UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2013

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (19.5%)
Commonwealth Bank of Australia	1,565,038	104,319
BHP Billiton Ltd.	3,121,462	97,592
Westpac Banking Corp.	2,996,595	83,128
Australia & New Zealand Banking Group Ltd.	2,641,296	70,570
National Australia Bank Ltd.	2,234,017	62,686
Woolworths Ltd.	1,193,790	35,750
Wesfarmers Ltd.	973,682	35,488
CSL Ltd.	498,339	29,574
Rio Tinto Ltd.	423,924	21,924
Woodside Petroleum Ltd.	602,374	20,341
Westfield Group	2,016,285	20,336
Telstra Corp. Ltd.	4,263,416	19,103
QBE Insurance Group Ltd.	1,167,436	17,242
Suncorp Group Ltd.	1,251,620	14,398
Macquarie Group Ltd.	330,910	13,042
Brambles Ltd.	1,512,663	12,333
AMP Ltd.	2,847,461	11,562
Santos Ltd.	927,626	11,383
Origin Energy Ltd.	1,055,624	11,329
Amcor Ltd.	1,178,925	11,204
Insurance Australia Group Ltd.	2,024,659	10,570
Transurban Group	1,418,551	8,640
Oil Search Ltd.	1,104,715	8,037
Aurizon Holdings Ltd.	1,913,969	7,807
Newcrest Mining Ltd.	691,576	7,618
Westfield Retail Trust	2,782,724	7,521
Stockland	2,234,322	7,187
Goodman Group	1,670,361	7,081
AGL Energy Ltd.	535,954	7,006
Coca-Cola Amatil Ltd.	523,416	6,041
ASX Ltd.	184,110	5,759
Orica Ltd.	354,031	5,752
Wesfarmers Ltd. Price Protected Shares	148,077	5,479
Mirvac Group	3,571,100	5,261
Fortescue Metals Group Ltd.	1,568,142	5,149
GPT Group	1,533,335	5,042
Sonic Healthcare Ltd.	369,831	4,759
Crown Ltd.	393,968	4,530
Asciano Ltd.	948,554	4,327
Computershare Ltd.	481,969	4,237
^ APA Group	784,671	4,232
Ramsay Health Care Ltd.	126,291	4,178
WorleyParsons Ltd.	209,758	4,150
Lend Lease Group	523,016	4,120
Dexus Property Group	4,318,329	4,071
Iluka Resources Ltd.	407,723	4,032
Tatts Group Ltd.	1,349,721	3,869
Bendigo and Adelaide Bank Ltd.	392,030	3,761
Incitec Pivot Ltd.	1,586,785	3,750

	CFS Retail Property Trust Group	1,926,644	3,549
^	James Hardie Industries plc	426,195	3,540
	Toll Holdings Ltd.	658,872	3,154
	Cochlear Ltd.	55,515	3,046
	Boral Ltd.	760,394	2,896
	Treasury Wine Estates Ltd.	640,584	2,745
^	ALS Ltd.	355,219	2,707
^	Metcash Ltd.	860,461	2,667
	Federation Centres Ltd.	1,240,192	2,610
	Bank of Queensland Ltd.	302,145	2,583
*	BlueScope Steel Ltd.	535,112	2,581
	Leighton Holdings Ltd.	161,690	2,399
	Commonwealth Property Office Fund	2,249,946	2,336
	Sydney Airport	714,821	2,307
^	Flight Centre Ltd.	54,879	2,238
	Caltex Australia Ltd.	131,618	2,213
	Tabcorp Holdings Ltd.	716,963	2,106
	Ansell Ltd.	125,254	2,087
*	Alumina Ltd.	2,397,043	2,086
	Challenger Ltd.	524,241	2,011
	Echo Entertainment Group Ltd.	809,686	1,909
	Aristocrat Leisure Ltd.	443,299	1,729
	SP AusNet	1,588,267	1,684
	IOOF Holdings Ltd.	220,292	1,639
	DuluxGroup Ltd.	351,816	1,410
	Downer EDI Ltd.	411,355	1,393
	Adelaide Brighton Ltd.	455,940	1,344
	Perpetual Ltd.	36,220	1,304
*	Qantas Airways Ltd.	1,101,094	1,247
	Platinum Asset Management Ltd.	215,120	1,223
^	Harvey Norman Holdings Ltd.	501,874	1,199
	Seven West Media Ltd.	622,596	1,196
*	Goodman Fielder Ltd.	1,687,210	1,159
	Arrium Ltd.	1,286,880	1,149
	OZ Minerals Ltd.	300,919	1,102
^	Whitehaven Coal Ltd.	578,380	1,022
	CSR Ltd.	484,091	952
	Envestra Ltd.	896,974	895
	Shopping Centres Australasia Property Group	561,947	816
	New Hope Corp. Ltd.	237,619	803
^	Fairfax Media Ltd.	1,803,755	778
	Macquarie Atlas Roads Group	359,024	725
^,* Paladin Energy Ltd.		800,845	719
	Australand Property Group	219,049	679
	Sims Metal Management Ltd.	84,221	678
	Sims Metal Management Ltd. ADR	84,787	675
^,* Lynas Corp. Ltd.		1,836,919	669
	Nufarm Ltd.	162,454	657
	GWA Group Ltd.	282,234	624
	Atlas Iron Ltd.	837,496	613
^	Newcrest Mining Ltd. ADR	51,388	573
*	Ten Network Holdings Ltd.	1,605,433	397
^,* Aquila Resources Ltd.		152,555	286
*	Energy Resources of Australia Ltd.	158,818	209
			952,588
Hong Kong (8.9%)
	AIA Group Ltd.	11,722,645	55,487

Hutchison Whampoa Ltd.	2,325,531	26,230
Sun Hung Kai Properties Ltd.	1,504,118	20,051
Cheung Kong Holdings Ltd.	1,290,636	18,116
Hong Kong Exchanges and Clearing Ltd.	1,120,997	17,418
Hong Kong & China Gas Co. Ltd.	5,504,146	14,101
Sands China Ltd.	2,362,747	12,770
Wharf Holdings Ltd.	1,479,297	12,710
CLP Holdings Ltd.	1,494,041	12,386
Jardine Matheson Holdings Ltd.	224,000	12,262
Power Assets Holdings Ltd.	1,296,816	11,642
Hang Seng Bank Ltd.	750,141	11,474
BOC Hong Kong Holdings Ltd.	3,507,046	11,003
Link REIT	2,239,243	10,934
* Galaxy Entertainment Group Ltd.	2,043,950	10,758
Want Want China Holdings Ltd.	6,444,000	8,720
Swire Pacific Ltd. Class A	666,125	7,857
Hongkong Land Holdings Ltd.	1,125,000	7,599
Li & Fung Ltd.	5,611,259	7,416
Jardine Strategic Holdings Ltd.	214,500	7,378
Hang Lung Properties Ltd.	2,198,317	7,116
Henderson Land Development Co. Ltd.	997,328	6,212
New World Development Co. Ltd.	3,657,568	5,335
China Mengniu Dairy Co. Ltd.	1,292,000	5,169
MTR Corp. Ltd.	1,359,417	5,054
Bank of East Asia Ltd.	1,305,676	4,894
Prada SPA	490,600	4,575
Tingyi Cayman Islands Holding Corp.	1,840,000	4,550
SJM Holdings Ltd.	1,774,359	4,443
Wheelock & Co. Ltd.	801,486	4,168
Sino Land Co. Ltd.	2,886,300	4,072
Hang Lung Group Ltd.	782,000	4,026
Cheung Kong Infrastructure Holdings Ltd.	489,215	3,378
Samsonite International SA	1,227,573	3,360
Swire Properties Ltd.	1,129,765	3,318
AAC Technologies Holdings Inc.	671,000	3,122
Sun Art Retail Group Ltd.	2,147,500	2,983
Techtronic Industries Co.	1,205,500	2,945
Esprit Holdings Ltd.	1,784,500	2,905
Wynn Macau Ltd.	1,020,840	2,892
Hysan Development Co. Ltd.	611,603	2,595
Kerry Properties Ltd.	627,358	2,579
First Pacific Co. Ltd.	2,262,823	2,557
ASM Pacific Technology Ltd.	233,728	2,538
VTech Holdings Ltd.	153,000	2,342
Yue Yuen Industrial Holdings Ltd.	810,519	2,230
Shangri-La Asia Ltd.	1,408,096	2,214
MGM China Holdings Ltd.	750,400	2,162
NWS Holdings Ltd.	1,328,411	2,037
Television Broadcasts Ltd.	277,100	1,878
Cathay Pacific Airways Ltd.	1,001,548	1,852
PCCW Ltd.	3,764,143	1,713
Hopewell Holdings Ltd.	524,624	1,662
Xinyi Glass Holdings Ltd.	1,810,000	1,656
Melco International Development Ltd.	764,000	1,538
Wing Hang Bank Ltd.	164,885	1,528
* Semiconductor Manufacturing International Corp.	20,573,000	1,515
^ Chow Tai Fook Jewellery Group Ltd.	1,054,600	1,344

*	FIH Mobile Ltd.	2,142,000	1,155
^	Shougang Fushan Resources Group Ltd.	3,470,000	1,136
	Champion REIT	2,447,000	1,074
	Lifestyle International Holdings Ltd.	449,000	1,068
	Orient Overseas International Ltd.	191,824	1,063
	New World China Land Ltd.	2,552,000	1,058
	Cafe de Coral Holdings Ltd.	312,000	1,014
^	Uni-President China Holdings Ltd.	1,047,000	954
	L'Occitane International SA	424,750	953
	Great Eagle Holdings Ltd.	242,000	917
	Shui On Land Ltd.	2,962,666	886
	Johnson Electric Holdings Ltd.	1,340,500	797
	Huabao International Holdings Ltd.	1,806,000	777
	Shun Tak Holdings Ltd.	1,746,000	749
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,000	661
	Texwinca Holdings Ltd.	576,000	560
*	United Co. RUSAL plc	1,548,000	529
	Parkson Retail Group Ltd.	1,299,500	516
	Dah Sing Financial Holdings Ltd.	123,600	515
*	Brightoil Petroleum Holdings Ltd.	2,761,000	480
	China Travel International Inv HK	2,426,000	444
	Hopewell Highway Infrastructure Ltd.	856,500	406
	Kowloon Development Co. Ltd.	320,000	385
	Dah Sing Banking Group Ltd.	301,200	349
^,* China Rongsheng Heavy Industries Group Holdings Ltd.		2,658,500	281
	Hutchison Harbour Ring Ltd.	2,492,000	202
*	Mongolian Mining Corp.	583,500	121
			435,819
Japan (56.1%)
	Toyota Motor Corp.	2,566,871	156,196
	Mitsubishi UFJ Financial Group Inc.	13,750,124	85,292
	Honda Motor Co. Ltd.	1,743,827	64,593
	Sumitomo Mitsui Financial Group Inc.	1,305,734	59,654
	Softbank Corp.	915,970	58,142
	Mizuho Financial Group Inc.	23,263,341	48,384
	Japan Tobacco Inc.	1,130,759	39,476
	Canon Inc.	1,100,517	33,945
	Takeda Pharmaceutical Co. Ltd.	752,791	33,570
	Mitsubishi Estate Co. Ltd.	1,237,982	31,381
	Hitachi Ltd.	4,506,258	30,188
	East Japan Railway Co.	370,085	29,774
	KDDI Corp.	534,400	29,568
	FANUC Corp.	190,776	28,886
	Seven & I Holdings Co. Ltd.	760,154	28,636
	Nomura Holdings Inc.	3,417,694	25,965
	Nissan Motor Co. Ltd.	2,471,446	25,807
	Mitsubishi Corp.	1,401,634	25,536
	Shin-Etsu Chemical Co. Ltd.	401,155	24,992
	Mitsui Fudosan Co. Ltd.	823,580	24,825
	Astellas Pharma Inc.	451,474	24,146
	Nippon Steel & Sumitomo Metal Corp.	8,241,309	23,910
	Bridgestone Corp.	649,850	23,009
	Mitsui & Co. Ltd.	1,685,400	22,575
	Central Japan Railway Co.	176,400	21,609
	Denso Corp.	464,886	21,102
	Tokio Marine Holdings Inc.	657,990	21,001
	NTT DOCOMO Inc.	13,710	20,881

Komatsu Ltd.	926,509	20,627
Sony Corp.	972,044	20,408
Nippon Telegraph & Telephone Corp.	389,244	19,638
Sumitomo Realty & Development Co. Ltd.	469,492	19,616
Mitsubishi Electric Corp.	1,930,954	18,725
* Panasonic Corp.	2,072,990	18,390
ITOCHU Corp.	1,509,397	17,926
Fast Retailing Co. Ltd.	52,120	17,801
Kubota Corp.	1,218,895	17,744
ORIX Corp.	1,191,050	17,677
Toshiba Corp.	4,014,424	17,365
Sumitomo Mitsui Trust Holdings Inc.	3,725,819	17,135
Mitsubishi Heavy Industries Ltd.	3,125,743	16,783
Kao Corp.	512,677	16,417
Kyocera Corp.	157,775	15,989
Fuji Heavy Industries Ltd.	613,212	15,098
Keyence Corp.	45,077	14,698
Sumitomo Corp.	1,098,438	14,680
Daiwa Securities Group Inc.	1,699,984	14,421
MS&AD Insurance Group Holdings	530,801	13,738
Tokyo Gas Co. Ltd.	2,457,959	13,511
Murata Manufacturing Co. Ltd.	195,819	13,449
Nintendo Co. Ltd.	102,998	13,123
SMC Corp.	60,800	12,858
Dai-ichi Life Insurance Co. Ltd.	9,371	12,756
Kirin Holdings Co. Ltd.	862,616	12,754
JX Holdings Inc.	2,362,723	12,541
Otsuka Holdings Co. Ltd.	375,979	12,137
Eisai Co. Ltd.	269,868	11,407
Marubeni Corp.	1,625,356	11,284
Secom Co. Ltd.	202,903	11,168
Daiichi Sankyo Co. Ltd.	678,991	11,050
Daiwa House Industry Co. Ltd.	596,805	10,961
Daikin Industries Ltd.	261,312	10,857
* Mazda Motor Corp.	2,583,959	10,766
Asahi Group Holdings Ltd.	421,221	10,730
JFE Holdings Inc.	452,907	10,216
Sumitomo Electric Industries Ltd.	745,621	10,062
Inpex Corp.	2,242	9,803
FUJIFILM Holdings Corp.	447,372	9,802
Suzuki Motor Corp.	407,668	9,747
Chubu Electric Power Co. Inc.	694,772	9,633
Toray Industries Inc.	1,509,857	9,612
NKSJ Holdings Inc.	376,126	9,436
* Kansai Electric Power Co. Inc.	759,714	9,288
Hoya Corp.	423,902	9,136
Resona Holdings Inc.	1,835,543	9,108
Nitto Denko Corp.	160,866	9,062
Nidec Corp.	109,014	8,953
Terumo Corp.	176,850	8,942
Isuzu Motors Ltd.	1,243,996	8,820
Ajinomoto Co. Inc.	630,706	8,798
* Olympus Corp.	282,136	8,623
Yamato Holdings Co. Ltd.	392,661	8,608
* Tokyo Electric Power Co. Inc.	1,410,684	8,608
Oriental Land Co. Ltd.	51,818	8,432
Asahi Kasei Corp.	1,300,836	8,227

Osaka Gas Co. Ltd.	1,931,548	8,175
T&D Holdings Inc.	644,261	8,137
Tokyu Corp.	1,235,409	8,024
Aeon Co. Ltd.	581,995	7,999
West Japan Railway Co.	186,637	7,881
Ricoh Co. Ltd.	686,082	7,702
Tokyo Electron Ltd.	168,813	7,680
Aisin Seiki Co. Ltd.	193,729	7,674
JGC Corp.	213,221	7,516
Sekisui House Ltd.	559,235	7,216
Nikon Corp.	345,130	7,204
Hankyu Hanshin Holdings Inc.	1,222,000	6,990
Dentsu Inc.	218,202	6,948
Yahoo Japan Corp.	13,048	6,934
Shimano Inc.	76,598	6,905
Kintetsu Corp.	1,594,927	6,848
Sumitomo Metal Mining Co. Ltd.	525,149	6,845
Daito Trust Construction Co. Ltd.	74,558	6,813
Toyota Industries Corp.	165,220	6,782
Bank of Yokohama Ltd.	1,224,462	6,711
Fujitsu Ltd.	1,751,981	6,707
Shizuoka Bank Ltd.	618,859	6,692
LIXIL Group Corp.	277,532	6,508
Makita Corp.	123,127	6,405
* Kyushu Electric Power Co. Inc.	456,444	6,349
Shionogi & Co. Ltd.	310,673	6,302
Omron Corp.	202,710	6,269
Mitsubishi Chemical Holdings Corp.	1,321,379	6,200
Unicharm Corp.	116,141	6,183
Asahi Glass Co. Ltd.	922,115	5,964
Shiseido Co. Ltd.	382,353	5,875
IHI Corp.	1,385,720	5,829
Toyota Tsusho Corp.	219,548	5,822
Odakyu Electric Railway Co. Ltd.	611,362	5,803
Ono Pharmaceutical Co. Ltd.	90,233	5,783
NEC Corp.	2,505,284	5,662
Kawasaki Heavy Industries Ltd.	1,501,357	5,484
Dai Nippon Printing Co. Ltd.	613,513	5,460
* Tohoku Electric Power Co. Inc.	465,642	5,434
Tobu Railway Co. Ltd.	1,042,206	5,376
Chiba Bank Ltd.	752,129	5,204
Lawson Inc.	64,095	5,023
^ Yakult Honsha Co. Ltd.	106,815	4,976
Sumitomo Chemical Co. Ltd.	1,498,276	4,925
Isetan Mitsukoshi Holdings Ltd.	353,480	4,875
* Mitsubishi Motors Corp.	369,221	4,863
Electric Power Development Co. Ltd.	142,679	4,719
Kuraray Co. Ltd.	339,513	4,630
Sysmex Corp.	70,592	4,552
Sega Sammy Holdings Inc.	194,691	4,526
Chugoku Electric Power Co. Inc.	304,313	4,470
NTT Data Corp.	1,233	4,418
Daihatsu Motor Co. Ltd.	200,557	4,408
Nippon Yusen KK	1,576,083	4,364
TDK Corp.	120,187	4,328
Chugai Pharmaceutical Co. Ltd.	217,857	4,320
Keikyu Corp.	514,531	4,293

Mitsubishi Materials Corp.	1,219,508	4,290
NSK Ltd.	454,736	4,251
Sekisui Chemical Co. Ltd.	422,445	4,235
Mitsui OSK Lines Ltd.	1,096,811	4,218
Hisamitsu Pharmaceutical Co. Inc.	76,240	4,197
Konica Minolta Inc.	510,753	4,179
Hirose Electric Co. Ltd.	31,341	4,179
NGK Spark Plug Co. Ltd.	210,081	4,168
Keio Corp.	591,808	4,164
Hino Motors Ltd.	271,209	4,156
Tokyu Land Corp.	435,127	4,142
Nippon Express Co. Ltd.	875,925	4,134
Taisei Corp.	1,038,863	4,044
Toppan Printing Co. Ltd.	593,872	4,030
* Kobe Steel Ltd.	2,503,957	3,951
Taiheiyo Cement Corp.	1,165,000	3,916
Oji Holdings Corp.	918,521	3,913
* Sharp Corp.	946,867	3,892
J Front Retailing Co. Ltd.	484,380	3,849
Fukuoka Financial Group Inc.	836,041	3,766
Joyo Bank Ltd.	689,338	3,708
Yamaha Motor Co. Ltd.	273,747	3,667
NGK Insulators Ltd.	268,541	3,578
JSR Corp.	197,043	3,557
Rohm Co. Ltd.	92,233	3,556
Obayashi Corp.	661,575	3,531
Credit Saison Co. Ltd.	156,175	3,496
Suruga Bank Ltd.	195,396	3,468
Yamada Denki Co. Ltd.	84,924	3,437
Tokyo Tatemono Co. Ltd.	411,000	3,404
Hulic Co. Ltd.	284,300	3,402
Santen Pharmaceutical Co. Ltd.	77,920	3,395
Trend Micro Inc.	100,758	3,346
TOTO Ltd.	328,078	3,345
Aozora Bank Ltd.	1,064,676	3,289
Shinsei Bank Ltd.	1,481,373	3,285
MEIJI Holdings Co. Ltd.	69,115	3,242
Nitori Holdings Co. Ltd.	37,441	3,194
Kansai Paint Co. Ltd.	245,442	3,180
Yokogawa Electric Corp.	243,896	3,155
Nomura Research Institute Ltd.	95,684	3,132
Kajima Corp.	882,362	3,101
Namco Bandai Holdings Inc.	190,754	3,086
Mitsubishi Gas Chemical Co. Inc.	416,921	3,082
Japan Airlines Co. Ltd.	57,946	3,073
Taisho Pharmaceutical Holdings Co. Ltd.	44,923	3,060
Nissin Foods Holdings Co. Ltd.	76,847	3,054
Nippon Meat Packers Inc.	194,466	2,992
Shimamura Co. Ltd.	25,953	2,975
Toyo Suisan Kaisha Ltd.	94,996	2,970
Mitsubishi Tanabe Pharma Corp.	220,036	2,964
Stanley Electric Co. Ltd.	150,841	2,920
Kikkoman Corp.	169,642	2,919
Sumitomo Rubber Industries Ltd.	174,790	2,909
Bank of Kyoto Ltd.	361,363	2,886
Yaskawa Electric Corp.	241,655	2,879
Iyo Bank Ltd.	297,498	2,838

Asics Corp.	167,832	2,819
Yokohama Rubber Co. Ltd.	286,000	2,815
Nippon Paint Co. Ltd.	219,000	2,787
Sony Financial Holdings Inc.	169,124	2,774
JTEKT Corp.	221,166	2,773
Takashimaya Co. Ltd.	281,494	2,766
Toyo Seikan Group Holdings Ltd.	167,373	2,766
Hachijuni Bank Ltd.	469,828	2,756
Toho Co. Ltd.	130,833	2,726
Brother Industries Ltd.	244,359	2,713
* Shikoku Electric Power Co. Inc.	151,444	2,708
Miraca Holdings Inc.	55,985	2,700
FamilyMart Co. Ltd.	61,065	2,694
Nomura Real Estate Holdings Inc.	114,978	2,674
Aeon Mall Co. Ltd.	107,055	2,662
Shimizu Corp.	638,504	2,656
Keisei Electric Railway Co. Ltd.	274,404	2,640
Hokuriku Electric Power Co.	182,734	2,635
Amada Co. Ltd.	366,393	2,629
Sanrio Co. Ltd.	53,750	2,618
TonenGeneral Sekiyu KK	270,713	2,618
^ AEON Financial Service Co. Ltd.	89,770	2,617
Daicel Corp.	301,473	2,595
Kyowa Hakko Kirin Co. Ltd.	259,386	2,585
Don Quijote Co. Ltd.	49,400	2,584
Sumitomo Heavy Industries Ltd.	553,153	2,567
Mitsubishi UFJ Lease & Finance Co. Ltd.	492,700	2,519
USS Co. Ltd.	20,926	2,500
Gunma Bank Ltd.	442,081	2,499
Marui Group Co. Ltd.	256,842	2,498
Toho Gas Co. Ltd.	491,518	2,456
Hokuhoku Financial Group Inc.	1,294,000	2,439
THK Co. Ltd.	116,832	2,433
Nisshin Seifun Group Inc.	209,764	2,430
Air Water Inc.	165,281	2,421
Hamamatsu Photonics KK	68,322	2,372
Ebara Corp.	432,000	2,371
* Hokkaido Electric Power Co. Inc.	180,793	2,360
Rinnai Corp.	32,207	2,358
Nagoya Railroad Co. Ltd.	837,000	2,339
Seven Bank Ltd.	627,940	2,323
Nabtesco Corp.	110,865	2,321
Suzuken Co. Ltd.	74,148	2,318
^ ANA Holdings Inc.	1,124,143	2,315
Alfresa Holdings Corp.	46,158	2,290
Kurita Water Industries Ltd.	112,278	2,290
MISUMI Group Inc.	84,000	2,283
Sankyo Co. Ltd.	51,617	2,279
SBI Holdings Inc.	217,327	2,274
^ Dena Co. Ltd.	119,651	2,270
Yamaguchi Financial Group Inc.	235,864	2,245
Shimadzu Corp.	283,596	2,234
Hiroshima Bank Ltd.	537,000	2,232
Benesse Holdings Inc.	64,447	2,222
Keihan Electric Railway Co. Ltd.	543,000	2,211
Yamaha Corp.	171,639	2,199
Kakaku.com Inc.	63,400	2,194

Nippon Kayaku Co. Ltd.	170,000	2,191
Nippon Electric Glass Co. Ltd.	406,752	2,185
Nissan Chemical Industries Ltd.	157,400	2,177
Advantest Corp.	165,887	2,161
Koito Manufacturing Co. Ltd.	111,455	2,149
Casio Computer Co. Ltd.	239,472	2,134
Kaneka Corp.	311,995	2,110
Zeon Corp.	193,000	2,092
Dowa Holdings Co. Ltd.	229,000	2,091
Sojitz Corp.	1,224,718	2,082
Mitsui Chemicals Inc.	901,190	2,082
Konami Corp.	93,849	2,077
Mitsubishi Logistics Corp.	141,831	2,066
Dainippon Sumitomo Pharma Co. Ltd.	155,438	2,062
MediPal Holdings Corp.	166,084	2,060
Taiyo Nippon Sanso Corp.	291,728	2,056
Teijin Ltd.	947,175	2,054
Kamigumi Co. Ltd.	247,148	2,049
Fuji Electric Co. Ltd.	547,783	2,047
Tosoh Corp.	576,000	2,039
Hitachi Construction Machinery Co. Ltd.	103,232	2,031
Chugoku Bank Ltd.	156,109	2,027
Idemitsu Kosan Co. Ltd.	24,298	2,023
Ryohin Keikaku Co. Ltd.	22,900	2,006
Chiyoda Corp.	167,123	1,983
DIC Corp.	758,000	1,976
Showa Denko KK	1,466,499	1,972
Japan Steel Works Ltd.	343,865	1,929
M3 Inc.	699	1,924
Hitachi Metals Ltd.	159,407	1,914
NHK Spring Co. Ltd.	162,496	1,884
Ube Industries Ltd.	993,936	1,884
Daido Steel Co. Ltd.	322,087	1,865
Tsumura & Co.	65,272	1,859
Otsuka Corp.	16,442	1,856
Seiko Epson Corp.	147,500	1,842
Nishi-Nippon City Bank Ltd.	711,839	1,835
Obic Co. Ltd.	6,490	1,820
Ibiden Co. Ltd.	119,283	1,778
NOK Corp.	111,356	1,771
Park24 Co. Ltd.	95,700	1,762
Citizen Holdings Co. Ltd.	305,548	1,744
Showa Shell Sekiyu KK	188,622	1,737
Toyoda Gosei Co. Ltd.	70,303	1,726
Hitachi Chemical Co. Ltd.	101,566	1,709
77 Bank Ltd.	353,000	1,705
Hakuhodo DY Holdings Inc.	24,495	1,686
Kewpie Corp.	107,600	1,657
Yamazaki Baking Co. Ltd.	139,435	1,644
GS Yuasa Corp.	372,999	1,643
NTN Corp.	500,000	1,637
Furukawa Electric Co. Ltd.	673,600	1,626
Denki Kagaku Kogyo KK	440,927	1,625
Sawai Pharmaceutical Co. Ltd.	13,400	1,623
Nippon Shokubai Co. Ltd.	156,000	1,612
* Haseko Corp.	1,283,000	1,593
Takara Holdings Inc.	184,000	1,559

	Sugi Holdings Co. Ltd.	40,100	1,557
	Taiyo Yuden Co. Ltd.	115,400	1,541
^	Nippon Paper Industries Co. Ltd.	105,848	1,540
	Maruichi Steel Tube Ltd.	64,014	1,540
	Sotetsu Holdings Inc.	423,000	1,535
	COMSYS Holdings Corp.	120,300	1,528
	Ushio Inc.	124,284	1,525
	Nagase & Co. Ltd.	116,800	1,516
	Azbil Corp.	69,800	1,498
	Hoshizaki Electric Co. Ltd.	42,800	1,488
	Yamato Kogyo Co. Ltd.	45,017	1,459
	K's Holdings Corp.	41,900	1,427
	Sundrug Co. Ltd.	32,800	1,410
	Shiga Bank Ltd.	247,000	1,408
	Kobayashi Pharmaceutical Co. Ltd.	26,900	1,402
	Lion Corp.	249,000	1,399
	Nishi-Nippon Railroad Co. Ltd.	365,000	1,389
	Ito En Ltd.	58,600	1,373
	Aoyama Trading Co. Ltd.	54,900	1,370
	Disco Corp.	23,100	1,365
	Nichirei Corp.	283,000	1,362
	Hitachi High-Technologies Corp.	62,080	1,353
	Sumitomo Forestry Co. Ltd.	126,800	1,342
	UNY Group Holdings Co. Ltd.	208,700	1,340
	Mabuchi Motor Co. Ltd.	25,801	1,339
	Seino Holdings Co. Ltd.	149,000	1,336
	Toyobo Co. Ltd.	854,000	1,330
	Glory Ltd.	56,600	1,327
	Rohto Pharmaceutical Co. Ltd.	96,000	1,325
	Minebea Co. Ltd.	336,000	1,317
	Sapporo Holdings Ltd.	363,000	1,306
	Keiyo Bank Ltd.	248,000	1,301
	Oracle Corp. Japan	33,068	1,288
^,* Aiful Corp.		137,300	1,285
	Mitsui Engineering & Shipbuilding Co. Ltd.	725,000	1,284
	Calbee Inc.	13,300	1,280
	Mori Seiki Co. Ltd.	98,800	1,279
	Japan Petroleum Exploration Co.	29,579	1,269
	Nexon Co. Ltd.	99,800	1,260
	Juroku Bank Ltd.	342,000	1,255
	NTT Urban Development Corp.	1,041	1,255
	Alps Electric Co. Ltd.	166,300	1,246
	Century Tokyo Leasing Corp.	45,000	1,236
	Kagome Co. Ltd.	72,600	1,234
	Kinden Corp.	126,431	1,229
	Wacoal Holdings Corp.	121,000	1,227
	Sumitomo Osaka Cement Co. Ltd.	377,000	1,222
	Kawasaki Kisen Kaisha Ltd.	594,000	1,214
	Shimachu Co. Ltd.	49,300	1,212
	Coca-Cola West Co. Ltd.	61,824	1,201
	Fujikura Ltd.	325,000	1,185
	Mitsui Mining & Smelting Co. Ltd.	527,000	1,180
	Onward Holdings Co. Ltd.	130,000	1,175
*	Acom Co. Ltd.	38,260	1,173
	Sohgo Security Services Co. Ltd.	65,100	1,161
	Rengo Co. Ltd.	229,000	1,160
	San-In Godo Bank Ltd.	153,000	1,155

Hikari Tsushin Inc.	18,700	1,149
Kaken Pharmaceutical Co. Ltd.	73,000	1,132
* Dainippon Screen Manufacturing Co. Ltd.	204,000	1,128
Musashino Bank Ltd.	31,700	1,126
KYORIN Holdings Inc.	51,600	1,125
Nisshinbo Holdings Inc.	146,000	1,124
OKUMA Corp.	152,000	1,121
House Foods Corp.	69,600	1,118
Daishi Bank Ltd.	330,000	1,117
* Orient Corp.	408,294	1,112
Senshu Ikeda Holdings Inc.	219,500	1,108
Autobacs Seven Co. Ltd.	74,700	1,095
Higo Bank Ltd.	185,000	1,086
Izumi Co. Ltd.	35,600	1,074
* Cosmo Oil Co. Ltd.	577,046	1,071
^ Nipro Corp.	110,100	1,056
Hitachi Capital Corp.	44,300	1,056
Tokai Rika Co. Ltd.	48,800	1,051
H2O Retailing Corp.	119,000	1,047
^ Fukuyama Transporting Co. Ltd.	171,000	1,041
SKY Perfect JSAT Holdings Inc.	1,982	1,039
Jafco Co. Ltd.	27,800	1,009
Itochu Techno-Solutions Corp.	25,066	993
Kagoshima Bank Ltd.	151,000	987
Hokkoku Bank Ltd.	291,000	985
ABC-Mart Inc.	21,687	978
Matsumotokiyoshi Holdings Co. Ltd.	32,400	977
Nanto Bank Ltd.	254,000	969
North Pacific Bank Ltd.	248,900	961
Lintec Corp.	50,600	954
Anritsu Corp.	75,600	949
Matsui Securities Co. Ltd.	103,200	948
Hyakugo Bank Ltd.	237,000	940
Ogaki Kyoritsu Bank Ltd.	318,000	930
Square Enix Holdings Co. Ltd.	67,315	925
Nippon Television Holdings Inc.	50,500	913
* Nippon Sheet Glass Co. Ltd.	866,000	908
Sumco Corp.	102,101	900
KYB Co. Ltd.	173,000	899
Toyota Boshoku Corp.	61,409	888
Exedy Corp.	32,600	877
Awa Bank Ltd.	167,000	873
Capcom Co. Ltd.	48,700	865
SCSK Corp.	42,400	864
Mochida Pharmaceutical Co. Ltd.	67,000	841
FP Corp.	11,900	838
Kose Corp.	29,600	838
Maeda Road Construction Co. Ltd.	51,000	836
Fuji Media Holdings Inc.	453	819
Nippo Corp.	48,000	817
Ezaki Glico Co. Ltd.	79,000	817
^ Shochiku Co. Ltd.	82,000	816
Hyakujushi Bank Ltd.	262,000	809
Komeri Co. Ltd.	31,300	771
Calsonic Kansei Corp.	144,000	755
^ Gree Inc.	92,279	748
Point Inc.	14,920	747

Asatsu-DK Inc.	27,800	729
Tsuruha Holdings Inc.	7,700	708
Toshiba TEC Corp.	122,000	703
Takata Corp.	31,600	660
Toda Corp.	224,000	637
Heiwa Corp.	37,000	637
Pola Orbis Holdings Inc.	18,000	630
Kissei Pharmaceutical Co. Ltd.	32,400	629
Canon Marketing Japan Inc.	49,000	626
Kokuyo Co. Ltd.	85,300	625
Sumitomo Bakelite Co. Ltd.	166,000	624
Shinko Electric Industries Co. Ltd.	64,800	623
Nisshin Steel Holdings Co. Ltd.	71,200	621
Pacific Metals Co. Ltd.	136,000	606
Cosmos Pharmaceutical Corp.	5,700	605
Hitachi Transport System Ltd.	40,400	580
Nissan Shatai Co. Ltd.	44,000	564
Tokai Carbon Co. Ltd.	192,000	552
Kandenko Co. Ltd.	97,000	488
Tokyo Broadcasting System Holdings Inc.	35,200	465
PanaHome Corp.	69,000	426
TV Asahi Corp.	18,600	408
Sumitomo Real Estate Sales Co. Ltd.	6,890	372
Mitsubishi Shokuhin Co. Ltd.	13,500	340
Hitachi Koki Co. Ltd.	45,600	336
^ OSAKA Titanium Technologies Co.	17,000	331
Toppan Forms Co. Ltd.	38,300	330
Tokai Rubber Industries Ltd.	33,700	291
NS Solutions Corp.	14,700	274
Kansai Urban Banking Corp.	239,000	263
* Renesas Electronics Corp.	34,800	138
		2,736,378
New Zealand (0.4%)
Fletcher Building Ltd.	676,772	4,392
Telecom Corp. of New Zealand Ltd.	1,746,404	3,141
Auckland International Airport Ltd.	953,759	2,397
SKYCITY Entertainment Group Ltd.	545,856	1,825
Sky Network Television Ltd.	368,750	1,576
Contact Energy Ltd.	350,435	1,502
Fisher & Paykel Healthcare Corp. Ltd.	515,843	1,433
Kiwi Income Property Trust	947,777	859
Chorus Ltd.	368,999	796
Vector Ltd.	231,562	490
Warehouse Group Ltd.	103,647	324
Air New Zealand Ltd.	274,139	317
		19,052
Singapore (4.1%)
Singapore Telecommunications Ltd.	7,116,109	21,974
DBS Group Holdings Ltd.	1,670,779	21,925
Oversea-Chinese Banking Corp. Ltd.	2,635,594	21,881
United Overseas Bank Ltd.	1,147,267	19,353
Keppel Corp. Ltd.	1,394,358	11,350
Global Logistic Properties Ltd.	2,918,773	6,509
CapitaLand Ltd.	2,469,558	6,265
Genting Singapore plc	5,911,597	6,166
^ Singapore Press Holdings Ltd.	1,554,417	5,366

	Singapore Technologies Engineering Ltd.	1,516,055	5,105
	Wilmar International Ltd.	2,051,303	5,077
	City Developments Ltd.	578,713	4,836
	Singapore Exchange Ltd.	802,260	4,810
	CapitaMall Trust	2,529,112	4,031
	Singapore Airlines Ltd.	495,226	3,937
	Hutchison Port Holdings Trust	4,930,639	3,644
	Sembcorp Industries Ltd.	865,820	3,457
	Ascendas REIT	1,907,894	3,448
	ComfortDelGro Corp. Ltd.	1,955,980	3,079
	Jardine Cycle & Carriage Ltd.	95,621	3,029
	UOL Group Ltd.	527,717	2,899
^	SembCorp Marine Ltd.	810,666	2,899
	Golden Agri-Resources Ltd.	6,274,163	2,588
	Noble Group Ltd.	3,680,304	2,586
	StarHub Ltd.	732,567	2,536
	Suntec REIT	1,968,000	2,460
	Keppel Land Ltd.	755,575	2,189
	CapitaMalls Asia Ltd.	1,339,335	2,099
	CapitaCommercial Trust	1,849,000	2,041
^	Olam International Ltd.	1,386,181	1,849
^	Yangzijiang Shipbuilding Holdings Ltd.	2,064,210	1,518
	Singapore Post Ltd.	1,364,000	1,410
	Venture Corp. Ltd.	237,000	1,365
	SIA Engineering Co. Ltd.	210,000	804
^	SMRT Corp. Ltd.	668,000	744
^,* Neptune Orient Lines Ltd.		839,000	708
	Wing Tai Holdings Ltd.	412,000	689
	M1 Ltd.	270,000	686
	Yanlord Land Group Ltd.	614,000	596
^	Cosco Corp. Singapore Ltd.	910,001	536
^	Indofood Agri Resources Ltd.	402,000	280
			198,724
South Korea (10.5%)
	Samsung Electronics Co. Ltd.	103,135	117,524
	Hyundai Motor Co.	147,393	30,477
	POSCO	71,253	20,465
	Shinhan Financial Group Co. Ltd.	437,710	15,955
	Hyundai Mobis	64,437	15,708
	Kia Motors Corp.	248,715	14,082
*	SK Hynix Inc.	500,670	12,112
	KB Financial Group Inc.	371,570	11,753
	LG Chem Ltd.	42,050	10,547
	NHN Corp.	38,192	9,978
	Samsung Life Insurance Co. Ltd.	96,123	9,193
	Hana Financial Group Inc.	280,730	8,991
	Samsung Fire & Marine Insurance Co. Ltd.	37,336	7,969
	SK Innovation Co. Ltd.	58,647	7,930
	Hyundai Heavy Industries Co. Ltd.	42,412	7,917
	KT&G Corp.	116,235	7,833
	SK Telecom Co. Ltd.	38,237	7,492
	LG Electronics Inc.	103,819	6,734
	Samsung Heavy Industries Co. Ltd.	171,220	6,082
	Samsung C&T Corp.	119,653	5,917
*	Korea Electric Power Corp.	221,480	5,654
*	LG Display Co. Ltd.	216,650	5,375
	LG Corp.	86,386	5,021

Samsung SDI Co. Ltd.	32,832	4,757
LG Household & Health Care Ltd.	9,007	4,743
KT Corp.	122,610	3,967
SK Holdings Co. Ltd.	24,844	3,903
Samsung Electro-Mechanics Co. Ltd.	53,830	3,872
E-Mart Co. Ltd.	20,076	3,778
Hyundai Engineering & Construction Co. Ltd.	69,568	3,662
Cheil Industries Inc.	45,409	3,591
Celltrion Inc.	60,328	3,505
Hankook Tire Co. Ltd.	64,412	3,445
Woori Finance Holdings Co. Ltd.	341,430	3,417
Lotte Shopping Co. Ltd.	10,891	3,404
Hyundai Steel Co.	53,127	3,235
Orion Corp.	3,539	3,213
Coway Co. Ltd.	53,204	2,837
Kangwon Land Inc.	109,170	2,779
S-Oil Corp.	40,110	2,695
BS Financial Group Inc.	186,270	2,659
Hyundai Glovis Co. Ltd.	15,115	2,604
Korea Zinc Co. Ltd.	10,149	2,596
OCI Co. Ltd.	17,462	2,585
Amorepacific Corp.	3,032	2,557
LG Uplus Corp.	205,230	2,503
GS Holdings	49,223	2,417
Samsung Techwin Co. Ltd.	38,389	2,404
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	90,830	2,394
Samsung Securities Co. Ltd.	58,226	2,384
Hyundai Department Store Co. Ltd.	15,121	2,172
Hyundai Wia Corp.	14,875	2,171
NCSoft Corp.	14,008	2,123
Lotte Chemical Corp.	13,835	2,091
Daelim Industrial Co. Ltd.	26,178	2,069
Samsung Engineering Co. Ltd.	28,519	1,994
Dongbu Insurance Co. Ltd.	46,900	1,986
SK C&C Co. Ltd.	21,227	1,917
Cheil Worldwide Inc.	83,250	1,908
CJ CheilJedang Corp.	7,184	1,812
DGB Financial Group Inc.	118,230	1,771
Doosan Heavy Industries & Construction Co. Ltd.	40,580	1,665
Industrial Bank of Korea	158,460	1,607
Daewoo Securities Co. Ltd.	181,070	1,603
Hyundai Marine & Fire Insurance Co. Ltd.	58,320	1,600
KCC Corp.	5,046	1,566
Daewoo International Corp.	43,700	1,494
CJ Corp.	14,132	1,440
Samsung Card Co. Ltd.	42,460	1,426
Yuhan Corp.	7,493	1,405
Hyosung Corp.	23,359	1,401
Korea Investment Holdings Co. Ltd.	38,490	1,392
Hanwha Corp.	50,280	1,375
Kumho Petro chemical Co. Ltd.	16,952	1,354
* Daewoo Engineering & Construction Co. Ltd.	191,380	1,313
Shinsegae Co. Ltd.	6,611	1,286
Mando Corp.	12,231	1,284
S-1 Corp.	20,413	1,263
Hanwha Life Insurance Co. Ltd.	208,290	1,248
Korea Gas Corp.	22,242	1,235

Hyundai Mipo Dockyard			9,785	1,156
Hanwha Chemical Corp.			67,290	1,125
Lotte Confectionery Co. Ltd.			791	1,116
Woori Investment & Securities Co. Ltd.			105,130	1,094
Doosan Corp.			8,555	1,084
Hyundai Development Co-Engineering & Construction			60,020	1,065
LS Corp.			16,371	1,049
AMOREPACIFIC Group			2,909	1,005
* Doosan Infracore Co. Ltd.			90,230	990
Daum Communications Corp.			12,560	980
Halla Visteon Climate Control Corp.			32,290	957
Hyundai Hysco Co. Ltd.			26,950	945
* CJ Korea Express Co. Ltd.			9,948	871
* Korean Air Lines Co. Ltd.			34,530	867
* Hyundai Merchant Marine Co. Ltd.			60,730	867
GS Engineering & Construction Corp.			31,343	850
Mirae Asset Securities Co. Ltd.			22,910	846
SK Networks Co. Ltd.			144,910	838
Lotte Chilsung Beverage Co. Ltd.			564	739
Samsung Fine Chemicals Co. Ltd.			17,069	725
NongShim Co. Ltd.			3,079	713
Hite Jinro Co. Ltd.			26,630	651
LG Hausys Ltd.			5,566	632
Hyundai Securities Co. Ltd.			107,270	594
KEPCO Engineering & Construction Co. Inc.			8,794	566
* Hanjin Shipping Co. Ltd.			72,940	523
SKC Co. Ltd.			18,750	487
Dongkuk Steel Mill Co. Ltd.			34,380	378
Daishin Securities Co. Ltd.			34,800	276
STX Pan Ocean Co. Ltd.			95,340	204
Daishin Securities Co. Ltd. Prior Pfd.			24,940	141
				509,920
Total Common Stocks (Cost $5,763,243)				4,852,481
	Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.124%		48,810,706	48,811

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5,6]Fannie Mae Discount Notes	0.065%	8/28/13	3,000	3,000
[5,7] Federal Home Loan Bank Discount Notes	0.085%	9/6/13	2,000	1,999
				4,999
Total Temporary Cash Investments (Cost $53,810)				53,810
Total Investments (100.6%) (Cost $5,817,053)				4,906,291
Other Assets and Liabilities-Net (-0.6%)[3]				(30,698)
Net Assets (100%)				4,875,593

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,938,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $32,943,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $280,000 have been segregated as collateral for open forward currency contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

Pacific Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,248	4,851,233	—
Temporary Cash Investments	48,811	4,999	—
Futures Contracts—Liabilities[1]	(298)	—	—
Forward Currency Contracts—Assets	—	41	—
Forward Currency Contracts—Liabilities	—	(191)	—
Total	49,761	4,856,082	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s

Pacific Stock Index Fund

performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	September 2013	131	14,991	23
S&P ASX 200 Index	September 2013	85	9,554	183

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	9/18/2013	JPY	1,054,440	USD	10,737	35
UBS AG	9/18/2013	JPY	377,898	USD	3,880	(19)
UBS AG	9/24/2013	AUD	4,903	USD	4,385	6
UBS AG	9/24/2013	AUD	5,786	USD	5,353	(172)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2013, the cost of investment securities for tax purposes was $5,824,684,000. Net unrealized depreciation of investment securities for tax purposes was $918,393,000, consisting of unrealized gains of $376,761,000 on securities that had risen in value since their purchase and $1,295,154,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Austria (0.4%)
Erste Group Bank AG	422,958	12,823
OMV AG	211,641	9,363
Voestalpine AG	162,987	6,253
IMMOFINANZ AG	1,498,137	6,136
Andritz AG	108,654	5,872
Vienna Insurance Group AG Wiener Versicherung Gruppe	56,248	2,905
Telekom Austria AG	331,316	2,302
Raiffeisen Bank International AG	63,373	1,923
Verbund AG	96,862	1,908
Strabag SE	23,231	521
		50,006
Belgium (1.7%)
Anheuser-Busch InBev NV	1,180,328	113,502
KBC Groep NV	375,738	15,127
Ageas	318,832	12,771
Solvay SA Class A	84,509	11,456
Delhaize Group SA	147,761	9,749
Groupe Bruxelles Lambert SA	115,898	9,407
UCB SA	160,872	9,263
Umicore SA	166,984	7,517
Colruyt SA	105,204	5,999
Belgacom SA	187,047	4,578
Telenet Group Holding NV	66,553	3,219
		202,588
Denmark (1.8%)
Novo Nordisk A/S Class B	591,033	100,278
* Danske Bank A/S	1,162,516	21,399
AP Moeller - Maersk A/S Class B	2,002	15,699
Carlsberg A/S Class B	157,522	15,601
Novozymes A/S	341,293	11,698
TDC A/S	1,045,495	9,151
Coloplast A/S Class B	149,044	8,707
AP Moeller - Maersk A/S Class A	932	6,893
DSV A/S	262,208	6,872
Chr Hansen Holding A/S	132,076	4,377
^ FLSmidth & Co. A/S	74,169	3,519
Tryg A/S	37,605	3,408
* William Demant Holding A/S	33,495	2,950
H Lundbeck A/S	82,577	1,662
Rockwool International A/S Class B	8,684	1,373
		213,587
Finland (1.2%)
Sampo	696,602	30,509
*,^ Nokia Oyj	5,557,384	21,971
Kone Oyj Class B	279,046	20,783
Fortum Oyj	664,177	13,137
Wartsila OYJ Abp	246,370	11,169
Nokian Renkaat Oyj	195,096	8,665

UPM-Kymmene Oyj	773,647	8,613
Metso Oyj	200,221	7,054
Stora Enso Oyj	859,156	6,373
Kesko Oyj Class B	101,747	3,200
Neste Oil Oyj	187,337	2,707
		134,181
France (14.7%)
Sanofi	1,676,152	175,466
Total SA	3,005,605	160,164
BNP Paribas SA	1,448,265	93,902
LVMH Moet Hennessy Louis Vuitton SA	365,693	66,567
Danone SA	828,507	65,614
Schneider Electric SA	772,890	61,569
Air Liquide SA	459,065	60,942
L'Oreal SA	345,611	57,935
AXA SA	2,554,287	56,300
European Aeronautic Defence and Space Co. NV	827,235	49,539
Vivendi SA	1,955,707	41,818
GDF Suez	1,921,017	40,292
Societe Generale SA	970,426	39,043
Vinci SA	685,845	37,098
Pernod-Ricard SA	292,256	34,871
Unibail-Rodamco SE	140,548	34,149
Essilor International SA	291,032	32,572
Cie Generale des Etablissements Michelin	270,561	27,131
Carrefour SA	885,070	27,116
Orange SA	2,682,557	26,458
Cie de St-Gobain	558,916	25,961
Kering	108,711	24,931
Renault SA	249,608	19,667
Safran SA	331,204	19,450
Publicis Groupe SA	228,404	18,427
Legrand SA	337,218	17,474
Technip SA	157,682	17,398
Lafarge SA	269,138	17,217
* Credit Agricole SA	1,468,488	14,018
Christian Dior SA	77,440	13,723
SES SA	446,547	13,144
Sodexo	136,658	12,481
Cap Gemini SA	219,964	12,031
Gemalto NV	114,727	12,015
Dassault Systemes SA	90,132	11,848
Electricite de France SA	374,193	10,969
Alstom SA	322,461	10,912
Vallourec SA	169,254	9,997
Bureau Veritas SA	331,909	9,853
Accor SA	258,815	9,756
Edenred	294,649	9,443
Valeo SA	115,138	9,117
STMicroelectronics NV	975,923	8,361
*,^ Alcatel-Lucent	3,272,698	8,261
Zodiac Aerospace	54,820	7,964
Arkema SA	78,607	7,878
Iliad SA	33,082	7,805
Casino Guichard Perrachon SA	74,979	7,721
Veolia Environnement SA	556,416	7,491
Thales SA	144,640	7,448

	Bouygues SA	247,109	7,236
	Natixis	1,413,289	7,222
	SCOR SE	217,029	6,916
*	CGG	254,333	6,421
	Klepierre	143,716	6,235
	AtoS	82,590	6,213
	Rexel SA	254,960	6,201
	Aeroports de Paris	57,293	5,920
	Wendel SA	49,334	5,704
	Suez Environnement Co.	398,481	5,654
	Groupe Eurotunnel SA	715,136	5,610
	Lagardere SCA	170,088	5,390
	Eutelsat Communications SA	190,157	5,315
	Hermes International	13,189	4,481
*,^ Peugeot SA		331,353	4,232
	ICADE	46,629	4,216
	Societe BIC SA	37,299	4,143
	Bollore SA	8,001	3,837
	CNP Assurances	215,373	3,642
	Remy Cointreau SA	34,768	3,600
	Fonciere Des Regions	43,537	3,571
	Gecina SA	28,159	3,448
	SEB SA	38,581	3,209
	Eiffage SA	56,609	3,037
	JCDecaux SA	93,641	2,999
	Imerys SA	45,200	2,988
	Eurazeo	43,699	2,808
	Societe Television Francaise 1	147,503	2,184
	Euler Hermes SA	18,377	2,057
	BioMerieux	19,857	2,029
*	Air France-KLM	229,707	1,857
	Ipsen SA	37,200	1,492
	Eramet	12,348	1,088
*	Groupe Fnac	12,852	289
			1,712,551
Germany (13.2%)
	Bayer AG	1,223,134	142,171
	Siemens AG	1,175,096	129,063
	BASF SE	1,367,939	121,239
	Allianz SE	673,081	104,888
	Daimler AG	1,477,175	102,474
	SAP AG	1,322,762	96,921
	Deutsche Bank AG	1,504,646	67,880
	Deutsche Telekom AG	4,440,155	53,992
	Linde AG	273,889	52,760
	Volkswagen AG Prior Pfd.	215,150	51,041
	Bayerische Motoren Werke AG	483,292	47,304
	Muenchener Rueckversicherungs AG	238,146	47,289
	E.ON SE	2,716,552	46,125
	Deutsche Post AG	1,253,603	35,056
	Adidas AG	310,232	34,580
	Henkel AG & Co. KGaA Prior Pfd.	258,165	25,236
	Fresenius SE & Co. KGaA	192,762	24,266
	Continental AG	146,947	23,140
	RWE AG	713,377	21,487
	Fresenius Medical Care AG & Co. KGaA	313,062	19,768
	Deutsche Boerse AG	274,856	19,472

Porsche Automobil Holding SE Prior Pfd.	226,054	19,166
HeidelbergCement AG	210,673	16,230
Merck KGaA	95,035	15,702
Kabel Deutschland Holding AG	130,848	14,732
Infineon Technologies AG	1,631,158	14,475
Beiersdorf AG	150,595	13,926
Henkel AG & Co. KGaA	167,959	13,919
* ThyssenKrupp AG	573,134	12,451
Brenntag AG	75,323	12,397
* Commerzbank AG	1,380,851	11,755
GEA Group AG	267,011	11,035
Volkswagen AG	42,932	9,756
Lanxess AG	123,985	7,761
* QIAGEN NV	356,595	7,326
Metro AG	201,323	6,947
Hannover Rueckversicherung SE	92,807	6,893
^ K&S AG	277,073	6,844
* Deutsche Lufthansa AG	340,723	6,828
MAN SE	51,954	5,923
Bilfinger SE	53,164	5,054
Hugo Boss AG	43,141	5,009
* Osram Licht AG	125,410	4,888
MTU Aero Engines AG	49,656	4,511
United Internet AG	133,914	4,374
Fuchs Petrolub SE Prior Pfd.	50,550	3,772
* Suedzucker AG	109,221	3,568
Fraport AG Frankfurt Airport Services Worldwide	51,792	3,353
Hochtief AG	43,903	3,344
Axel Springer AG	61,715	3,231
Celesio AG	139,445	3,151
* TUI AG	212,582	2,682
Software AG	86,607	2,633
Telefonica Deutschland Holding AG	367,345	2,516
Salzgitter AG	59,889	2,229
^ Wacker Chemie AG	20,837	2,033
Fielmann AG	18,755	1,956
Talanx AG	52,334	1,651
Fuchs Petrolub SE	23,832	1,566
Puma SE	5,272	1,472
Deutsche Postbank AG	21,399	942
Generali Deutschland Holding AG	5,253	762
		1,544,915
Greece (0.0%)
* Hellenic Telecommunications Organization SA	343,533	3,102
Hellenic Petroleum SA	98,222	965
		4,067
Ireland (0.3%)
Kerry Group plc Class A	221,544	13,612
* Elan Corp. plc	671,645	10,271
Ryanair Holdings plc ADR	189,447	9,760
Ryanair Holdings plc	57,983	537
		34,180
Italy (3.3%)
Eni SPA	3,653,465	80,695
Assicurazioni Generali SPA	1,842,805	36,454
UniCredit SPA	6,537,859	35,712

	Enel SPA	9,608,035	32,151
	Intesa Sanpaolo SPA (Registered)	16,257,910	31,013
	Tenaris SA	704,216	15,711
	Fiat Industrial SPA	1,245,131	15,373
	Snam SPA	3,046,850	14,400
	Luxottica Group SPA	256,657	13,598
	Telecom Italia SPA (Registered)	15,219,908	10,441
*	Fiat SPA	1,279,651	10,203
	Terna Rete Elettrica Nazionale SPA	2,070,735	9,249
	Atlantia SPA	428,409	8,156
	Saipem SPA	370,556	7,899
	Prysmian SPA	317,507	6,455
	Unione di Banche Italiane SCPA	1,251,522	5,335
	Enel Green Power SPA	2,206,899	4,912
	Telecom Italia SPA (Bearer)	9,199,236	4,848
	Pirelli & C. SPA	360,873	4,739
	Exor SPA	142,721	4,705
*	Mediaset SPA	993,005	4,338
	Mediobanca SPA	631,541	3,891
*	Banco Popolare SC	2,672,648	3,411
	Davide Campari-Milano SPA	432,239	3,347
*,^ Finmeccanica SPA		557,942	2,919
	Gtech SPA	91,666	2,545
*,^ Banca Monte dei Paschi di Siena SPA		9,039,082	2,477
*	Autogrill SPA	154,266	2,356
	Mediolanum SPA	297,373	2,266
	Buzzi Unicem SPA	101,406	1,498
	Parmalat SPA	454,907	1,487
			382,584
Netherlands (4.2%)
	Unilever NV	2,298,620	92,224
*	ING Groep NV	5,725,994	58,445
	Koninklijke Philips NV	1,427,154	45,639
	ASML Holding NV	496,353	44,711
	Heineken NV	425,473	29,886
	Koninklijke Ahold NV	1,411,494	23,254
	Akzo Nobel NV	348,882	21,270
	Aegon NV	2,635,648	20,309
	ArcelorMittal	1,471,857	19,229
	Reed Elsevier NV	1,003,139	19,217
	Koninklijke DSM NV	266,939	18,760
*	DE Master Blenders 1753 NV	865,376	14,288
*	Koninklijke KPN NV	4,563,771	12,018
	Wolters Kluwer NV	443,433	10,712
	Ziggo NV	243,538	9,693
	Heineken Holding NV	148,987	9,346
	Randstad Holding NV	159,282	7,705
	Fugro NV	119,333	7,278
	Koninklijke Vopak NV	96,352	5,550
*	SBM Offshore NV	251,027	4,858
	TNT Express NV	564,331	4,442
*	OCI NV	117,806	4,408
	Corio NV	95,102	4,147
	Koninklijke Boskalis Westminster NV	102,848	3,871
			491,260

Norway (1.3%)
	Statoil ASA	1,424,554	30,922
	DNB ASA	1,578,851	26,265
	Seadrill Ltd.	524,096	22,403
	Telenor ASA	926,100	20,510
	Yara International ASA	242,164	10,868
	Orkla ASA	1,137,239	8,783
	Subsea 7 SA	421,891	8,024
	Schibsted ASA	117,022	5,960
	Norsk Hydro ASA	1,221,915	5,194
	Gjensidige Forsikring ASA	241,925	3,744
	Aker Solutions ASA	227,725	3,432
			146,105
Other (0.1%)
*	Bank of Ireland	37,590,978	8,470
*,^ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			8,470
Portugal (0.3%)
	EDP - Energias de Portugal SA	2,505,245	8,906
	Jeronimo Martins SGPS SA	354,265	6,999
	Galp Energia SGPS SA	434,562	6,941
*	Banco Espirito Santo SA	3,129,340	3,047
^	Portugal Telecom SGPS SA	788,506	3,009
	EDP Renovaveis SA	280,492	1,440
			30,342
Spain (4.5%)
*	Banco Santander SA	15,895,045	116,287
*	Telefonica SA	5,903,153	84,369
	Banco Bilbao Vizcaya Argentaria SA	8,108,259	76,891
	Inditex SA	315,067	42,057
	Iberdrola SA	6,952,002	38,470
	Repsol SA	1,286,267	30,828
	Amadeus IT Holding SA	577,108	19,848
	Abertis Infraestructuras SA	689,040	12,795
	Ferrovial SA	608,863	10,387
	Grifols SA	238,787	10,085
	Gas Natural SDG SA	460,704	9,380
	Red Electrica Corp. SA	163,564	9,121
^	Banco de Sabadell SA	3,864,291	7,913
	Enagas SA	310,673	7,677
*	ACS Actividades de Construccion y Servicios SA	259,798	7,481
	Distribuidora Internacional de Alimentacion SA	903,939	7,480
*	Banco Popular Espanol SA	1,656,975	7,283
*	CaixaBank	1,763,198	6,504
	Bankinter SA	836,007	3,812
	Zardoya Otis SA	236,458	3,445
	Mapfre SA	900,809	3,297
*	Endesa SA	117,867	2,737
*,^ Mediaset Espana Comunicacion SA		248,890	2,592
^	Acciona SA	40,093	1,891
	Corp Financiera Alba SA	27,106	1,346
^	Acerinox SA	126,405	1,296
			525,272
Sweden (5.0%)
	Nordea Bank AB	4,274,081	54,176
	Hennes & Mauritz AB Class B	1,407,047	52,583

Telefonaktiebolaget LM Ericsson Class B	4,423,891	52,292
Swedbank AB Class A	1,536,027	37,026
Volvo AB Class B	2,218,675	32,684
Svenska Handelsbanken AB Class A	711,175	32,263
Atlas Copco AB Class A	913,231	23,822
Skandinaviska Enskilda Banken AB Class A	2,142,542	23,632
TeliaSonera AB	3,178,494	22,990
Svenska Cellulosa AB Class B	843,943	22,325
Assa Abloy AB Class B	458,810	20,342
Investor AB Class B	674,300	20,246
Sandvik AB	1,593,411	20,171
SKF AB	611,675	16,977
Atlas Copco AB Class B	585,617	13,719
Swedish Match AB	307,576	11,504
Hexagon AB Class B	369,457	11,287
Skanska AB Class B	554,261	10,458
Alfa Laval AB	450,883	10,232
Getinge AB	274,695	10,158
Scania AB Class B	460,948	9,617
Electrolux AB Class B	323,443	9,431
Investment AB Kinnevik	303,734	9,144
Elekta AB Class B	517,221	8,857
* Lundin Petroleum AB	294,058	6,458
Tele2 AB	467,102	5,987
Boliden AB	398,021	5,620
Industrivarden AB Class A	286,008	5,455
Securitas AB Class B	444,870	4,336
Modern Times Group AB Class B	75,474	3,552
Husqvarna AB	554,872	3,335
Industrivarden AB	169,559	3,045
Ratos AB	295,903	2,640
Holmen AB	68,642	1,992
^ SSAB AB Class A	269,259	1,751
SSAB AB Class B	116,274	649
		580,756
Switzerland (13.9%)
Nestle SA	4,770,133	322,855
Roche Holding AG	1,040,328	256,013
Novartis AG	3,448,749	247,920
UBS AG	5,229,473	102,974
ABB Ltd.	3,425,355	75,515
Cie Financiere Richemont SA	737,626	72,156
Credit Suisse Group AG	2,233,139	65,596
Zurich Insurance Group AG	218,413	58,834
Syngenta AG	138,493	54,762
Swiss Re AG	548,652	43,745
Swatch Group AG (Bearer)	46,079	27,383
Transocean Ltd.	510,791	24,089
Holcim Ltd.	329,774	23,856
SGS SA	7,819	17,698
Givaudan SA	12,375	17,224
Swisscom AG	34,415	15,385
Geberit AG	56,561	15,174
Julius Baer Group Ltd.	330,866	15,061
Adecco SA	186,899	11,883
Sonova Holding AG	98,622	10,884
Actelion Ltd.	158,223	10,515

Schindler Holding AG	69,351	9,923
Kuehne & Nagel International AG	75,427	9,128
Sika AG	3,009	8,380
Swiss Life Holding AG	44,936	8,064
Aryzta AG	126,854	7,834
Coca-Cola HBC AG	283,160	7,457
Swatch Group AG (Registered)	70,258	7,255
Baloise Holding AG	66,063	7,172
Lindt & Spruengli AG Regular	148	6,725
Partners Group Holding AG	25,359	6,715
Clariant AG	394,520	6,167
Swiss Prime Site AG	81,972	6,028
Lonza Group AG	76,688	5,903
Lindt & Spruengli AG	1,302	5,115
PSP Swiss Property AG	57,228	5,052
Sulzer AG	33,631	5,026
GAM Holding AG	286,371	4,568
Schindler Holding AG (Registered)	31,780	4,431
EMS-Chemie Holding AG	10,135	3,558
DKSH Holding AG	36,428	3,256
Pargesa Holding SA	40,990	2,943
Barry Callebaut AG	2,704	2,620
Banque Cantonale Vaudoise	4,840	2,493
		1,625,335
United Kingdom (33.3%)
HSBC Holdings plc	27,554,362	312,839
Vodafone Group plc	72,046,770	215,787
BP plc	28,158,880	194,546
GlaxoSmithKline plc	7,289,192	186,485
British American Tobacco plc	2,836,872	151,339
Royal Dutch Shell plc Class B	3,792,234	134,134
Royal Dutch Shell plc Class A	3,600,505	122,854
Diageo plc	3,722,609	116,663
AstraZeneca plc	1,847,972	93,740
BG Group plc	5,039,232	90,869
BHP Billiton plc	3,121,894	89,363
Rio Tinto plc	1,844,501	83,004
Barclays plc	18,998,246	83,004
Unilever plc	1,789,801	72,682
Royal Dutch Shell plc Class A	2,018,847	68,912
SABMiller plc	1,395,949	68,424
Reckitt Benckiser Group plc	952,399	67,802
Standard Chartered plc	2,921,633	67,764
Prudential plc	3,773,204	67,012
Tesco plc	11,864,218	66,321
* Lloyds Banking Group plc	62,220,330	64,782
National Grid plc	5,369,060	64,168
BT Group plc	11,704,256	60,560
Glencore Xstrata plc	12,832,854	54,195
Rolls-Royce Holdings plc	2,767,730	49,346
Imperial Tobacco Group plc	1,438,945	48,298
Centrica plc	7,614,273	45,269
Anglo American plc London Shares	1,940,220	41,619
Compass Group plc	2,673,812	36,556
SSE plc	1,413,470	33,838
WPP plc	1,850,035	33,401
BAE Systems plc	4,789,340	32,480

Shire plc	824,362	30,074
Experian plc	1,489,752	27,935
ARM Holdings plc	2,051,021	27,521
Legal & General Group plc	8,655,922	25,401
Pearson plc	1,211,860	24,881
Aviva plc	4,393,725	24,791
Reed Elsevier plc	1,774,754	22,972
CRH plc	1,045,671	21,975
Old Mutual plc	7,214,087	21,306
Kingfisher plc	3,508,114	21,224
Tullow Oil plc	1,328,263	21,012
Standard Life plc	3,468,361	20,029
Wolseley plc	404,496	19,365
British Sky Broadcasting Group plc	1,460,095	18,394
Marks & Spencer Group plc	2,382,153	17,419
Next plc	227,954	17,302
Land Securities Group plc	1,141,405	16,500
Smith & Nephew plc	1,315,152	15,670
Capita plc	976,404	15,511
Burberry Group plc	653,614	15,236
Associated British Foods plc	514,905	15,232
* Royal Bank of Scotland Group	3,101,240	14,976
WM Morrison Supermarkets plc	3,241,035	14,266
ITV plc	5,469,089	14,066
British Land Co. plc	1,467,818	13,345
Johnson Matthey plc	305,614	13,187
Whitbread plc	265,647	13,065
GKN plc	2,375,542	12,634
J Sainsbury plc	2,090,701	12,529
Smiths Group plc	583,659	12,276
InterContinental Hotels Group plc	391,542	11,362
United Utilities Group plc	1,012,052	11,100
Bunzl plc	502,670	10,790
Intertek Group plc	233,477	10,749
Carnival plc	273,754	10,538
RSA Insurance Group plc	5,402,267	10,291
Weir Group plc	312,352	10,219
Aggreko plc	373,279	10,119
Randgold Resources Ltd.	137,272	10,114
IMI plc	471,367	9,845
Resolution Ltd.	1,999,929	9,842
Severn Trent plc	357,503	9,629
Meggitt plc	1,149,267	9,583
Babcock International Group plc	530,189	9,488
William Hill plc	1,254,045	9,279
Sage Group plc	1,684,228	8,978
Rexam plc	1,172,562	8,771
Tate & Lyle plc	677,016	8,649
3i Group plc	1,462,777	8,517
Hammerson plc	1,054,533	8,503
Aberdeen Asset Management plc	1,356,309	7,939
Petrofac Ltd.	393,929	7,860
Melrose Industries plc	1,818,064	7,809
Invensys plc	1,010,733	7,657
Croda International plc	197,611	7,548
AMEC plc	457,325	7,492
G4S plc	2,146,169	7,385

John Wood Group plc	537,756	7,384
Cobham plc	1,662,149	7,282
Serco Group plc	745,740	7,131
Informa plc	881,514	7,042
Antofagasta plc	523,387	7,021
Inmarsat plc	648,468	6,748
easyJet plc	308,665	6,634
Admiral Group plc	299,914	6,404
Schroders plc (Voting Shares)	168,653	6,281
*	International Consolidated Airlines Group SA (London Shares)	1,383,616	6,119
London Stock Exchange Group plc	254,424	6,071
Drax Group plc	614,991	6,008
Segro plc	1,107,295	5,230
ICAP plc	845,808	5,230
Investec plc	756,398	5,061
Intu Properties plc	973,557	4,984
Hargreaves Lansdown plc	322,684	4,813
Ladbrokes plc	1,454,805	4,713
Daily Mail & General Trust plc	374,516	4,602
TUI Travel plc	697,625	4,052
Rentokil Initial plc	2,661,842	3,958
Fresnillo plc	248,154	3,897
*	Cairn Energy plc	840,868	3,441
Ashmore Group plc	588,286	3,317
Polymetal International plc	318,685	3,141
Vedanta Resources plc	165,340	2,927
Man Group plc	2,365,351	2,878
*,^ Lonmin plc	603,158	2,863
Polyus Gold International Ltd.	933,314	2,831
Schroders plc	67,780	1,977
CRH plc	67,750	1,426
^	Kazakhmys plc	345,714	1,373
Eurasian Natural Resources Corp. plc	396,567	1,315
*	Essar Energy plc	546,747	1,105
Evraz plc	686,104	979
Ferrexpo plc	252,934	651
African Barrick Gold plc	171,996	296
3,885,391
Total Common Stocks (Cost $13,297,901)	11,571,590
Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund	0.124%	105,693,286	105,693

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5,6]Fannie Mae Discount Notes	0.065%	8/28/13	5,000	5,000
4	Fannie Mae Discount Notes	0.145%	12/26/13	200	200
[4,5,6]Freddie Mac Discount Notes	0.130%	9/16/13	1,900	1,900
[4,6] Freddie Mac Discount Notes	0.093%	9/30/13	2,000	1,999
9,099
Total Temporary Cash Investments (Cost $114,792)	114,792

Total Investments (100.2%) (Cost $13,412,693)	11,686,382
Other Assets and Liabilities-Net (-0.2%)[3]	(18,160)
Net Assets (100%)	11,668,222

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $55,221,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $59,893,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $4,300,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,385,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

European Stock Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,760	11,561,830	—
Temporary Cash Investments	105,693	9,099	—
Futures Contracts—Assets[1]	133	—	—
Forward Currency Contracts—Liabilities	—	(1,099)	—
Total	115,586	11,569,830	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by, entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To

European Stock Index Fund

further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2013	851	31,143	267
FTSE 100 Index	September 2013	300	29,852	898

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	9/25/2013	EUR	23,391	USD	31,368	(244)
UBS AG	9/25/2013	GBP	19,260	USD	30,143	(855)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. At July 31, 2013, the cost of investment securities for tax purposes was $13,413,074,000. Net unrealized depreciation of investment securities for tax purposes was $1,726,692,000, consisting of unrealized gains of $1,091,716,000 on securities that had risen in value since their purchase and $2,818,408,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Brazil (13.6%)
Itau Unibanco Holding SA ADR	31,788,031	405,297
Cia de Bebidas das Americas ADR	9,289,218	350,947
Petroleo Brasileiro SA ADR Type A	23,450,579	336,281
Petroleo Brasileiro SA Prior Pfd.	44,441,741	317,337
Vale SA Class B Pfd. ADR	25,321,680	311,710
Banco Bradesco SA ADR	25,328,287	309,512
Petroleo Brasileiro SA	45,456,761	306,452
Itau Unibanco Holding SA Prior Pfd.	21,305,279	272,135
BRF SA	12,667,679	269,862
Cia de Bebidas das Americas Prior Pfd.	6,638,465	250,279
Banco do Brasil SA	24,113,001	239,613
Banco Bradesco SA Prior Pfd.	19,258,806	233,839
Petroleo Brasileiro SA ADR	16,628,313	226,810
Vale SA Class B ADR	16,391,829	224,896
Itausa - Investimentos Itau SA Prior Pfd.	59,695,289	219,015
Vale SA Prior Pfd.	17,559,500	216,670
BM&FBovespa SA	39,743,417	214,278
Banco Bradesco SA	15,411,993	208,750
Ultrapar Participacoes SA	8,030,100	190,602
Cielo SA	7,618,099	187,802
Vale SA	11,837,745	160,960
Cia de Bebidas das Americas	4,125,328	155,494
CCR SA	18,270,984	143,358
BRF SA ADR	5,815,250	124,621
* BB Seguridade Participacoes SA	12,615,330	101,969
Souza Cruz SA	8,088,631	97,432
BR Malls Participacoes SA	9,082,682	80,501
Telefonica Brasil SA Prior Pfd.	3,632,832	76,929
Natura Cosmeticos SA	3,604,394	72,598
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,618,986	72,223
Tractebel Energia SA	4,392,912	70,091
Lojas Renner SA	2,622,182	69,424
Embraer SA ADR	2,014,932	68,447
Itau Unibanco Holding SA	5,398,115	68,052
Banco Santander Brasil SA ADR	11,007,796	66,267
Grupo BTG Pactual	5,328,107	64,367
Lojas Americanas SA Prior Pfd.	9,010,893	62,841
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	1,413,116	62,679
^ Cia Energetica de Minas Gerais ADR	6,726,100	62,284
Gerdau SA ADR	9,132,857	57,902
Hypermarcas SA	7,996,060	57,867
Embraer SA	6,766,882	57,544
Gerdau SA Prior Pfd.	8,979,642	57,428
Telefonica Brasil SA ADR	2,646,659	56,824
WEG SA	4,444,791	54,553
Banco Santander Brasil SA	9,063,997	54,074
Klabin SA Prior Pfd.	10,196,658	49,523
* Fibria Celulose SA	4,438,854	49,421
Bradespar SA Prior Pfd.	4,771,054	46,846

Metalurgica Gerdau SA Prior Pfd. Class A	5,857,997	46,811
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,531,437	46,674
CETIP SA - Mercados Organizados	4,594,306	46,319
Raia Drogasil SA	5,315,311	44,967
Cosan SA Industria e Comercio	2,310,463	43,812
Cia Energetica de Minas Gerais Prior Pfd.	4,735,100	43,296
Localiza Rent a Car SA	2,982,942	42,495
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,860,413	41,846
JBS SA	14,921,486	41,664
Tim Participacoes SA	11,092,602	41,232
CPFL Energia SA	4,407,802	40,787
Cia Hering	2,973,799	39,888
M Dias Branco SA	960,985	38,964
ALL - America Latina Logistica SA	9,273,719	35,853
Multiplan Empreendimentos Imobiliarios SA	1,617,253	35,700
BR Properties SA	4,172,695	34,569
Totvs SA	2,142,925	33,816
Cia Energetica de Sao Paulo Prior Pfd.	3,835,413	33,775
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	8,470,953	32,341
Duratex SA	5,339,195	30,565
Cia Siderurgica Nacional SA ADR	10,194,997	29,566
Arteris SA	2,913,023	27,683
Cia de Saneamento Basico do Estado de Sao Paulo	2,617,186	26,845
EDP - Energias do Brasil SA	4,997,116	25,869
Tim Participacoes SA ADR	1,247,788	23,421
Porto Seguro SA	2,039,689	22,978
* PDG Realty SA Empreendimentos e Participacoes	28,042,930	22,618
EcoRodovias Infraestrutura e Logistica SA	3,056,194	21,501
Cia Paranaense de Energia ADR	1,724,022	21,481
Oi SA Prior Pfd.	11,022,005	20,243
AES Tiete SA Prior Pfd.	2,004,124	19,810
MRV Engenharia e Participacoes SA	6,464,131	18,389
^ Oi SA ADR Pfd.	9,606,702	17,772
Sul America SA	2,849,555	17,062
Cia Energetica de Minas Gerais	1,789,260	16,329
Lojas Americanas SA	2,581,726	15,787
CPFL Energia SA ADR	820,458	15,179
* Braskem SA ADR	938,124	14,428
Gerdau SA	2,603,899	14,290
Cia Siderurgica Nacional SA	4,867,948	14,019
* Braskem SA Prior Pfd.	1,797,378	13,851
Multiplus SA	1,022,208	13,832
* MPX Energia SA	4,354,074	13,264
Light SA	1,513,849	11,745
AES Tiete SA	1,213,688	11,199
Oi SA	5,548,824	10,921
Centrais Eletricas Brasileiras SA	5,397,752	10,836
Centrais Eletricas Brasileiras SA Prior Pfd.	2,821,151	10,289
* Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	675,833	10,043
* Usinas Siderurgicas de Minas Gerais SA	2,539,983	9,764
* OGX Petroleo e Gas Participacoes SA	28,106,670	8,131
^ Centrais Eletricas Brasileiras SA ADR Pfd. B Shares	1,814,129	6,839
Cia de Gas de Sao Paulo Prior Pfd. Class A	269,021	6,574
Guararapes Confeccoes SA	162,220	6,060
* MMX Mineracao e Metalicos SA	8,046,556	5,820
Cia Paranaense de Energia Prior Pfd.	396,533	4,860
* Fibria Celulose SA ADR	269,506	2,986

^ Centrais Eletricas Brasileiras SA ADR	623,224	1,265
Oi SA ADR	625,137	1,207
		8,874,736
Chile (2.0%)
Banco de Chile	779,455,175	111,188
Cencosud SA	24,206,072	109,996
SACI Falabella	10,381,470	106,067
Empresas COPEC SA	8,160,276	105,924
Empresas CMPC SA	31,528,595	92,036
Enersis SA ADR	5,041,587	76,632
Latam Airlines Group SA	5,017,538	67,581
Empresa Nacional de Electricidad SA ADR	1,490,215	59,191
Banco de Credito e Inversiones	923,194	50,395
Enersis SA	163,962,716	49,411
Aguas Andinas SA Class A	62,596,279	43,855
Banco Santander Chile ADR	1,932,643	43,600
Colbun SA	152,032,923	39,203
ENTEL Chile SA	2,353,134	38,879
Sociedad Quimica y Minera de Chile SA ADR	1,279,955	37,068
Cia Cervecerias Unidas SA	2,734,085	36,953
Empresa Nacional de Electricidad SA	26,717,495	35,252
Sociedad Matriz Banco de Chile Class B	99,675,634	34,745
Corpbanca SA	3,451,556,314	34,257
AES Gener SA	52,169,038	34,011
Banco Santander Chile	544,089,640	30,442
CAP SA	1,624,890	29,089
Embotelladora Andina SA Prior Pfd.	5,117,001	26,887
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	663,282	19,104
Latam Airlines Group SA	739,267	9,819
Latam Airlines Group SA ADR	536,644	7,218
		1,328,803
China (20.6%)
China Mobile Ltd.	110,613,567	1,176,703
China Construction Bank Corp.	1,532,839,913	1,142,886
Industrial & Commercial Bank of China Ltd.	1,530,967,003	1,005,554
Tencent Holdings Ltd.	19,517,772	883,531
Bank of China Ltd.	1,599,367,177	669,665
CNOOC Ltd.	341,735,252	617,628
PetroChina Co. Ltd.	448,359,479	523,739
China Petroleum & Chemical Corp.	542,197,372	402,706
China Life Insurance Co. Ltd.	158,119,470	379,280
Ping An Insurance Group Co. of China Ltd.	40,564,988	262,386
China Overseas Land & Investment Ltd.	86,727,276	249,644
China Shenhua Energy Co. Ltd.	72,248,425	208,537
Agricultural Bank of China Ltd.	490,010,065	198,117
China Telecom Corp. Ltd.	343,923,683	170,804
Hengan International Group Co. Ltd.	15,528,400	170,477
Belle International Holdings Ltd.	111,123,500	160,236
China Pacific Insurance Group Co. Ltd.	47,133,194	157,557
China Unicom Hong Kong Ltd.	95,586,248	140,659
China Merchants Bank Co. Ltd.	83,096,002	139,542
Lenovo Group Ltd.	128,628,109	117,126
Bank of Communications Co. Ltd.	171,079,345	111,270
^ China Minsheng Banking Corp. Ltd.	108,730,368	109,794
China Resources Land Ltd.	39,605,200	108,673
Great Wall Motor Co. Ltd.	21,964,500	102,512

	China Resources Power Holdings Co. Ltd.	40,401,048	94,119
	Kunlun Energy Co. Ltd.	59,691,230	87,824
	ENN Energy Holdings Ltd.	15,652,400	86,631
	Dongfeng Motor Group Co. Ltd.	62,222,744	83,387
	China Resources Enterprise Ltd.	25,384,860	78,363
	China Merchants Holdings International Co. Ltd.	24,250,610	75,724
	Anhui Conch Cement Co. Ltd.	25,415,452	75,105
	China CITIC Bank Corp. Ltd.	161,343,719	74,621
	China Oilfield Services Ltd.	32,503,800	73,084
	China Communications Construction Co. Ltd.	93,870,504	71,684
	PICC Property & Casualty Co. Ltd.	63,416,601	70,586
*	Brilliance China Automotive Holdings Ltd.	58,108,700	69,383
	China Gas Holdings Ltd.	60,749,900	68,633
	Huaneng Power International Inc.	64,986,978	67,769
	Beijing Enterprises Holdings Ltd.	10,007,000	66,809
	Shimao Property Holdings Ltd.	29,386,957	61,751
	Tsingtao Brewery Co. Ltd.	8,072,000	61,638
	Inner Mongolia Yitai Coal Co. Ltd. Class B	25,142,998	57,396
	Sinopharm Group Co. Ltd.	20,722,100	56,583
	China National Building Material Co. Ltd.	61,782,960	55,679
	China Longyuan Power Group Corp.	51,092,800	53,737
	China State Construction International Holdings Ltd.	32,970,872	52,495
	China Vanke Co. Ltd. Class B	28,021,523	50,790
*,^ Byd Co. Ltd.		12,593,755	49,161
	COSCO Pacific Ltd.	34,319,788	48,168
	Jiangxi Copper Co. Ltd.	28,239,898	47,594
*,^ GCL-Poly Energy Holdings Ltd.		183,363,000	46,729
	China Coal Energy Co. Ltd.	87,053,800	46,423
^	Guangzhou Automobile Group Co. Ltd.	46,874,584	45,477
	Country Garden Holdings Co. Ltd.	77,573,662	43,842
	China Railway Group Ltd.	81,327,408	43,691
*,^ Evergrande Real Estate Group Ltd.		105,320,785	41,775
	China Railway Construction Corp. Ltd.	40,207,265	40,868
	Geely Automobile Holdings Ltd.	94,632,300	39,498
	Guangdong Investment Ltd.	47,550,080	38,496
	Haitong Securities Co. Ltd.	29,214,800	37,687
^,2 People's Insurance Co. Group of China Ltd.		81,253,000	36,436
	Shandong Weigao Group Medical Polymer Co. Ltd.	38,001,800	35,888
	CITIC Securities Co. Ltd.	18,808,700	35,443
	China Resources Gas Group Ltd.	14,186,100	35,434
	China Communications Services Corp. Ltd.	54,497,973	35,409
	Longfor Properties Co. Ltd.	23,118,080	35,335
	Sino-Ocean Land Holdings Ltd.	67,146,302	34,314
	Weichai Power Co. Ltd.	10,317,820	34,149
	New China Life Insurance Co. Ltd.	12,226,300	32,866
^	Greentown China Holdings Ltd.	16,437,500	32,638
	Guangzhou R&F Properties Co. Ltd.	20,568,100	31,909
*,2 Sinopec Engineering Group Co. Ltd.		23,885,272	31,475
	Kingboard Chemical Holdings Ltd.	14,307,171	31,451
	Shanghai Industrial Holdings Ltd.	9,722,445	30,177
^	CITIC Pacific Ltd.	26,986,674	29,275
	Haier Electronics Group Co. Ltd.	16,161,000	29,123
^	Yanzhou Coal Mining Co. Ltd.	41,597,320	28,528
	Agile Property Holdings Ltd.	26,598,345	27,922
^	Zijin Mining Group Co. Ltd.	127,983,680	27,424
	Datang International Power Generation Co. Ltd.	60,514,568	27,282
	Jiangsu Expressway Co. Ltd.	26,048,139	27,064

^	SOHO China Ltd.	32,709,506	26,779
	Zhejiang Expressway Co. Ltd.	31,448,704	26,723
	CSR Corp. Ltd.	40,039,377	26,663
	Air China Ltd.	38,892,748	26,307
	Zhuzhou CSR Times Electric Co. Ltd.	9,906,000	26,218
	China Everbright Ltd.	18,286,010	25,945
*,^ Aluminum Corp. of China Ltd.		83,625,220	25,720
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,215,900	25,378
	Yuexiu Property Co. Ltd.	99,753,300	25,187
	Franshion Properties China Ltd.	77,848,094	24,886
*	GOME Electrical Appliances Holding Ltd.	243,287,805	24,441
	Chongqing Rural Commercial Bank	59,204,461	24,166
^	Shenzhou International Group Holdings Ltd.	8,455,065	23,923
	Shenzhen International Holdings Ltd.	180,900,000	23,305
*,^ ZTE Corp.		13,309,528	23,122
*	China Taiping Insurance Holdings Co. Ltd.	16,551,307	22,985
*,^ China COSCO Holdings Co. Ltd.		54,968,500	22,656
^	China Resources Cement Holdings Ltd.	41,390,686	22,382
	Fosun International Ltd.	28,786,737	21,807
	Lee & Man Paper Manufacturing Ltd.	33,364,000	21,700
	Far East Horizon Ltd.	32,905,010	21,530
	Wumart Stores Inc.	11,500,000	21,493
^	Anta Sports Products Ltd.	18,961,000	21,401
	Nine Dragons Paper Holdings Ltd.	33,712,000	21,308
	Shanghai Electric Group Co. Ltd.	63,157,756	21,231
	Poly Property Group Co. Ltd.	38,394,900	20,829
	China Agri-Industries Holdings Ltd.	44,616,961	20,696
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	28,794,379	20,616
	Chongqing Changan Automobile Co. Ltd. Class B	17,895,561	20,275
	China International Marine Containers Group Co. Ltd.	12,392,798	20,112
*,^ China Yurun Food Group Ltd.		28,652,149	20,035
	Beijing Capital International Airport Co. Ltd.	31,976,564	19,816
^	Golden Eagle Retail Group Ltd.	13,252,000	19,467
*,^ China Shipping Container Lines Co. Ltd.		79,157,618	19,158
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,998,066	18,190
	China BlueChemical Ltd.	39,229,405	18,095
*,^ Guangzhou Pharmaceutical Co. Ltd.		4,714,000	18,037
	Travelsky Technology Ltd.	21,800,000	16,995
	Shenzhen Investment Ltd.	45,464,000	16,742
	BBMG Corp.	24,953,500	15,685
*	Sinopec Shanghai Petrochemical Co. Ltd.	48,921,192	15,057
*,^ Hopson Development Holdings Ltd.		12,892,000	15,047
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,898,766	14,386
*,2 China Galaxy Securities Co. Ltd.		24,274,000	14,241
	KWG Property Holding Ltd.	24,440,000	14,008
	China Southern Airlines Co. Ltd.	36,446,000	13,467
^	Guangshen Railway Co. Ltd.	30,030,000	13,308
^	Huadian Power International Corp. Ltd.	28,478,000	13,203
*,^ Renhe Commercial Holdings Co. Ltd.		221,632,000	13,144
*,^ Li Ning Co. Ltd.		20,847,500	12,889
*,^ Angang Steel Co. Ltd.		23,200,374	12,845
	Zhaojin Mining Industry Co. Ltd.	18,866,000	12,666
	CSG Holding Co. Ltd. Class B	16,359,564	12,628
^	Zhongsheng Group Holdings Ltd.	12,015,000	12,458
	Bosideng International Holdings Ltd.	59,810,000	12,409
	China Dongxiang Group Co.	68,552,000	12,185
*,^ China Shipping Development Co. Ltd.		27,800,021	12,095

*	Zhejiang Southeast Electric Power Co. Class B	14,613,077	11,352
^	China Molybdenum Co. Ltd.	27,476,000	10,446
*,^ China Eastern Airlines Corp. Ltd.		33,668,000	10,321
*,^ Metallurgical Corp. of China Ltd.		58,176,937	10,265
^	Dongfang Electric Corp. Ltd.	7,253,030	10,069
	China Merchants Property Development Co. Ltd. Class B	3,112,530	9,265
	Harbin Electric Co. Ltd.	14,372,000	8,829
	Kingboard Laminates Holdings Ltd.	21,865,000	8,732
*,^ Maanshan Iron & Steel		36,716,000	8,698
*,^ China Zhongwang Holdings Ltd.		30,088,886	8,608
*,^ Sinopec Yizheng Chemical Fibre Co. Ltd.		29,828,000	8,222
	Guangdong Electric Power Development Co. Ltd. Class B	14,203,537	7,983
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	8,873,915	7,718
	Weifu High-Technology Group Co. Ltd. Class B	3,047,253	7,292
	Dazhong Transportation Group Co. Ltd. Class B	11,357,506	7,280
	Sinotruk Hong Kong Ltd.	13,998,500	6,926
*	CITIC Resources Holdings Ltd.	50,156,000	6,849
	Sinotrans Ltd.	36,086,000	6,785
*	BOE Technology Group Co. Ltd. Class B	28,217,600	6,684
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,121,057	6,556
^	China Foods Ltd.	15,135,506	5,949
	Sinofert Holdings Ltd.	37,688,000	5,873
^	Sany Heavy Equipment International Holdings Co. Ltd.	19,619,000	5,762
	Shandong Chenming Paper Holdings Ltd. Class B	12,036,985	5,650
	Anhui Gujing Distillery Co. Ltd. Class B	2,562,663	5,540
^	China National Materials Co. Ltd.	25,464,000	5,213
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,790,169	5,209
*	Shanghai Haixin Group Co. Class B	8,925,019	5,069
^	Xinjiang Goldwind Science & Technology Co. Ltd.	9,045,000	5,066
^	Lianhua Supermarket Holdings Co. Ltd.	10,683,000	5,013
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	4,600,075	4,994
	Shenzhen Expressway Co. Ltd.	14,818,000	4,986
	Anhui Expressway Co.	10,678,000	4,801
	Sichuan Expressway Co. Ltd.	18,632,000	4,561
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,293,029	4,302
	Jiangling Motors Corp. Ltd. Class B	1,582,447	4,073
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	4,035
	Shanghai Friendship Group Inc. Co. Class B	3,823,241	3,910
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	3,866
	Double Coin Holdings Ltd. Class B	5,030,634	3,483
	Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	3,209
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,134,067	3,116
	Shandong Chenming Paper Holdings Ltd.	7,243,000	2,774
^	Guangzhou Shipyard International Co. Ltd.	3,294,000	2,733
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	2,719
*	Huadian Energy Co. Ltd. Class B	9,190,269	2,692
	Bengang Steel Plates Co. Class B	8,157,311	2,502
	Beijing North Star Co. Ltd.	10,644,000	2,360
	Jinzhou Port Co. Ltd. Class B	4,006,200	1,478
			13,439,626
Colombia (1.1%)
	Bancolombia SA ADR	3,911,341	224,706
^	Ecopetrol SA ADR	2,787,799	127,096
	Ecopetrol SA	33,075,366	75,673
	Grupo de Inversiones Suramericana SA	3,781,855	74,609
	Almacenes Exito SA	4,100,278	67,388
	Grupo de Inversiones Suramericana SA Prior Pfd.	1,818,063	36,347

* Cemex Latam Holdings SA	3,739,336	30,195
Interconexion Electrica SA ESP	5,828,243	24,731
Corp Financiera Colombiana SA	1,135,294	22,170
Cementos Argos SA	4,256,871	19,434
Grupo Aval Acciones y Valores Prior Pfd.	21,086,617	15,247
* Isagen SA ESP	9,256,604	13,288
Grupo Argos SA Prior Pfd.	736,932	7,996
Bancolombia SA Prior Pfd.	59,020	847
		739,727
Czech Republic (0.3%)
CEZ AS	3,400,709	80,729
Komercni Banka AS	323,044	62,780
Telefonica Czech Republic AS	2,128,094	31,813
		175,322
Egypt (0.1%)
* Orascom Telecom Holding SAE GDR	9,175,935	26,980
Commercial International Bank Egypt SAE	3,906,142	19,540
* Talaat Moustafa Group	4,208,215	2,871
Telecom Egypt Co.	1,443,930	2,777
Egyptian Kuwaiti Holding Co. SAE	2,456,711	1,818
* Egyptian Financial Group-Hermes Holding	1,335,097	1,671
		55,657
Hungary (0.4%)
OTP Bank plc	5,371,808	108,115
MOL Hungarian Oil & Gas plc	982,067	73,770
Richter Gedeon Nyrt	2,920,080	44,890
^ Magyar Telekom Telecommunications plc	9,507,287	13,021
		239,796
India (8.7%)
Infosys Ltd.	10,191,317	500,591
Reliance Industries Ltd.	34,050,077	487,850
Housing Development Finance Corp.	24,472,676	322,912
Tata Consultancy Services Ltd.	10,093,492	301,381
ITC Ltd.	40,163,680	225,809
Oil & Natural Gas Corp. Ltd.	44,192,888	211,128
ICICI Bank Ltd.	11,985,104	179,141
Sun Pharmaceutical Industries Ltd.	16,458,372	152,858
Hindustan Unilever Ltd.	15,021,578	151,475
Bharti Airtel Ltd.	25,898,830	146,906
HDFC Bank Ltd.	13,455,945	134,993
HDFC Bank Ltd. ADR	3,643,621	119,875
Mahindra & Mahindra Ltd.	6,456,951	96,777
Tata Motors Ltd.	19,860,511	94,864
NTPC Ltd.	42,532,826	91,467
Axis Bank Ltd.	4,829,819	82,130
State Bank of India	2,828,053	79,426
United Spirits Ltd.	1,805,843	70,790
HCL Technologies Ltd.	4,413,686	68,040
Larsen & Toubro Ltd.	4,650,282	64,785
Coal India Ltd.	13,488,396	62,477
Kotak Mahindra Bank Ltd.	5,557,988	59,637
Asian Paints Ltd.	6,173,240	51,511
Hero MotoCorp Ltd.	1,712,893	51,198
Wipro Ltd. ADR	5,628,966	48,522
Bajaj Auto Ltd.	1,478,452	47,046
Cairn India Ltd.	9,628,011	46,767

* Idea Cellular Ltd.	16,691,829	46,329
Cipla Ltd.	6,884,075	45,328
Lupin Ltd.	3,093,928	44,323
Nestle India Ltd.	498,237	43,381
IDFC Ltd.	23,717,557	42,751
Ultratech Cement Ltd.	1,410,589	42,618
Zee Entertainment Enterprises Ltd.	10,036,053	40,806
Dr Reddy's Laboratories Ltd. ADR	1,083,612	40,386
Power Grid Corp. of India Ltd.	23,688,154	39,425
Ambuja Cements Ltd.	13,007,001	35,824
Wipro Ltd.	4,905,628	34,857
IndusInd Bank Ltd.	5,428,875	34,566
Godrej Consumer Products Ltd.	2,549,642	33,391
Bharat Heavy Electricals Ltd.	12,495,865	32,512
GAIL India Ltd.	6,457,383	31,996
Maruti Suzuki India Ltd.	1,444,666	31,516
Reliance Communications Ltd.	12,906,569	29,600
Shriram Transport Finance Co. Ltd.	2,629,880	27,271
NMDC Ltd.	16,871,730	27,178
Jindal Steel & Power Ltd.	7,876,849	25,901
Tata Power Co. Ltd.	17,476,594	25,295
Dr Reddy's Laboratories Ltd.	657,542	24,563
Sterlite Industries India Ltd.	19,561,599	24,142
* Tech Mahindra Ltd.	1,170,178	23,953
Hindalco Industries Ltd.	16,139,504	23,883
Dabur India Ltd.	8,841,892	23,447
JSW Steel Ltd.	2,491,089	23,185
Indian Oil Corp. Ltd.	6,700,763	22,573
DLF Ltd.	8,975,661	22,131
Oil India Ltd.	2,586,828	21,989
Adani Ports and Special Economic Zone Ltd.	10,520,259	21,660
* Oracle Financial Services Software Ltd.	443,668	21,611
Glenmark Pharmaceuticals Ltd.	2,268,940	21,550
Grasim Industries Ltd.	467,846	20,373
ACC Ltd.	1,022,488	19,756
Yes Bank Ltd.	3,690,883	19,643
* Bharat Petroleum Corp. Ltd.	3,651,560	19,439
Titan Industries Ltd.	4,483,298	19,427
Rural Electrification Corp. Ltd.	7,286,315	18,975
Tata Steel Ltd.	4,904,592	17,411
Sesa Goa Ltd.	8,226,301	17,315
GlaxoSmithKline Pharmaceuticals Ltd.	431,838	16,824
Piramal Enterprises Ltd.	1,805,214	16,439
United Breweries Ltd.	1,451,315	16,429
GlaxoSmithKline Consumer Healthcare Ltd.	213,341	16,381
Bank of Baroda	1,734,798	16,036
Adani Enterprises Ltd.	5,553,982	15,976
Colgate-Palmolive India Ltd.	697,594	15,757
Reliance Infrastructure Ltd.	2,712,354	15,231
Siemens Ltd.	1,802,564	15,191
Reliance Capital Ltd.	2,553,938	14,404
* Reliance Power Ltd.	11,904,301	14,302
Aditya Birla Nuvo Ltd.	734,648	14,107
Indiabulls Housing Finance Ltd.	4,024,329	13,885
Castrol India Ltd.	2,539,549	13,131
Divi's Laboratories Ltd.	838,032	12,909
Shree Cement Ltd.	178,379	12,765

Cadila Healthcare Ltd.	1,055,431	12,753
* Ranbaxy Laboratories Ltd.	2,653,586	12,508
Jaiprakash Associates Ltd.	20,997,514	12,503
Punjab National Bank	1,321,994	12,400
Steel Authority of India Ltd.	17,649,750	12,110
Power Finance Corp. Ltd.	6,665,604	11,876
Mphasis Ltd.	1,780,430	11,720
Sun TV Network Ltd.	1,686,513	11,211
Container Corp. Of India	672,260	11,000
NHPC Ltd.	37,254,995	10,177
Cummins India Ltd.	1,402,608	9,887
Hindustan Zinc Ltd.	5,421,715	9,039
Bharti Infratel Ltd.	3,691,679	9,021
ABB India Ltd.	1,092,846	8,987
Exide Industries Ltd.	4,262,416	8,616
Canara Bank	1,892,160	8,532
* Unitech Ltd.	28,626,515	7,735
Bajaj Holdings and Investment Ltd.	569,781	7,656
Bank of India	2,454,076	7,449
Bharat Electronics Ltd.	409,197	7,404
* Adani Power Ltd.	12,503,481	7,220
Bharat Forge Ltd.	1,920,933	6,433
Godrej Industries Ltd.	1,456,491	6,283
Hindustan Petroleum Corp. Ltd.	1,688,083	5,875
JSW Energy Ltd.	8,301,879	5,698
IDBI Bank Ltd.	5,301,397	5,675
Tata Chemicals Ltd.	1,263,094	5,373
* Wockhardt Ltd.	691,346	5,342
* GMR Infrastructure Ltd.	25,191,339	5,326
Union Bank of India	2,334,311	5,106
Crompton Greaves Ltd.	3,276,954	4,540
Tata Communications Ltd.	1,384,211	3,355
Oriental Bank of Commerce	1,194,783	3,055
Torrent Power Ltd.	2,409,638	2,949
Ashok Leyland Ltd.	12,710,004	2,839
Great Eastern Shipping Co. Ltd.	777,407	2,824
* Essar Oil Ltd.	3,173,339	2,687
Corp Bank	482,151	2,272
State Bank of India GDR	39,524	2,221
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	1,981
ICICI Bank Ltd. ADR	9,377	307
		5,662,348
Indonesia (3.2%)
Astra International Tbk PT	427,143,000	270,292
Bank Central Asia Tbk PT	260,614,324	263,416
Telekomunikasi Indonesia Persero Tbk PT	214,439,181	248,082
Bank Rakyat Indonesia Persero Tbk PT	228,290,900	182,951
Bank Mandiri Persero Tbk PT	198,397,280	171,715
Perusahaan Gas Negara Persero Tbk PT	226,284,604	129,951
Semen Indonesia Persero Tbk PT	63,041,004	93,243
Unilever Indonesia Tbk PT	24,337,530	75,151
Charoen Pokphand Indonesia Tbk PT	156,509,432	65,428
Bank Negara Indonesia Persero Tbk PT	157,022,861	65,213
Kalbe Farma Tbk PT	442,686,490	61,498
Indofood Sukses Makmur Tbk PT	93,027,796	58,716
Indocement Tunggal Prakarsa Tbk PT	28,191,631	57,164
United Tractors Tbk PT	32,319,101	52,827

Gudang Garam Tbk PT	12,294,880	50,589
Bank Danamon Indonesia Tbk PT	66,792,524	33,781
Indofood CBP Sukses Makmur Tbk PT	24,821,000	27,006
Jasa Marga Persero Tbk PT	43,434,000	22,595
* Bumi Resources Tbk PT	437,179,914	21,660
Indo Tambangraya Megah Tbk PT	8,358,300	19,660
* Global Mediacom Tbk PT	87,677,889	19,589
* Media Nusantara Citra Tbk PT	64,071,250	19,306
Adaro Energy Tbk PT	280,660,780	19,081
XL Axiata Tbk PT	37,542,724	16,431
Tambang Batubara Bukit Asam Persero Tbk PT	16,849,325	16,308
Indosat Tbk PT	27,978,273	13,605
Astra Agro Lestari Tbk PT	6,832,680	10,324
Aneka Tambang Persero Tbk PT	68,327,000	7,710
Vale Indonesia Tbk PT	41,808,427	7,182
		2,100,474
Malaysia (4.9%)
Malayan Banking Bhd.	91,997,388	290,817
CIMB Group Holdings Bhd.	103,434,648	250,714
Axiata Group Bhd.	106,718,394	223,254
Sime Darby Bhd.	66,208,913	193,501
Genting Bhd.	47,747,290	144,546
IOI Corp. Bhd.	79,850,578	134,604
Petronas Chemicals Group Bhd.	61,789,822	126,071
Maxis Bhd.	55,265,550	121,188
Public Bank Bhd. (Foreign)	22,733,347	120,867
DiGi.Com Bhd.	79,268,150	113,569
Petronas Gas Bhd.	16,968,396	109,014
AMMB Holdings Bhd.	37,708,558	91,035
* Sapurakencana Petroleum Bhd.	74,921,725	89,063
Tenaga Nasional Bhd.	30,067,307	82,426
Genting Malaysia Bhd.	63,806,390	81,791
Kuala Lumpur Kepong Bhd.	11,556,712	75,515
* IHH Healthcare Bhd.	58,996,876	72,709
Gamuda Bhd.	42,343,816	62,086
UMW Holdings Bhd.	14,326,120	61,255
YTL Corp. Bhd.	115,379,556	59,355
PPB Group Bhd.	12,720,708	58,405
British American Tobacco Malaysia Bhd.	3,067,887	57,919
Felda Global Ventures Holdings Bhd.	39,649,457	53,788
Petronas Dagangan Bhd.	6,436,600	53,159
Hong Leong Bank Bhd.	12,250,005	52,018
IJM Corp. Bhd.	26,068,150	46,488
Telekom Malaysia Bhd.	24,819,040	40,326
Alliance Financial Group Bhd.	23,401,217	38,640
RHB Capital Bhd.	14,927,935	37,934
YTL Power International Bhd.	71,060,127	35,481
Bumi Armada Bhd.	28,610,081	34,830
2 Astro Malaysia Holdings Bhd.	33,391,200	30,849
Lafarge Malaysia Bhd.	9,103,020	28,992
AirAsia Bhd.	26,868,148	26,133
Berjaya Sports Toto Bhd.	18,665,295	24,049
UEM Sunrise Bhd.	28,369,700	23,416
Hong Leong Financial Group Bhd.	4,437,800	19,114
MMC Corp. Bhd.	18,345,500	15,194
Parkson Holdings Bhd.	12,490,123	13,872
SP Setia Bhd.	13,194,224	13,584

Malaysia Marine and Heavy Engineering Holdings Bhd.	9,517,235	12,400
		3,219,971
Mexico (5.9%)
America Movil SAB de CV	689,372,506	725,385
Fomento Economico Mexicano SAB de CV	45,930,052	458,051
Wal-Mart de Mexico SAB de CV	120,687,130	330,235
Grupo Financiero Banorte SAB de CV	47,091,034	299,187
Grupo Televisa SAB	55,230,130	298,663
* Cemex SAB de CV	241,318,085	278,108
Grupo Mexico SAB de CV Class B	82,955,065	255,566
Alfa SAB de CV Class A	60,741,920	155,936
Grupo Bimbo SAB de CV Class A	40,007,410	135,313
Coca-Cola Femsa SAB de CV	8,770,170	123,875
Mexichem SAB de CV	23,651,635	110,678
Grupo Financiero Inbursa SAB de CV	43,946,115	103,046
Grupo Financiero Santander Mexico SAB de CV Class B	31,747,362	92,065
Industrias Penoles SAB de CV	2,703,585	84,974
Kimberly-Clark de Mexico SAB de CV Class A	18,466,452	60,722
Grupo Aeroportuario del Sureste SAB de CV Class B	4,772,220	56,597
Grupo Carso SAB de CV	10,263,254	51,096
Arca Continental SAB de CV	5,832,006	43,678
* OHL Mexico SAB de CV	12,938,600	34,279
Grupo Elektra SAB DE CV	756,015	27,398
* Minera Frisco SAB de CV	11,363,176	24,946
* Industrias CH SAB de CV Class B	3,712,898	23,822
Grupo Sanborns SA de CV	8,569,888	19,840
Organizacion Soriana SAB de CV Class B	5,354,544	17,947
Alpek SA de CV	7,222,521	16,353
		3,827,760
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	409,761	2,155

Netherlands (0.1%)
* OCI NV	843,559	31,566

Other (0.0%)
* Cathay Financial Holding Co. Ltd. Rights Exp. 09/02/2013	3,809,979	966
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		966
Peru (0.3%)
Credicorp Ltd.	765,466	90,930
Cia de Minas Buenaventura SAA ADR	3,898,779	55,752
Credicorp Ltd.	357,268	42,515
Volcan Cia Minera SAA Class B	47,547,827	19,897
Cia de Minas Buenaventura SAA	461,011	6,661
		215,755
Philippines (1.6%)
SM Investments Corp.	6,621,948	144,835
Philippine Long Distance Telephone Co.	1,823,065	127,337
Ayala Land Inc.	119,421,129	82,628
Bank of the Philippine Islands	30,404,946	65,873
SM Prime Holdings Inc.	147,769,667	59,708
Ayala Corp.	4,277,837	59,472
BDO Unibank Inc.	30,332,182	56,561
Aboitiz Equity Ventures Inc.	46,940,350	54,366
Universal Robina Corp.	18,528,090	53,025

*	Alliance Global Group Inc.	87,321,034	52,826
	Metropolitan Bank & Trust	17,855,785	43,655
	San Miguel Corp.	19,978,336	39,559
	International Container Terminal Services Inc.	16,515,060	34,852
	Jollibee Foods Corp.	8,808,419	31,436
	Aboitiz Power Corp.	34,070,126	27,418
	Globe Telecom Inc.	684,788	25,736
	Manila Electric Co.	3,357,976	22,155
	DMCI Holdings Inc.	17,494,910	21,429
	Energy Development Corp.	139,711,153	19,427
*	Bloomberry Resorts Corp.	45,287,672	12,410
			1,034,708
Poland (1.7%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	18,333,625	213,395
	Powszechny Zaklad Ubezpieczen SA	1,193,140	169,375
^	Bank Pekao SA	2,764,968	141,928
^	KGHM Polska Miedz SA	2,935,444	101,718
^	Polski Koncern Naftowy Orlen SA	6,817,756	92,552
	PGE SA	15,504,793	73,317
	Polskie Gornictwo Naftowe i Gazownictwo SA	37,577,741	72,839
^	BRE Bank SA	266,396	35,775
	Telekomunikacja Polska SA	14,171,222	33,549
	Tauron Polska Energia SA	22,285,406	30,630
^	Jastrzebska Spolka Weglowa SA	1,098,263	22,952
*	ING Bank Slaski SA	692,570	21,514
^	Bank Handlowy w Warszawie SA	693,617	20,890
*,^ Getin Noble Bank SA		25,388,320	16,264
	Synthos SA	10,145,162	13,946
	Enea SA	2,824,010	11,941
			1,072,585
Russia (6.9%)
	Gazprom OAO ADR	82,075,532	634,246
	Sberbank of Russia	207,933,768	598,323
	Lukoil OAO ADR	8,401,336	494,363
	Magnit OJSC GDR	5,917,000	340,424
	Gazprom OAO	77,041,653	299,632
	Lukoil OAO	4,077,696	240,712
	Mobile Telesystems OJSC ADR	10,908,440	212,605
	NovaTek OAO GDR	1,398,596	162,257
	Tatneft OAO ADR	3,656,901	134,406
	Rosneft OAO GDR	19,022,135	134,396
	Uralkali OJSC	28,460,089	124,404
	MMC Norilsk Nickel OJSC ADR	7,602,113	101,657
	Surgutneftegas OAO ADR	12,625,464	99,501
	Rostelecom OJSC	26,886,217	90,217
	VTB Bank OJSC	58,129,231,072	81,681
	AK Transneft OAO Prior Pfd.	33,366	79,078
	VTB Bank OJSC GDR	25,834,192	72,564
	Sistema JSFC GDR	3,032,264	66,617
	MegaFon OAO GDR	1,906,354	60,582
	Sberbank of Russia ADR	5,263,982	60,429
	Tatneft OAO	8,951,972	54,796
	Rosneft OAO	5,782,715	41,071
	RusHydro JSC	2,377,093,363	41,050
	MMC Norilsk Nickel OJSC	262,352	35,296
	Novolipetsk Steel OJSC GDR	1,836,877	26,631

	E.ON Russia JSC	297,929,779	24,045
	Surgutneftegas OAO	24,504,449	19,378
	LSR Group GDR	4,302,855	18,160
*	Federal Grid Co. Unified Energy System JSC	5,323,286,228	17,906
*	Pharmstandard OJSC GDR	1,231,855	17,089
	Aeroflot - Russian Airlines OJSC	9,430,172	16,363
*	Inter Rao UES OJSC	41,677,450,909	15,354
	TMK OAO GDR	1,134,842	15,316
	Severstal OAO	1,933,939	14,415
*	Russian Grids OAO	407,033,605	13,394
*	NOMOS-BANK GDR	966,948	12,941
	Severstal OAO GDR	1,530,423	11,504
	Polyus Gold OJSC	371,589	9,619
*,^ Mechel ADR		2,946,939	8,369
	Magnitogorsk Iron & Steel Works	30,882,788	7,198
	Phosagro OAO GDR	665,752	6,261
	Mosenergo OAO	125,477,702	4,281
*	Raspadskaya OAO	2,596,971	2,503
	Mobile Telesystems OJSC	95,358	791
	NovaTek OAO	61,651	666
	Rostelecom OJSC ADR	27,263	552
	Novolipetsk Steel OJSC	82,970	120
*	Mechel	9,605	28
			4,523,191
South Africa (9.2%)
	Naspers Ltd.	8,295,366	693,758
	MTN Group Ltd.	35,615,501	666,780
	Sasol Ltd.	11,629,912	534,331
	Standard Bank Group Ltd.	25,580,592	286,038
	Remgro Ltd.	10,222,222	195,237
	Sanlam Ltd.	40,127,411	192,841
	FirstRand Ltd.	61,826,815	185,467
	Shoprite Holdings Ltd.	9,217,815	155,871
	Bidvest Group Ltd.	5,699,803	140,801
	Aspen Pharmacare Holdings Ltd.	5,774,630	127,995
	Impala Platinum Holdings Ltd.	10,990,905	107,955
	AngloGold Ashanti Ltd.	8,084,863	106,085
	Woolworths Holdings Ltd.	15,375,215	104,886
	Tiger Brands Ltd.	3,333,604	103,671
	Steinhoff International Holdings Ltd.	38,902,026	103,002
	ABSA Group Ltd.	6,855,401	99,039
	Gold Fields Ltd.	15,729,151	94,248
	Growthpoint Properties Ltd.	36,998,230	93,219
	Truworths International Ltd.	9,754,388	82,574
	Vodacom Group Ltd.	6,955,248	82,103
	Imperial Holdings Ltd.	3,701,004	77,141
	Nedbank Group Ltd.	4,191,422	75,476
	Netcare Ltd.	30,983,617	73,613
	Life Healthcare Group Holdings Ltd.	19,467,167	70,937
	RMB Holdings Ltd.	15,598,480	64,125
	Mr Price Group Ltd.	4,867,349	63,449
	Mediclinic International Ltd.	8,741,426	60,959
	Discovery Ltd.	6,243,269	56,352
	Kumba Iron Ore Ltd.	1,211,703	53,657
	MMI Holdings Ltd.	21,530,879	46,831
	Exxaro Resources Ltd.	3,005,700	46,330
*,^ Anglo American Platinum Ltd.		1,256,845	44,466

Spar Group Ltd.	3,653,919	42,444
Nampak Ltd.	13,020,744	42,123
Foschini Group Ltd.	4,086,156	41,588
Coronation Fund Managers Ltd.	5,946,348	39,545
Massmart Holdings Ltd.	2,290,720	38,788
AVI Ltd.	6,511,659	37,949
Mondi Ltd.	2,509,937	37,104
Barloworld Ltd.	4,438,951	36,800
Hyprop Investments Ltd.	4,438,485	33,786
Clicks Group Ltd.	5,375,671	31,210
Investec Ltd.	4,577,959	30,677
* Sappi Ltd.	11,363,273	30,324
Harmony Gold Mining Co. Ltd.	7,932,230	29,943
Capital Property Fund	28,208,893	29,915
Aeci Ltd.	2,458,298	29,002
Brait SE	6,685,398	28,351
PPC Ltd.	9,696,767	28,351
Liberty Holdings Ltd.	2,274,304	28,188
African Rainbow Minerals Ltd.	1,646,228	27,054
Aveng Ltd.	8,284,961	24,599
Assore Ltd.	710,267	23,950
Reunert Ltd.	3,445,330	23,348
^ Capitec Bank Holdings Ltd.	1,277,381	23,344
Grindrod Ltd.	9,520,589	22,094
DataTec Ltd.	3,766,712	21,569
Adcock Ingram Holdings Ltd.	3,120,172	21,382
Omnia Holdings Ltd.	1,190,406	21,246
^ African Bank Investments Ltd.	14,362,120	21,167
* Northam Platinum Ltd.	5,562,030	20,400
* Murray & Roberts Holdings Ltd.	8,465,368	20,329
Tongaat Hulett Ltd.	1,567,334	20,065
Sun International Ltd.	1,920,772	19,061
Pick n Pay Stores Ltd.	4,606,914	17,624
Wilson Bayly Holmes-Ovcon Ltd.	1,046,040	16,521
Illovo Sugar Ltd.	4,814,466	15,928
Acucap Properties Ltd.	3,342,896	14,953
JSE Ltd.	1,766,346	14,478
Santam Ltd.	704,744	13,230
* Telkom SA SOC Ltd.	6,559,401	12,854
Fountainhead Property Trust	15,876,933	12,458
* Sibanye Gold Ltd.	15,663,125	12,159
* ArcelorMittal South Africa Ltd.	3,405,293	11,486
Lewis Group Ltd.	1,795,512	10,595
Pick'n Pay Holdings Ltd.	5,416,830	9,649
^ JD Group Ltd.	2,351,231	7,219
* Royal Bafokeng Platinum Ltd.	1,044,330	5,360
* Palabora Mining Co. Ltd.	267,365	3,110
		5,992,557
South Korea (0.0%)
* Shinhan Financial Group Co. Ltd. ADR	152,512	5,562
* Korea Electric Power Corp. ADR	149,934	1,894
		7,456
Taiwan (13.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53,027,427	900,406
Taiwan Semiconductor Manufacturing Co. Ltd.	235,633,845	801,317
Hon Hai Precision Industry Co. Ltd.	215,530,314	558,075

MediaTek Inc.	26,084,921	313,147
Formosa Plastics Corp.	104,007,116	261,347
* Nan Ya Plastics Corp.	119,841,439	251,680
Formosa Chemicals & Fibre Corp.	93,570,518	232,765
China Steel Corp.	258,107,633	213,301
Cathay Financial Holding Co. Ltd.	143,891,280	209,057
Delta Electronics Inc.	42,833,245	207,773
Fubon Financial Holding Co. Ltd.	143,172,336	200,984
Uni-President Enterprises Corp.	87,699,836	178,881
CTBC Financial Holding Co. Ltd.	255,727,040	168,680
^ Chunghwa Telecom Co. Ltd. ADR	4,798,604	153,891
Mega Financial Holding Co. Ltd.	180,794,101	150,991
Asustek Computer Inc.	14,854,958	129,555
Taiwan Mobile Co. Ltd.	35,339,796	128,379
Cheng Shin Rubber Industry Co. Ltd.	33,493,812	110,809
Yuanta Financial Holding Co. Ltd.	202,749,712	105,746
Formosa Petrochemical Corp.	40,032,393	104,060
Chunghwa Telecom Co. Ltd.	30,408,913	97,215
Hotai Motor Co. Ltd.	8,715,000	96,310
Quanta Computer Inc.	40,276,165	93,684
Far Eastern New Century Corp.	80,572,969	90,906
President Chain Store Corp.	11,712,647	87,270
Far EasTone Telecommunications Co. Ltd.	33,574,343	85,424
China Development Financial Holding Corp.	298,992,649	84,598
First Financial Holding Co. Ltd.	136,447,225	84,575
HTC Corp.	15,599,925	82,782
Taiwan Cement Corp.	66,791,877	81,578
Hua Nan Financial Holdings Co. Ltd.	137,818,117	80,188
Lite-On Technology Corp.	44,604,476	75,932
* SinoPac Financial Holdings Co. Ltd.	148,069,112	74,555
Largan Precision Co. Ltd.	2,076,135	72,101
United Microelectronics Corp. ADR	30,476,491	67,048
* Innolux Corp.	151,200,724	66,985
Taishin Financial Holding Co. Ltd.	139,034,316	64,672
E.Sun Financial Holding Co. Ltd.	95,920,937	63,970
TPK Holding Co. Ltd.	5,351,067	62,806
Taiwan Cooperative Financial Holding Co. Ltd.	108,981,743	62,301
Catcher Technology Co. Ltd.	14,394,463	62,247
Compal Electronics Inc.	86,690,629	60,056
Asia Cement Corp.	47,076,253	59,011
^ Advanced Semiconductor Engineering Inc. ADR	13,069,471	52,409
Foxconn Technology Co. Ltd.	20,263,791	50,261
* Pegatron Corp.	32,904,897	48,578
Advanced Semiconductor Engineering Inc.	58,567,717	48,017
Inventec Corp.	63,536,489	47,919
* Novatek Microelectronics Corp.	10,734,817	47,448
* Shin Kong Financial Holding Co. Ltd.	139,921,299	47,377
MStar Semiconductor Inc.	5,808,629	45,976
United Microelectronics Corp.	102,568,970	45,877
Giant Manufacturing Co. Ltd.	6,003,721	45,388
* Wistron Corp.	45,807,390	43,632
* Acer Inc.	56,404,905	41,647
Siliconware Precision Industries Co. ADR	7,057,903	40,230
Chang Hwa Commercial Bank	69,614,656	39,907
Teco Electric and Machinery Co. Ltd.	35,358,000	38,516
Taiwan Fertilizer Co. Ltd.	15,374,100	37,557
Synnex Technology International Corp.	27,063,055	33,992

* AU Optronics Corp. ADR	8,903,142	32,407
* Yulon Motor Co. Ltd.	19,698,584	31,785
Advantech Co. Ltd.	6,454,942	31,205
Siliconware Precision Industries Co.	26,316,860	30,498
Epistar Corp.	17,618,732	29,340
* AU Optronics Corp.	80,195,669	28,886
Chicony Electronics Co. Ltd.	11,618,060	27,838
Pou Chen Corp.	25,703,531	26,302
Taiwan Glass Industry Corp.	27,668,551	25,950
Unimicron Technology Corp.	27,808,754	25,523
Realtek Semiconductor Corp.	9,578,457	22,879
* Taiwan Business Bank	69,943,129	21,255
* Walsin Lihwa Corp.	70,132,770	20,516
Formosa Taffeta Co. Ltd.	21,762,868	20,379
* Evergreen Marine Corp. Taiwan Ltd.	35,112,969	19,665
* Eva Airways Corp.	34,795,580	19,390
* China Airlines Ltd.	50,809,050	18,809
* Macronix International	74,019,541	17,818
Transcend Information Inc.	6,092,981	17,674
Feng Hsin Iron & Steel Co.	9,936,310	17,505
Cheng Uei Precision Industry Co. Ltd.	7,862,473	15,952
* Yageo Corp.	46,572,000	15,608
Capital Securities Corp.	46,680,422	15,567
Oriental Union Chemical Corp.	15,625,000	15,277
Vanguard International Semiconductor Corp.	15,155,000	15,127
Ton Yi Industrial Corp.	16,252,000	14,246
Cathay Real Estate Development Co. Ltd.	19,833,000	14,182
U-Ming Marine Transport Corp.	9,170,356	13,880
YFY Inc.	28,258,000	13,792
Eternal Chemical Co. Ltd.	16,694,862	13,472
* Yang Ming Marine Transport Corp.	29,697,195	12,624
Wan Hai Lines Ltd.	23,384,450	12,509
China Motor Corp.	14,679,000	12,366
Far Eastern International Bank	29,264,000	12,185
Waterland Financial Holdings Co. Ltd.	34,471,000	11,563
President Securities Corp.	18,327,000	10,622
* Compal Communications Inc.	6,470,000	9,199
Taiwan Secom Co. Ltd.	3,616,000	8,150
* Nan Ya Printed Circuit Board Corp.	4,628,521	5,789
		8,619,523
Thailand (3.1%)
Siam Commercial Bank PCL (Foreign)	29,061,757	144,537
PTT Exploration & Production PCL (Foreign)	27,609,806	137,178
* Advanced Info Service PCL (Local)	14,320,100	130,210
* PTT PCL	9,496,900	100,413
Advanced Info Service PCL (Foreign)	10,921,277	96,866
CP ALL PCL (Foreign)	80,041,730	91,498
PTT PCL (Foreign)	8,606,737	91,001
Siam Cement PCL (Foreign)	5,980,517	87,786
Shin Corp. PCL	31,246,300	86,841
* Kasikornbank PCL	12,816,700	74,705
Kasikornbank PCL (Foreign)	11,982,749	71,606
* Bangkok Bank PCL (Local)	10,245,843	67,082
Total Access Communication PCL	14,049,600	52,725
* Airports of Thailand PCL	9,118,700	51,798
* Bank of Ayudhya PCL (Local)	40,554,475	48,282
* Siam Makro PCL	1,836,707	45,559

PTT Global Chemical PCL	20,151,407	42,947
Central Pattana PCL	28,660,628	39,418
* TMB Bank PCL	457,598,100	34,216
* Charoen Pokphand Foods PCL	37,939,200	33,973
Big C Supercenter PCL	5,331,400	32,958
Krung Thai Bank PCL (Foreign)	58,495,250	32,907
* PTT Global Chemical PCL	14,864,500	31,361
* Bangkok Dusit Medical Services PCL	6,577,300	30,791
^ Charoen Pokphand Foods PCL (Foreign)	27,394,400	24,104
Thai Oil PCL (Foreign)	11,458,300	22,145
* Electricity Generating PCL	4,979,200	21,640
BEC World PCL (Foreign)	10,649,325	20,755
^ Land and Houses PCL	63,629,100	20,543
* BEC World PCL	10,206,900	20,059
* Siam Commercial Bank PCL (Local)	3,932,200	19,914
* Siam City Cement PCL (Local)	1,445,683	19,742
* Thai Union Frozen Products PCL	10,608,400	19,070
* Banpu PCL (Local)	2,257,850	16,660
* CP ALL PCL (Local)	13,613,400	15,235
* Delta Electronics Thailand PCL	10,594,900	15,192
IRPC PCL (Foreign)	138,017,360	14,284
Glow Energy PCL (Foreign)	6,297,555	13,270
Bank of Ayudhya PCL (Foreign)	10,827,334	12,895
Ratchaburi Electricity Generating Holding PCL	7,573,400	12,335
* Berli Jucker PCL	8,746,800	12,070
Bank of Ayudhya PCL	9,400,000	11,191
* Thai Oil PCL	5,715,700	11,131
^ Indorama Ventures PCL	19,164,164	10,888
* Thai Airways International PCL	13,740,600	9,986
* PTT Exploration and Production PCL (Local)	1,924,100	9,591
* Krung Thai Bank PCL	15,957,300	9,028
* IRPC PCL	73,166,300	7,430
* Indorama Ventures PCL	11,647,600	6,618
* Glow Energy PCL	2,755,100	6,020
^ Siam Cement PCL NVDR	376,300	5,503
* Total Access Communication PCL (Local)	1,058,700	3,973
Bangkok Bank PCL (Foreign)	100,600	672
* Siam Cement PCL	11,600	170
Shin Corp. PCL	49,200	137
		2,048,909
Turkey (2.1%)
Turkiye Garanti Bankasi AS	44,597,323	174,046
Akbank TAS	34,894,380	133,599
BIM Birlesik Magazalar AS	4,775,314	109,859
Turkiye Halk Bankasi AS	13,268,394	99,672
* Turkcell Iletisim Hizmetleri AS	16,839,986	97,668
Haci Omer Sabanci Holding AS (Bearer)	17,357,434	86,774
Turkiye Is Bankasi	28,691,828	75,997
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,153,587	57,164
KOC Holding AS	12,804,932	56,466
Tupras Turkiye Petrol Rafinerileri AS	2,606,458	55,801
Turk Hava Yollari	11,739,879	49,298
Turkiye Vakiflar Bankasi Tao	22,328,545	48,601
Enka Insaat ve Sanayi AS	15,667,683	43,192
Yapi ve Kredi Bankasi AS	18,488,822	40,230
Turk Telekomunikasyon AS	11,124,533	39,844
Coca-Cola Icecek AS	1,403,153	39,429

Arcelik AS	5,301,112	35,327
Eregli Demir ve Celik Fabrikalari TAS	23,710,165	23,516
Ford Otomotiv Sanayi AS	1,497,822	21,489
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,828,468	19,161
Tofas Turk Otomobil Fabrikasi AS	2,664,435	17,605
Turkiye Sise ve Cam Fabrikalari AS	9,961,059	14,300
Koza Altin Isletmeleri AS	961,435	13,254
*	Dogan Sirketler Grubu Holding AS	16,956,370	8,290
Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	7,884
1,368,466
United Arab Emirates (0.5%)
Emaar Properties PJSC	63,919,258	103,979
First Gulf Bank PJSC	16,035,697	72,092
DP World Ltd.	3,549,991	56,377
Aldar Properties PJSC	62,950,434	46,171
*	Dubai Financial Market	34,544,436	18,604
Air Arabia PJSC	47,525,239	18,005
*	Arabtec Holding Co.	22,488,795	13,816
Dubai Islamic Bank PJSC	12,131,455	11,827
*	Dana Gas PJSC	53,216,868	9,128
349,999
Total Common Stocks (Cost $67,417,701)	64,932,056
Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund	0.124%	1,011,515,384	1,011,515

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes	0.110%	8/21/13	4,700	4,700
[6,7] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	3,400	3,399
[6,7] Federal Home Loan Bank Discount Notes	0.100%	10/11/13	5,000	4,999
7	Federal Home Loan Bank Discount Notes	0.100%	11/8/13	2,000	1,999
[5,6] Freddie Mac Discount Notes	0.085%	9/23/13	4,000	3,999
5	Freddie Mac Discount Notes	0.110%	11/12/13	3,000	2,999
22,095
Total Temporary Cash Investments (Cost $1,033,612)	1,033,610
Total Investments (101.1%) (Cost $68,451,313)	65,965,666
Other Assets and Liabilities-Net (-1.1%)[4]	(747,727)
Net Assets (100%)	65,217,939

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $917,447,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $113,001,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,004,000,000 of collateral received for securities on loan.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $10,398,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

Emerging Markets Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	14,945,375	41,406	—
Common Stocks—Other	1,684,464	48,259,845	966
Temporary Cash Investments	1,011,515	22,095	—
Futures Contracts—Liabilities[1]	(2,153)	—	—
Total	17,639,201	48,323,346	966
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets	September 2013	2,515	118,054	2,203
MSCI Taiwan Index	August 2013	4,000	113,760	(354)
E-mini S&P 500 Index	September 2013	500	42,013	58

Unrealized appreciation (depreciation) on open MSCI Emerging Markets and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2013, the cost of investment securities for tax purposes was $68,474,097,000. Net unrealized depreciation of investment securities for tax purposes was $2,508,431,000, consisting of unrealized gains of $8,364,345,000 on securities that had risen in value since their purchase and $10,872,776,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (2.8%)
Commonwealth Bank of Australia	153,991	10,264
BHP Billiton Ltd.	308,919	9,658
Westpac Banking Corp.	294,584	8,172
Australia & New Zealand Banking Group Ltd.	260,253	6,953
National Australia Bank Ltd.	221,981	6,229
Woolworths Ltd.	117,888	3,530
Wesfarmers Ltd.	93,952	3,424
CSL Ltd.	49,263	2,923
Rio Tinto Ltd.	42,999	2,224
Woodside Petroleum Ltd.	65,288	2,205
Westfield Group	194,546	1,962
Telstra Corp. Ltd.	412,255	1,847
Brambles Ltd.	214,031	1,745
QBE Insurance Group Ltd.	111,855	1,652
Macquarie Group Ltd.	40,519	1,597
Suncorp Group Ltd.	121,249	1,395
Wesfarmers Ltd. Price Protected Shares	30,265	1,120
AMP Ltd.	274,424	1,114
Amcor Ltd.	113,803	1,082
Santos Ltd.	84,035	1,031
Origin Energy Ltd.	95,284	1,023
Insurance Australia Group Ltd.	189,273	988
Orica Ltd.	55,868	908
Transurban Group	136,989	834
Aurizon Holdings Ltd.	203,048	828
WorleyParsons Ltd.	40,768	807
Newcrest Mining Ltd.	71,159	784
Oil Search Ltd.	102,422	745
Westfield Retail Trust	262,640	710
AGL Energy Ltd.	51,307	671
Stockland	200,703	646
Goodman Group	147,550	626
Fortescue Metals Group Ltd.	172,898	568
^ Reject Shop Ltd.	38,548	567
Coca-Cola Amatil Ltd.	46,743	540
Leighton Holdings Ltd.	35,550	527
ASX Ltd.	16,180	506
^ GUD Holdings Ltd.	87,273	503
Iluka Resources Ltd.	48,029	475
Mirvac Group	312,117	460
GPT Group	134,470	442
Crown Ltd.	37,271	429
Computershare Ltd.	46,278	407
Sonic Healthcare Ltd.	30,903	398
carsales.com Ltd.	43,736	391
Asciano Ltd.	83,240	380
* DUET Group	193,504	376
Tatts Group Ltd.	130,466	374
Lend Lease Group	45,965	362

APA Group	64,264	347
Ramsay Health Care Ltd.	10,412	344
James Hardie Industries plc	41,118	342
Spark Infrastructure Group	208,073	334
Dexus Property Group	338,723	319
Primary Health Care Ltd.	69,027	315
Flight Centre Ltd.	7,420	303
Incitec Pivot Ltd.	127,936	302
CFS Retail Property Trust Group	163,613	301
Bendigo and Adelaide Bank Ltd.	30,048	288
GrainCorp Ltd. Class A	25,389	282
Navitas Ltd.	50,787	274
Seek Ltd.	32,152	272
* BlueScope Steel Ltd.	54,843	265
Toll Holdings Ltd.	54,971	263
Commonwealth Property Office Fund	220,657	229
Treasury Wine Estates Ltd.	51,748	222
Iress Ltd.	29,801	222
Boral Ltd.	57,728	220
ALS Ltd.	28,795	219
Cochlear Ltd.	3,992	219
Ansell Ltd.	12,227	204
Bank of Queensland Ltd.	23,791	203
Federation Centres Ltd.	95,657	201
Aristocrat Leisure Ltd.	50,631	198
Metcash Ltd.	60,015	186
Tabcorp Holdings Ltd.	62,437	183
Investa Office Fund	66,681	177
Caltex Australia Ltd.	10,492	176
Challenger Ltd.	45,258	174
Sydney Airport	51,961	168
^ JB Hi-Fi Ltd.	9,939	166
Harvey Norman Holdings Ltd.	69,041	165
Myer Holdings Ltd.	66,718	161
FKP Property Group	116,708	158
Echo Entertainment Group Ltd.	65,968	156
Perpetual Ltd.	4,177	150
Charter Hall Retail REIT	43,236	150
UGL Ltd.	22,674	148
SP AusNet	138,984	147
Bradken Ltd.	29,923	133
Sims Metal Management Ltd.	16,417	132
Downer EDI Ltd.	37,545	127
* Alumina Ltd.	145,931	127
DuluxGroup Ltd.	31,319	126
Adelaide Brighton Ltd.	42,509	125
David Jones Ltd.	51,454	125
Sigma Pharmaceuticals Ltd.	209,696	124
Invocare Ltd.	11,763	123
Whitehaven Coal Ltd.	67,077	118
REA Group Ltd.	3,854	114
^ Monadelphous Group Ltd.	7,575	112
Seven West Media Ltd.	57,269	110
Mineral Resources Ltd.	12,467	106
Beach Energy Ltd.	87,355	105
* Regis Resources Ltd.	32,830	105
PanAust Ltd.	55,538	98

	Super Retail Group Ltd.	8,495	96
	BWP Trust	43,367	96
	M2 Telecommunications Group Ltd.	16,981	96
	TPG Telecom Ltd.	28,191	93
	Macquarie Atlas Roads Group	46,246	93
	IOOF Holdings Ltd.	12,429	92
	Mermaid Marine Australia Ltd.	25,743	91
*	Karoon Gas Australia Ltd.	17,598	90
	Platinum Asset Management Ltd.	15,720	89
*	Aurora Oil & Gas Ltd.	29,000	84
	Envestra Ltd.	83,698	84
	iiNET Ltd.	15,143	83
	Charter Hall Group	22,891	79
	Shopping Centres Australasia Property Group	53,266	77
	Qube Holdings Ltd.	45,715	73
	Automotive Holdings Group Ltd.	21,030	72
	ARB Corp. Ltd.	5,897	72
	SAI Global Ltd.	20,532	70
*	Qantas Airways Ltd.	61,110	69
*	Sandfire Resources NL	13,952	69
*	Mesoblast Ltd.	12,513	66
	GWA Group Ltd.	29,796	66
	Arrium Ltd.	73,716	66
	Fairfax Media Ltd.	151,888	66
	Australand Property Group	21,123	65
	Pacific Brands Ltd.	86,743	64
	OZ Minerals Ltd.	16,620	61
	Southern Cross Media Group Ltd.	43,760	58
	Independence Group NL	19,752	58
*	Goodman Fielder Ltd.	79,350	55
	Cardno Ltd.	10,889	54
	Mount Gibson Iron Ltd.	105,993	53
*	Beadell Resources Ltd.	77,976	53
	CSR Ltd.	26,113	51
*	Energy Resources of Australia Ltd.	38,157	50
*	Cudeco Ltd.	35,034	49
*	Linc Energy Ltd.	33,594	49
	New Hope Corp. Ltd.	13,939	47
	Transfield Services Ltd.	57,532	46
	Atlas Iron Ltd.	61,964	45
	Nufarm Ltd.	10,866	44
	Seven Group Holdings Ltd.	6,568	41
	Macmahon Holdings Ltd.	314,164	41
^,* Lynas Corp. Ltd.		111,800	41
	Resolute Mining Ltd.	53,798	39
*	Sirius Resources NL	16,659	39
*	Sundance Resources Ltd.	523,712	38
	Medusa Mining Ltd.	17,452	36
	McMillan Shakespeare Ltd.	4,958	36
*	Energy World Corp. Ltd.	66,725	36
*	Paladin Energy Ltd.	36,863	33
*	Aquila Resources Ltd.	16,696	31
*	Senex Energy Ltd.	36,587	25
*	Transpacific Industries Group Ltd.	31,854	24
*	Silver Lake Resources Ltd.	31,731	23
	NRW Holdings Ltd.	24,486	21
*	Drillsearch Energy Ltd.	16,393	20

	Boart Longyear Ltd.	41,694	19
*	Perseus Mining Ltd.	36,239	19
	Ausdrill Ltd.	19,488	19
*	Ten Network Holdings Ltd.	66,725	16
^,* Coalspur Mines Ltd.		29,796	8
*	Billabong International Ltd.	20,048	7
			102,011
Austria (0.1%)
	Voestalpine AG	28,008	1,074
	Erste Group Bank AG	24,630	747
	OMV AG	12,144	537
	Andritz AG	6,140	332
	IMMOFINANZ AG	78,498	321
	Wienerberger AG	20,167	264
	Atrium European Real Estate Ltd.	41,152	231
	Schoeller-Bleckmann Oilfield Equipment AG	1,334	157
	Oesterreichische Post AG	2,849	121
	Telekom Austria AG	17,373	121
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	103
	Raiffeisen Bank International AG	3,302	100
	Mayr Melnhof Karton AG	708	78
	CA Immobilien Anlagen AG	6,058	76
	RHI AG	2,157	68
	Verbund AG	3,189	63
	Strabag SE	1,787	40
			4,433
Belgium (0.4%)
	Anheuser-Busch InBev NV	74,611	7,175
	Ageas	30,888	1,237
	Umicore SA	22,972	1,034
	KBC Groep NV	22,892	922
	Solvay SA Class A	4,829	655
	UCB SA	10,572	609
	Delhaize Group SA	8,154	538
	Groupe Bruxelles Lambert SA	6,546	531
	Sofina SA	3,883	366
	Recticel SA	44,411	315
	Colruyt SA	5,164	294
	Ackermans & van Haaren NV	2,684	243
	Cofinimmo	1,856	213
	Telenet Group Holding NV	4,319	209
	Belgacom SA	8,410	206
	Befimmo	2,451	168
	EVS Broadcast Equipment SA	1,750	126
	Nyrstar (Voting Shares)	21,066	93
	D'ieteren SA	1,939	88
	NV Bekaert SA	2,304	81
*	ThromboGenics NV	414	17
			15,120
Brazil (1.2%)
	Petroleo Brasileiro SA Prior Pfd.	364,992	2,606
	Itau Unibanco Holding SA Prior Pfd.	189,860	2,425
	Cia de Bebidas das Americas Prior Pfd.	55,900	2,107
	Banco Bradesco SA Prior Pfd.	156,970	1,906
	Vale SA Prior Pfd.	151,200	1,866
	Petroleo Brasileiro SA	274,346	1,850

BRF SA	82,424	1,756
Vale SA	95,000	1,292
Cia de Bebidas das Americas ADR	32,021	1,210
Embraer SA ADR	33,346	1,133
Banco do Brasil SA	103,593	1,029
Itausa - Investimentos Itau SA Prior Pfd.	264,165	969
BM&FBovespa SA	171,250	923
Banco Bradesco SA	67,110	909
Ultrapar Participacoes SA	35,148	834
Banco Bradesco SA ADR	67,330	823
Cielo SA	31,855	785
CCR SA	90,700	712
Cia de Bebidas das Americas	18,040	680
Itau Unibanco Holding SA ADR	49,256	628
Vale SA Class B Pfd. ADR	50,385	620
Vale SA Class B ADR	41,224	566
Telefonica Brasil SA Prior Pfd.	26,580	563
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	12,652	561
Petroleo Brasileiro SA ADR	40,918	558
Banco Santander Brasil SA	84,000	501
Souza Cruz SA	35,900	432
* BB Seguridade Participacoes SA	53,139	429
BR Malls Participacoes SA	42,200	374
Itau Unibanco Holding SA	23,920	302
Cia de Saneamento Basico do Estado de Sao Paulo	28,500	292
Lojas Renner SA	11,000	291
Natura Cosmeticos SA	14,400	290
Grupo BTG Pactual	23,800	287
Lojas Americanas SA Prior Pfd.	40,631	283
Tractebel Energia SA	17,700	282
Petroleo Brasileiro SA ADR	19,355	278
Cia Energetica de Minas Gerais Prior Pfd.	29,976	274
CPFL Energia SA	27,900	258
Gerdau SA Prior Pfd.	39,500	253
Hypermarcas SA	31,512	228
WEG SA	18,247	224
Gerdau SA ADR	34,726	220
Klabin SA Prior Pfd.	44,100	214
Kroton Educacional SA	14,400	205
JBS SA	70,298	196
* Fibria Celulose SA	16,900	188
Cosan SA Industria e Comercio	9,900	188
CETIP SA - Mercados Organizados	18,007	182
Metalurgica Gerdau SA Prior Pfd. Class A	22,400	179
Raia Drogasil SA	20,300	172
Bradespar SA Prior Pfd.	17,200	169
Tim Participacoes SA	45,200	168
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,898	163
Cia Siderurgica Nacional SA ADR	55,570	161
BR Properties SA	18,900	157
Oi SA ADR	82,374	152
Localiza Rent a Car SA	10,500	150
Cia Hering	10,900	146
Anhanguera Educacional Participacoes SA	23,700	144
Estacio Participacoes SA	18,600	144
M Dias Branco SA	3,500	142
Lojas Americanas SA	22,976	140

Marcopolo SA Prior Pfd.	24,700	140
Multiplan Empreendimentos Imobiliarios SA	6,300	139
Duratex SA	24,156	138
* Qualicorp SA	18,600	136
Cia Energetica de Sao Paulo Prior Pfd.	15,285	135
Cia Energetica de Minas Gerais ADR	14,530	135
ALL - America Latina Logistica SA	34,800	135
Tim Participacoes SA ADR	6,700	126
Totvs SA	7,800	123
EDP - Energias do Brasil SA	23,600	122
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	17,400	116
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	30,300	116
EcoRodovias Infraestrutura e Logistica SA	16,000	113
Suzano Papel e Celulose SA Prior Pfd. Class A	32,334	110
Centrais Eletricas Brasileiras SA Prior Pfd.	28,700	105
Arteris SA	10,500	100
Diagnosticos da America SA	18,000	94
Cia de Saneamento de Minas Gerais-COPASA	5,900	94
Equatorial Energia SA	10,400	85
* PDG Realty SA Empreendimentos e Participacoes	97,400	79
Alpargatas SA Prior Pfd.	11,990	74
Porto Seguro SA	6,472	73
* Braskem SA Prior Pfd.	9,400	72
Cia Paranaense de Energia Prior Pfd.	5,900	72
Odontoprev SA	17,400	71
Iochpe-Maxion SA	6,300	69
* MPX Energia SA	22,345	68
AES Tiete SA Prior Pfd.	6,800	67
LPS Brasil Consultoria de Imoveis SA	8,200	66
Cia Energetica de Minas Gerais	7,222	66
Brasil Insurance Participacoes e Administracao SA	6,800	66
Fleury SA	7,600	65
Grendene SA	6,900	64
Ez Tec Empreendimentos e Participacoes SA	5,300	64
Randon Participacoes SA Prior Pfd.	12,200	63
Tereos Internacional SA	51,300	62
QGEP Participacoes SA	11,900	62
Cia de Gas de Sao Paulo Prior Pfd. Class A	2,500	61
Mills Estruturas e Servicos de Engenharia SA	4,800	60
Multiplus SA	4,400	60
JSL SA	9,200	59
Mahle-Metal Leve SA Industria e Comercio	5,200	59
Helbor Empreendimentos SA	15,730	59
Arezzo Industria e Comercio SA	3,700	58
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
S.A	3,800	58
* Marfrig Alimentos SA	18,200	58
Aliansce Shopping Centers SA	6,200	57
* Tecnisa SA	13,900	56
Even Construtora e Incorporadora SA	15,000	56
* Sao Martinho SA	5,100	55
Magnesita Refratarios SA	18,300	54
Centrais Eletricas Brasileiras SA	26,900	54
Gerdau SA	9,800	54
AES Tiete SA	5,800	53
Iguatemi Empresa de Shopping Centers SA	5,300	53
Direcional Engenharia SA	9,000	53

* Brasil Pharma SA	12,200	53
Sonae Sierra Brasil SA	5,200	53
Brasil Brokers Participacoes SA	20,300	52
* Gafisa SA	40,500	49
Abril Educacao SA	3,100	48
MRV Engenharia e Participacoes SA	16,600	47
JHSF Participacoes SA	18,800	47
Sul America SA	7,509	45
* International Meal Co. Holdings SA	5,600	44
Cia Energetica do Ceara Prior Pfd.	2,400	43
Marisa Lojas SA	4,500	42
* Usinas Siderurgicas de Minas Gerais SA	10,800	41
Light SA	5,273	41
* Rossi Residencial SA	34,952	41
Cia Siderurgica Nacional SA	13,700	39
* B2W Cia Digital	8,200	38
Santos Brasil Participacoes SA	3,200	36
* Contax Participacoes SA	4,000	30
* MMX Mineracao e Metalicos SA	40,100	29
* OGX Petroleo e Gas Participacoes SA	81,600	24
* Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	1,573	23
* HRT Participacoes em Petroleo SA	28,000	21
Oi SA	10,254	20
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	12
Oi SA Prior Pfd.	3,202	6
* OSX Brasil SA	4,800	3
		43,658
Canada (3.7%)
Royal Bank of Canada	137,926	8,616
Toronto-Dominion Bank	87,160	7,345
Bank of Nova Scotia	114,713	6,479
Suncor Energy Inc.	147,520	4,662
Canadian National Railway Co.	36,028	3,601
^ Bank of Montreal	56,129	3,490
Enbridge Inc.	77,380	3,433
Canadian Natural Resources Ltd.	102,760	3,185
TransCanada Corp.	67,419	3,080
Manulife Financial Corp.	170,200	2,998
Canadian Imperial Bank of Commerce	37,888	2,875
* Valeant Pharmaceuticals International Inc.	29,000	2,691
^ Brookfield Asset Management Inc. Class A	66,240	2,451
Potash Corp. of Saskatchewan Inc.	82,380	2,390
Canadian Pacific Railway Ltd.	19,179	2,355
Goldcorp Inc.	74,886	2,112
Cenovus Energy Inc.	68,674	2,034
Sun Life Financial Inc.	56,892	1,842
Magna International Inc.	21,560	1,649
Barrick Gold Corp.	93,768	1,552
Agrium Inc.	17,651	1,498
Tim Hortons Inc.	25,117	1,454
Thomson Reuters Corp.	40,301	1,373
Rogers Communications Inc. Class B	34,100	1,363
* CGI Group Inc. Class A	38,206	1,321
^ Crescent Point Energy Corp.	33,200	1,259
Cameco Corp.	60,672	1,232
Encana Corp.	69,680	1,222
Teck Resources Ltd. Class B	49,610	1,162

	Canadian Utilities Ltd. Class A	30,692	1,143
*	Catamaran Corp.	20,702	1,090
	Talisman Energy Inc.	95,066	1,077
	National Bank of Canada	13,630	1,048
	Imperial Oil Ltd.	23,890	1,025
	Shoppers Drug Mart Corp.	17,060	1,015
	First Quantum Minerals Ltd.	58,929	947
	Silver Wheaton Corp.	39,700	913
	BCE Inc.	21,800	903
	Canadian Oil Sands Ltd.	46,500	903
	Power Corp. of Canada	29,290	842
^	Pembina Pipeline Corp.	25,600	802
	Shaw Communications Inc. Class B	32,220	801
	Fairfax Financial Holdings Ltd.	1,900	755
	Husky Energy Inc.	25,660	739
^	ARC Resources Ltd.	28,600	721
	Yamana Gold Inc.	67,300	703
	Great-West Lifeco Inc.	23,900	692
	Intact Financial Corp.	11,600	682
	Alimentation Couche Tard Inc. Class B	11,000	674
	Keyera Corp.	11,900	666
	Power Financial Corp.	21,160	664
*	Tourmaline Oil Corp.	17,100	659
	Fortis Inc.	20,000	629
	Metro Inc.	8,675	622
	Bombardier Inc. Class B	128,600	621
	Pacific Rubiales Energy Corp.	30,165	586
	Kinross Gold Corp.	110,949	577
	Penn West Petroleum Ltd.	48,700	576
	Franco-Nevada Corp.	13,300	566
	Saputo Inc.	12,100	560
	TELUS Corp.	18,400	559
	Agnico Eagle Mines Ltd.	19,659	559
	Canadian Tire Corp. Ltd. Class A	6,666	549
	SNC-Lavalin Group Inc.	13,100	545
	Eldorado Gold Corp.	68,705	542
^,* Blackberry Ltd.		59,472	522
	Progressive Waste Solutions Ltd.	21,100	506
*	New Gold Inc.	65,700	477
	IGM Financial Inc.	9,300	442
	Artis REIT	30,900	438
	Brookfield Office Properties Inc.	25,800	437
*	MEG Energy Corp.	14,200	434
	Dollarama Inc.	5,900	426
^	Precision Drilling Corp.	40,900	417
	Gildan Activewear Inc.	9,000	402
	Allied Properties REIT	12,700	388
	Baytex Energy Corp.	9,300	378
	Methanex Corp.	7,700	368
	Open Text Corp.	5,200	368
	AltaGas Ltd.	10,300	361
	Industrial Alliance Insurance & Financial Services Inc.	8,900	358
	George Weston Ltd.	4,200	356
	Loblaw Cos. Ltd.	7,400	353
	Vermilion Energy Inc.	6,400	343
	Cominar REIT	16,700	328
	Peyto Exploration & Development Corp.	11,400	328

	Atco Ltd.	7,200	326
	CI Financial Corp.	10,700	323
	RioCan REIT	13,100	310
	Jean Coutu Group PJC Inc. Class A	16,700	306
	Emera Inc.	9,600	305
	Morguard REIT	19,500	305
	Empire Co. Ltd.	3,700	291
	Onex Corp.	6,100	290
	H&R REIT	13,403	282
	Finning International Inc.	12,600	271
*	B2Gold Corp.	91,136	266
*	Detour Gold Corp.	26,200	260
	TransAlta Corp.	18,860	260
	Stantec Inc.	5,300	245
	Trican Well Service Ltd.	16,200	238
	Corus Entertainment Inc. Class B	9,700	235
^	Pengrowth Energy Corp.	40,400	233
	CCL Industries Inc. Class B	3,300	224
	FirstService Corp.	5,800	216
	Russel Metals Inc.	8,600	214
	IAMGOLD Corp.	41,200	213
	Quebecor Inc. Class B	4,600	211
	Aimia Inc.	13,800	209
*	Athabasca Oil Corp.	29,600	208
^,* Westport Innovations Inc.		6,300	207
	RONA Inc.	18,500	206
^	Bank of Montreal	3,309	206
	CAE Inc.	17,900	204
*	Pretium Resources Inc.	24,100	203
	TransForce Inc.	9,800	203
*	Turquoise Hill Resources Ltd.	50,185	201
*	Canfor Corp.	9,400	198
	Gibson Energy Inc.	8,500	196
*	Tahoe Resources Inc.	12,800	194
	Linamar Corp.	6,200	193
	West Fraser Timber Co. Ltd.	2,100	191
^	Veresen Inc.	15,600	183
*	China Gold International Resources Corp. Ltd.	69,500	181
	Bombardier Inc. Class A	37,100	180
^	Enerplus Corp.	10,800	175
	MacDonald Dettwiler & Associates Ltd.	2,300	172
	Maple Leaf Foods Inc.	12,300	172
*	ATS Automation Tooling Systems Inc.	15,000	167
	Dundee REIT Class A	5,500	165
	Mullen Group Ltd.	6,600	164
	Bonavista Energy Corp.	12,700	159
*	Dundee Corp. Class A	7,200	154
*	Celestica Inc.	14,500	154
	ShawCor Ltd.	3,400	153
	Toromont Industries Ltd.	6,700	152
	Ensign Energy Services Inc.	8,700	151
^	Lightstream Resources Ltd.	18,335	150
	Cineplex Inc.	4,100	148
	First Capital Realty Inc.	8,900	148
*	Osisko Mining Corp.	34,800	145
	Genworth MI Canada Inc.	5,200	145
	Laurentian Bank of Canada	3,200	140

*	NuVista Energy Ltd.	21,000	139
	Cogeco Cable Inc.	2,800	135
	Home Capital Group Inc. Class B	2,200	134
	Canadian REIT	3,300	132
	Sherritt International Corp.	34,400	132
	Constellation Software Inc.	900	131
	Pan American Silver Corp.	10,224	130
	AGF Management Ltd. Class B	11,100	130
	Boardwalk REIT	2,300	129
	Westshore Terminals Investment Corp.	4,500	125
*	Great Canadian Gaming Corp.	13,100	124
*	Lundin Mining Corp.	30,700	121
	CML HealthCare Inc.	11,600	120
*	First Majestic Silver Corp.	9,200	120
	Capital Power Corp.	5,900	120
	Canadian Western Bank	4,200	118
	Chartwell Retirement Residences	12,400	118
	Secure Energy Services Inc.	8,600	118
	TMX Group Ltd.	2,664	117
	Canexus Corp.	14,100	117
	Bonterra Energy Corp.	2,400	115
	Northland Power Inc.	6,900	113
	Manitoba Telecom Services Inc.	3,400	113
	HudBay Minerals Inc.	16,500	111
	Trilogy Energy Corp.	3,800	108
^	Ritchie Bros Auctioneers Inc.	5,500	106
	Calloway REIT	4,300	106
	Bell Aliant Inc.	3,900	106
	Calfrac Well Services Ltd.	3,100	103
	Alamos Gold Inc.	6,900	102
	Whitecap Resources Inc.	9,400	101
^,* Thompson Creek Metals Co. Inc.		32,700	98
	Enerflex Ltd.	6,900	98
	Trinidad Drilling Ltd.	10,700	98
	Stella-Jones Inc.	1,000	97
	Superior Plus Corp.	8,100	96
	Genivar Inc.	3,900	93
*	Uranium One Inc.	35,900	93
^,* Kirkland Lake Gold Inc.		26,900	91
*	Imax Corp.	3,600	91
	Davis & Henderson Corp.	3,700	90
*	Paramount Resources Ltd. Class A	2,600	88
	Innergex Renewable Energy Inc.	10,400	88
*	Coastal Energy Co.	6,300	87
	Pason Systems Inc.	4,600	87
	Algonquin Power & Utilities Corp.	12,700	86
*	Dream Unlimited Corp.	7,200	86
	Reitmans Canada Ltd. Class A	8,700	86
	Canadian Apartment Properties REIT	4,100	85
*	Argonaut Gold Inc.	12,000	80
	Parkland Fuel Corp.	4,700	79
*	Imperial Metals Corp.	7,400	73
	Norbord Inc.	2,300	73
*	Dominion Diamond Corp.	4,700	66
*	Legacy Oil & Gas Inc.	10,800	65
*	Torex Gold Resources Inc.	50,200	65
	AuRico Gold Inc.	13,500	62

* Crew Energy Inc.	10,700	55
* Dundee Precious Metals Inc.	11,000	55
* Continental Gold Ltd.	13,000	52
* Silver Standard Resources Inc.	6,500	50
* Capstone Mining Corp.	26,300	50
^ Atlantic Power Corp.	11,600	50
* Birchcliff Energy Ltd.	6,600	49
Nevsun Resources Ltd.	14,300	48
* OceanaGold Corp.	29,200	46
Canaccord Financial Inc.	7,400	46
* Bankers Petroleum Ltd.	15,900	46
* Golden Star Resources Ltd.	90,600	45
* Advantage Oil & Gas Ltd.	12,300	44
Major Drilling Group International Inc.	6,000	41
* Seabridge Gold Inc.	3,600	40
* Endeavour Mining Corp.	57,300	38
Centerra Gold Inc.	8,500	38
^ Just Energy Group Inc.	4,800	34
Silvercorp Metals Inc.	10,900	34
Petrominerales Ltd.	6,200	34
Alacer Gold Corp.	14,100	33
* BlackPearl Resources Inc.	20,000	31
SEMAFO Inc.	16,000	28
* Niko Resources Ltd.	4,000	28
* NovaGold Resources Inc.	9,000	26
* Rubicon Minerals Corp.	19,300	26
North West Co. Inc.	1,100	26
* Kelt Exploration Ltd.	3,000	24
* Gabriel Resources Ltd.	12,200	19
First National Financial Corp.	300	5
		135,146
Chile (0.2%)
Empresa Nacional de Electricidad SA ADR	12,372	491
Empresas COPEC SA	37,451	486
Banco de Chile	3,222,106	460
Cencosud SA	100,300	456
SACI Falabella	42,637	436
Enersis SA	1,327,263	400
Empresas CMPC SA	125,378	366
Latam Airlines Group SA	22,916	309
Empresa Nacional de Electricidad SA	167,940	221
Banco Santander Chile	3,784,612	212
Corpbanca SA	20,346,293	202
Vina Concha y Toro SA	102,740	186
Banco de Credito e Inversiones	3,124	170
Colbun SA	659,252	170
Enersis SA ADR	10,846	165
Cia Cervecerias Unidas SA	11,960	162
Sociedad Quimica y Minera de Chile SA ADR	5,411	157
Sonda SA	59,815	156
ENTEL Chile SA	8,632	143
Banco Santander Chile ADR	5,982	135
Aguas Andinas SA Class A	186,573	131
Parque Arauco SA	51,189	109
Besalco SA	88,861	108
CAP SA	5,685	102
Sociedad Matriz Banco de Chile Class B	276,858	96

	Embotelladora Andina SA Prior Pfd.	18,360	96
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	3,115	90
	Ripley Corp. SA	116,780	88
	AES Gener SA	134,372	88
	Administradora de Fondos de Pensiones Provida SA	14,890	87
	Inversiones Aguas Metropolitanas SA	36,076	68
	Norte Grande SA	9,939,426	61
	Latam Airlines Group SA	4,562	61
	Sociedad Matriz SAAM SA	651,845	57
	Salfacorp SA	57,321	56
	E.CL SA	25,930	40
*	Cia Sud Americana de Vapores SA	583,637	31
			6,852
China (1.8%)
	China Mobile Ltd.	510,361	5,429
	China Construction Bank Corp.	6,899,060	5,144
	Industrial & Commercial Bank of China Ltd.	6,984,245	4,587
	Tencent Holdings Ltd.	100,700	4,558
	Bank of China Ltd.	7,113,800	2,979
	CNOOC Ltd.	1,624,548	2,936
	PetroChina Co. Ltd.	2,176,000	2,542
	China Petroleum & Chemical Corp.	2,820,314	2,095
	China Life Insurance Co. Ltd.	780,000	1,871
	Ping An Insurance Group Co. of China Ltd.	203,995	1,319
	Hengan International Group Co. Ltd.	120,007	1,317
	China Overseas Land & Investment Ltd.	432,480	1,245
	China Shenhua Energy Co. Ltd.	418,500	1,208
	Belle International Holdings Ltd.	658,000	949
	China Unicom Hong Kong Ltd.	621,574	915
	Agricultural Bank of China Ltd.	2,106,500	852
	China Telecom Corp. Ltd.	1,688,034	838
	Tsingtao Brewery Co. Ltd.	98,823	755
	China Pacific Insurance Group Co. Ltd.	214,400	717
	Lenovo Group Ltd.	766,000	697
	China Merchants Bank Co. Ltd.	368,631	619
	Bank of Communications Co. Ltd.	797,058	518
^	China Minsheng Banking Corp. Ltd.	495,800	501
	PICC Property & Casualty Co. Ltd.	448,466	499
	China National Building Material Co. Ltd.	532,000	479
	Great Wall Motor Co. Ltd.	96,750	452
	China Resources Land Ltd.	160,000	439
	China Resources Power Holdings Co. Ltd.	187,400	437
	Kunlun Energy Co. Ltd.	280,000	412
	China CITIC Bank Corp. Ltd.	847,010	392
*	Hunan Nonferrous Metal Corp. Ltd.	1,212,000	380
^,2 People's Insurance Co. Group of China Ltd.		826,000	370
	China State Construction International Holdings Ltd.	218,000	347
	ENN Energy Holdings Ltd.	62,000	343
	China Gas Holdings Ltd.	294,000	332
	China International Marine Containers Group Co. Ltd.	200,900	326
	Dongfeng Motor Group Co. Ltd.	238,000	319
	Haier Electronics Group Co. Ltd.	176,000	317
	Beijing Capital International Airport Co. Ltd.	510,000	316
	China Resources Enterprise Ltd.	100,000	309
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	299
	Anhui Conch Cement Co. Ltd.	99,500	294
	China Merchants Holdings International Co. Ltd.	94,000	293

	Huaneng Power International Inc.	276,000	288
	China Oilfield Services Ltd.	128,000	288
	China Communications Construction Co. Ltd.	373,375	285
	Sino Biopharmaceutical	384,000	279
	Beijing Enterprises Holdings Ltd.	41,500	277
*	Brilliance China Automotive Holdings Ltd.	230,000	275
	Sinopharm Group Co. Ltd.	91,600	250
	Shimao Property Holdings Ltd.	117,000	246
*	Hangzhou Steam Turbine Co. Class B	192,557	238
*	Great Wall Technology Co. Ltd.	1,146,000	223
^,* Byd Co. Ltd.		56,500	221
	China Coal Energy Co. Ltd.	408,000	218
	COSCO Pacific Ltd.	152,000	213
	China Vanke Co. Ltd. Class B	116,700	211
	China Longyuan Power Group Corp.	201,000	211
	Guangzhou Automobile Group Co. Ltd.	209,857	204
	Yuexiu Property Co. Ltd.	799,200	202
	Greentown China Holdings Ltd.	97,879	194
*	Zhejiang Southeast Electric Power Co. Class B	245,800	191
	Jiangxi Copper Co. Ltd.	112,000	189
^,* Evergrande Real Estate Group Ltd.		469,000	186
	China Railway Construction Corp. Ltd.	182,626	186
	Guangzhou R&F Properties Co. Ltd.	117,400	182
	China Railway Group Ltd.	331,000	178
	China Everbright International Ltd.	195,000	178
	Haitong Securities Co. Ltd.	137,200	177
	Shenzhen Chiwan Petroleum Class B	108,200	172
	Digital China Holdings Ltd.	152,000	167
	Longfor Properties Co. Ltd.	105,000	160
	China Resources Gas Group Ltd.	64,000	160
	Guangdong Investment Ltd.	196,000	159
*	GCL-Poly Energy Holdings Ltd.	619,000	158
	Country Garden Holdings Co. Ltd.	273,817	155
	Geely Automobile Holdings Ltd.	370,000	154
	China Communications Services Corp. Ltd.	234,000	152
	Weichai Power Co. Ltd.	44,600	148
	Shandong Weigao Group Medical Polymer Co. Ltd.	156,000	147
	Beijing Enterprises Water Group Ltd.	346,000	140
	CITIC Securities Co. Ltd.	73,500	138
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	137
	China Everbright Ltd.	96,000	136
	Zhejiang Expressway Co. Ltd.	160,000	136
*,2 Sinopec Engineering Group Co. Ltd.		101,135	133
	Dah Chong Hong Holdings Ltd.	166,000	126
^	Zijin Mining Group Co. Ltd.	541,301	116
	Weiqiao Textile Co.	191,000	115
*	China COSCO Holdings Co. Ltd.	276,500	114
^	Yanzhou Coal Mining Co. Ltd.	166,000	114
*	China Shipping Development Co. Ltd.	256,000	111
	New China Life Insurance Co. Ltd.	40,100	108
	Sino-Ocean Land Holdings Ltd.	209,500	107
	AviChina Industry & Technology Co. Ltd.	200,000	107
	China Shanshui Cement Group Ltd.	267,000	106
	Shenzhen International Holdings Ltd.	800,000	103
	NetDragon Websoft Inc.	43,500	101
	Sihuan Pharmaceutical Holdings Group Ltd.	139,000	100
	Chongqing Changan Automobile Co. Ltd. Class B	87,200	99

^	CITIC Pacific Ltd.	91,000	99
	Kingsoft Corp. Ltd.	57,000	98
*	Shenzhen Nanshan Power Co. Ltd. Class B	290,400	97
	Franshion Properties China Ltd.	294,000	94
*	Hanergy Solar Group Ltd.	1,140,000	94
	Shenzhou International Group Holdings Ltd.	32,991	93
	Haitian International Holdings Ltd.	54,000	91
^	China Foods Ltd.	230,000	90
	Shanghai Pharmaceuticals Holding Co. Ltd.	43,400	90
	CIMC Enric Holdings Ltd.	70,000	89
	Tong Ren Tang Technologies Co. Ltd.	25,000	87
	SOHO China Ltd.	106,000	87
	Kingboard Chemical Holdings Ltd.	39,000	86
	Datang International Power Generation Co. Ltd.	188,000	85
	Travelsky Technology Ltd.	106,000	83
	China Agri-Industries Holdings Ltd.	176,800	82
	Sinopec Kantons Holdings Ltd.	90,000	82
	China BlueChemical Ltd.	176,000	81
	Shanghai Industrial Holdings Ltd.	26,000	81
	Fosun International Ltd.	106,500	81
	Air China Ltd.	116,000	78
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	58,237	77
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	77
^,* Aluminum Corp. of China Ltd.		243,331	75
^	China Power International Development Ltd.	178,000	75
	Wumart Stores Inc.	40,000	75
	Poly Property Group Co. Ltd.	136,000	74
	Agile Property Holdings Ltd.	68,000	71
	Sunac China Holdings Ltd.	98,000	71
	Huadian Power International Corp. Ltd.	152,000	70
	CSG Holding Co. Ltd. Class B	90,105	70
*	Renhe Commercial Holdings Co. Ltd.	1,164,000	69
*	Hopson Development Holdings Ltd.	58,000	68
	China Medical System Holdings Ltd.	74,000	67
	Jiangsu Expressway Co. Ltd.	64,000	66
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	65
	CSR Corp. Ltd.	98,000	65
	BBMG Corp.	103,500	65
	Skyworth Digital Holdings Ltd.	124,000	63
*	GOME Electrical Appliances Holding Ltd.	620,720	62
	KWG Property Holding Ltd.	108,500	62
	Guangshen Railway Co. Ltd.	140,000	62
	China Overseas Grand Oceans Group Ltd.	52,000	62
*	Sinopec Shanghai Petrochemical Co. Ltd.	200,000	62
*,2 China Galaxy Securities Co. Ltd.		103,000	60
	Lijun International Pharmaceutical Holding Ltd.	180,000	60
	Chongqing Rural Commercial Bank	146,000	60
	Anta Sports Products Ltd.	52,000	59
	China Oil & Gas Group Ltd.	320,000	58
	Nine Dragons Paper Holdings Ltd.	91,000	57
*	Li Ning Co. Ltd.	93,000	57
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	57
	China Resources Cement Holdings Ltd.	106,000	57
	Lee & Man Paper Manufacturing Ltd.	88,000	57
	Intime Retail Group Co. Ltd.	54,000	56
	Daphne International Holdings Ltd.	78,000	56
*	China Taiping Insurance Holdings Co. Ltd.	38,800	54

* Guangzhou Pharmaceutical Co. Ltd.	14,000	54
Shenzhen Investment Ltd.	140,000	52
China Wireless Technologies Ltd.	160,000	51
Shanghai Electric Group Co. Ltd.	152,000	51
* ZTE Corp.	29,212	51
Far East Horizon Ltd.	77,000	50
Bosideng International Holdings Ltd.	242,000	50
* Kingdee International Software Group Co. Ltd.	232,000	49
* China Shipping Container Lines Co. Ltd.	199,000	48
* China Yurun Food Group Ltd.	68,000	48
Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	46
Golden Eagle Retail Group Ltd.	30,000	44
Vinda International Holdings Ltd.	37,000	37
China Lesso Group Holdings Ltd.	66,000	34
China Southern Airlines Co. Ltd.	88,000	32
Biostime International Holdings Ltd.	6,500	31
Zhaojin Mining Industry Co. Ltd.	45,500	31
Anhui Gujing Distillery Co. Ltd. Class B	13,200	28
Dongyue Group	71,000	27
Zhongsheng Group Holdings Ltd.	17,000	18
* China ZhengTong Auto Services Holdings Ltd.	31,000	15
* Chaoda Modern Agriculture Holdings Ltd.	132,000	11
		66,842
Colombia (0.1%)
Ecopetrol SA	410,773	940
Grupo de Inversiones Suramericana SA	31,591	623
Bancolombia SA ADR	10,200	586
Almacenes Exito SA	19,936	328
Bancolombia SA Prior Pfd.	14,574	209
Banco Davivienda SA Prior Pfd.	14,061	171
Interconexion Electrica SA ESP	36,758	156
* Isagen SA ESP	104,160	150
* Cemex Latam Holdings SA	16,262	131
Grupo Argos SA Prior Pfd.	11,235	122
Corp Financiera Colombiana SA	4,548	89
Cementos Argos SA	16,029	73
Grupo de Inversiones Suramericana SA Prior Pfd.	3,566	71
		3,649
Czech Republic (0.0%)
Komercni Banka AS	2,188	425
CEZ AS	15,521	369
Telefonica Czech Republic AS	3,549	53
		847
Denmark (0.4%)
Novo Nordisk A/S Class B	37,939	6,437
* Danske Bank A/S	81,477	1,500
Coloplast A/S Class B	22,873	1,336
AP Moeller - Maersk A/S Class B	113	886
Carlsberg A/S Class B	8,921	884
Novozymes A/S	21,593	740
TDC A/S	64,428	564
* Auriga Industries Class B	14,440	414
AP Moeller - Maersk A/S Class A	54	399
DSV A/S	15,016	393
* Vestas Wind Systems A/S	19,122	384
GN Store Nord A/S	18,498	382

*	Topdanmark A/S	9,790	275
*	Sydbank A/S	11,263	252
	Pandora A/S	5,674	226
*	Jyske Bank A/S	5,146	225
	Chr Hansen Holding A/S	6,217	206
	Tryg A/S	2,042	185
	FLSmidth & Co. A/S	3,662	174
*	William Demant Holding A/S	1,178	104
	SimCorp A/S	2,770	89
*	Genmab A/S	2,944	85
	H Lundbeck A/S	2,918	59
			16,199
Egypt (0.0%)
	Commercial International Bank Egypt SAE	51,330	257
*	Orascom Telecom Holding SAE GDR	58,751	173
	Sidi Kerir Petrochemicals Co.	79,618	172
	Telecom Egypt Co.	55,015	106
	Alexandria Mineral Oils Co.	7,392	73
*	Talaat Moustafa Group	84,619	57
	Egyptian Kuwaiti Holding Co. SAE	50,301	37
	Orascom Telecom Media And Technology Holding SAE GDR	30,107	10
			885
Finland (0.3%)
	Sampo	41,110	1,800
^,* Nokia Oyj		340,592	1,346
	Kone Oyj Class B	16,218	1,208
	Nokian Renkaat Oyj	21,558	957
	Wartsila OYJ Abp	20,567	932
	UPM-Kymmene Oyj	80,010	891
	Metso Oyj	21,899	772
	Fortum Oyj	38,787	767
^	Outotec Oyj	42,077	511
	Orion Oyj Class B	12,656	310
	Stora Enso Oyj	41,606	309
	Cargotec Oyj Class B	7,766	276
	Pohjola Bank plc Class A	14,770	256
	Sponda Oyj	44,471	229
	Elisa Oyj	10,310	222
	Huhtamaki Oyj	11,387	217
	Amer Sports Oyj	10,003	199
	Konecranes Oyj	5,372	157
	Tieto Oyj	8,018	153
	YIT Oyj	8,516	116
	Kesko Oyj Class B	3,410	107
	Neste Oil Oyj	6,334	92
^,* Outokumpu Oyj		123,288	76
*	Caverion Corp.	8,516	47
			11,950
France (3.2%)
	Sanofi	108,259	11,333
	Total SA	193,662	10,320
	BNP Paribas SA	93,687	6,074
	LVMH Moet Hennessy Louis Vuitton SA	25,231	4,593
	Danone SA	55,116	4,365
	L'Oreal SA	23,907	4,008
	AXA SA	178,824	3,942

	Air Liquide SA	28,617	3,799
	Schneider Electric SA	47,325	3,770
	European Aeronautic Defence and Space Co. NV	51,423	3,079
	Societe Generale SA	67,699	2,724
	GDF Suez	124,333	2,608
	Vivendi SA	121,385	2,596
	Vinci SA	44,412	2,402
	Pernod-Ricard SA	18,191	2,171
	Unibail-Rodamco SE	8,488	2,062
	Carrefour SA	62,731	1,922
	Cie de St-Gobain	41,333	1,920
	Essilor International SA	17,078	1,911
	Cie Generale des Etablissements Michelin	16,761	1,681
	Kering	7,252	1,663
	Orange SA	157,090	1,549
	Lafarge SA	21,755	1,392
	Technip SA	11,567	1,276
	Renault SA	15,920	1,254
	Safran SA	20,769	1,220
	Alstom SA	30,977	1,048
	Legrand SA	20,215	1,047
	Publicis Groupe SA	12,951	1,045
*	Credit Agricole SA	104,697	999
	Societe BIC SA	7,655	850
	Christian Dior SA	4,786	848
^,* Alcatel-Lucent		334,619	845
	Vallourec SA	14,129	835
	Arkema SA	8,088	811
	Casino Guichard Perrachon SA	7,808	804
	Sodexo	8,490	775
	Cap Gemini SA	13,829	756
	SES SA	25,265	744
	Dassault Systemes SA	5,507	724
	Gemalto NV	6,883	721
	SCOR SE	22,043	702
	Bouygues SA	23,742	695
	Electricite de France SA	23,072	676
	Hermes International	1,922	653
	Bureau Veritas SA	21,820	648
	Edenred	17,520	561
	Saft Groupe SA	21,421	529
	Zodiac Aerospace	3,554	516
	Sartorius Stedim Biotech	3,400	514
	Valeo SA	6,381	505
	Accor SA	12,551	473
	Iliad SA	2,003	473
	STMicroelectronics NV	52,617	451
	Societe de la Tour Eiffel	6,665	436
	Veolia Environnement SA	31,068	418
	Rexel SA	16,791	408
	Havas SA	49,634	375
	Thales SA	7,007	361
	Klepierre	8,243	358
	Natixis	68,690	351
	AtoS	4,658	350
	Eurofins Scientific	1,478	324
	Suez Environnement Co.	21,109	300

Aeroports de Paris	2,682	277
Teleperformance	5,376	261
Wendel SA	2,201	254
Lagardere SCA	7,785	247
Groupe Eurotunnel SA	31,384	246
* CGG	9,719	245
Metropole Television SA	12,110	239
Eurazeo	3,594	231
Eutelsat Communications SA	8,124	227
Eiffage SA	4,209	226
Orpea	4,455	210
Imerys SA	3,027	200
* Peugeot SA	15,267	195
Bollore SA	406	195
Nexans SA	3,624	193
Remy Cointreau SA	1,559	161
Neopost SA	2,222	160
Bourbon SA	5,800	157
Ingenico	2,099	157
Rubis SCA	2,205	141
CNP Assurances	8,083	137
* Faurecia	4,590	121
Societe Television Francaise 1	8,145	121
* Technicolor SA	23,885	120
* Societe Immobiliere de Location pour l'Industrie et le Commerce	1,206	120
Fonciere Des Regions	1,422	117
Gecina SA	920	113
* GameLoft SE	13,315	108
Etablissements Maurel et Prom	6,590	108
SEB SA	1,286	107
JCDecaux SA	3,224	103
ICADE	1,132	102
BioMerieux	917	94
Eramet	929	82
Euler Hermes SA	714	80
Medica SA	3,532	73
* UBISOFT Entertainment	3,353	51
Mercialys SA	2,574	50
Virbac SA	232	46
Groupe Steria SCA	3,037	43
IPSOS	1,137	40
Alten SA	936	35
Nexity SA	842	33
Altran Technologies SA	4,111	29
Vilmorin & Cie	202	24
Mersen	914	21
* Groupe Fnac	880	20
		115,883
Germany (3.0%)
Bayer AG	80,013	9,300
Siemens AG	78,801	8,655
BASF SE	88,304	7,826
Allianz SE	43,758	6,819
Daimler AG	96,193	6,673
SAP AG	85,634	6,275
Deutsche Bank AG	97,431	4,395
Volkswagen AG Prior Pfd.	14,829	3,518

	Deutsche Telekom AG	288,009	3,502
	Linde AG	17,253	3,324
	Muenchener Rueckversicherungs AG	16,535	3,283
	Bayerische Motoren Werke AG	30,640	2,999
	E.ON SE	171,500	2,912
	Deutsche Post AG	84,479	2,362
	Adidas AG	19,578	2,182
	Deutsche Boerse AG	28,547	2,022
	Porsche Automobil Holding SE Prior Pfd.	20,282	1,720
	Henkel AG & Co. KGaA Prior Pfd.	16,315	1,595
	Fresenius SE & Co. KGaA	12,556	1,581
	Continental AG	9,546	1,503
	HeidelbergCement AG	18,048	1,390
	RWE AG	44,814	1,350
	Fresenius Medical Care AG & Co. KGaA	19,854	1,254
*	ThyssenKrupp AG	46,549	1,011
	Merck KGaA	6,045	999
	Henkel AG & Co. KGaA	11,705	970
	Beiersdorf AG	10,469	968
	Kabel Deutschland Holding AG	7,766	874
	Infineon Technologies AG	97,518	865
	Brenntag AG	4,838	796
*	Commerzbank AG	90,226	768
	Volkswagen AG	2,773	630
	GEA Group AG	14,935	617
	Metro AG	15,642	540
*	QIAGEN NV	25,612	526
	K&S AG	19,290	477
	Lanxess AG	7,449	466
	Deutsche Wohnen AG	25,382	447
	Symrise AG	9,946	430
	MAN SE	3,710	423
*	Deutsche Lufthansa AG	19,305	387
	Hannover Rueckversicherung SE	5,085	378
	Deutsche Euroshop AG	8,453	356
^	ProSiebenSat.1 Media AG Prior Pfd.	8,363	342
	Fuchs Petrolub SE Prior Pfd.	4,378	327
	Hugo Boss AG	2,761	321
*	Sky Deutschland AG	40,581	318
*	Osram Licht AG	7,877	307
	Bilfinger SE	3,164	301
	United Internet AG	9,107	297
	Aurubis AG	5,039	284
	MTU Aero Engines AG	3,038	276
	Wirecard AG	8,847	273
	Wincor Nixdorf AG	3,793	241
	Hochtief AG	3,010	229
	Fuchs Petrolub SE	3,411	224
	Fraport AG Frankfurt Airport Services Worldwide	3,307	214
	Freenet AG	8,860	211
	Stada Arzneimittel AG	4,389	206
	GSW Immobilien AG	4,861	197
^,* Suedzucker AG		5,865	192
	Gerry Weber International AG	4,199	188
	Celesio AG	7,771	176
	Telefonica Deutschland Holding AG	25,181	173
	Rhoen Klinikum AG	6,770	164

* TUI AG	12,874	162
Leoni AG	2,998	149
* Morphosys AG	2,183	149
Software AG	4,584	139
Axel Springer AG	2,547	133
LEG Immobilien AG	2,488	125
* Aareal Bank AG	4,315	119
* Aixtron SE	7,290	114
* Kloeckner & Co. SE	8,705	109
Gerresheimer AG	1,861	108
Krones AG	1,243	105
Norma Group SE	2,347	100
Gildemeister AG	4,055	94
TAG Immobilien AG	7,134	85
* Deutz AG	11,888	83
ElringKlinger AG	2,213	82
Talanx AG	2,592	82
^ SGL Carbon SE	2,453	80
Draegerwerk AG & Co. KGaA Prior Pfd.	596	80
Salzgitter AG	2,138	80
* GAGFAH SA	6,853	79
Duerr AG	1,160	78
Wacker Chemie AG	788	77
Jungheinrich AG Prior Pfd.	1,610	76
* Dialog Semiconductor plc	4,524	75
Puma SE	265	74
Alstria Office REIT-AG	6,316	74
KUKA AG	1,652	73
Pfeiffer Vacuum Technology AG	660	72
Fielmann AG	648	68
Rational AG	231	67
Vossloh AG	786	66
Bechtle AG	1,108	54
Hamburger Hafen und Logistik AG	2,013	48
KWS Saat AG	75	25
		108,013
Greece (0.0%)
OPAP SA	22,643	203
* Hellenic Telecommunications Organization SA ADR	45,296	199
* Mytilineos Holdings SA	28,609	165
Motor Oil Hellas Corinth Refineries SA	14,637	148
* Folli Follie SA	5,166	121
* Piraeus Bank SA	90,895	116
* Titan Cement Co. SA	6,193	113
JUMBO SA	8,998	96
* Viohalco Hellenic Copper and Aluminum Industry SA	14,060	82
Hellenic Petroleum SA	7,187	71
National Bank of Greece SA ADR	19,700	70
* Alpha Bank AE Warrants Exp. 12/10/17	67,947	65
* Alpha Bank AE	102,891	61
Public Power Corp. SA	5,210	54
* Bank of Cyprus plc	187,651	52
* Hellenic Telecommunications Organization SA	1,375	12
* National Bank of Greece SA	775	3
		1,631

Hong Kong (1.3%)
AIA Group Ltd.	1,142,158	5,406
Hutchison Whampoa Ltd.	248,000	2,797
Sun Hung Kai Properties Ltd.	165,735	2,209
Hong Kong Exchanges and Clearing Ltd.	126,100	1,959
Cheung Kong Holdings Ltd.	123,400	1,732
Jardine Matheson Holdings Ltd.	27,660	1,514
Hang Seng Bank Ltd.	92,846	1,420
Hong Kong & China Gas Co. Ltd.	539,038	1,381
Sands China Ltd.	253,600	1,371
Wharf Holdings Ltd.	141,600	1,217
CLP Holdings Ltd.	139,500	1,156
Power Assets Holdings Ltd.	128,500	1,154
Want Want China Holdings Ltd.	775,000	1,049
BOC Hong Kong Holdings Ltd.	330,500	1,037
Link REIT	208,000	1,016
* Galaxy Entertainment Group Ltd.	188,000	990
Hang Lung Group Ltd.	191,844	988
Hongkong Land Holdings Ltd.	137,000	925
Bank of East Asia Ltd.	213,672	801
Jardine Strategic Holdings Ltd.	21,500	740
Tingyi Cayman Islands Holding Corp.	290,000	717
Li & Fung Ltd.	538,000	711
Swire Pacific Ltd. Class A	57,352	676
Hang Lung Properties Ltd.	196,000	634
Henderson Land Development Co. Ltd.	92,400	575
China Mengniu Dairy Co. Ltd.	130,000	520
New World Development Co. Ltd.	342,000	499
MTR Corp. Ltd.	117,000	435
Prosperity REIT	1,270,000	393
SJM Holdings Ltd.	154,000	386
Prada SPA	39,400	367
Wheelock & Co. Ltd.	69,000	359
Sino Land Co. Ltd.	252,280	356
Swire Properties Ltd.	106,846	314
AAC Technologies Holdings Inc.	65,500	305
Samsonite International SA	109,496	300
Esprit Holdings Ltd.	175,346	285
Wynn Macau Ltd.	85,600	242
Cheung Kong Infrastructure Holdings Ltd.	35,000	242
Techtronic Industries Co.	98,000	239
Sun Art Retail Group Ltd.	168,579	234
ASM Pacific Technology Ltd.	20,000	217
MGM China Holdings Ltd.	71,600	206
Yue Yuen Industrial Holdings Ltd.	73,000	201
^ Giordano International Ltd.	198,000	196
Kerry Properties Ltd.	46,000	189
Melco International Development Ltd.	90,000	181
NWS Holdings Ltd.	117,500	180
First Pacific Co. Ltd.	151,200	171
^ Uni-President China Holdings Ltd.	184,000	168
Hysan Development Co. Ltd.	39,000	165
Shangri-La Asia Ltd.	101,519	160
Cathay Pacific Airways Ltd.	83,000	153
* Semiconductor Manufacturing International Corp.	2,074,000	153
VTech Holdings Ltd.	9,600	147
PCCW Ltd.	292,000	133

	Xinyi Glass Holdings Ltd.	136,000	124
	L'Occitane International SA	53,500	120
	Luk Fook Holdings International Ltd.	42,000	117
	Wing Hang Bank Ltd.	12,000	111
	Yuexiu REIT	207,000	108
	Minth Group Ltd.	60,000	107
^,* Sino Oil And Gas Holdings Ltd.		3,795,000	107
^	Shougang Fushan Resources Group Ltd.	312,000	102
	Television Broadcasts Ltd.	15,000	102
	Champion REIT	225,000	99
*	FIH Mobile Ltd.	183,000	99
	New World China Land Ltd.	236,000	98
	Cafe de Coral Holdings Ltd.	30,000	97
	Hopewell Holdings Ltd.	30,000	95
	CITIC Telecom International Holdings Ltd.	302,500	93
	Chow Tai Fook Jewellery Group Ltd.	72,000	92
	Great Eagle Holdings Ltd.	24,000	91
	Lifestyle International Holdings Ltd.	37,500	89
	Johnson Electric Holdings Ltd.	141,000	84
	Yingde Gases Group Co. Ltd.	86,000	78
	Orient Overseas International Ltd.	13,000	72
	Towngas China Co. Ltd.	71,000	69
	NagaCorp Ltd.	88,000	69
	Man Wah Holdings Ltd.	60,800	68
	Pacific Basin Shipping Ltd.	126,000	68
*	G-Resources Group Ltd.	1,914,000	68
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	64
	Shun Tak Holdings Ltd.	144,000	62
	Shui On Land Ltd.	206,000	62
	SA SA International Holdings Ltd.	60,000	60
	SmarTone Telecommunications Holdings Ltd.	37,000	59
	Vitasoy International Holdings Ltd.	48,000	59
^	Anton Oilfield Services Group	94,000	58
	Ju Teng International Holdings Ltd.	112,000	54
	Hong Kong Television Network Ltd.	164,000	52
	Texwinca Holdings Ltd.	52,000	51
	Parkson Retail Group Ltd.	117,500	47
	Huabao International Holdings Ltd.	106,000	46
	Honghua Group Ltd.	155,000	44
*	Lai Sun Development	1,446,000	42
*	Brightoil Petroleum Holdings Ltd.	236,000	41
	Value Partners Group Ltd.	72,000	40
	Midland Holdings Ltd.	96,000	39
	Emperor Watch & Jewellery Ltd.	360,000	27
*	Mongolia Energy Corp. Ltd.	816,000	25
*	Mongolian Mining Corp.	68,000	14
^,* China Rongsheng Heavy Industries Group Holdings Ltd.		127,000	13
			45,657
Hungary (0.0%)
	OTP Bank plc	37,409	753
	MOL Hungarian Oil & Gas plc	3,778	284
	Richter Gedeon Nyrt	7,630	117
			1,154
India (0.8%)
	Infosys Ltd.	33,783	1,659
	Reliance Industries Ltd.	112,258	1,608

Housing Development Finance Corp.	107,564	1,419
Tata Consultancy Services Ltd.	43,364	1,295
ITC Ltd.	210,005	1,181
Oil & Natural Gas Corp. Ltd.	192,707	921
Infosys Ltd. ADR	18,404	914
2 Reliance Industries Ltd. GDR	30,662	877
HDFC Bank Ltd. ADR	24,488	806
ICICI Bank Ltd.	52,911	791
HDFC Bank Ltd.	71,001	712
Hindustan Unilever Ltd.	67,102	677
Sun Pharmaceutical Industries Ltd.	70,312	653
Bharti Airtel Ltd.	104,872	595
Tata Motors Ltd.	92,860	444
Larsen & Toubro Ltd.	30,759	429
Wipro Ltd.	57,577	409
Mahindra & Mahindra Ltd.	25,417	381
Bajaj Auto Ltd.	11,495	366
NTPC Ltd.	164,596	354
Axis Bank Ltd.	19,876	338
United Spirits Ltd.	8,033	315
Dr Reddy's Laboratories Ltd.	7,297	273
HCL Technologies Ltd.	17,024	262
Cairn India Ltd.	50,775	247
Lupin Ltd.	17,157	246
Kotak Mahindra Bank Ltd.	22,009	236
Coal India Ltd.	49,536	229
Hero MotoCorp Ltd.	7,582	227
Apollo Hospitals Enterprise Ltd.	14,411	222
Yes Bank Ltd.	39,530	210
Asian Paints Ltd.	25,140	210
Titan Industries Ltd.	48,049	208
Federal Bank Ltd.	36,038	207
* Idea Cellular Ltd.	72,404	201
Cipla Ltd.	30,059	198
Power Grid Corp. of India Ltd.	115,225	192
State Bank of India GDR	3,235	182
IDFC Ltd.	93,959	169
Reliance Communications Ltd.	73,712	169
Zee Entertainment Enterprises Ltd.	41,375	168
Ultratech Cement Ltd.	5,215	158
LIC Housing Finance Ltd.	57,441	157
State Bank of India	5,553	156
IndusInd Bank Ltd.	23,818	152
Bharat Heavy Electricals Ltd.	58,102	151
Grasim Industries Ltd.	3,156	137
Nestle India Ltd.	1,572	137
Ambuja Cements Ltd.	49,131	135
Tata Power Co. Ltd.	92,773	134
Godrej Consumer Products Ltd.	10,193	133
Dabur India Ltd.	46,096	122
* Bharat Petroleum Corp. Ltd.	22,140	118
Petronet LNG Ltd.	61,098	116
NMDC Ltd.	69,974	113
GlaxoSmithKline Pharmaceuticals Ltd.	2,794	109
Jindal Steel & Power Ltd.	32,761	108
Hindalco Industries Ltd.	72,576	107
JSW Steel Ltd.	11,095	103

Adani Ports and Special Economic Zone Ltd.	50,136	103
Maruti Suzuki India Ltd.	4,727	103
Era Infra Engineering Ltd.	41,918	103
GAIL India Ltd.	19,685	98
* Oracle Financial Services Software Ltd.	1,951	95
ABB India Ltd.	11,390	94
* Tech Mahindra Ltd.	4,524	93
Glenmark Pharmaceuticals Ltd.	9,702	92
Rural Electrification Corp. Ltd.	34,799	91
Indian Oil Corp. Ltd.	25,909	87
Siemens Ltd.	10,185	86
Marico Ltd.	24,788	85
Shriram Transport Finance Co. Ltd.	8,168	85
Indiabulls Housing Finance Ltd.	22,872	79
Colgate-Palmolive India Ltd.	3,469	78
Punjab National Bank	8,346	78
Hindustan Petroleum Corp. Ltd.	21,982	77
Piramal Enterprises Ltd.	8,374	76
Castrol India Ltd.	14,722	76
GlaxoSmithKline Consumer Healthcare Ltd.	991	76
* Reliance Power Ltd.	62,911	76
Reliance Capital Ltd.	13,059	74
Mahindra & Mahindra Financial Services Ltd.	19,113	73
MindTree Ltd.	4,622	73
Motherson Sumi Systems Ltd.	21,131	71
ACC Ltd.	3,677	71
Shree Cement Ltd.	971	69
Bhushan Steel Ltd.	9,009	68
Canara Bank	15,022	68
Oil India Ltd.	7,928	67
United Breweries Ltd.	5,923	67
Cadila Healthcare Ltd.	5,490	66
Sun TV Network Ltd.	9,912	66
* Jubilant Foodworks Ltd.	3,560	66
Mphasis Ltd.	9,554	63
ING Vysya Bank Ltd.	7,431	63
Container Corp. Of India	3,735	61
Havells India Ltd.	6,062	61
Divi's Laboratories Ltd.	3,935	61
Jaiprakash Associates Ltd.	101,329	60
Tata Global Beverages Ltd.	22,864	60
Jammu & Kashmir Bank Ltd.	3,223	60
DLF Ltd.	23,878	59
Bajaj Holdings and Investment Ltd.	4,212	57
MAX India Ltd.	18,124	56
NHPC Ltd.	193,436	53
Cummins India Ltd.	7,352	52
Sterlite Industries India Ltd.	40,256	50
Bajaj Finserv Ltd.	5,037	49
Exide Industries Ltd.	23,787	48
Power Finance Corp. Ltd.	26,565	47
Union Bank of India	21,229	46
Steel Authority of India Ltd.	64,327	44
Sesa Goa Ltd.	20,167	42
Tata Steel Ltd.	11,558	41
Bank of India	13,460	41
Adani Enterprises Ltd.	13,726	39

Bank of Baroda	4,248	39
Tata Chemicals Ltd.	9,174	39
Reliance Infrastructure Ltd.	6,838	38
* Ranbaxy Laboratories Ltd.	6,690	32
* Adani Power Ltd.	53,808	31
* Wockhardt Ltd.	3,362	26
* Unitech Ltd.	94,525	26
		27,720
Indonesia (0.3%)
Bank Central Asia Tbk PT	1,477,728	1,494
Astra International Tbk PT	2,307,530	1,460
Telekomunikasi Indonesia Persero Tbk PT	946,088	1,094
Bank Mandiri Persero Tbk PT	1,011,916	876
Bank Rakyat Indonesia Persero Tbk PT	1,014,378	813
Perusahaan Gas Negara Persero Tbk PT	947,000	544
Semen Indonesia Persero Tbk PT	258,500	382
Lippo Karawaci Tbk PT	2,823,500	351
Unilever Indonesia Tbk PT	107,500	332
United Tractors Tbk PT	185,560	303
Bank Negara Indonesia Persero Tbk PT	693,130	288
Kalbe Farma Tbk PT	1,900,000	264
Charoen Pokphand Indonesia Tbk PT	588,000	246
Ramayana Lestari Sentosa Tbk PT	1,837,500	236
Indocement Tunggal Prakarsa Tbk PT	112,000	227
AKR Corporindo Tbk PT	486,500	204
Indofood Sukses Makmur Tbk PT	316,500	200
Gudang Garam Tbk PT	48,500	199
Bisi International PT	2,047,500	123
Intiland Development Tbk PT	3,020,000	117
* Media Nusantara Citra Tbk PT	342,500	103
Bank Danamon Indonesia Tbk PT	203,000	103
Gajah Tunggal Tbk PT	360,000	92
Indofood CBP Sukses Makmur Tbk PT	81,500	89
Ciputra Development Tbk PT	759,000	85
* Bumi Resources Tbk PT	1,618,500	80
Bhakti Investama Tbk PT	1,711,000	73
Summarecon Agung Tbk PT	751,000	73
Bumi Serpong Damai PT	472,500	72
* Global Mediacom Tbk PT	294,000	66
Jasa Marga Persero Tbk PT	122,500	64
XL Axiata Tbk PT	138,500	61
Alam Sutera Realty Tbk PT	815,000	55
Indosat Tbk PT	100,000	49
Adaro Energy Tbk PT	670,500	46
Tambang Batubara Bukit Asam Persero Tbk PT	46,500	45
Astra Agro Lestari Tbk PT	26,500	40
Indo Tambangraya Megah Tbk PT	16,500	39
* Berlian Laju Tanker Tbk PT	968,000	18
* Bakrie and Brothers Tbk PT	2,173,500	11
* Bakrie Telecom Tbk PT	1,602,000	8
Bakrie Sumatera Plantations Tbk PT	1,400,492	7
		11,032
Ireland (0.1%)
* Elan Corp. plc	75,954	1,162
DCC plc	17,714	719
Kerry Group plc Class A	11,184	687

Ryanair Holdings plc ADR	9,402	484
Glanbia plc	32,762	428
C&C Group plc	41,891	234
Ryanair Holdings plc	23,375	216
Kingspan Group plc	13,719	193
Smurfit Kappa Group plc	9,500	192
Paddy Power plc	1,847	149
Grafton Group plc	14,124	115
		4,579
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	80,393	3,195
Strauss Group Ltd.	29,417	507
Bank Hapoalim BM	94,828	453
* Bank Leumi Le-Israel BM	123,862	415
Israel Chemicals Ltd.	45,990	367
Bezeq The Israeli Telecommunication Corp. Ltd.	162,632	263
NICE Systems Ltd.	5,296	205
* Mellanox Technologies Ltd.	4,539	205
* Israel Discount Bank Ltd. Class A	87,333	149
Elbit Systems Ltd.	2,941	130
Delek Group Ltd.	389	109
* Paz Oil Co. Ltd.	663	108
* Mizrahi Tefahot Bank Ltd.	10,101	108
* Israel Corp. Ltd.	219	103
Azrieli Group	3,265	102
Osem Investments Ltd.	4,261	95
Frutarom Industries Ltd.	5,312	90
* Cellcom Israel Ltd. (Registered)	8,090	90
Gazit-Globe Ltd.	6,596	90
Shikun & Binui Ltd.	35,075	83
* Delek Energy Systems Ltd.	157	83
Harel Insurance Investments & Financial Services Ltd.	1,479	82
Alony Hetz Properties & Investments Ltd.	11,949	79
Migdal Insurance & Financial Holding Ltd.	47,854	78
* EZchip Semiconductor Ltd.	2,092	66
Partner Communications Co. Ltd.	8,707	66
* Oil Refineries Ltd.	139,957	60
		7,381
Italy (0.8%)
Eni SPA	237,245	5,240
Assicurazioni Generali SPA	127,666	2,525
UniCredit SPA	427,243	2,334
Enel SPA	613,779	2,054
Intesa Sanpaolo SPA (Registered)	1,018,505	1,943
Fiat Industrial SPA	123,946	1,530
Telecom Italia SPA (Registered)	1,335,620	916
Snam SPA	188,274	890
Luxottica Group SPA	14,592	773
Terna Rete Elettrica Nazionale SPA	159,330	712
Saipem SPA	33,254	709
Tenaris SA	29,761	664
Atlantia SPA	32,744	623
* Fiat SPA	74,667	595
Prysmian SPA	27,878	567
Unione di Banche Italiane SCPA	77,555	331
Tenaris SA ADR	7,284	324

*	Mediaset SPA	67,848	296
	Italcementi SPA	39,842	296
	Exor SPA	8,697	287
	Recordati SPA	23,910	283
*	Yoox SPA	9,731	256
	Tod's SPA	1,503	245
	Telecom Italia SPA (Bearer)	455,169	240
	DiaSorin SPA	5,622	237
	Pirelli & C. SPA	17,913	235
	ERG SPA	23,997	234
	Enel Green Power SPA	102,952	229
	Mediobanca SPA	36,008	222
*	Autogrill SPA	13,384	204
	Mediolanum SPA	25,893	197
*	Sorin SPA	69,863	190
	Gtech SPA	6,361	177
	Azimut Holding SPA	7,249	163
*	Banco Popolare SC	120,080	153
	Societa Cattolica di Assicurazioni SCRL	6,519	147
*	Fondiaria-Sai SPA	70,438	146
	Salvatore Ferragamo SPA	4,085	140
^,* Banca Monte dei Paschi di Siena SPA		497,121	136
	A2A SPA	144,973	126
	Banca Generali SPA	4,957	125
	Davide Campari-Milano SPA	14,902	115
	Unipol Gruppo Finanziario SPA Prior Pfd.	34,070	115
*	Finmeccanica SPA	21,830	114
*	Banca Popolare dell'Emilia Romagna Scrl	18,643	112
	Buzzi Unicem SPA	6,809	101
^,* Banca Popolare di Milano Scarl		204,721	100
	MARR SPA	6,935	91
	Banca Popolare di Sondrio SCARL	16,522	87
*	Cam Finanziaria SPA	62,782	66
*	Banca Piccolo Credito Valtellinese Scarl	49,407	60
*	Saras SPA	40,518	50
	Parmalat SPA	10,253	33
*	RCS MediaGroup SPA	17,616	30
	De'Longhi SPA	1,628	26
^,* Banca Carige SPA		45,308	25
	Indesit Co. SPA	3,068	23
			28,842
Japan (8.1%)
	Toyota Motor Corp.	256,230	15,592
	Mitsubishi UFJ Financial Group Inc.	1,354,951	8,405
	Honda Motor Co. Ltd.	171,300	6,345
	Sumitomo Mitsui Financial Group Inc.	129,548	5,919
	Softbank Corp.	90,700	5,757
	Mizuho Financial Group Inc.	2,239,107	4,657
	Japan Tobacco Inc.	119,693	4,179
	KDDI Corp.	62,600	3,464
	Canon Inc.	111,300	3,433
	Mitsubishi Estate Co. Ltd.	134,000	3,397
	Takeda Pharmaceutical Co. Ltd.	75,000	3,345
	East Japan Railway Co.	38,600	3,105
	FANUC Corp.	20,400	3,089
	Hitachi Ltd.	450,000	3,015
	NTT DOCOMO Inc.	1,858	2,830

Nomura Holdings Inc.	362,300	2,752
Seven & I Holdings Co. Ltd.	73,000	2,750
Bridgestone Corp.	75,890	2,687
Mitsubishi Corp.	139,700	2,545
Shin-Etsu Chemical Co. Ltd.	40,448	2,520
Nissan Motor Co. Ltd.	237,501	2,480
Nippon Telegraph & Telephone Corp.	47,800	2,412
Mitsui Fudosan Co. Ltd.	79,000	2,381
Mitsui & Co. Ltd.	177,300	2,375
Astellas Pharma Inc.	43,500	2,326
Nippon Steel & Sumitomo Metal Corp.	800,745	2,323
Komatsu Ltd.	94,900	2,113
Central Japan Railway Co.	17,100	2,095
Tokio Marine Holdings Inc.	64,900	2,071
Denso Corp.	45,200	2,052
ITOCHU Corp.	170,800	2,028
Tokyo Gas Co. Ltd.	367,000	2,017
Sony Corp.	95,300	2,001
Kao Corp.	61,900	1,982
Mitsubishi Electric Corp.	195,000	1,891
Sumitomo Realty & Development Co. Ltd.	44,846	1,874
* Panasonic Corp.	206,255	1,830
Sumitomo Mitsui Trust Holdings Inc.	391,460	1,800
Murata Manufacturing Co. Ltd.	26,200	1,799
ORIX Corp.	120,260	1,785
Kubota Corp.	120,000	1,747
Nintendo Co. Ltd.	13,600	1,733
Fast Retailing Co. Ltd.	5,000	1,708
Toshiba Corp.	389,000	1,683
Mitsubishi Heavy Industries Ltd.	299,870	1,610
Kyocera Corp.	15,300	1,550
Fuji Heavy Industries Ltd.	59,000	1,453
Sumitomo Corp.	105,900	1,415
Daiwa Securities Group Inc.	166,000	1,408
Dai-ichi Life Insurance Co. Ltd.	1,030	1,402
Keyence Corp.	4,146	1,352
MS&AD Insurance Group Holdings	51,291	1,327
JFE Holdings Inc.	55,500	1,252
* Mazda Motor Corp.	294,000	1,225
JX Holdings Inc.	226,507	1,202
Isuzu Motors Ltd.	169,000	1,198
SMC Corp.	5,600	1,184
Kirin Holdings Co. Ltd.	80,000	1,183
Otsuka Holdings Co. Ltd.	34,600	1,117
Daiwa House Industry Co. Ltd.	59,000	1,084
Secom Co. Ltd.	19,400	1,068
* Olympus Corp.	34,900	1,067
Daito Trust Construction Co. Ltd.	11,600	1,060
Eisai Co. Ltd.	24,900	1,052
Asahi Group Holdings Ltd.	40,800	1,039
Daikin Industries Ltd.	24,979	1,038
Marubeni Corp.	148,628	1,032
Daiichi Sankyo Co. Ltd.	62,800	1,022
Resona Holdings Inc.	205,706	1,021
FUJIFILM Holdings Corp.	43,600	955
Suzuki Motor Corp.	39,881	954
Kintetsu Corp.	218,000	936

Toray Industries Inc.	147,000	936
Sumitomo Electric Industries Ltd.	68,000	918
Chubu Electric Power Co. Inc.	66,100	916
Yahoo Japan Corp.	1,722	915
NKSJ Holdings Inc.	36,275	910
* Kansai Electric Power Co. Inc.	73,900	903
Yaskawa Electric Corp.	75,263	897
Inpex Corp.	204	892
Nitto Denko Corp.	15,600	879
Kyoritsu Maintenance Co. Ltd.	22,307	857
Hoya Corp.	39,100	843
* Tokyo Electric Power Co. Inc.	135,800	829
Nidec Corp.	10,000	821
Terumo Corp.	16,200	819
Yamato Holdings Co. Ltd.	36,400	798
Ajinomoto Co. Inc.	57,000	795
Asahi Kasei Corp.	125,000	791
Tokyu Corp.	119,000	773
Aisin Seiki Co. Ltd.	19,500	772
Aeon Co. Ltd.	56,100	771
Oriental Land Co. Ltd.	4,700	765
West Japan Railway Co.	17,800	752
Unicharm Corp.	14,100	751
T&D Holdings Inc.	59,300	749
Osaka Gas Co. Ltd.	176,000	745
Fukuyama Transporting Co. Ltd.	119,000	725
Tokyo Electron Ltd.	15,500	705
JGC Corp.	20,000	705
Ricoh Co. Ltd.	62,000	696
Sumitomo Heavy Industries Ltd.	150,000	696
Hankyu Hanshin Holdings Inc.	120,000	686
Pronexus Inc.	108,000	683
Dentsu Inc.	21,349	680
Shimano Inc.	7,500	676
Sumitomo Metal Mining Co. Ltd.	51,000	665
Nikon Corp.	31,700	662
Sekisui House Ltd.	50,000	645
Toyota Industries Corp.	15,400	632
Fujitsu Ltd.	161,906	620
Omron Corp.	20,000	618
Shizuoka Bank Ltd.	57,000	616
Yakult Honsha Co. Ltd.	13,200	615
* Kyushu Electric Power Co. Inc.	43,800	609
LIXIL Group Corp.	25,900	607
Bank of Yokohama Ltd.	110,000	603
Japan Transcity Corp.	171,000	589
Makita Corp.	11,300	588
Mitsubishi Chemical Holdings Corp.	123,484	579
Asahi Organic Chemicals Industry Co. Ltd.	257,000	579
Shionogi & Co. Ltd.	28,400	576
Shiseido Co. Ltd.	36,800	565
Aeon Mall Co. Ltd.	22,180	552
Asahi Glass Co. Ltd.	85,000	550
Nippon Valqua Industries Ltd.	214,000	544
IHI Corp.	129,000	543
Ono Pharmaceutical Co. Ltd.	8,400	538
Toyota Tsusho Corp.	20,300	538

*	Tohoku Electric Power Co. Inc.	45,700	533
	Fujikura Kasei Co. Ltd.	113,400	533
	Dai Nippon Printing Co. Ltd.	58,000	516
	Kawasaki Heavy Industries Ltd.	141,000	515
	Nippon Parking Development Co. Ltd.	6,533	505
	Yamada Denki Co. Ltd.	12,466	504
	NEC Corp.	223,000	504
	Odakyu Electric Railway Co. Ltd.	53,000	503
	Toho Co. Ltd.	137,000	498
	Hakuto Co. Ltd.	53,900	495
	Lawson Inc.	6,300	494
	Sysmex Corp.	7,600	490
	Sumitomo Chemical Co. Ltd.	148,492	488
	Chiba Bank Ltd.	70,000	484
*	Mitsubishi Motors Corp.	36,000	474
	Taisei Lamick Co. Ltd.	18,900	470
	Tobu Railway Co. Ltd.	90,000	464
	Japan Pure Chemical Co. Ltd.	225	461
^	Kourakuen Corp.	36,700	449
	Yushiro Chemical Industry Co. Ltd.	45,900	439
	Kuraray Co. Ltd.	32,200	439
	Isetan Mitsukoshi Holdings Ltd.	31,800	439
^,* Mitsubishi Kakoki Kaisha Ltd.		246,000	433
	TDK Corp.	12,000	432
	NSK Ltd.	46,000	430
	NTT Data Corp.	120	430
	Electric Power Development Co. Ltd.	12,900	427
	Nippon Yusen KK	150,000	415
	Hisamitsu Pharmaceutical Co. Inc.	7,500	413
	Chugoku Electric Power Co. Inc.	27,900	410
	Mitsui OSK Lines Ltd.	106,397	409
	Sega Sammy Holdings Inc.	17,300	402
	Taisei Corp.	103,000	401
	Konica Minolta Inc.	48,000	393
	Keikyu Corp.	46,000	384
	Hino Motors Ltd.	25,000	383
	Chugai Pharmaceutical Co. Ltd.	19,300	383
	Taisho Pharmaceutical Holdings Co. Ltd.	5,600	381
	Sekisui Chemical Co. Ltd.	38,000	381
	Fukuoka Financial Group Inc.	84,000	378
	NGK Spark Plug Co. Ltd.	19,000	377
	Nippon Chemiphar Co. Ltd.	71,000	375
	Duskin Co. Ltd.	20,100	374
	Daihatsu Motor Co. Ltd.	17,000	374
	Tokyu Land Corp.	39,000	371
	Taiheiyo Cement Corp.	110,000	370
	KYORIN Holdings Inc.	16,800	366
	Nippon Express Co. Ltd.	77,000	363
*	Sharp Corp.	88,000	362
	Keio Corp.	51,000	359
	Mitsubishi Materials Corp.	101,340	356
	Obayashi Corp.	66,000	352
	Rohm Co. Ltd.	9,100	351
	J Front Retailing Co. Ltd.	44,000	350
	Shibusawa Warehouse Co. Ltd.	80,000	350
	JSR Corp.	19,300	348
	Hirose Electric Co. Ltd.	2,600	347

Toppan Printing Co. Ltd.	51,000	346
Shochiku Co. Ltd.	34,000	338
TOTO Ltd.	33,000	336
Hitachi Zosen Corp.	215,000	328
* Kobe Steel Ltd.	207,000	327
Oji Holdings Corp.	76,000	324
Joyo Bank Ltd.	58,000	312
FP Corp.	4,400	310
Hulic Co. Ltd.	25,700	308
Tokyo Tatemono Co. Ltd.	37,000	306
Yamaha Motor Co. Ltd.	22,800	305
Japan Airlines Co. Ltd.	5,700	302
Credit Saison Co. Ltd.	13,300	298
Shinsei Bank Ltd.	134,000	297
Mitsubishi Tanabe Pharma Corp.	21,800	294
NGK Insulators Ltd.	22,000	293
Aozora Bank Ltd.	92,901	287
Suruga Bank Ltd.	16,000	284
MEIJI Holdings Co. Ltd.	6,017	282
Trend Micro Inc.	8,400	279
Santen Pharmaceutical Co. Ltd.	6,400	279
Nomura Research Institute Ltd.	8,500	278
Yokohama Rubber Co. Ltd.	28,000	276
* Shikoku Electric Power Co. Inc.	15,300	274
Kansai Paint Co. Ltd.	21,000	272
Yokogawa Electric Corp.	20,800	269
Namco Bandai Holdings Inc.	16,500	267
Nitori Holdings Co. Ltd.	3,100	264
Nissin Foods Holdings Co. Ltd.	6,600	262
Marui Group Co. Ltd.	26,800	261
Iyo Bank Ltd.	27,000	258
Nippon Paint Co. Ltd.	20,000	254
Shimamura Co. Ltd.	2,200	252
Mitsubishi Gas Chemical Co. Inc.	34,000	251
Sumitomo Rubber Industries Ltd.	15,100	251
Toyo Suisan Kaisha Ltd.	8,000	250
Kakaku.com Inc.	7,184	249
Bank of Kyoto Ltd.	31,000	248
Hachijuni Bank Ltd.	42,000	246
Nippon Meat Packers Inc.	16,000	246
Kajima Corp.	70,000	246
FamilyMart Co. Ltd.	5,500	243
Nissan Chemical Industries Ltd.	17,500	242
Asics Corp.	14,400	242
Sony Financial Holdings Inc.	14,700	241
Kikkoman Corp.	14,000	241
Toyo Seikan Group Holdings Ltd.	14,400	238
Nomura Real Estate Holdings Inc.	10,200	237
Brother Industries Ltd.	21,300	236
Miraca Holdings Inc.	4,900	236
Takashimaya Co. Ltd.	24,000	236
* Hokkaido Electric Power Co. Inc.	18,000	235
Hokuriku Electric Power Co.	16,200	234
Stanley Electric Co. Ltd.	12,000	232
Keisei Electric Railway Co. Ltd.	24,000	231
Don Quijote Co. Ltd.	4,400	230
Toho Co. Ltd.	11,000	229

Shimizu Corp.	55,000	229
USS Co. Ltd.	1,900	227
Rinnai Corp.	3,100	227
Toho Gas Co. Ltd.	45,000	225
AEON Financial Service Co. Ltd.	7,700	224
Sanrio Co. Ltd.	4,592	224
THK Co. Ltd.	10,700	223
TonenGeneral Sekiyu KK	23,000	222
Ibiden Co. Ltd.	14,900	222
Air Water Inc.	15,000	220
Alfresa Holdings Corp.	4,400	218
JTEKT Corp.	17,400	218
MISUMI Group Inc.	8,000	217
Hokuhoku Financial Group Inc.	114,000	215
Gunma Bank Ltd.	38,000	215
Hamamatsu Photonics KK	6,100	212
Dowa Holdings Co. Ltd.	23,000	210
Kaneka Corp.	31,000	210
Kyowa Hakko Kirin Co. Ltd.	21,000	209
Nisshin Seifun Group Inc.	18,000	208
Amada Co. Ltd.	29,000	208
Sankyo Co. Ltd.	4,700	208
Daicel Corp.	24,000	207
ANA Holdings Inc.	100,000	206
Mitsubishi UFJ Lease & Finance Co. Ltd.	40,200	206
Shimadzu Corp.	26,000	205
Konami Corp.	9,200	204
Keihan Electric Railway Co. Ltd.	50,000	204
Casio Computer Co. Ltd.	22,700	202
SBI Holdings Inc.	19,240	201
Anritsu Corp.	16,000	201
Suzuken Co. Ltd.	6,400	200
Hiroshima Bank Ltd.	48,000	199
Sojitz Corp.	116,048	197
Hitachi Construction Machinery Co. Ltd.	10,000	197
Jafco Co. Ltd.	5,400	196
Izumi Co. Ltd.	6,500	196
Kurita Water Industries Ltd.	9,600	196
Seven Bank Ltd.	52,700	195
Yamaha Corp.	15,100	193
Nippon Kayaku Co. Ltd.	15,000	193
Fujikura Ltd.	53,000	193
Koito Manufacturing Co. Ltd.	10,000	193
Ryohin Keikaku Co. Ltd.	2,200	193
Hitachi Metals Ltd.	16,000	192
Ebara Corp.	35,000	192
Kamigumi Co. Ltd.	23,000	191
Fuji Electric Co. Ltd.	51,000	191
Yamaguchi Financial Group Inc.	20,000	190
Chiyoda Corp.	16,000	190
Nagase & Co. Ltd.	14,600	190
NHK Spring Co. Ltd.	16,200	188
Kewpie Corp.	12,200	188
Ship Healthcare Holdings Inc.	5,000	185
MediPal Holdings Corp.	14,800	184
Benesse Holdings Inc.	5,300	183
Nippon Electric Glass Co. Ltd.	34,000	183

	Chugoku Bank Ltd.	14,000	182
	Nagoya Railroad Co. Ltd.	65,000	182
	Daido Steel Co. Ltd.	31,000	179
	Seiko Epson Corp.	14,300	179
	Advantest Corp.	13,600	177
	Taiyo Nippon Sanso Corp.	25,000	176
	Mitsubishi Logistics Corp.	12,000	175
	Tosoh Corp.	49,000	173
	Zeon Corp.	16,000	173
	Ushio Inc.	14,100	173
^,* Tokyo Rope Manufacturing Co. Ltd.		126,000	172
	NOK Corp.	10,800	172
	Azbil Corp.	8,000	172
	Teijin Ltd.	79,000	171
	Obic Co. Ltd.	610	171
^	Dena Co. Ltd.	9,000	171
	M3 Inc.	62	171
	Mitsui Chemicals Inc.	73,000	169
	Sankyo Tateyama Inc.	8,200	169
	Idemitsu Kosan Co. Ltd.	2,000	167
	Shinko Plantech Co. Ltd.	21,200	166
	Nabtesco Corp.	7,900	165
	Toyobo Co. Ltd.	105,000	164
	Hitachi Chemical Co. Ltd.	9,700	163
	Taiyo Yuden Co. Ltd.	12,200	163
	Japan Steel Works Ltd.	29,000	163
	Sanyo Special Steel Co. Ltd.	34,000	162
	Maruichi Steel Tube Ltd.	6,700	161
	Citizen Holdings Co. Ltd.	28,200	161
	Dainippon Sumitomo Pharma Co. Ltd.	12,100	160
	Toyoda Gosei Co. Ltd.	6,500	160
	Showa Denko KK	118,000	159
	Denki Kagaku Kogyo KK	43,000	158
	Otsuka Corp.	1,400	158
	Ube Industries Ltd.	83,000	157
	Tsumura & Co.	5,500	157
	Sugi Holdings Co. Ltd.	4,000	155
	Nippon Shokubai Co. Ltd.	15,000	155
	House Foods Corp.	9,600	154
	DIC Corp.	59,000	154
	Yamazaki Baking Co. Ltd.	13,000	153
	Kagome Co. Ltd.	9,000	153
	Sotetsu Holdings Inc.	42,000	152
	Nishi-Nippon City Bank Ltd.	59,000	152
*	Aiful Corp.	16,150	151
	NTN Corp.	46,000	151
	Showa Shell Sekiyu KK	16,300	150
	Alps Electric Co. Ltd.	20,000	150
	77 Bank Ltd.	31,000	150
*	Kenedix Inc.	32,000	146
	Kobayashi Pharmaceutical Co. Ltd.	2,800	146
	Sawai Pharmaceutical Co. Ltd.	1,200	145
	Calbee Inc.	1,500	144
	Takara Holdings Inc.	17,000	144
	Nihon Kohden Corp.	3,400	143
	Shiga Bank Ltd.	25,000	142
	GS Yuasa Corp.	32,000	141

Lion Corp.	25,000	140
Furukawa Electric Co. Ltd.	58,000	140
Kawasaki Kisen Kaisha Ltd.	68,000	139
Rohto Pharmaceutical Co. Ltd.	10,000	138
Coca-Cola West Co. Ltd.	7,100	138
Disco Corp.	2,300	136
COMSYS Holdings Corp.	10,700	136
Juroku Bank Ltd.	37,000	136
Senshu Ikeda Holdings Inc.	26,900	136
Sumitomo Forestry Co. Ltd.	12,600	133
Nippon Paper Industries Co. Ltd.	9,100	132
Hokuto Corp.	7,400	132
Wacoal Holdings Corp.	13,000	132
Sohgo Security Services Co. Ltd.	7,300	130
Nishi-Nippon Railroad Co. Ltd.	34,000	129
Glory Ltd.	5,500	129
ST Corp.	12,600	129
Temp Holdings Co. Ltd.	5,000	128
Keiyo Bank Ltd.	24,000	126
Sapporo Holdings Ltd.	35,000	126
Nichirei Corp.	26,000	125
Sundrug Co. Ltd.	2,900	125
Mizuno Corp.	20,000	124
Pasona Group Inc.	185	124
Rock Field Co. Ltd.	6,500	123
H2O Retailing Corp.	14,000	123
Hikari Tsushin Inc.	2,000	123
Rengo Co. Ltd.	24,000	122
NET One Systems Co. Ltd.	15,600	121
Toho Holdings Co. Ltd.	7,000	121
Japan Petroleum Exploration Co.	2,800	120
MOS Food Services Inc.	6,200	119
Earth Chemical Co. Ltd.	3,300	118
Hitachi High-Technologies Corp.	5,400	118
United Arrows Ltd.	2,600	118
Onward Holdings Co. Ltd.	13,000	117
* Acom Co. Ltd.	3,830	117
Capcom Co. Ltd.	6,600	117
Ogaki Kyoritsu Bank Ltd.	40,000	117
Japan Airport Terminal Co. Ltd.	6,200	116
Park24 Co. Ltd.	6,200	114
Ezaki Glico Co. Ltd.	11,000	114
Musashino Bank Ltd.	3,200	114
Start Today Co. Ltd.	5,500	114
San-In Godo Bank Ltd.	15,000	113
Kisoji Co. Ltd.	6,000	112
Enplas Corp.	1,400	112
Higo Bank Ltd.	19,000	111
Panasonic Information Systems	4,600	111
Hyakugo Bank Ltd.	28,000	111
* Dainippon Screen Manufacturing Co. Ltd.	20,000	111
Mori Seiki Co. Ltd.	8,500	110
Century Tokyo Leasing Corp.	4,000	110
* Orient Corp.	40,025	109
NOF Corp.	18,000	109
Hokkoku Bank Ltd.	32,000	108
Daishi Bank Ltd.	32,000	108

Kose Corp.	3,800	108
Aoyama Trading Co. Ltd.	4,300	107
Resorttrust Inc.	3,500	106
Nexon Co. Ltd.	8,300	105
Kagoshima Bank Ltd.	16,000	105
Inaba Denki Sangyo Co. Ltd.	3,800	104
Hakuhodo DY Holdings Inc.	1,510	104
* Haseko Corp.	83,500	104
K's Holdings Corp.	3,042	104
Tokuyama Corp.	29,000	104
Royal Holdings Co. Ltd.	6,700	103
Tadano Ltd.	7,000	102
Nippo Corp.	6,000	102
TS Tech Co. Ltd.	3,100	102
Tokai Rika Co. Ltd.	4,700	101
SKY Perfect JSAT Holdings Inc.	191	100
^ Nipro Corp.	10,400	100
Nagatanien Co. Ltd.	11,000	100
Mitsui Engineering & Shipbuilding Co. Ltd.	56,000	99
NTT Urban Development Corp.	82	99
KYB Co. Ltd.	19,000	99
Hioki EE Corp.	7,000	99
Lintec Corp.	5,200	98
Kinden Corp.	10,000	97
Hoshizaki Electric Co. Ltd.	2,782	97
UNY Group Holdings Co. Ltd.	14,900	96
Zensho Holdings Co. Ltd.	7,900	94
Dunlop Sports Co. Ltd.	8,000	93
Matsumotokiyoshi Holdings Co. Ltd.	3,100	93
Nagaileben Co. Ltd.	5,600	93
Kaken Pharmaceutical Co. Ltd.	6,000	93
Relo Holdings Inc.	1,900	93
Jeol Ltd.	18,000	93
Nifco Inc.	3,401	92
Miura Co. Ltd.	3,400	92
Toyo Kanetsu KK	36,000	91
Nichiden Corp.	4,000	91
Hanwa Co. Ltd.	22,000	91
Seino Holdings Co. Ltd.	10,000	90
Calsonic Kansei Corp.	17,000	89
Tokai Tokyo Financial Holdings Inc.	12,000	89
Point Inc.	1,770	89
Nippon Television Holdings Inc.	4,900	89
OKUMA Corp.	12,000	88
GMO internet Inc.	7,800	88
Hitachi Capital Corp.	3,700	88
Tokyo Electron Device Ltd.	58	88
Horiba Ltd.	2,400	88
Yamato Kogyo Co. Ltd.	2,700	87
Yoshinoya Holdings Co. Ltd.	74	87
Takaoka Toko Holdings Co. Ltd.	4,800	87
Matsuya Foods Co. Ltd.	5,600	87
Toyo Tire & Rubber Co. Ltd.	15,000	86
Exedy Corp.	3,200	86
Elematec Corp.	6,800	86
Bank of Okinawa Ltd.	2,100	86
Sakata Seed Corp.	6,200	85

Aica Kogyo Co. Ltd.	4,400	85
Modec Inc.	2,900	85
Pigeon Corp.	1,800	85
Heiwa Corp.	4,900	84
Meitec Corp.	3,100	84
^ Gree Inc.	10,300	83
Nitto Kohki Co. Ltd.	4,500	83
Saizeriya Co. Ltd.	5,900	83
Mabuchi Motor Co. Ltd.	1,600	83
OSG Corp.	5,400	83
Sanwa Holdings Corp.	15,000	83
Toho Bank Ltd.	28,000	82
Maeda Road Construction Co. Ltd.	5,000	82
Okumura Corp.	21,000	81
Fuji Media Holdings Inc.	45	81
* Leopalace21 Corp.	17,100	81
* Oki Electric Industry Co. Ltd.	42,000	81
Kiyo Holdings Inc.	58,078	80
Nisshin Steel Holdings Co. Ltd.	9,200	80
Nihon Parkerizing Co. Ltd.	4,000	79
MonotaRO Co. Ltd.	3,400	79
* Pioneer Corp.	41,100	78
HIS Co. Ltd.	1,600	78
Sumitomo Osaka Cement Co. Ltd.	24,000	78
Okasan Securities Group Inc.	9,000	78
Ito En Ltd.	3,300	77
Takata Corp.	3,700	77
Kyowa Exeo Corp.	7,000	77
Square Enix Holdings Co. Ltd.	5,600	77
IBJ Leasing Co. Ltd.	2,600	77
Daibiru Corp.	7,300	77
Dwango Co. Ltd.	18	76
Toyo Ink SC Holdings Co. Ltd.	15,000	76
TSI Holdings Co. Ltd.	10,500	75
Toyota Boshoku Corp.	5,200	75
Nikkiso Co. Ltd.	6,000	75
* Nissha Printing Co. Ltd.	4,200	75
Maruha Nichiro Holdings Inc.	37,000	75
Toshiba TEC Corp.	13,000	75
Minebea Co. Ltd.	19,000	74
Oracle Corp. Japan	1,900	74
WATAMI Co. Ltd.	4,300	74
Tsuruha Holdings Inc.	800	74
Mochida Pharmaceutical Co. Ltd.	5,856	74
Aomori Bank Ltd.	28,000	73
Toagosei Co. Ltd.	17,000	73
Okamoto Industries Inc.	23,000	72
* Mitsumi Electric Co. Ltd.	9,900	71
Aeon Delight Co. Ltd.	3,900	71
Nichi-iko Pharmaceutical Co. Ltd.	3,300	71
Tokyo Ohka Kogyo Co. Ltd.	3,300	71
Colowide Co. Ltd.	7,000	70
Pola Orbis Holdings Inc.	2,000	70
Max Co. Ltd.	6,000	70
Shimachu Co. Ltd.	2,800	69
Sumco Corp.	7,800	69
Itoham Foods Inc.	16,000	69

Sumitomo Warehouse Co. Ltd.	12,000	69
Bank of the Ryukyus Ltd.	5,300	68
Tokyo Dome Corp.	11,000	68
Asatsu-DK Inc.	2,600	68
Maeda Corp.	13,000	68
Hyakujushi Bank Ltd.	22,000	68
Megmilk Snow Brand Co. Ltd.	4,700	68
Hitachi Transport System Ltd.	4,700	67
Matsui Securities Co. Ltd.	7,300	67
Fuyo General Lease Co. Ltd.	1,900	66
Topcon Corp.	6,000	66
Autobacs Seven Co. Ltd.	4,500	66
Nitto Boseki Co. Ltd.	19,000	66
Ryosan Co. Ltd.	3,900	66
Japan Wool Textile Co. Ltd.	9,000	65
Mitsui Mining & Smelting Co. Ltd.	29,000	65
Wacom Co. Ltd.	8,000	64
Noritz Corp.	3,800	64
Shinko Electric Industries Co. Ltd.	6,600	63
ABC-Mart Inc.	1,400	63
Daikyo Inc.	21,000	63
Toda Corp.	22,000	63
Pacific Metals Co. Ltd.	14,000	62
Nisshinbo Holdings Inc.	8,000	62
Nanto Bank Ltd.	16,000	61
Japan Drilling Co. Ltd.	900	61
Heiwa Real Estate Co. Ltd.	3,800	61
Tokai Carbon Co. Ltd.	21,000	60
Itochu Techno-Solutions Corp.	1,500	59
Sankyu Inc.	17,000	59
TOC Co. Ltd.	8,400	59
Iwatani Corp.	16,000	59
North Pacific Bank Ltd.	14,900	58
Kissei Pharmaceutical Co. Ltd.	2,948	57
Seiko Holdings Corp.	13,000	54
* Cosmo Oil Co. Ltd.	28,000	52
Kasumi Co. Ltd.	8,000	51
Maruetsu Inc.	16,000	50
Komeri Co. Ltd.	2,000	49
Awa Bank Ltd.	9,000	47
Fujicco Co. Ltd.	4,000	46
Kokuyo Co. Ltd.	6,300	46
* Nippon Sheet Glass Co. Ltd.	42,742	45
Cocokara fine Inc.	1,300	40
Arcs Co. Ltd.	2,100	39
Sumitomo Bakelite Co. Ltd.	10,000	38
Saibu Gas Co. Ltd.	16,000	38
Yokohama Reito Co. Ltd.	4,700	37
SCSK Corp.	1,800	37
* Sumitomo Mitsui Construction Co. Ltd.	42,400	35
Accordia Golf Co. Ltd.	31	34
Fuji Oil Co. Ltd.	2,000	33
ZERIA Pharmaceutical Co. Ltd.	2,000	31
OSAKA Titanium Technologies Co.	1,500	29
Aderans Co. Ltd.	2,000	29
Fuji Soft Inc.	1,500	28
IT Holdings Corp.	2,400	28

KEY Coffee Inc.	1,600	25
Valor Co. Ltd.	1,500	25
Morinaga & Co. Ltd.	12,000	25
Tokyo Steel Manufacturing Co. Ltd.	4,800	24
Itochu-Shokuhin Co. Ltd.	700	23
Hokkaido Gas Co. Ltd.	9,000	23
Ain Pharmaciez Inc.	500	22
Canon Marketing Japan Inc.	1,700	22
Cosmos Pharmaceutical Corp.	200	21
Okuwa Co. Ltd.	2,000	19
Future Architect Inc.	3,200	16
Zuken Inc.	1,600	14
Tsugami Corp.	2,000	10
Mr Max Corp.	1,800	6
Honeys Co. Ltd.	60	1
		292,630
Malaysia (0.5%)
Malayan Banking Bhd.	448,915	1,419
CIMB Group Holdings Bhd.	432,942	1,049
Axiata Group Bhd.	482,966	1,010
Sime Darby Bhd.	334,300	977
Public Bank Bhd. (Foreign)	144,811	770
Genting Bhd.	215,200	651
IOI Corp. Bhd.	373,540	630
DiGi.Com Bhd.	392,400	562
Petronas Chemicals Group Bhd.	248,489	507
Petronas Gas Bhd.	66,800	429
Maxis Bhd.	189,900	416
AMMB Holdings Bhd.	156,300	377
* Sapurakencana Petroleum Bhd.	304,995	363
Magnum Bhd.	296,900	353
Kuala Lumpur Kepong Bhd.	49,800	325
Genting Malaysia Bhd.	250,400	321
Tenaga Nasional Bhd.	116,550	320
UMW Holdings Bhd.	62,400	267
Dialog Group Bhd.	294,600	253
Gamuda Bhd.	170,500	250
* IHH Healthcare Bhd.	200,400	247
PPB Group Bhd.	53,000	243
Felda Global Ventures Holdings Bhd.	176,700	240
British American Tobacco Malaysia Bhd.	12,200	230
Petronas Dagangan Bhd.	27,100	224
YTL Corp. Bhd.	417,166	215
IJM Corp. Bhd.	119,760	214
Puncak Niaga Holding Bhd.	282,500	211
Hong Leong Bank Bhd.	49,600	211
Berjaya Corp. Bhd.	1,062,000	190
AirAsia Bhd.	182,000	177
Telekom Malaysia Bhd.	96,000	156
* Perdana Petroleum Bhd.	272,000	155
YTL Power International Bhd.	305,637	153
* Muhibbah Engineering M Bhd.	200,400	145
Bumi Armada Bhd.	112,200	137
Kulim Malaysia Bhd.	123,800	136
RHB Capital Bhd.	53,200	135
* KNM Group Bhd.	956,500	131
2 Astro Malaysia Holdings Bhd.	131,487	121

POS Malaysia Bhd.	74,800	113
Alliance Financial Group Bhd.	63,600	105
Carlsberg Brewery Malaysia Bhd.	19,800	90
KLCC Property Holdings Bhd.	43,800	89
Mah Sing Group Bhd.	111,360	84
Hong Leong Financial Group Bhd.	18,400	79
Affin Holdings Bhd.	59,400	77
OSK Holdings Bhd.	139,400	73
Lafarge Malaysia Bhd.	22,500	72
Top Glove Corp. Bhd.	39,400	72
SP Setia Bhd.	69,000	71
Berjaya Sports Toto Bhd.	53,871	69
Genting Plantations Bhd.	20,100	61
Malaysia Airports Holdings Bhd.	28,000	58
MMC Corp. Bhd.	68,800	57
UEM Sunrise Bhd.	68,800	57
Wah Seong Corp. Bhd.	88,194	52
Bursa Malaysia Bhd.	21,100	51
* Scomi Group Bhd.	411,000	49
WCT Holdings Bhd.	64,800	49
Media Prima Bhd.	56,300	47
IGB Corp. Bhd.	59,300	46
DRB-Hicom Bhd.	51,300	40
Unisem M Bhd.	143,400	40
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	33
Parkson Holdings Bhd.	29,000	32
Public Bank Bhd. (Local)	1,614	9
* Dialog Group Bhd. Warrants Exp. 2/12/17	24,550	5
* Mah Sing Group Bhd. Warrants Exp. 3/18/18	16,992	3
		16,603
Mexico (0.5%)
America Movil SAB de CV	3,080,394	3,241
Fomento Economico Mexicano SAB de CV	229,751	2,291
* Cemex SAB de CV	1,323,788	1,526
Wal-Mart de Mexico SAB de CV	546,900	1,497
Grupo Televisa SAB	259,200	1,402
Grupo Financiero Banorte SAB de CV	218,024	1,385
Grupo Mexico SAB de CV Class B	439,547	1,354
Alfa SAB de CV Class A	269,500	692
Coca-Cola Femsa SAB de CV	38,800	548
Grupo Bimbo SAB de CV Class A	158,700	537
Mexichem SAB de CV	100,884	472
Fibra Uno Administracion SA de CV	144,400	461
Industrias Penoles SAB de CV	14,475	455
Grupo Financiero Inbursa SAB de CV	194,000	455
Grupo Financiero Santander Mexico SAB de CV Class B	130,365	378
Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	270
Kimberly-Clark de Mexico SAB de CV Class A	81,700	269
Grupo Elektra SAB DE CV	5,740	208
Compartamos SAB de CV	113,500	205
Grupo Carso SAB de CV	31,700	158
* Genomma Lab Internacional SAB de CV Class B	65,200	153
* OHL Mexico SAB de CV	57,300	152
Controladora Comercial Mexicana SAB de CV	33,900	143
Bolsa Mexicana de Valores SAB de CV	50,000	134
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	128
Arca Continental SAB de CV	16,500	124

	Mexico Real Estate Management SA de CV	48,800	98
	Grupo Comercial Chedraui SA de CV	27,900	91
*	Gruma SAB de CV Class B	16,700	88
	Grupo Sanborns SA de CV	37,600	87
	Alsea SAB de CV	31,100	85
*	Minera Frisco SAB de CV	36,063	79
*	Industrias CH SAB de CV Class B	12,070	77
	Organizacion Soriana SAB de CV Class B	23,000	77
	TV Azteca SAB de CV	131,300	62
*	Empresas ICA SAB de CV	23,700	50
			19,432
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	18,751	99

Netherlands (1.0%)
	Unilever NV	152,367	6,113
*	ING Groep NV	374,518	3,823
	Koninklijke Philips NV	100,837	3,225
	ASML Holding NV	27,049	2,437
	Heineken NV	27,036	1,899
	Aegon NV	230,344	1,775
	Koninklijke Ahold NV	91,287	1,504
	ArcelorMittal	107,907	1,410
	Akzo Nobel NV	21,565	1,315
	Reed Elsevier NV	62,160	1,191
	Koninklijke DSM NV	16,388	1,152
*	DE Master Blenders 1753 NV	58,087	959
*	Koninklijke KPN NV	322,380	849
	Wolters Kluwer NV	28,450	687
	Ziggo NV	14,009	557
	Heineken Holding NV	8,259	518
	Fugro NV	7,388	451
	Randstad Holding NV	8,903	431
*	SBM Offshore NV	19,113	370
	Koninklijke Vopak NV	6,240	359
	Delta Lloyd NV	15,767	341
	Nutreco NV	6,860	322
	TKH Group NV	10,533	290
	Aalberts Industries NV	11,049	278
	ASML Holding NV	2,875	258
	Eurocommercial Properties NV	6,705	255
	TNT Express NV	31,385	247
	Koninklijke Boskalis Westminster NV	6,215	234
*	OCI NV	5,812	217
	Wereldhave NV	3,024	214
	Corio NV	4,560	199
	CSM	8,640	198
	ASM International NV	4,505	142
	Unit4 NV	2,554	86
*	PostNL NV	23,661	85
^,* Royal Imtech NV		34,110	83
	Vastned Retail NV	1,807	77
	Koninklijke BAM Groep NV	13,273	76
	Arcadis NV	2,800	73
			34,700

New Zealand (0.1%)
	Fletcher Building Ltd.	113,783	739
	Telecom Corp. of New Zealand Ltd.	170,690	307
	Auckland International Airport Ltd.	83,416	210
	SKYCITY Entertainment Group Ltd.	62,137	208
	Ryman Healthcare Ltd.	29,982	170
	Contact Energy Ltd.	39,469	169
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	168
	Sky Network Television Ltd.	37,933	162
	Trade Me Group Ltd.	39,618	151
	Infratil Ltd.	46,809	93
	Kiwi Income Property Trust	87,338	79
	Goodman Property Trust	88,153	72
	Precinct Properties New Zealand Ltd.	87,309	72
	Vector Ltd.	30,875	65
	Chorus Ltd.	19,522	42
			2,707
Norway (0.3%)
	Statoil ASA	100,169	2,174
	DNB ASA	115,513	1,922
	Seadrill Ltd.	32,164	1,375
	Telenor ASA	58,212	1,289
	Yara International ASA	19,181	861
	Subsea 7 SA	44,363	844
*	Storebrand ASA	91,358	525
	Orkla ASA	64,831	501
	Schibsted ASA	9,811	500
	Prosafe SE	29,784	299
	Cermaq ASA	14,105	260
	Norsk Hydro ASA	56,654	241
	Marine Harvest ASA	235,229	237
	TGS Nopec Geophysical Co. ASA	7,210	231
	Petroleum Geo-Services ASA	15,290	205
	Tomra Systems ASA	17,994	164
*	Algeta ASA	3,980	163
	Gjensidige Forsikring ASA	10,295	159
	Aker Solutions ASA	10,413	157
^,* Renewable Energy Corp. ASA		292,534	151
*	DNO International ASA	62,230	135
*	Nordic Semiconductor ASA	22,372	73
	Atea ASA	5,559	58
	BW Offshore Ltd.	25,396	33
			12,557
Other (0.0%)
*	Bank of Ireland	1,984,185	447
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	18
*	Puncak Niaga Holding Bhd. Warrants Exp. 7/20/18	28,250	14
*	Cathay Financial Holding Co. Ltd. Rights Exp. 9/2/2013	19,066	5
*	Irish Bank Resolution Corp. Ltd.	14,385	—
			484
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	36,005	515
	Credicorp Ltd.	2,423	288
	Credicorp Ltd.	1,859	221
	Volcan Cia Minera SAA Class B	106,846	45
			1,069

Philippines (0.2%)
SM Investments Corp.	29,242	640
Philippine Long Distance Telephone Co.	8,050	562
* Alliance Global Group Inc.	742,000	449
Vista Land & Lifescapes Inc.	2,296,300	304
Semirara Mining Corp. Class A	51,477	295
Ayala Land Inc.	381,600	264
Universal Robina Corp.	87,240	250
Metro Pacific Investments Corp.	1,962,000	244
Bank of the Philippine Islands	102,028	221
Filinvest Land Inc.	4,980,000	204
DMCI Holdings Inc.	163,800	201
First Gen Corp.	449,400	190
Energy Development Corp.	1,362,900	190
First Philippine Holdings Corp.	95,330	189
Manila Water Co. Inc.	241,500	181
SM Prime Holdings Inc.	441,750	178
BDO Unibank Inc.	89,020	166
Ayala Corp.	11,760	163
International Container Terminal Services Inc.	77,100	163
Aboitiz Equity Ventures Inc.	120,640	140
Metropolitan Bank & Trust	52,917	129
Aboitiz Power Corp.	127,720	103
San Miguel Corp.	50,020	99
GT Capital Holdings Inc.	4,887	92
Jollibee Foods Corp.	24,440	87
Globe Telecom Inc.	2,050	77
Megaworld Corp.	782,000	58
Philex Mining Corp.	157,700	39
* Philippine National Bank	19,280	36
		5,914
Poland (0.2%)
* Powszechna Kasa Oszczednosci Bank Polski SA	80,966	942
Powszechny Zaklad Ubezpieczen SA	5,680	806
^ KGHM Polska Miedz SA	18,879	654
Bank Pekao SA	12,228	628
Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	384
Polski Koncern Naftowy Orlen SA	27,828	378
PGE SA	56,891	269
Enea SA	62,191	263
Telekomunikacja Polska SA	65,655	155
Synthos SA	108,677	149
BRE Bank SA	1,058	142
Asseco Poland SA	9,655	138
* Kernel Holding SA	7,186	112
Eurocash SA	5,682	106
Tauron Polska Energia SA	71,228	98
* Cyfrowy Polsat SA	14,316	95
* Lubelski Wegiel Bogdanka SA	2,869	95
Jastrzebska Spolka Weglowa SA	4,357	91
Bank Handlowy w Warszawie SA	2,641	80
* Getin Noble Bank SA	108,217	69
* Grupa Lotos SA	6,488	67
* ING Bank Slaski SA	1,926	60
		5,781

Portugal (0.1%)
EDP - Energias de Portugal SA	187,924	668
^ Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	86,742	507
Galp Energia SGPS SA	29,980	479
Jeronimo Martins SGPS SA	22,729	449
^ Portugal Telecom SGPS SA	68,150	260
* Banco Espirito Santo SA	130,275	127
* Banco Comercial Portugues SA	895,820	112
EDP Renovaveis SA	16,165	83
		2,685
Russia (0.6%)
Lukoil OAO ADR	64,500	3,795
Gazprom OAO	597,033	2,322
Sberbank of Russia	790,124	2,274
Gazprom OAO ADR	231,252	1,787
Magnit OJSC GDR	23,156	1,332
Rosneft OAO GDR	120,442	851
Tatneft OAO ADR	22,480	826
Mobile Telesystems OJSC	87,131	723
Surgutneftegas OAO ADR	83,804	660
Uralkali OJSC	149,240	652
Sberbank of Russia ADR	54,110	621
NovaTek OAO	55,319	598
MMC Norilsk Nickel OJSC ADR	40,064	536
VTB Bank OJSC	302,839,863	426
Rostelecom OJSC	124,103	416
Sistema JSFC GDR	12,381	272
AK Transneft OAO Prior Pfd.	112	265
VTB Bank OJSC GDR	89,021	250
MegaFon OAO GDR	6,973	222
Surgutneftegas OAO	277,600	220
RusHydro JSC	9,510,242	164
Mosenergo OAO	3,795,895	130
Acron JSC	3,636	118
* Pharmstandard OJSC GDR	8,335	116
Novolipetsk Steel OJSC	79,599	115
TGK-1 OAO	459,858,574	87
LSR Group GDR	18,772	79
E.ON Russia JSC	975,900	79
* PIK Group	33,920	74
Severstal OAO	9,297	69
* Russian Grids OAO	1,756,655	58
* Inter Rao UES OJSC	144,417,200	53
* Federal Grid Co. Unified Energy System JSC	13,443,105	45
Rosneft OAO	3,288	23
* Raspadskaya OAO	23,201	22
Magnitogorsk Iron & Steel Works	71,731	17
		20,297
Singapore (0.6%)
Singapore Telecommunications Ltd.	684,000	2,112
DBS Group Holdings Ltd.	154,000	2,021
Oversea-Chinese Banking Corp. Ltd.	239,000	1,984
United Overseas Bank Ltd.	109,000	1,839
Keppel Corp. Ltd.	130,313	1,061
Singapore Airlines Ltd.	100,134	796
Global Logistic Properties Ltd.	281,000	627

	Genting Singapore plc	552,000	576
^,* LionGold Corp. Ltd.		618,000	567
	CapitaLand Ltd.	214,500	544
	Noble Group Ltd.	769,272	540
	Wilmar International Ltd.	197,173	488
	Cityspring Infrastructure Trust	1,221,000	470
	Suntec REIT	374,000	468
^	Singapore Press Holdings Ltd.	134,000	463
	Ascott Residence Trust	468,000	462
	Singapore Exchange Ltd.	75,311	452
	Cache Logistics Trust	460,000	436
	Frasers Commercial Trust	404,000	414
	Singapore Technologies Engineering Ltd.	121,000	407
	AIMS AMP Capital Industrial REIT	307,000	384
	CapitaMall Trust	236,600	377
	City Developments Ltd.	44,000	368
	Mapletree Logistics Trust	427,000	358
	Cambridge Industrial Trust	575,000	303
^	Tat Hong Holdings Ltd.	321,000	294
	ComfortDelGro Corp. Ltd.	186,000	293
	Hutchison Port Holdings Trust	371,000	274
	SembCorp Marine Ltd.	73,389	262
	SATS Ltd.	99,000	258
	Sembcorp Industries Ltd.	64,231	256
	Ascendas REIT	140,000	253
	Keppel Telecommunications & Transportation Ltd.	214,000	247
	Golden Agri-Resources Ltd.	570,419	235
	Jardine Cycle & Carriage Ltd.	7,000	222
	UOL Group Ltd.	36,000	198
	Keppel Land Ltd.	67,600	196
	StarHub Ltd.	56,000	194
^	Olam International Ltd.	133,545	178
*	Synear Food Holdings Ltd.	1,155,000	167
	Venture Corp. Ltd.	25,500	147
	Biosensors International Group Ltd.	176,000	144
	Swiber Holdings Ltd.	229,000	133
	Keppel REIT	121,262	121
	CapitaCommercial Trust	102,810	113
	CapitaMalls Asia Ltd.	64,000	100
	Ezion Holdings Ltd.	48,000	84
	Mapletree Commercial Trust	84,000	79
	Mapletree Industrial Trust	74,000	78
	Yangzijiang Shipbuilding Holdings Ltd.	91,036	67
	Singapore Post Ltd.	42,000	43
	Super Group Ltd.	11,000	42
			23,195
South Africa (0.8%)
	Naspers Ltd.	36,829	3,080
	MTN Group Ltd.	154,804	2,898
	Sasol Ltd.	54,926	2,524
	Standard Bank Group Ltd.	107,252	1,199
	Shoprite Holdings Ltd.	53,066	897
	Sanlam Ltd.	177,598	853
	FirstRand Ltd.	275,470	826
	Remgro Ltd.	41,965	801
	Barloworld Ltd.	93,132	772
	Gold Fields Ltd.	109,289	655

Aspen Pharmacare Holdings Ltd.	29,208	647
Impala Platinum Holdings Ltd.	58,219	572
Bidvest Group Ltd.	22,638	559
Mondi Ltd.	31,932	472
Mpact Ltd.	177,692	464
Tiger Brands Ltd.	14,817	461
Clicks Group Ltd.	77,335	449
DataTec Ltd.	74,159	425
Growthpoint Properties Ltd.	163,610	412
AngloGold Ashanti Ltd.	30,474	400
Brait SE	86,612	367
City Lodge Hotels Ltd.	27,825	366
Woolworths Holdings Ltd.	52,831	360
Steinhoff International Holdings Ltd.	124,957	331
ABSA Group Ltd.	22,834	330
Vukile Property Fund Ltd.	195,311	316
Vodacom Group Ltd.	25,702	303
MMI Holdings Ltd.	133,534	290
Life Healthcare Group Holdings Ltd.	79,448	289
Imperial Holdings Ltd.	13,469	281
Truworths International Ltd.	31,633	268
Discovery Ltd.	27,626	249
Netcare Ltd.	104,779	249
Nedbank Group Ltd.	12,778	230
Illovo Sugar Ltd.	67,733	224
Mr Price Group Ltd.	16,676	217
RMB Holdings Ltd.	52,311	215
Kumba Iron Ore Ltd.	4,333	192
Hyprop Investments Ltd.	19,657	150
Harmony Gold Mining Co. Ltd.	39,504	149
Mediclinic International Ltd.	21,219	148
Foschini Group Ltd.	14,397	147
* Anglo American Platinum Ltd.	3,894	138
* Murray & Roberts Holdings Ltd.	56,830	136
Nampak Ltd.	37,138	120
Emira Property Fund	75,221	111
Exxaro Resources Ltd.	6,724	104
Spar Group Ltd.	8,795	102
Lewis Group Ltd.	17,093	101
AVI Ltd.	17,248	101
Coronation Fund Managers Ltd.	14,314	95
Massmart Holdings Ltd.	5,422	92
Investec Ltd.	13,480	90
Liberty Holdings Ltd.	7,250	90
SA Corporate Real Estate Fund Nominees Pty Ltd.	220,770	87
PPC Ltd.	28,961	85
Aeci Ltd.	6,369	75
* Allied Technologies Ltd.	15,758	75
* Sibanye Gold Ltd.	96,272	75
Capital Property Fund	70,278	75
* Sappi Ltd.	26,807	72
Aveng Ltd.	23,619	70
African Rainbow Minerals Ltd.	4,170	69
Assore Ltd.	1,909	64
^ Capitec Bank Holdings Ltd.	3,506	64
Tongaat Hulett Ltd.	4,835	62
Blue Label Telecoms Ltd.	74,154	62

Group Five Ltd.	15,342	61
* Northam Platinum Ltd.	16,296	60
Reunert Ltd.	8,701	59
African Bank Investments Ltd.	39,732	59
Adcock Ingram Holdings Ltd.	7,708	53
Clover Industries Ltd.	30,888	52
Pick n Pay Stores Ltd.	13,309	51
Pick'n Pay Holdings Ltd.	26,672	48
Sun International Ltd.	4,518	45
* Telkom SA SOC Ltd.	22,107	43
Astral Foods Ltd.	3,140	30
* ArcelorMittal South Africa Ltd.	6,579	22
JD Group Ltd.	6,633	20
* Royal Bafokeng Platinum Ltd.	3,464	18
		27,873
South Korea (1.6%)
2 Samsung Electronics Co. Ltd. GDR	20,738	11,854
Hyundai Motor Co.	14,302	2,957
POSCO	5,977	1,717
Hyundai Mobis	6,350	1,548
Kia Motors Corp.	24,014	1,360
* SK Hynix Inc.	49,130	1,189
* Shinhan Financial Group Co. Ltd. ADR	30,296	1,105
Shinhan Financial Group Co. Ltd.	29,910	1,090
LG Chem Ltd.	4,051	1,016
NHN Corp.	3,691	964
* SK Telecom Co. Ltd. ADR	40,133	866
Samsung Life Insurance Co. Ltd.	8,977	859
Hana Financial Group Inc.	26,630	853
Hyundai Heavy Industries Co. Ltd.	4,316	806
Samsung Fire & Marine Insurance Co. Ltd.	3,734	797
SK Innovation Co. Ltd.	5,891	797
KB Financial Group Inc.	23,570	746
KT&G Corp.	10,975	740
* KB Financial Group Inc. ADR	23,324	738
Samsung Heavy Industries Co. Ltd.	19,580	695
LG Electronics Inc.	10,424	676
Samsung C&T Corp.	10,743	531
LG Corp.	8,918	518
* Korea Electric Power Corp.	19,980	510
* LG Display Co. Ltd.	19,730	489
Samsung SDI Co. Ltd.	3,020	438
LG Household & Health Care Ltd.	793	418
S-Oil Corp.	5,796	389
E-Mart Co. Ltd.	1,985	374
^ Celltrion Inc.	6,324	367
SK Holdings Co. Ltd.	2,329	366
Hyundai Engineering & Construction Co. Ltd.	6,870	362
Samsung Electro-Mechanics Co. Ltd.	4,872	350
KT Corp.	10,809	350
Lotte Shopping Co. Ltd.	1,118	349
Cheil Industries Inc.	4,333	343
Hankook Tire Co. Ltd.	6,380	341
* POSCO ADR	4,638	332
Kangwon Land Inc.	12,730	324
Macquarie Korea Infrastructure Fund	50,030	303
Hyundai Steel Co.	4,916	299

Woori Finance Holdings Co. Ltd.	29,660	297
Daelim Industrial Co. Ltd.	3,745	296
Samsung Techwin Co. Ltd.	4,554	285
Orion Corp.	308	280
Coway Co. Ltd.	4,900	261
Hotel Shilla Co. Ltd.	4,390	260
LG Uplus Corp.	20,370	248
BS Financial Group Inc.	17,390	248
Korea Zinc Co. Ltd.	958	245
OCI Co. Ltd.	1,631	241
Hyundai Glovis Co. Ltd.	1,392	240
Samsung Engineering Co. Ltd.	3,366	235
Samsung Securities Co. Ltd.	5,620	230
SK Telecom Co. Ltd.	1,173	230
GS Holdings	4,481	220
Daishin Securities Co. Ltd.	27,720	220
Hyundai Wia Corp.	1,489	217
NCSoft Corp.	1,402	212
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,020	211
Sam Young Electronics Co. Ltd.	25,760	206
Amorepacific Corp.	240	202
Dongbu Insurance Co. Ltd.	4,760	202
Samsung Electronics Co. Ltd.	175	199
* Wonik IPS Co. Ltd.	30,670	198
Cheil Worldwide Inc.	8,335	191
Taekwang Industrial Co. Ltd.	199	191
DGB Financial Group Inc.	12,320	185
Hyundai Department Store Co. Ltd.	1,266	182
Doosan Heavy Industries & Construction Co. Ltd.	4,251	174
CJ CheilJedang Corp.	684	173
Lotte Chemical Corp.	1,136	172
SK C&C Co. Ltd.	1,891	171
Youlchon Chemical Co. Ltd.	14,280	169
KCC Corp.	542	168
Daesang Corp.	5,170	162
Doosan Corp.	1,259	160
Shinsegae Co. Ltd.	787	153
Daewoo International Corp.	4,479	153
Hyundai Hysco Co. Ltd.	4,320	152
Industrial Bank of Korea	14,840	150
Hyundai Marine & Fire Insurance Co. Ltd.	5,200	143
AMOREPACIFIC Group	409	141
Daewoo Securities Co. Ltd.	15,611	138
* Kumho Tire Co. Inc.	13,430	138
Samsung Card Co. Ltd.	3,992	134
Hanwha Chemical Corp.	7,970	133
* Daewoo Engineering & Construction Co. Ltd.	19,160	132
Maeil Dairy Industry Co. Ltd.	3,787	128
* SK Broadband Co. Ltd.	26,386	126
Young Poong Corp.	91	125
Hyundai Home Shopping Network Corp.	819	124
CJ Corp.	1,211	123
GS Engineering & Construction Corp.	4,517	122
^ Namhae Chemical Corp.	18,020	122
Yuhan Corp.	622	117
Hyundai Development Co-Engineering & Construction	6,500	115
Halla Visteon Climate Control Corp.	3,830	114

	Mando Corp.	1,061	111
	SK Chemicals Co. Ltd.	2,877	110
	LG International Corp.	3,990	109
	Ottogi Corp.	307	107
	Hyosung Corp.	1,749	105
	LS Corp.	1,593	102
	CJ O Shopping Co. Ltd.	311	101
	Korea Investment Holdings Co. Ltd.	2,800	101
	Youngone Corp.	3,240	100
	Hanwha Corp.	3,610	99
	Seah Besteel Corp.	3,350	94
	S-1 Corp.	1,520	94
	Mirae Asset Securities Co. Ltd.	2,540	94
	Hyundai Greenfood Co. Ltd.	5,900	93
	Daewoong Pharmaceutical Co. Ltd.	1,411	93
	CJ CGV Co. Ltd.	2,130	91
	LG Hausys Ltd.	790	90
	SFA Engineering Corp.	1,773	90
	LOTTE Himart Co. Ltd.	1,184	89
	Poongsan Corp.	3,950	89
	Korean Reinsurance Co.	8,965	89
*	Hanmi Pharm Co. Ltd.	592	89
	Chong Kun Dang Pharm Corp.	1,395	87
	Hanwha Life Insurance Co. Ltd.	14,380	86
	Korea Gas Corp.	1,546	86
	GS Home Shopping Inc.	379	84
	Kumho Petro chemical Co. Ltd.	1,046	84
	Seoul Semiconductor Co. Ltd.	2,517	83
*	Ssangyong Motor Co.	10,890	82
*	SM Entertainment Co.	2,434	82
*	LG Life Sciences Ltd.	1,565	80
*	CJ Korea Express Co. Ltd.	918	80
	Hyundai Mipo Dockyard	669	79
*	CJ E&M Corp.	2,294	79
	Woori Investment & Securities Co. Ltd.	7,482	78
	Hana Tour Service Inc.	1,130	77
	Paradise Co. Ltd.	3,776	76
	Nexen Tire Corp.	5,080	76
*	Osstem Implant Co. Ltd.	2,787	75
*	Green Cross Cell Corp.	2,166	75
	Dongsuh Co. Inc.	2,918	75
	Fila Korea Ltd.	1,243	74
*	LG Innotek Co. Ltd.	895	73
	Dongkuk Steel Mill Co. Ltd.	6,470	71
	Grand Korea Leisure Co. Ltd.	2,480	71
^,* Taihan Electric Wire Co. Ltd.		29,761	70
	Lotte Confectionery Co. Ltd.	49	69
	LG Fashion Corp.	2,820	69
	Kolon Industries Inc.	1,501	67
	Hite Jinro Co. Ltd.	2,740	67
	Partron Co. Ltd.	4,491	66
	SK Networks Co. Ltd.	11,140	64
	KIWOOM Securities Co. Ltd.	1,254	63
*	GemVax & Kael Co. Ltd.	3,321	63
	Hansol Paper Co.	5,840	63
	KEPCO Engineering & Construction Co. Inc.	958	62
	SKC Co. Ltd.	2,370	62

* Seegene Inc.	1,238	61
NongShim Co. Ltd.	261	60
* Dongbu HiTek Co. Ltd.	9,040	59
Meritz Fire & Marine Insurance Co. Ltd.	4,620	57
Lotte Food Co. Ltd.	105	56
Lotte Chilsung Beverage Co. Ltd.	42	55
Ahnlab Inc.	1,185	54
* Hyundai Merchant Marine Co. Ltd.	3,644	52
* Doosan Infracore Co. Ltd.	4,540	50
LIG Insurance Co. Ltd.	2,240	49
Daum Communications Corp.	630	49
Hyundai Securities Co. Ltd.	8,830	49
Samsung Fine Chemicals Co. Ltd.	1,100	47
* Korean Air Lines Co. Ltd.	1,778	45
* Hanjin Shipping Co. Ltd.	6,025	43
* Hanjin Shipping Holdings Co. Ltd.	10,320	43
Binggrae Co. Ltd.	454	43
Hyundai Elevator Co. Ltd.	776	42
MegaStudy Co. Ltd.	672	39
Able C&C Co. Ltd.	996	33
STX Pan Ocean Co. Ltd.	15,030	32
Hankook Tire Worldwide Co. Ltd.	1,049	24
Hyundai Securities Co. Ltd. Prior Pfd.	3,554	18
* Dong-A ST Co. Ltd.	138	17
Dong-A Socio Holdings Co. Ltd.	81	11
* Medipost Co. Ltd.	138	8
* Korea Line Corp.	110	6
* Pharmicell Co. Ltd.	960	4
* CNK International Co. Ltd.	78	—
		57,534
Spain (1.0%)
* Banco Santander SA	995,217	7,281
* Telefonica SA	382,228	5,463
Banco Bilbao Vizcaya Argentaria SA	528,262	5,009
Inditex SA	21,474	2,866
Iberdrola SA	444,139	2,458
Repsol SA	94,653	2,269
Amadeus IT Holding SA	35,304	1,214
Abertis Infraestructuras SA	41,516	771
Gas Natural SDG SA	29,858	608
Grifols SA	13,986	591
Red Electrica Corp. SA	10,160	567
Ferrovial SA	32,975	563
* ACS Actividades de Construccion y Servicios SA	16,913	487
Enagas SA	19,049	471
^ Banco de Sabadell SA	228,017	467
Construcciones y Auxiliar de Ferrocarriles SA	1,080	466
* CaixaBank	112,081	413
Distribuidora Internacional de Alimentacion SA	48,774	404
Viscofan SA	7,712	397
* Banco Popular Espanol SA	86,058	378
Obrascon Huarte Lain SA	7,021	268
Mapfre SA	68,355	250
Bankinter SA	54,195	247
Zardoya Otis SA	15,705	229
^ Abengoa SA	92,078	220
* Gamesa Corp. Tecnologica SA	29,281	216

Ebro Foods SA	9,631	208
^ Acerinox SA	18,830	193
Banco Santander SA ADR	26,000	190
Indra Sistemas SA	13,768	187
* Mediaset Espana Comunicacion SA	15,036	157
Grupo Catalana Occidente SA	5,932	154
Bolsas y Mercados Espanoles SA	5,285	146
Prosegur Cia de Seguridad SA	26,190	135
* Endesa SA	4,566	106
Tecnicas Reunidas SA	2,089	95
* Faes Farma SA	28,572	84
Corp Financiera Alba SA	1,675	83
Acciona SA	1,341	63
* Fomento de Construcciones y Contratas SA	2,553	35
* NH Hoteles SA	7,489	30
Melia Hotels International SA	2,951	26
Abengoa SA	5,630	15
		36,480
Sweden (1.2%)
Nordea Bank AB	277,326	3,515
Hennes & Mauritz AB Class B	90,763	3,392
Telefonaktiebolaget LM Ericsson Class B	278,214	3,289
Swedbank AB Class A	95,618	2,305
Volvo AB Class B	134,013	1,974
Svenska Handelsbanken AB Class A	42,343	1,921
Skandinaviska Enskilda Banken AB Class A	151,374	1,670
SKF AB	53,472	1,484
Atlas Copco AB Class A	55,934	1,459
Svenska Cellulosa AB Class B	53,660	1,419
TeliaSonera AB	195,436	1,414
Sandvik AB	107,175	1,357
Investor AB Class B	42,608	1,279
Scania AB Class B	58,560	1,222
Atlas Copco AB Class B	51,588	1,208
Assa Abloy AB Class B	26,454	1,173
Electrolux AB Class B	32,364	944
Boliden AB	64,761	914
Hexagon AB Class B	23,784	727
* Lundin Petroleum AB	32,192	707
Skanska AB Class B	33,976	641
Swedish Match AB	16,679	624
Alfa Laval AB	27,431	623
Getinge AB	15,474	572
Elekta AB Class B	33,214	569
Investment AB Kinnevik	18,164	547
SSAB AB Class B	73,474	410
Tele2 AB	30,932	396
Trelleborg AB Class B	22,507	396
Wallenstam AB	27,091	374
Hufvudstaden AB Class A	26,208	333
Fabege AB	27,387	309
NCC AB Class B	11,503	302
Castellum AB	19,036	272
Industrivarden AB Class A	12,721	243
Industrivarden AB	11,808	212
Modern Times Group AB Class B	3,926	185
Husqvarna AB	30,089	181

Meda AB Class A	14,902	174
Securitas AB Class B	16,049	156
BillerudKorsnas AB	16,115	151
Ratos AB	16,909	151
^ SSAB AB Class A	20,338	132
Hoganas AB Class B	2,385	118
Hexpol AB	1,302	95
Nibe Industrier AB Class B	5,534	94
Holmen AB	3,229	94
AF AB	2,956	83
AarhusKarlshamn AB	1,221	70
Kungsleden AB	10,770	69
* ICA Gruppen AB	2,321	65
Betsson AB	2,250	60
* Swedish Orphan Biovitrum AB	7,003	53
* Lindab International AB	3,531	32
Axfood AB	652	30
		42,189
Switzerland (3.0%)
Nestle SA	311,574	21,088
Roche Holding AG	67,402	16,587
Novartis AG	223,682	16,080
UBS AG	337,066	6,637
ABB Ltd.	219,591	4,841
Cie Financiere Richemont SA	46,871	4,585
Credit Suisse Group AG	147,682	4,338
Zurich Insurance Group AG	13,927	3,751
Syngenta AG	8,967	3,546
Swiss Re AG	34,321	2,736
Swatch Group AG (Bearer)	4,083	2,426
Holcim Ltd.	26,923	1,948
Transocean Ltd.	27,053	1,276
Givaudan SA	775	1,079
SGS SA	458	1,037
Geberit AG	3,774	1,013
Swisscom AG	2,145	959
Julius Baer Group Ltd.	19,508	888
Adecco SA	11,429	727
Schindler Holding AG	4,893	700
Sonova Holding AG	6,203	685
Actelion Ltd.	9,904	658
Kuehne & Nagel International AG	4,716	571
Barry Callebaut AG	581	563
Sika AG	195	543
BB Biotech AG	3,625	492
Swiss Life Holding AG	2,732	490
Aryzta AG	7,835	484
Swatch Group AG (Registered)	4,533	468
Coca-Cola HBC AG	16,852	444
Lindt & Spruengli AG	9	409
Baloise Holding AG	3,566	387
Partners Group Holding AG	1,444	382
Clariant AG	22,476	351
Schindler Holding AG (Registered)	2,421	338
EMS-Chemie Holding AG	903	317
* Dufry AG	2,361	309
PSP Swiss Property AG	3,491	308

Lonza Group AG	3,851	296
Swiss Prime Site AG	3,930	289
Allreal Holding AG	2,075	289
Helvetia Holding AG	641	286
Georg Fischer AG	527	276
Galenica AG	352	270
Transocean Ltd.	5,627	265
OC Oerlikon Corp. AG	20,163	265
Sulzer AG	1,764	264
Lindt & Spruengli AG	64	251
Bucher Industries AG	989	249
Temenos Group AG	9,179	240
GAM Holding AG	14,353	229
Forbo Holding AG	312	225
Mobimo Holding AG	1,069	225
Panalpina Welttransport Holding AG	1,420	207
DKSH Holding AG	2,307	206
Flughafen Zuerich AG	364	197
Kaba Holding AG Class B	398	159
Pargesa Holding SA	1,930	139
Valiant Holding	1,213	114
Straumann Holding AG	697	105
Logitech International SA	14,375	102
Burckhardt Compression Holding AG	251	100
Banque Cantonale Vaudoise	177	91
Kudelski SA	6,259	83
Schweiter Technologies AG	125	80
Rieter Holding AG	403	80
Nobel Biocare Holding AG	6,490	79
Vontobel Holding AG	2,212	78
Tecan Group AG	810	78
St. Galler Kantonalbank AG	191	72
* Gategroup Holding AG	3,127	71
Basler Kantonalbank	852	70
* Acino Holding AG	874	69
ams AG	948	67
Huber & Suhner AG	1,157	53
Valora Holding AG	249	50
Belimo Holding AG	16	38
BKW AG	807	26
Zehnder Group AG	534	22
		110,796
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,895,000	6,444
Hon Hai Precision Industry Co. Ltd.	960,438	2,487
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	118,172	2,007
MediaTek Inc.	116,616	1,400
* Nan Ya Plastics Corp.	609,330	1,280
Formosa Plastics Corp.	494,873	1,244
Advanced Semiconductor Engineering Inc. ADR	264,913	1,062
Cathay Financial Holding Co. Ltd.	720,094	1,046
Formosa Chemicals & Fibre Corp.	417,283	1,038
Chunghwa Telecom Co. Ltd. ADR	31,596	1,013
Uni-President Enterprises Corp.	489,184	998
China Steel Corp.	1,114,657	921
Mega Financial Holding Co. Ltd.	1,091,649	912
Fubon Financial Holding Co. Ltd.	643,880	904

Delta Electronics Inc.	184,641	896
CTBC Financial Holding Co. Ltd.	1,212,216	800
Chunghwa Telecom Co. Ltd.	219,000	700
Quanta Computer Inc.	281,450	655
Taiwan Mobile Co. Ltd.	157,800	573
Asustek Computer Inc.	65,169	568
* AU Optronics Corp. ADR	147,018	535
United Microelectronics Corp.	1,180,180	528
President Chain Store Corp.	63,952	477
Cheng Shin Rubber Industry Co. Ltd.	134,243	444
Yuanta Financial Holding Co. Ltd.	843,990	440
Formosa Petrochemical Corp.	169,140	440
Siliconware Precision Industries Co.	359,030	416
Highwealth Construction Corp.	183,200	408
Far Eastern New Century Corp.	354,362	400
Clevo Co.	209,628	390
Far EasTone Telecommunications Co. Ltd.	151,000	384
Hotai Motor Co. Ltd.	34,000	376
First Financial Holding Co. Ltd.	604,114	374
HTC Corp.	70,491	374
* Innolux Corp.	843,533	374
Taiwan Cement Corp.	304,210	372
* Taiwan Business Bank	1,208,371	367
Hua Nan Financial Holdings Co. Ltd.	603,561	351
Foxconn Technology Co. Ltd.	133,768	332
CTCI Corp.	179,000	322
China Development Financial Holding Corp.	1,123,580	318
Largan Precision Co. Ltd.	9,020	313
Taiwan Cooperative Financial Holding Co. Ltd.	545,815	312
Lite-On Technology Corp.	176,820	301
Wei Chuan Foods Corp.	152,000	281
* SinoPac Financial Holdings Co. Ltd.	541,813	273
WPG Holdings Ltd.	218,000	271
TSRC Corp.	148,500	269
Taishin Financial Holding Co. Ltd.	558,519	260
Catcher Technology Co. Ltd.	58,310	252
Ruentex Industries Ltd.	108,000	247
TPK Holding Co. Ltd.	20,958	246
E.Sun Financial Holding Co. Ltd.	367,086	245
Asia Cement Corp.	194,257	244
Compal Electronics Inc.	350,323	243
Powertech Technology Inc.	126,000	241
Inventec Corp.	316,554	239
* Syncmold Enterprise Corp.	132,000	233
* Ta Chong Bank Ltd.	643,000	218
* Phison Electronics Corp.	29,000	216
Huaku Development Co. Ltd.	65,000	210
China Life Insurance Co. Ltd.	200,848	206
* Pegatron Corp.	138,954	205
MStar Semiconductor Inc.	24,522	194
* Shin Kong Financial Holding Co. Ltd.	572,620	194
* Novatek Microelectronics Corp.	43,025	190
Giant Manufacturing Co. Ltd.	24,881	188
* AU Optronics Corp.	520,000	187
* Acer Inc.	233,583	172
Far Eastern Department Stores Co. Ltd.	180,960	172
Nan Kang Rubber Tire Co. Ltd.	144,493	172

Taiwan Fertilizer Co. Ltd.	69,000	169
Simplo Technology Co. Ltd.	37,400	165
* Wistron Corp.	170,866	163
Synnex Technology International Corp.	129,189	162
* Kenda Rubber Industrial Co. Ltd.	61,000	158
Chailease Holding Co. Ltd.	65,000	156
Tripod Technology Corp.	73,000	152
Pou Chen Corp.	140,524	144
Merida Industry Co. Ltd.	20,000	133
Epistar Corp.	80,000	133
Eclat Textile Co. Ltd.	17,000	131
Huang Hsiang Construction Co.	55,000	131
Advanced Semiconductor Engineering Inc.	155,000	127
Radiant Opto-Electronics Corp.	40,314	126
Ta Ya Electric Wire & Cable	528,000	124
Holtek Semiconductor Inc.	97,000	121
Chang Hwa Commercial Bank	209,934	120
Teco Electric and Machinery Co. Ltd.	109,000	119
Lung Yen Life Service Corp.	38,000	117
Advantech Co. Ltd.	24,216	117
Standard Foods Corp.	37,950	115
* St. Shine Optical Co. Ltd.	4,000	112
Feng Hsin Iron & Steel Co.	63,000	111
* Inotera Memories Inc.	295,000	110
Transcend Information Inc.	38,000	110
Ruentex Development Co. Ltd.	55,860	109
Far Eastern International Bank	261,000	109
* Depo Auto Parts Ind Co. Ltd.	35,000	107
Kinsus Interconnect Technology Corp.	30,000	107
Hiwin Technologies Corp.	16,800	105
* Yageo Corp.	306,000	103
China Steel Chemical Corp.	18,000	102
Taiwan Secom Co. Ltd.	45,000	101
Realtek Semiconductor Corp.	42,000	100
* Yulon Motor Co. Ltd.	61,000	98
China Petrochemical Development Corp.	190,350	97
AV Tech Corp.	32,000	95
* Chipbond Technology Corp.	43,000	95
Greatek Electronics Inc.	112,000	94
Great China Metal Industry	86,000	94
Tung Ho Steel Enterprise Corp.	110,000	93
Hermes Microvision Inc.	3,000	93
Topco Scientific Co. Ltd.	57,114	93
Yungtay Engineering Co. Ltd.	38,000	92
Shihlin Electric & Engineering Corp.	78,000	92
* LCY Chemical Corp.	67,000	91
* Mosel Vitelic Inc.	456,000	88
Makalot Industrial Co. Ltd.	16,000	87
Waterland Financial Holdings Co. Ltd.	259,130	87
Elan Microelectronics Corp.	46,000	86
Eternal Chemical Co. Ltd.	106,000	86
* HannStar Display Corp.	211,000	84
Cheng Loong Corp.	185,000	82
* Sanyang Industry Co. Ltd.	80,000	81
Chicony Electronics Co. Ltd.	33,602	81
Zhen Ding Technology Holding Ltd.	35,700	80
* Evergreen Marine Corp. Taiwan Ltd.	142,000	80

Taiwan Glass Industry Corp.	83,354	78
Taichung Commercial Bank	214,000	78
Vanguard International Semiconductor Corp.	78,000	78
Capital Securities Corp.	232,000	77
Chroma ATE Inc.	37,000	77
Richtek Technology Corp.	19,000	77
Cheng Uei Precision Industry Co. Ltd.	38,000	77
Taiwan Sogo Shin Kong SEC	65,000	77
* Hey Song Corp.	58,000	77
Oriental Union Chemical Corp.	78,000	76
Wowprime Corp.	5,500	76
Ton Yi Industrial Corp.	86,000	75
Great Taipei Gas Co. Ltd.	103,000	75
* China Airlines Ltd.	203,000	75
Jih Sun Financial Holdings Co. Ltd.	238,000	75
King Yuan Electronics Co. Ltd.	111,000	74
Unimicron Technology Corp.	80,000	73
King's Town Bank	84,000	73
U-Ming Marine Transport Corp.	48,000	73
Everlight Electronics Co. Ltd.	46,000	72
* Winbond Electronics Corp.	327,000	72
* Wintek Corp.	175,000	71
Tong Hsing Electronic Industries Ltd.	14,000	68
Sino-American Silicon Products Inc.	55,000	65
National Petroleum Co. Ltd.	74,000	65
Kerry TJ Logistics Co. Ltd.	51,000	63
* Walsin Lihwa Corp.	204,000	60
Formosa Taffeta Co. Ltd.	60,000	56
* Eva Airways Corp.	83,323	46
Genius Electronic Optical Co. Ltd.	8,714	46
E Ink Holdings Inc.	79,000	45
* Macronix International	183,432	44
Long Bon International Co. Ltd.	44,000	29
O-TA Precision Industry Co. Ltd.	37,000	23
* Tatung Co. Ltd. GDR	621	3
ENG Electric Co. Ltd.	3,000	2
		50,953
Thailand (0.3%)
Kasikornbank PCL (Foreign)	110,400	660
* PTT PCL	55,900	591
Electricity Generating PCL (Foreign)	129,000	559
* Advanced Info Service PCL (Local)	58,800	535
Airports of Thailand PCL (Foreign)	87,900	504
Siam Commercial Bank PCL (Foreign)	86,900	432
CP ALL PCL (Foreign)	373,900	427
Advanced Info Service PCL (Foreign)	43,400	385
Shin Corp. PCL	135,496	377
* PTT Exploration and Production PCL (Local)	72,800	363
* Thai Stanley Electric PCL	42,000	333
BEC World PCL (Foreign)	166,200	324
Siam Cement PCL (Foreign)	20,000	294
Central Pattana PCL	208,800	286
^ Siam Makro PCL (Foreign)	12,700	278
* Regional Container Lines PCL	1,438,900	271
PTT Exploration & Production PCL (Foreign)	54,481	271
* Siam Commercial Bank PCL (Local)	50,700	257
PTT PCL (Foreign)	24,200	256

TMB Bank Corp (Foreign)	3,266,300	254
Bank of Ayudhya PCL (Foreign)	208,000	248
* Bangkok Expressway PCL	189,000	221
Bangkok Bank PCL (Foreign)	31,598	211
PTT Global Chemical PCL	98,515	210
Thai Oil PCL (Foreign)	103,400	200
Thoresen Thai Agencies PCL (Foreign)	374,280	197
* Thaicom PCL	198,000	195
Krung Thai Bank PCL (Foreign)	326,975	184
Thai Union Frozen Products PCL (Foreign)	101,220	182
* Samart Corp. PCL	291,600	176
* Total Access Communication PCL (Local)	43,000	161
IRPC PCL (Foreign)	1,079,400	112
* CalComp Electronics Thailand PCL	1,236,700	111
* Charoen Pokphand Foods PCL	123,300	110
* True Corp. PCL	380,700	95
* Big C Supercenter PCL	15,300	95
Total Access Communication PCL (Foreign)	23,700	89
Charoen Pokphand Foods PCL (Foreign)	100,400	88
* Glow Energy PCL	37,300	81
Bangkok Dusit Medical Services PCL	17,600	79
Thai Airways International PCL (Foreign)	104,374	76
* Precious Shipping PCL	125,400	66
* Minor International PCL	87,900	64
* PTT Global Chemical PCL	30,200	64
* TMB Bank PCL	851,700	64
* Land and Houses PCL	187,400	60
* Banpu PCL (Local)	7,600	56
Siam City Cement PCL (Foreign)	3,800	51
* Robinson Department Store PCL	28,100	51
* Berli Jucker PCL	27,600	38
Delta Electronics Thai PCL (Foreign)	14,200	22
* Thai Oil PCL	9,300	18
* Siam City Cement PCL (Local)	1,092	15
* IRPC PCL	129,200	13
* Thoresen Thai Agencies PCL Warrants Exp. 9/12/15	69,240	10
* Thoresen Thai Agencies PCL	13,200	6
		11,376
Turkey (0.2%)
Turkiye Garanti Bankasi AS	197,137	769
Turkiye Halk Bankasi AS	92,360	694
Akbank TAS	156,687	600
BIM Birlesik Magazalar AS	22,390	515
Haci Omer Sabanci Holding AS (Bearer)	100,154	501
* Turkcell Iletisim Hizmetleri AS	85,639	497
Turkiye Is Bankasi	112,471	298
Coca-Cola Icecek AS	10,490	295
Tupras Turkiye Petrol Rafinerileri AS	11,519	247
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,852	246
KOC Holding AS	53,803	237
Turkiye Vakiflar Bankasi Tao	98,568	214
Turk Hava Yollari	48,695	204
* Vestel Elektronik Sanayi ve Ticaret AS	174,101	188
Ford Otomotiv Sanayi AS	12,206	175
Aksigorta AS	132,563	168
Yapi ve Kredi Bankasi AS	73,367	160
Turk Telekomunikasyon AS	41,512	149

Enka Insaat ve Sanayi AS	50,653	140
* Zorlu Enerji Elektrik Uretim AS	199,200	135
Is Gayrimenkul Yatirim Ortakligi AS	165,462	119
Arcelik AS	15,365	102
Eregli Demir ve Celik Fabrikalari TAS	98,279	97
Tofas Turk Otomobil Fabrikasi AS	11,752	78
TAV Havalimanlari Holding AS	12,079	75
Turkiye Sise ve Cam Fabrikalari AS	51,434	74
Turkiye Sinai Kalkinma Bankasi AS	71,200	69
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	46,015	64
* Asya Katilim Bankasi AS	57,022	57
Aygaz AS	12,065	55
Koza Altin Isletmeleri AS	3,153	43
Ulker Biskuvi Sanayi AS	5,664	38
		7,303
United Arab Emirates (0.1%)
Emaar Properties PJSC	251,925	410
DP World Ltd.	20,224	321
Dubai Investments PJSC	518,285	267
First Gulf Bank PJSC	50,215	226
Aldar Properties PJSC	280,710	206
* Drake & Scull International	613,771	195
* Islamic Arab Insurance Co.	506,254	94
* Arabtec Holding Co.	129,941	80
		1,799
United Kingdom (7.8%)
HSBC Holdings plc	1,790,486	20,328
Vodafone Group plc	4,701,754	14,082
BP plc	1,819,393	12,570
Royal Dutch Shell plc Class A	365,538	12,473
GlaxoSmithKline plc	470,785	12,044
British American Tobacco plc	184,094	9,821
Royal Dutch Shell plc Class B	249,915	8,840
Diageo plc	239,845	7,516
AstraZeneca plc	121,236	6,150
BG Group plc	321,644	5,800
BHP Billiton plc	200,943	5,752
Rio Tinto plc	119,967	5,399
Barclays plc	1,222,690	5,342
Unilever plc	119,103	4,837
SABMiller plc	98,356	4,821
Standard Chartered plc	195,070	4,524
Reckitt Benckiser Group plc	61,120	4,351
Tesco plc	764,042	4,271
Prudential plc	237,963	4,226
National Grid plc	348,509	4,165
* Lloyds Banking Group plc	3,996,541	4,161
Glencore Xstrata plc	945,875	3,995
BT Group plc	765,159	3,959
Rolls-Royce Holdings plc	179,757	3,205
Imperial Tobacco Group plc	92,651	3,110
Centrica plc	499,377	2,969
Compass Group plc	193,777	2,649
Anglo American plc London Shares	123,197	2,643
Reed Elsevier plc	175,940	2,277
SSE plc	92,143	2,206

WPP plc	114,417	2,066
BAE Systems plc	302,538	2,052
Shire plc	51,109	1,865
ARM Holdings plc	131,781	1,768
Tullow Oil plc	108,909	1,723
Experian plc	89,818	1,684
Legal & General Group plc	554,685	1,628
Pearson plc	78,572	1,613
Aviva plc	283,013	1,597
Burberry Group plc	62,102	1,448
CRH plc	67,797	1,427
IMI plc	65,478	1,368
Kingfisher plc	222,706	1,347
Old Mutual plc	446,563	1,319
Next plc	17,195	1,305
Wolseley plc	26,692	1,278
Standard Life plc	221,276	1,278
British Sky Broadcasting Group plc	88,506	1,115
Marks & Spencer Group plc	151,346	1,107
Land Securities Group plc	74,835	1,082
Associated British Foods plc	35,035	1,036
Smith & Nephew plc	84,565	1,008
Weir Group plc	30,570	1,000
Capita plc	59,146	940
* Royal Bank of Scotland Group	184,783	892
InterContinental Hotels Group plc	29,656	861
ITV plc	330,489	850
British Land Co. plc	92,704	843
WM Morrison Supermarkets plc	189,885	836
Whitbread plc	16,772	825
Johnson Matthey plc	18,655	805
GKN plc	148,826	791
J Sainsbury plc	131,813	790
Investec plc	117,039	783
Fresnillo plc	44,744	703
Smiths Group plc	33,062	695
Severn Trent plc	25,720	693
Bunzl plc	31,172	669
United Utilities Group plc	59,426	652
RSA Insurance Group plc	337,134	642
Meggitt plc	75,573	630
Intertek Group plc	13,594	626
Aberdeen Asset Management plc	105,299	616
Travis Perkins plc	22,901	593
Carnival plc	15,389	592
Randgold Resources Ltd.	8,037	592
* Cairn Energy plc	141,436	579
Melrose Industries plc	131,871	566
Resolution Ltd.	114,812	565
Aggreko plc	20,567	558
Rexam plc	70,433	527
William Hill plc	70,736	523
Tate & Lyle plc	40,881	522
Babcock International Group plc	29,078	520
Sage Group plc	95,322	508
3i Group plc	86,443	503
Persimmon plc	26,345	495

Howden Joinery Group plc	112,047	493
Croda International plc	12,655	483
Ashtead Group plc	44,857	481
Hammerson plc	59,673	481
Mondi plc	31,077	463
Informa plc	57,460	459
Greene King plc	33,392	444
SIG plc	158,243	437
International Personal Finance plc	44,325	428
G4S plc	123,543	425
easyJet plc	19,723	424
* Barratt Developments plc	85,075	422
Invensys plc	54,940	416
Bovis Homes Group plc	33,961	413
Taylor Wimpey plc	247,826	402
Petrofac Ltd.	20,112	401
Alent plc	71,245	398
John Wood Group plc	28,848	396
Capital & Counties Properties plc	71,380	393
London Stock Exchange Group plc	16,179	386
N Brown Group plc	48,664	383
Cobham plc	86,501	379
AMEC plc	22,672	371
Serco Group plc	37,543	359
Berkeley Group Holdings plc	10,441	359
Antofagasta plc	26,027	349
Amlin plc	56,611	347
St. James's Place plc	36,782	345
Catlin Group Ltd.	44,607	343
Intermediate Capital Group plc	45,723	338
Hiscox Ltd.	33,149	328
Rightmove plc	8,852	327
* International Consolidated Airlines Group SA (London Shares)	73,371	324
Inmarsat plc	31,075	323
Schroders plc (Voting Shares)	8,649	322
Intu Properties plc	62,623	321
* Thomas Cook Group plc	136,325	318
Segro plc	66,310	313
ICAP plc	50,505	312
Pennon Group plc	29,487	312
Michael Page International plc	45,775	312
Britvic plc	37,092	307
UBM plc	27,705	300
Admiral Group plc	13,778	294
Telecity Group plc	21,691	293
Drax Group plc	29,956	293
Spectris plc	9,119	292
Restaurant Group plc	36,332	292
Great Portland Estates plc	34,447	290
Close Brothers Group plc	18,314	290
IG Group Holdings plc	33,025	290
Inchcape plc	32,698	284
Man Group plc	232,791	283
Provident Financial plc	10,986	282
Kier Group plc	12,275	277
TalkTalk Telecom Group plc	73,698	277
Premier Oil plc	49,823	274

TUI Travel plc	47,149	274
Hikma Pharmaceuticals plc	16,204	274
Ladbrokes plc	83,975	272
Daily Mail & General Trust plc	21,770	268
Hargreaves Lansdown plc	17,854	266
Halma plc	31,221	264
DS Smith plc	66,266	261
Direct Line Insurance Group plc	73,562	254
Spirax-Sarco Engineering plc	5,829	254
* Dixons Retail plc	366,768	253
Millennium & Copthorne Hotels plc	29,690	250
Rotork plc	6,087	246
BBA Aviation plc	52,368	239
Regus plc	83,682	235
* Mitchells & Butlers plc	36,759	233
Derwent London plc	6,246	229
Debenhams plc	136,878	226
Rentokil Initial plc	151,492	225
Henderson Group plc	89,882	224
Bellway plc	10,170	213
Ultra Electronics Holdings plc	7,724	213
Oxford Instruments plc	9,640	210
Berendsen plc	16,828	209
Electrocomponents plc	55,859	209
Polyus Gold International Ltd.	68,789	209
Victrex plc	9,047	208
Pace plc	42,726	203
* Ophir Energy plc	35,306	202
Booker Group plc	99,562	200
Elementis plc	52,300	199
National Express Group plc	51,147	197
Ashmore Group plc	34,595	195
WH Smith plc	16,168	191
Lancashire Holdings Ltd.	15,508	190
* Ocado Group plc	40,622	190
Beazley plc	55,859	188
WS Atkins plc	10,499	185
Jupiter Fund Management plc	37,389	185
Genus plc	8,465	177
Domino's Pizza Group plc	20,321	176
Balfour Beatty plc	46,565	175
* Lonmin plc	36,369	173
Home Retail Group plc	72,708	167
* Soco International plc	29,740	166
Keller Group plc	9,790	165
Stagecoach Group plc	32,138	163
Essentra plc	13,647	161
Carillion plc	35,427	161
Aveva Group plc	4,360	159
Shaftesbury plc	16,494	159
* BTG plc	27,393	158
Halfords Group plc	28,183	158
Senior plc	38,907	157
* Sports Direct International plc	15,683	157
QinetiQ Group plc	55,532	156
Spirent Communications plc	76,600	154
* Enterprise Inns plc	77,242	152

Firstgroup plc	99,547	152
Phoenix Group Holdings	13,366	149
Hunting plc	11,420	144
* Genel Energy plc	9,736	142
AZ Electronic Materials SA	29,913	139
Bodycote plc	14,712	138
Premier Farnell plc	39,658	137
Cable & Wireless Communications plc	218,670	135
* Afren plc	64,439	133
PZ Cussons plc	21,737	130
Polymetal International plc	12,844	127
Micro Focus International plc	10,392	126
Schroders plc	4,253	124
Hays plc	78,816	124
Vesuvius plc	18,956	123
Paragon Group of Cos. plc	25,031	122
CSR plc	14,024	121
Marston's plc	51,234	121
Dechra Pharmaceuticals plc	11,624	121
Darty plc	98,754	116
Vedanta Resources plc	6,468	114
Mitie Group plc	26,792	110
APR Energy plc	6,895	110
Galliford Try plc	7,245	110
Dignity plc	4,847	109
Jardine Lloyd Thompson Group plc	8,003	109
United Drug plc	19,761	106
* Mothercare plc	16,476	104
* EnQuest plc	55,042	104
Morgan Advanced Materials plc	21,868	102
Telecom Plus plc	5,033	101
Unite Group plc	16,236	97
Playtech plc	9,126	97
Betfair Group plc	6,895	96
RPC Group plc	13,174	92
De La Rue plc	5,982	90
* Imagination Technologies Group plc	25,120	90
Rathbone Brothers plc	3,503	89
888 Holdings plc	33,538	87
Domino Printing Sciences plc	9,012	87
Fenner plc	16,563	87
Tullett Prebon plc	16,772	85
Fidessa Group plc	2,750	84
F&C Commercial Property Trust Ltd.	48,866	84
* SVG Capital plc	13,957	83
Moneysupermarket.com Group plc	28,618	79
Bwin.Party Digital Entertainment plc	36,430	77
Dunelm Group plc	5,076	76
Chemring Group plc	16,079	75
Kcom Group plc	57,194	72
Diploma plc	8,180	72
Computacenter plc	9,406	70
Homeserve plc	16,928	68
Laird plc	22,705	67
Xchanging plc	32,346	66
Savills plc	6,704	64
Eurasian Natural Resources Corp. plc	19,087	63

* Kenmare Resources plc	152,754	61
ITE Group plc	13,800	60
Severfield-Rowen plc	69,430	59
Sthree plc	11,213	59
Renishaw plc	2,462	59
* Lamprell plc	26,586	59
* Heritage Oil plc	22,404	56
* JKX Oil & Gas plc	57,298	56
Spirit Pub Co. plc	46,178	55
Hochschild Mining plc	20,486	55
Cape plc	13,478	52
* Premier Foods plc	37,732	50
* Colt Group SA	31,406	49
RPS Group plc	14,234	49
^ Kazakhmys plc	12,075	48
SDL plc	9,382	47
* Salamander Energy plc	24,222	44
* Essar Energy plc	20,122	41
* Centamin plc	70,824	40
Evraz plc	25,691	37
* Aquarius Platinum Ltd.	51,167	35
Cranswick plc	1,787	31
Synthomer plc	8,538	26
Petropavlovsk plc	15,054	20
* Bumi plc	5,875	20
		283,438
United States (49.0%)
Apple Inc.	90,231	40,830
Exxon Mobil Corp.	427,780	40,104
Johnson & Johnson	262,801	24,572
General Electric Co.	994,550	24,237
Chevron Corp.	186,845	23,522
Microsoft Corp.	725,985	23,108
* Google Inc. Class A	26,002	23,079
Wells Fargo & Co.	506,074	22,014
Procter & Gamble Co.	262,860	21,108
International Business Machines Corp.	106,742	20,819
JPMorgan Chase & Co.	364,577	20,318
AT&T Inc.	515,355	18,177
Pfizer Inc.	615,621	17,995
Coca-Cola Co.	407,255	16,323
Citigroup Inc.	289,519	15,096
Bank of America Corp.	1,022,715	14,932
Philip Morris International Inc.	157,803	14,073
Merck & Co. Inc.	290,123	13,975
Verizon Communications Inc.	271,566	13,437
Cisco Systems Inc.	506,147	12,932
PepsiCo Inc.	150,509	12,574
Wal-Mart Stores Inc.	159,676	12,445
* Berkshire Hathaway Inc. Class B	100,149	11,604
Walt Disney Co.	173,713	11,231
Home Depot Inc.	140,890	11,135
Oracle Corp.	342,053	11,065
Intel Corp.	471,791	10,993
QUALCOMM Inc.	167,646	10,822
* Amazon.com Inc.	34,767	10,473
Schlumberger Ltd.	124,813	10,151

McDonald's Corp.	96,149	9,430
United Technologies Corp.	87,318	9,218
Visa Inc. Class A	51,395	9,097
* Gilead Sciences Inc.	145,510	8,942
Comcast Corp. Class A	197,423	8,900
Amgen Inc.	75,330	8,157
* Berkshire Hathaway Inc. Class A	46	7,999
3M Co.	66,402	7,798
ConocoPhillips	114,085	7,400
Union Pacific Corp.	45,763	7,258
CVS Caremark Corp.	115,561	7,106
American Express Co.	95,873	7,073
UnitedHealth Group Inc.	97,004	7,067
Bristol-Myers Squibb Co.	159,877	6,913
Occidental Petroleum Corp.	77,586	6,909
Goldman Sachs Group Inc.	41,976	6,885
Boeing Co.	65,040	6,836
Altria Group Inc.	194,209	6,809
AbbVie Inc.	148,704	6,763
US Bancorp	180,880	6,750
3 Vanguard FTSE Emerging Markets ETF	162,340	6,344
* American International Group Inc.	138,150	6,287
* Celgene Corp.	42,134	6,188
Ford Motor Co.	364,610	6,155
Mastercard Inc. Class A	10,019	6,118
* Facebook Inc. Class A	165,879	6,109
Honeywell International Inc.	73,250	6,078
United Parcel Service Inc. Class B	69,947	6,071
* eBay Inc.	113,940	5,890
Colgate-Palmolive Co.	96,648	5,786
Abbott Laboratories	149,678	5,483
Time Warner Inc.	87,174	5,427
* Express Scripts Holding Co.	82,706	5,421
Mondelez International Inc. Class A	170,925	5,345
Medtronic Inc.	96,091	5,308
EMC Corp.	197,210	5,157
* Biogen Idec Inc.	23,625	5,153
EI du Pont de Nemours & Co.	89,122	5,141
Eli Lilly & Co.	96,235	5,111
Costco Wholesale Corp.	43,432	5,094
Caterpillar Inc.	61,436	5,094
Monsanto Co.	50,746	5,013
Starbucks Corp.	69,082	4,921
Hewlett-Packard Co.	187,915	4,826
Duke Energy Corp.	67,895	4,821
Lowe's Cos. Inc.	107,539	4,794
Simon Property Group Inc.	29,396	4,705
Accenture plc Class A	61,118	4,511
Target Corp.	62,697	4,467
Walgreen Co.	88,759	4,460
Twenty-First Century Fox Inc.	148,783	4,446
Anadarko Petroleum Corp.	49,280	4,362
* priceline.com Inc.	4,858	4,254
Emerson Electric Co.	69,007	4,235
Morgan Stanley	154,216	4,196
Baxter International Inc.	56,934	4,158
Halliburton Co.	90,734	4,100

Texas Instruments Inc.	104,523	4,097
MetLife Inc.	84,585	4,096
Dow Chemical Co.	111,863	3,920
Kimberly-Clark Corp.	39,124	3,865
* DIRECTV	60,263	3,813
Danaher Corp.	56,260	3,789
Automatic Data Processing Inc.	52,286	3,769
Precision Castparts Corp.	16,673	3,697
EOG Resources Inc.	25,373	3,692
PNC Financial Services Group Inc.	48,279	3,672
Southern Co.	81,093	3,636
Phillips 66	58,601	3,604
Viacom Inc. Class B	48,765	3,549
NIKE Inc. Class B	56,046	3,526
Lockheed Martin Corp.	28,970	3,480
Thermo Fisher Scientific Inc.	37,736	3,438
Praxair Inc.	28,396	3,412
NextEra Energy Inc.	39,392	3,412
TJX Cos. Inc.	65,200	3,393
Bank of New York Mellon Corp.	106,924	3,363
Prudential Financial Inc.	42,371	3,346
CBS Corp. Class B	62,224	3,288
Capital One Financial Corp.	47,467	3,276
Dominion Resources Inc.	54,311	3,221
Apache Corp.	40,130	3,220
BlackRock Inc.	11,368	3,205
Deere & Co.	38,519	3,200
Time Warner Cable Inc.	27,622	3,151
Yum! Brands Inc.	42,955	3,132
General Dynamics Corp.	36,362	3,103
* General Motors Co.	86,081	3,088
Eaton Corp. plc	44,435	3,064
General Mills Inc.	57,873	3,009
Allergan Inc.	32,962	3,003
Kraft Foods Group Inc.	52,708	2,982
Travelers Cos. Inc.	34,869	2,913
State Street Corp.	41,771	2,910
ACE Ltd.	31,768	2,903
FedEx Corp.	26,524	2,812
Illinois Tool Works Inc.	38,987	2,809
Cigna Corp.	35,585	2,770
National Oilwell Varco Inc.	39,072	2,742
Covidien plc	44,349	2,733
Spectra Energy Corp.	75,067	2,702
Freeport-McMoRan Copper & Gold Inc.	95,471	2,700
Northrop Grumman Corp.	28,914	2,662
American Tower Corporation	37,309	2,641
* Salesforce.com Inc.	59,328	2,596
CSX Corp.	104,251	2,586
McKesson Corp.	20,930	2,567
LyondellBasell Industries NV Class A	37,274	2,561
Raytheon Co.	35,623	2,559
Johnson Controls Inc.	63,425	2,550
Aflac Inc.	40,556	2,501
* Yahoo! Inc.	88,592	2,489
Norfolk Southern Corp.	33,471	2,449
WellPoint Inc.	28,605	2,447

Comcast Corp.	56,179	2,422
Exelon Corp.	78,858	2,412
PACCAR Inc.	42,631	2,399
Williams Cos. Inc.	69,494	2,375
Charles Schwab Corp.	106,686	2,357
Marathon Oil Corp.	64,748	2,354
* Cognizant Technology Solutions Corp. Class A	32,368	2,343
Discover Financial Services	47,087	2,331
Cummins Inc.	19,153	2,321
BB&T Corp.	63,469	2,265
Allstate Corp.	44,310	2,259
Marathon Petroleum Corp.	30,772	2,257
Kinder Morgan Inc.	59,345	2,241
Aetna Inc.	34,722	2,228
St. Jude Medical Inc.	42,472	2,225
Archer-Daniels-Midland Co.	60,172	2,194
CME Group Inc.	29,509	2,183
* Adobe Systems Inc.	46,093	2,179
VF Corp.	11,013	2,170
Ecolab Inc.	23,544	2,169
Air Products & Chemicals Inc.	19,829	2,154
* AutoZone Inc.	4,789	2,148
Corning Inc.	140,634	2,136
* Alexion Pharmaceuticals Inc.	18,345	2,132
Hess Corp.	28,451	2,118
Las Vegas Sands Corp.	37,610	2,090
PPG Industries Inc.	13,023	2,089
Public Storage	13,062	2,080
Marsh & McLennan Cos. Inc.	49,494	2,072
Chubb Corp.	23,931	2,070
Noble Energy Inc.	33,073	2,067
Ingersoll-Rand plc	33,618	2,052
TE Connectivity Ltd.	39,720	2,027
International Paper Co.	41,890	2,024
Devon Energy Corp.	36,780	2,023
CenturyLink Inc.	56,283	2,018
Macy's Inc.	41,638	2,013
American Electric Power Co. Inc.	43,136	1,999
Pioneer Natural Resources Co.	12,851	1,989
Sempra Energy	22,464	1,969
Aon plc	29,157	1,968
Western Digital Corp.	30,346	1,954
NetApp Inc.	47,366	1,948
Baker Hughes Inc.	40,955	1,942
* Regeneron Pharmaceuticals Inc.	7,100	1,917
* Citrix Systems Inc.	26,542	1,912
Dell Inc.	150,524	1,907
Franklin Resources Inc.	38,796	1,896
Stryker Corp.	26,858	1,892
* Forest Laboratories Inc.	43,257	1,884
PG&E Corp.	41,057	1,884
Sysco Corp.	54,529	1,882
Valero Energy Corp.	52,261	1,869
Equity Residential	33,236	1,861
* BorgWarner Inc.	19,450	1,856
Becton Dickinson and Co.	17,723	1,838
Loews Corp.	39,987	1,821

* Crown Castle International Corp.	25,539	1,794
HCP Inc.	40,627	1,782
Waste Management Inc.	42,116	1,770
* LinkedIn Corp. Class A	8,680	1,769
* CarMax Inc.	36,042	1,768
SunTrust Banks Inc.	50,726	1,765
Twenty-First Century Fox Inc.	58,315	1,749
* Vertex Pharmaceuticals Inc.	21,899	1,748
T. Rowe Price Group Inc.	23,108	1,739
* Intuitive Surgical Inc.	4,478	1,737
Ventas Inc.	26,395	1,735
Wynn Resorts Ltd.	13,019	1,733
PPL Corp.	54,427	1,729
Applied Materials Inc.	105,282	1,717
Kroger Co.	43,346	1,702
Symantec Corp.	63,405	1,692
* SanDisk Corp.	30,615	1,688
* Juniper Networks Inc.	77,854	1,687
Hartford Financial Services Group Inc.	54,305	1,676
NiSource Inc.	54,166	1,664
Coach Inc.	31,310	1,664
Agilent Technologies Inc.	37,045	1,657
Seagate Technology plc	40,383	1,652
Ameriprise Financial Inc.	18,557	1,652
Prologis Inc.	42,953	1,648
Whole Foods Market Inc.	29,428	1,636
Rockwell Automation Inc.	16,870	1,634
AvalonBay Communities Inc.	12,065	1,633
Intuit Inc.	25,480	1,629
Stanley Black & Decker Inc.	19,242	1,628
Principal Financial Group Inc.	37,425	1,623
Fifth Third Bancorp	84,014	1,616
CF Industries Holdings Inc.	8,187	1,605
* FMC Technologies Inc.	29,538	1,574
Health Care REIT Inc.	24,320	1,568
Lincoln National Corp.	37,438	1,560
Kellogg Co.	23,512	1,557
McGraw Hill Financial Inc.	25,127	1,554
Beam Inc.	23,900	1,553
* Liberty Media Corp. Class A	10,787	1,550
Xcel Energy Inc.	51,672	1,548
Cardinal Health Inc.	30,865	1,546
* Liberty Global plc Class A	18,949	1,537
Boston Properties Inc.	14,301	1,529
* Bed Bath & Beyond Inc.	19,900	1,522
Tyco International Ltd.	43,630	1,519
Kohl's Corp.	28,512	1,511
SLM Corp.	61,051	1,509
* Actavis Inc.	11,156	1,498
* Concho Resources Inc.	16,688	1,497
Western Union Co.	82,941	1,490
Noble Corp.	38,960	1,488
CenterPoint Energy Inc.	59,571	1,479
Newmont Mining Corp.	49,234	1,477
Chesapeake Energy Corp.	63,364	1,476
Consolidated Edison Inc.	24,502	1,468
Hanesbrands Inc.	22,900	1,453

Public Service Enterprise Group Inc.	42,890	1,449
Hershey Co.	15,264	1,448
Cabot Oil & Gas Corp.	19,091	1,447
KeyCorp	117,677	1,446
* Liberty Global plc	18,725	1,445
L Brands Inc.	25,854	1,442
* Dollar General Corp.	25,981	1,420
Omnicom Group Inc.	22,046	1,417
Moody's Corp.	20,803	1,410
* Jacobs Engineering Group Inc.	23,697	1,403
Zoetis Inc.	47,008	1,401
Cooper Cos. Inc.	10,995	1,400
Dover Corp.	16,346	1,400
PerkinElmer Inc.	40,962	1,396
WW Grainger Inc.	5,292	1,387
* Illumina Inc.	17,341	1,384
Lorillard Inc.	32,442	1,380
Sherwin-Williams Co.	7,875	1,372
Edison International	27,477	1,370
* Cameron International Corp.	23,087	1,369
Broadcom Corp. Class A	49,205	1,357
Mead Johnson Nutrition Co.	18,592	1,354
Parker Hannifin Corp.	13,111	1,354
FirstEnergy Corp.	35,361	1,346
Ross Stores Inc.	19,910	1,343
Reynolds American Inc.	27,157	1,342
Gap Inc.	29,109	1,336
* Micron Technology Inc.	100,522	1,332
* Boston Scientific Corp.	121,772	1,330
Carnival Corp.	35,540	1,316
* Green Mountain Coffee Roasters Inc.	17,000	1,312
Weyerhaeuser Co.	45,795	1,301
Nucor Corp.	27,785	1,300
Alliant Techsystems Inc.	13,947	1,298
* Netflix Inc.	5,307	1,296
Humana Inc.	14,194	1,295
Tiffany & Co.	16,261	1,293
* O'Reilly Automotive Inc.	10,301	1,290
* Cerner Corp.	26,106	1,279
Analog Devices Inc.	25,821	1,275
Northeast Utilities	28,582	1,269
Regions Financial Corp.	126,466	1,266
Mattel Inc.	30,104	1,265
ConAgra Foods Inc.	34,856	1,262
AES Corp.	101,302	1,260
Nordstrom Inc.	20,500	1,255
Estee Lauder Cos. Inc. Class A	19,100	1,254
* Southwestern Energy Co.	32,252	1,251
Motorola Solutions Inc.	22,810	1,251
Vornado Realty Trust	14,698	1,247
Delphi Automotive plc	23,179	1,245
Zimmer Holdings Inc.	14,632	1,221
Progressive Corp.	46,917	1,220
Autoliv Inc.	14,898	1,218
Harley-Davidson Inc.	21,408	1,215
EQT Corp.	13,955	1,207
Comerica Inc.	28,372	1,207

Host Hotels & Resorts Inc.	67,532	1,206
Invesco Ltd.	37,448	1,205
Range Resources Corp.	15,122	1,196
Fastenal Co.	24,380	1,195
Northern Trust Corp.	20,321	1,190
* Check Point Software Technologies Ltd.	20,969	1,181
Mosaic Co.	28,594	1,175
* Liberty Interactive Corp. Class A	47,866	1,171
Staples Inc.	68,701	1,169
Ensco plc Class A	20,284	1,163
* Mylan Inc.	34,639	1,162
Eastman Chemical Co.	14,352	1,154
Pentair Ltd.	18,794	1,148
Starwood Hotels & Resorts Worldwide Inc.	17,340	1,147
* IntercontinentalExchange Inc.	6,256	1,141
Brown & Brown Inc.	34,523	1,139
AmerisourceBergen Corp. Class A	19,412	1,131
* Life Technologies Corp.	15,141	1,130
* Chipotle Mexican Grill Inc. Class A	2,719	1,121
Murphy Oil Corp.	16,523	1,119
Legg Mason Inc.	32,524	1,119
M&T Bank Corp.	9,500	1,110
TECO Energy Inc.	62,565	1,106
Amphenol Corp. Class A	14,067	1,105
Vectren Corp.	29,700	1,099
* Autodesk Inc.	30,979	1,096
* Edwards Lifesciences Corp.	15,350	1,096
Paychex Inc.	27,620	1,089
Sirius XM Radio Inc.	291,440	1,087
Roper Industries Inc.	8,629	1,087
* Fiserv Inc.	11,256	1,083
* Weatherford International Ltd.	77,503	1,082
Xilinx Inc.	23,097	1,078
Fidelity National Information Services Inc.	24,878	1,074
* DaVita HealthCare Partners Inc.	9,193	1,070
New York Community Bancorp Inc.	70,354	1,067
Marriott International Inc. Class A	25,638	1,066
Xerox Corp.	109,782	1,065
* LKQ Corp.	40,800	1,064
* Tesla Motors Inc.	7,907	1,062
* F5 Networks Inc.	12,076	1,060
Patterson Cos. Inc.	25,907	1,059
Genuine Parts Co.	12,834	1,052
Tesoro Corp.	18,500	1,052
AMETEK Inc.	22,693	1,050
Southwest Airlines Co.	75,115	1,039
* Electronic Arts Inc.	39,364	1,028
* VMware Inc. Class A	12,504	1,028
DTE Energy Co.	14,512	1,026
* Discovery Communications Inc. Class A	12,841	1,024
Entergy Corp.	15,061	1,017
Perrigo Co.	8,168	1,016
Kansas City Southern	9,385	1,011
Robert Half International Inc.	27,134	1,010
Altera Corp.	28,323	1,007
Bunge Ltd.	13,056	992
JM Smucker Co.	8,781	988

Annaly Capital Management Inc.	82,350	982
* Dollar Tree Inc.	18,268	980
Avon Products Inc.	42,825	979
HCA Holdings Inc.	24,871	970
* Michael Kors Holdings Ltd.	14,400	970
Safeway Inc.	37,488	967
* Gartner Inc.	16,100	966
Fluor Corp.	15,405	964
ONEOK Inc.	18,006	953
DISH Network Corp. Class A	21,310	951
Best Buy Co. Inc.	31,572	950
General Growth Properties Inc.	45,643	947
MGE Energy Inc.	16,120	946
Whirlpool Corp.	7,059	945
Leucadia National Corp.	35,223	945
* TripAdvisor Inc.	12,568	943
MDU Resources Group Inc.	33,576	941
Clorox Co.	10,947	941
Ralph Lauren Corp. Class A	5,159	939
Abercrombie & Fitch Co.	18,764	936
* Concur Technologies Inc.	10,500	933
HollyFrontier Corp.	20,400	929
* BMC Software Inc.	20,025	921
* Teradata Corp.	15,536	918
Celanese Corp. Class A	18,941	910
PVH Corp.	6,888	908
* Hertz Global Holdings Inc.	35,421	907
* Onyx Pharmaceuticals Inc.	6,839	898
Eaton Vance Corp.	22,100	894
Republic Services Inc. Class A	26,278	891
Brown-Forman Corp. Class B	12,264	889
KLA-Tencor Corp.	15,092	885
Leggett & Platt Inc.	28,057	881
Darden Restaurants Inc.	17,941	880
* Red Hat Inc.	16,886	874
Coca-Cola Enterprises Inc.	23,240	872
* Alliance Data Systems Corp.	4,378	866
NVIDIA Corp.	59,948	865
Fidelity National Financial Inc. Class A	35,300	864
CA Inc.	29,050	864
FMC Corp.	12,978	859
* Delta Air Lines Inc.	40,365	857
* Cobalt International Energy Inc.	29,692	857
Service Corp. International	44,900	852
Wisconsin Energy Corp.	19,557	850
Sigma-Aldrich Corp.	10,157	849
Avago Technologies Ltd. Class A	23,129	848
Vulcan Materials Co.	17,860	843
Linear Technology Corp.	20,651	838
* Oshkosh Corp.	18,600	834
* Stericycle Inc.	7,131	827
* Armstrong World Industries Inc.	16,480	825
AO Smith Corp.	19,800	818
American Equity Investment Life Holding Co.	44,800	815
NYSE Euronext	19,302	814
* Henry Schein Inc.	7,791	809
Dr Pepper Snapple Group Inc.	17,173	803

L-3 Communications Holdings Inc.	8,595	801
XL Group plc Class A	25,351	795
* BioMarin Pharmaceutical Inc.	12,243	792
* JetBlue Airways Corp.	120,800	790
Hudson City Bancorp Inc.	82,391	788
Oceaneering International Inc.	9,700	787
* SBA Communications Corp. Class A	10,534	780
EastGroup Properties Inc.	12,500	773
Kimco Realty Corp.	34,226	772
* CIT Group Inc.	15,400	772
Sun Communities Inc.	15,900	770
* Charter Communications Inc. Class A	6,114	769
Quest Diagnostics Inc.	13,174	768
CBL & Associates Properties Inc.	33,600	765
Washington Post Co. Class B	1,421	764
* Equinix Inc.	4,227	758
Acadia Realty Trust	29,300	755
Rock Tenn Co. Class A	6,600	755
CH Robinson Worldwide Inc.	12,636	753
Rockwell Collins Inc.	10,558	751
Joy Global Inc.	15,135	749
American Capital Agency Corp.	33,194	748
* Akamai Technologies Inc.	15,802	746
Alcoa Inc.	93,518	743
NRG Energy Inc.	27,632	741
ADT Corp.	18,471	740
Ameren Corp.	20,667	740
* Affiliated Managers Group Inc.	4,083	736
Empire District Electric Co.	31,700	735
* CareFusion Corp.	18,858	727
Cintas Corp.	15,309	727
* TIBCO Software Inc.	29,100	726
Unum Group	22,903	725
Flowserve Corp.	12,666	718
Textron Inc.	26,170	717
Macerich Co.	11,521	715
CR Bard Inc.	6,229	714
* IHS Inc. Class A	6,500	714
* Laboratory Corp. of America Holdings	7,351	711
* Waters Corp.	7,025	709
Activision Blizzard Inc.	39,265	706
Expedia Inc.	14,968	705
CONSOL Energy Inc.	22,521	699
Plum Creek Timber Co. Inc.	14,283	697
Kilroy Realty Corp.	13,300	696
* Monster Beverage Corp.	11,400	695
Hillshire Brands Co.	19,593	690
Rayonier Inc.	11,800	690
Tompkins Financial Corp.	15,200	686
SL Green Realty Corp.	7,559	685
* CommVault Systems Inc.	8,100	684
Newell Rubbermaid Inc.	25,302	684
Helmerich & Payne Inc.	10,800	683
* Mohawk Industries Inc.	5,725	681
Huntington Bancshares Inc.	79,381	679
American Water Works Co. Inc.	15,856	677
* United Continental Holdings Inc.	19,400	676

* Verisk Analytics Inc. Class A	10,500	676
Expeditors International of Washington Inc.	16,695	673
Digital Realty Trust Inc.	12,111	670
Church & Dwight Co. Inc.	10,400	662
Core Laboratories NV	4,400	658
Campbell Soup Co.	14,063	658
H&R Block Inc.	20,875	656
Realty Income Corp.	15,075	654
Maxim Integrated Products Inc.	22,836	653
* Cheniere Energy Inc.	22,777	651
Polaris Industries Inc.	5,800	650
Westamerica Bancorporation	13,500	648
McCormick & Co. Inc.	9,042	647
* Brocade Communications Systems Inc.	97,200	647
Nielsen Holdings NV	19,307	645
* Constellation Brands Inc. Class A	12,347	643
Wyndham Worldwide Corp.	10,198	635
* Polycom Inc.	66,300	634
Scotts Miracle-Gro Co. Class A	12,600	633
* Navigators Group Inc.	10,900	632
* Lam Research Corp.	12,811	631
* Hilltop Holdings Inc.	37,000	630
* Varian Medical Systems Inc.	8,690	630
JB Hunt Transport Services Inc.	8,381	628
CMS Energy Corp.	22,348	626
* Alleghany Corp.	1,547	625
* Arch Capital Group Ltd.	11,510	623
* Informatica Corp.	16,200	618
* TRW Automotive Holdings Corp.	8,400	616
* Realogy Holdings Corp.	13,690	616
* Hospira Inc.	15,065	613
* CoreLogic Inc.	21,945	612
* Cree Inc.	8,715	609
Everest Re Group Ltd.	4,546	607
* Markel Corp.	1,145	607
Extra Space Storage Inc.	14,400	606
* VeriSign Inc.	12,566	601
* Lumber Liquidators Holdings Inc.	6,200	600
BOK Financial Corp.	9,000	600
* Genworth Financial Inc. Class A	46,074	599
* Louisiana-Pacific Corp.	36,500	593
Microchip Technology Inc.	14,930	593
PetSmart Inc.	8,078	591
* Calpine Corp.	29,484	590
International Flavors & Fragrances Inc.	7,309	590
Brink's Co.	22,000	588
* ANSYS Inc.	7,355	587
Cincinnati Financial Corp.	11,971	587
* Ulta Salon Cosmetics & Fragrance Inc.	5,800	585
Glimcher Realty Trust	52,000	584
Molson Coors Brewing Co. Class B	11,654	583
Tyson Foods Inc. Class A	21,098	583
* Yandex NV Class A	17,862	581
Pall Corp.	8,260	578
Equifax Inc.	9,097	575
Masco Corp.	27,987	574
Interpublic Group of Cos. Inc.	34,907	574

Federal Realty Investment Trust	5,450	574
* News Corp. Class A	35,970	573
LTC Properties Inc.	14,800	572
* B/E Aerospace Inc.	8,200	572
Corporate Office Properties Trust	22,400	571
Herbalife Ltd.	8,700	570
Pinnacle West Capital Corp.	9,640	568
Saul Centers Inc.	12,500	567
Ramco-Gershenson Properties Trust	36,600	567
* Trimble Navigation Ltd.	19,800	565
UDR Inc.	22,487	563
Washington REIT	20,800	559
Lear Corp.	8,071	559
* New York Times Co. Class A	45,800	558
Computer Sciences Corp.	11,690	557
* Lululemon Athletica Inc.	8,000	557
* MGIC Investment Corp.	72,600	555
Questcor Pharmaceuticals Inc.	8,300	555
Post Properties Inc.	11,900	554
Torchmark Corp.	7,750	551
Marvell Technology Group Ltd.	42,379	550
Hubbell Inc. Class B	5,100	547
Willis Group Holdings plc	12,761	546
Mack-Cali Realty Corp.	22,500	541
* Teledyne Technologies Inc.	6,744	541
Cimarex Energy Co.	7,041	538
Gannett Co. Inc.	20,877	538
DR Horton Inc.	26,690	536
GameStop Corp. Class A	10,916	536
TransDigm Group Inc.	3,700	535
Valley National Bancorp	51,684	535
Medical Properties Trust Inc.	36,600	534
Family Dollar Stores Inc.	7,743	532
Amdocs Ltd.	13,738	529
* Jarden Corp.	11,550	525
* Pharmacyclics Inc.	4,800	521
TCF Financial Corp.	34,125	520
ResMed Inc.	10,900	519
* Ocwen Financial Corp.	10,900	519
OGE Energy Corp.	13,800	516
SCANA Corp.	9,927	515
Ashland Inc.	5,929	515
Valspar Corp.	7,542	514
* FleetCor Technologies Inc.	5,721	514
Arthur J Gallagher & Co.	11,501	510
West Pharmaceutical Services Inc.	6,900	509
Tractor Supply Co.	4,200	509
Apartment Investment & Management Co. Class A	17,300	508
Camden Property Trust	7,148	504
* CBRE Group Inc. Class A	21,698	503
Snap-on Inc.	5,300	503
* NCR Corp.	13,914	501
MeadWestvaco Corp.	13,513	499
Fortune Brands Home & Security Inc.	12,050	498
* Oil States International Inc.	5,100	496
* Denbury Resources Inc.	28,326	496
Essex Property Trust Inc.	3,071	495

* Mettler-Toledo International Inc.	2,224	491
Chicago Bridge & Iron Co. NV	8,210	489
* NXP Semiconductor NV	14,900	486
Omnicare Inc.	9,208	486
* Owens Corning	12,300	486
* Tempur Sealy International Inc.	12,200	484
* Isis Pharmaceuticals Inc.	16,700	482
* Crown Holdings Inc.	10,941	480
Xylem Inc.	19,235	480
Universal Health Realty Income Trust	11,000	478
Warner Chilcott plc Class A	22,409	478
Brookline Bancorp Inc.	48,275	476
Lennar Corp. Class A	14,043	476
Iron Mountain Inc.	17,092	475
* Synopsys Inc.	12,819	475
Copa Holdings SA Class A	3,400	473
Ball Corp.	10,560	473
* Discovery Communications Inc.	6,503	473
First Republic Bank	10,897	471
Harris Corp.	8,238	470
* Riverbed Technology Inc.	30,000	469
* Hologic Inc.	20,400	463
* PulteGroup Inc.	27,596	459
* Whiting Petroleum Corp.	8,900	458
* Superior Energy Services Inc.	17,835	457
Geo Group Inc.	13,132	456
* NVR Inc.	491	454
AGL Resources Inc.	9,900	453
Investors Real Estate Trust	52,300	452
* Standard Pacific Corp.	55,000	450
Universal Health Services Inc. Class B	6,428	450
* Sensata Technologies Holding NV	11,950	449
* 3D Systems Corp.	9,500	449
* Apollo Group Inc. Class A	24,575	448
Towers Watson & Co. Class A	5,300	446
Signet Jewelers Ltd.	6,100	446
Safety Insurance Group Inc.	8,275	445
Windstream Corp.	53,196	444
Energizer Holdings Inc.	4,360	444
* Flextronics International Ltd.	51,225	444
* Arrow Electronics Inc.	9,682	442
PartnerRe Ltd.	4,924	441
Cullen/Frost Bankers Inc.	6,100	439
* Kindred Healthcare Inc.	28,400	436
Packaging Corp. of America	8,100	436
* Tenet Healthcare Corp.	9,750	435
* tw telecom inc Class A	14,600	435
* Rackspace Hosting Inc.	9,600	435
International Game Technology	23,505	434
Manpowergroup Inc.	6,454	432
* WR Grace & Co.	5,600	430
Axis Capital Holdings Ltd.	9,862	430
Scripps Networks Interactive Inc. Class A	6,065	429
* MGM Resorts International	26,302	429
Teleflex Inc.	5,400	429
* Sprint Corp.	71,721	427
Garmin Ltd.	10,636	426

Inland Real Estate Corp.	41,275	425
* Under Armour Inc. Class A	6,300	423
DENTSPLY International Inc.	9,855	423
Advance Auto Parts Inc.	5,100	421
Hormel Foods Corp.	9,875	418
* Urban Outfitters Inc.	9,817	418
Albemarle Corp.	6,700	415
Redwood Trust Inc.	24,500	415
Minerals Technologies Inc.	9,000	414
Peabody Energy Corp.	24,972	414
Alliant Energy Corp.	7,777	412
Community Health Systems Inc.	8,926	411
* Workday Inc. Class A	5,965	407
Airgas Inc.	3,937	406
Hasbro Inc.	8,829	406
Toro Co.	8,200	404
Waste Connections Inc.	9,300	402
Foot Locker Inc.	11,133	402
Raymond James Financial Inc.	9,100	401
* Avnet Inc.	10,643	401
BGC Partners Inc. Class A	63,800	401
Regency Centers Corp.	7,586	400
Senior Housing Properties Trust	15,859	399
* Smithfield Foods Inc.	12,003	399
Black Hills Corp.	7,500	398
Taubman Centers Inc.	5,413	396
* Skyworks Solutions Inc.	16,500	396
IDACORP Inc.	7,500	396
* WPX Energy Inc.	20,599	396
Integrys Energy Group Inc.	6,300	396
* Fossil Group Inc.	3,600	396
Pepco Holdings Inc.	19,195	394
Capstead Mortgage Corp.	33,200	392
* IDEXX Laboratories Inc.	4,000	392
* AMC Networks Inc. Class A	5,734	391
Portland General Electric Co.	12,300	390
Westar Energy Inc.	11,600	390
Duke Realty Corp.	23,652	390
* Portfolio Recovery Associates Inc.	2,600	388
Sealed Air Corp.	14,189	387
Royal Caribbean Cruises Ltd.	10,107	385
TD Ameritrade Holding Corp.	14,231	385
* Starz	16,987	383
Cooper Tire & Rubber Co.	11,400	382
Jack Henry & Associates Inc.	7,900	382
* Texas Industries Inc.	6,100	379
* Oasis Petroleum Inc.	9,000	378
* United Rentals Inc.	6,600	378
Liberty Property Trust	9,896	378
IDEX Corp.	6,300	376
Nabors Industries Ltd.	24,411	376
Sensient Technologies Corp.	8,500	374
* SINA Corp.	5,400	372
QEP Resources Inc.	12,199	372
Community Trust Bancorp Inc.	9,300	371
SY Bancorp Inc.	13,400	370
* Alkermes plc	11,000	369

*	Sally Beauty Holdings Inc.	12,100	369
	Regal-Beloit Corp.	5,700	369
	Invesco Mortgage Capital Inc.	22,400	368
	Alexandria Real Estate Equities Inc.	5,371	368
	Reinsurance Group of America Inc. Class A	5,400	368
*	Cadence Design Systems Inc.	25,165	367
*	Nuance Communications Inc.	19,500	366
	CNO Financial Group Inc.	25,600	366
*	Dresser-Rand Group Inc.	6,000	365
	Reliance Steel & Aluminum Co.	5,200	365
*	Graphic Packaging Holding Co.	42,400	365
	ALLETE Inc.	6,800	365
	Zions Bancorporation	12,282	364
	NV Energy Inc.	15,400	364
	Hospitality Properties Trust	12,768	364
*	Owens-Illinois Inc.	12,150	361
	UNS Energy Corp.	7,100	361
*	MSCI Inc. Class A	10,300	361
	People's United Financial Inc.	24,024	360
	AGCO Corp.	6,400	360
	American National Insurance Co.	3,200	360
	Nu Skin Enterprises Inc. Class A	4,300	360
*	Quanta Services Inc.	13,400	359
	Questar Corp.	15,025	358
	Starwood Property Trust Inc.	14,105	358
*	Ariad Pharmaceuticals Inc.	19,241	357
*	WEX Inc.	4,100	356
*	WABCO Holdings Inc.	4,500	356
	Dun & Bradstreet Corp.	3,430	355
	Donaldson Co. Inc.	9,800	355
	GNC Holdings Inc. Class A	6,700	354
	Cliffs Natural Resources Inc.	18,073	353
^,* InterOil Corp.		4,100	351
*	Continental Resources Inc.	3,806	351
	KBR Inc.	11,200	350
	Frontier Communications Corp.	80,302	350
*	AECOM Technology Corp.	10,300	349
*	Hyatt Hotels Corp. Class A	7,700	348
*	LSI Corp.	44,666	348
*	Salix Pharmaceuticals Ltd.	4,700	347
	Weis Markets Inc.	6,900	347
	Gentex Corp.	15,239	344
	PolyOne Corp.	11,900	344
	National Fuel Gas Co.	5,300	344
*	Cabela's Inc.	5,000	343
*	Euronet Worldwide Inc.	9,300	342
	Avery Dennison Corp.	7,630	341
	Southern Copper Corp.	13,069	341
*	Goodyear Tire & Rubber Co.	18,400	340
	Hanover Insurance Group Inc.	6,300	339
*	Neogen Corp.	6,000	339
*	Ultimate Software Group Inc.	2,500	338
	Patterson-UTI Energy Inc.	16,959	335
*	eHealth Inc.	10,900	335
*	Panera Bread Co. Class A	2,000	334
	Belden Inc.	5,700	334
	NorthWestern Corp.	7,900	333

* First Solar Inc.	6,770	333
* Jack in the Box Inc.	8,300	333
Corrections Corp. of America	10,007	331
* NetSuite Inc.	3,519	330
* Cubist Pharmaceuticals Inc.	5,300	330
* Health Management Associates Inc. Class A	24,500	330
Cleco Corp.	6,800	330
Urstadt Biddle Properties Inc. Class A	15,610	330
Great Plains Energy Inc.	13,600	329
* Toll Brothers Inc.	9,972	328
Timken Co.	5,600	327
National Retail Properties Inc.	9,305	326
IAC/InterActiveCorp	6,419	325
WP Carey Inc.	4,600	325
BioMed Realty Trust Inc.	15,697	324
* Allscripts Healthcare Solutions Inc.	20,500	324
Eagle Materials Inc.	4,800	324
SM Energy Co.	4,700	323
RPM International Inc.	9,100	321
* Signature Bank	3,500	320
Acuity Brands Inc.	3,700	320
* Teradyne Inc.	19,400	320
Arrow Financial Corp.	12,144	320
* Level 3 Communications Inc.	14,500	320
Bristow Group Inc.	4,700	320
STERIS Corp.	7,100	320
* Rowan Cos. plc Class A	9,288	319
* Alaska Air Group Inc.	5,200	318
Energen Corp.	5,300	317
HCC Insurance Holdings Inc.	7,100	316
FirstMerit Corp.	14,058	315
Applied Industrial Technologies Inc.	6,000	313
* Kirby Corp.	3,700	313
* Iconix Brand Group Inc.	9,500	312
Dunkin' Brands Group Inc.	7,218	312
Waddell & Reed Financial Inc. Class A	6,100	311
Diamond Offshore Drilling Inc.	4,618	311
UGI Corp.	7,400	311
Montpelier Re Holdings Ltd.	11,500	311
Flowers Foods Inc.	13,500	310
Ingredion Inc.	4,600	309
Martin Marietta Materials Inc.	3,100	309
NASDAQ OMX Group Inc.	9,500	308
Plantronics Inc.	6,600	307
Triumph Group Inc.	3,900	306
United States Steel Corp.	17,631	306
* Howard Hughes Corp.	2,800	306
FactSet Research Systems Inc.	2,800	306
* Covance Inc.	3,700	305
HB Fuller Co.	7,600	305
* JC Penney Co. Inc.	20,834	304
WR Berkley Corp.	7,176	304
Worthington Industries Inc.	8,500	304
Cracker Barrel Old Country Store Inc.	3,100	303
* Hexcel Corp.	8,600	303
Washington Federal Inc.	13,900	302
URS Corp.	6,500	302

* MEDNAX Inc.	3,100	302
Six Flags Entertainment Corp.	8,200	302
Solera Holdings Inc.	5,300	302
Aspen Insurance Holdings Ltd.	8,000	300
WD-40 Co.	5,200	299
Cato Corp. Class A	10,600	298
* DexCom Inc.	13,700	298
Lazard Ltd. Class A	8,200	298
* Gulfport Energy Corp.	5,600	298
Teekay Corp.	7,500	298
* Avis Budget Group Inc.	9,400	297
EMCOR Group Inc.	7,200	297
* Myriad Genetics Inc.	10,000	297
Kaydon Corp.	10,200	297
Associated Banc-Corp	17,500	296
Allegheny Technologies Inc.	10,743	296
* Genesee & Wyoming Inc. Class A	3,300	296
CBOE Holdings Inc.	5,900	296
Williams-Sonoma Inc.	5,000	294
Allied World Assurance Co. Holdings AG	3,100	293
* United Natural Foods Inc.	5,000	293
T-Mobile US Inc.	12,152	293
* Copart Inc.	9,000	293
DDR Corp.	17,100	292
Babcock & Wilcox Co.	9,550	292
Rockwood Holdings Inc.	4,300	291
Bemis Co. Inc.	7,060	291
Wabtec Corp.	5,000	290
SPX Corp.	3,799	290
* Visteon Corp.	4,400	290
* Lions Gate Entertainment Corp.	8,900	290
American Financial Group Inc.	5,600	289
* Medivation Inc.	5,000	289
* Theravance Inc.	7,500	289
* VeriFone Systems Inc.	15,100	288
Aqua America Inc.	8,500	288
Brunswick Corp.	7,600	287
RLJ Lodging Trust	11,800	286
MSC Industrial Direct Co. Inc. Class A	3,500	283
* HMS Holdings Corp.	11,700	283
Jones Lang LaSalle Inc.	3,100	282
BRE Properties Inc.	5,300	281
* ON Semiconductor Corp.	34,000	280
* E*TRADE Financial Corp.	18,800	280
* athenahealth Inc.	2,500	280
Bob Evans Farms Inc.	5,500	280
Graco Inc.	4,000	279
Global Payments Inc.	6,000	278
Lincoln Electric Holdings Inc.	4,700	277
Protective Life Corp.	6,400	277
* Rite Aid Corp.	92,400	277
* Endo Health Solutions Inc.	7,200	277
* United Therapeutics Corp.	3,700	277
HSN Inc.	4,600	276
* AutoNation Inc.	5,766	276
* Colfax Corp.	5,201	276
Huntington Ingalls Industries Inc.	4,429	275

Nordson Corp.	3,800	274
Western Refining Inc.	9,100	274
SAIC Inc.	17,876	273
Total System Services Inc.	9,935	272
Compass Minerals International Inc.	3,600	272
American Eagle Outfitters Inc.	13,743	270
FLIR Systems Inc.	8,300	270
Genpact Ltd.	13,200	269
* Old Dominion Freight Line Inc.	6,150	269
* CoStar Group Inc.	1,700	266
ITC Holdings Corp.	2,900	266
* Stratasys Ltd.	3,000	266
Carlisle Cos. Inc.	3,900	264
* Atmel Corp.	33,400	264
* Dril-Quip Inc.	2,900	264
Weingarten Realty Investors	8,400	263
Deluxe Corp.	6,400	262
DST Systems Inc.	3,747	262
Assurant Inc.	4,838	262
SJW Corp.	9,380	262
* Chart Industries Inc.	2,300	262
American Campus Communities Inc.	6,800	261
Pitney Bowes Inc.	15,747	260
* Penn National Gaming Inc.	5,200	260
* Ultra Petroleum Corp.	11,955	259
Wolverine World Wide Inc.	4,500	259
Vector Group Ltd.	15,524	258
White Mountains Insurance Group Ltd.	431	258
Carter's Inc.	3,600	257
* Ascena Retail Group Inc.	13,400	256
Commerce Bancshares Inc.	5,593	255
* Mallinckrodt plc	5,543	254
* Live Nation Entertainment Inc.	15,500	254
Tupperware Brands Corp.	3,000	253
Steel Dynamics Inc.	16,200	252
Lennox International Inc.	3,500	251
Valmont Industries Inc.	1,800	251
Aptargroup Inc.	4,300	251
* Middleby Corp.	1,400	251
Domino's Pizza Inc.	4,000	250
Snyders-Lance Inc.	7,900	250
Crane Co.	4,100	250
Cytec Industries Inc.	3,200	249
CommonWealth REIT	10,800	249
MAXIMUS Inc.	6,600	248
* Lamar Advertising Co. Class A	5,727	248
Atmos Energy Corp.	5,600	248
* ViaSat Inc.	3,700	247
Dick's Sporting Goods Inc.	4,800	247
MercadoLibre Inc.	2,100	247
Jabil Circuit Inc.	10,719	246
* LifePoint Hospitals Inc.	5,000	246
* Pandora Media Inc.	13,400	246
ProAssurance Corp.	4,590	246
Brandywine Realty Trust	17,600	245
UMB Financial Corp.	4,100	245
* Life Time Fitness Inc.	4,600	245

* Haemonetics Corp.	5,800	245
* MICROS Systems Inc.	5,000	244
* Moog Inc. Class A	4,300	242
* Brookdale Senior Living Inc. Class A	8,300	242
UIL Holdings Corp.	5,900	241
* Hain Celestial Group Inc.	3,300	241
* Prestige Brands Holdings Inc.	7,100	241
Northwest Bancshares Inc.	17,400	240
* Veeco Instruments Inc.	6,900	240
* Seattle Genetics Inc.	5,900	239
Omega Healthcare Investors Inc.	7,500	239
Ryland Group Inc.	5,900	239
Axiall Corp.	5,400	238
East West Bancorp Inc.	7,700	237
* Clean Harbors Inc.	4,200	237
Piedmont Office Realty Trust Inc. Class A	13,100	237
* Esterline Technologies Corp.	2,900	236
Ryman Hospitality Properties Inc.	6,337	236
* Fifth & Pacific Cos. Inc.	9,900	236
DCT Industrial Trust Inc.	31,300	235
Old Republic International Corp.	16,267	235
* Jazz Pharmaceuticals plc	3,100	234
* Newfield Exploration Co.	9,501	234
* Vishay Intertechnology Inc.	16,200	233
Actuant Corp. Class A	6,600	233
* Progress Software Corp.	9,100	233
Choice Hotels International Inc.	5,600	233
Curtiss-Wright Corp.	5,700	232
Endurance Specialty Holdings Ltd.	4,400	232
SEI Investments Co.	7,317	231
KB Home	13,000	231
* Saks Inc.	14,400	231
* Acxiom Corp.	8,900	229
* Navistar International Corp.	6,700	229
CapitalSource Inc.	18,900	229
CARBO Ceramics Inc.	2,600	228
* Nektar Therapeutics	20,300	228
Fresh Del Monte Produce Inc.	8,100	228
* Centene Corp.	4,100	227
* VCA Antech Inc.	7,900	227
Convergys Corp.	12,000	227
PS Business Parks Inc.	3,100	227
Sonoco Products Co.	5,900	227
* SVB Financial Group	2,600	227
* Sirona Dental Systems Inc.	3,200	226
Casey's General Stores Inc.	3,400	225
* Sonus Networks Inc.	65,800	225
Avista Corp.	7,800	224
* NeuStar Inc. Class A	4,000	224
* Madison Square Garden Co. Class A	3,800	224
Watsco Inc.	2,400	224
Assured Guaranty Ltd.	10,300	223
Hancock Holding Co.	6,800	223
First Financial Bankshares Inc.	3,600	222
Silgan Holdings Inc.	4,584	221
Universal Corp.	3,600	221
Power Integrations Inc.	4,000	221

RR Donnelley & Sons Co.	11,613	221
* WESCO International Inc.	2,900	220
* WellCare Health Plans Inc.	3,600	220
RenaissanceRe Holdings Ltd.	2,524	220
* News Corp. Class B	13,640	219
Lexington Realty Trust	17,500	219
Harman International Industries Inc.	3,612	219
* Terex Corp.	7,402	218
NewMarket Corp.	800	218
Synovus Financial Corp.	65,400	218
Royal Gold Inc.	4,200	217
Home Properties Inc.	3,400	217
* Dean Foods Co.	19,900	217
* PTC Inc.	8,000	217
Cablevision Systems Corp. Class A	11,540	216
* Bally Technologies Inc.	3,000	215
Platinum Underwriters Holdings Ltd.	3,700	215
* Aspen Technology Inc.	6,600	215
Vail Resorts Inc.	3,200	214
* Atwood Oceanics Inc.	3,800	214
* TrueBlue Inc.	8,000	214
Morningstar Inc.	2,800	213
Cabot Corp.	5,200	213
* ACI Worldwide Inc.	4,500	213
Brady Corp. Class A	6,400	213
Harris Teeter Supermarkets Inc.	4,300	211
Bank of Hawaii Corp.	3,800	211
SEACOR Holdings Inc.	2,400	210
Two Harbors Investment Corp.	20,900	210
First Citizens BancShares Inc. Class A	1,000	210
* Dealertrack Technologies Inc.	5,600	209
* SolarWinds Inc.	5,900	209
MFA Financial Inc.	26,200	209
* Shutterfly Inc.	3,900	209
* Tyler Technologies Inc.	2,800	209
* Meritage Homes Corp.	4,600	208
Lancaster Colony Corp.	2,500	208
* Bio-Rad Laboratories Inc. Class A	1,700	207
* Alere Inc.	6,200	207
* Cornerstone OnDemand Inc.	4,700	207
* JDS Uniphase Corp.	14,100	207
First American Financial Corp.	9,100	207
Covanta Holding Corp.	9,900	206
* Advanced Micro Devices Inc.	54,506	205
* Clearwater Paper Corp.	4,200	205
Hawaiian Electric Industries Inc.	7,700	205
* Coeur Mining Inc.	15,300	205
* Fortinet Inc.	9,600	204
Cinemark Holdings Inc.	7,000	204
* USG Corp.	8,100	204
Healthcare Realty Trust Inc.	7,900	203
AOL Inc.	5,491	202
StanCorp Financial Group Inc.	3,800	202
* Acorda Therapeutics Inc.	5,300	201
Penske Automotive Group Inc.	5,400	201
Landstar System Inc.	3,700	200
Huntsman Corp.	11,100	200

Littelfuse Inc.	2,500	200
* Sohu.com Inc.	3,200	200
* World Acceptance Corp.	2,400	200
Meredith Corp.	4,200	200
Kemper Corp.	5,700	199
* Incyte Corp. Ltd.	8,500	199
* Outerwall Inc.	3,600	199
Dana Holding Corp.	9,100	199
GATX Corp.	4,400	199
United Stationers Inc.	4,800	199
CVR Energy Inc.	4,200	198
Capitol Federal Financial Inc.	15,700	198
Northwest Natural Gas Co.	4,500	198
* Microsemi Corp.	8,000	197
* Key Energy Services Inc.	31,100	197
* Team Health Holdings Inc.	4,900	197
* Liberty Ventures Class A	2,185	196
Hillenbrand Inc.	7,900	196
* Fairchild Semiconductor International Inc. Class A	15,500	196
South Jersey Industries Inc.	3,200	196
* Spirit Aerosystems Holdings Inc. Class A	7,700	195
Domtar Corp.	2,800	195
Southwest Gas Corp.	3,900	194
* Tetra Tech Inc.	8,200	194
Sovran Self Storage Inc.	2,800	193
* Tenneco Inc.	4,000	193
Harsco Corp.	7,500	193
* PAREXEL International Corp.	3,900	193
* Darling International Inc.	9,500	193
Douglas Emmett Inc.	7,700	193
Rent-A-Center Inc.	4,800	192
City National Corp.	2,757	192
Colonial Properties Trust	7,900	191
PriceSmart Inc.	2,100	191
* Anixter International Inc.	2,300	191
* BroadSoft Inc.	6,400	191
John Wiley & Sons Inc. Class A	4,200	190
Radian Group Inc.	13,400	188
* Ingram Micro Inc.	8,200	187
* Rosetta Resources Inc.	4,100	187
EPR Properties	3,700	186
* Silicon Graphics International Corp.	9,900	186
Rollins Inc.	7,300	186
* International Rectifier Corp.	7,700	186
* St. Joe Co.	8,179	186
* Align Technology Inc.	4,300	185
Trinity Industries Inc.	4,700	185
* Splunk Inc.	3,700	185
Chico's FAS Inc.	10,800	185
* Altisource Portfolio Solutions SA	1,500	185
* SS&C Technologies Holdings Inc.	5,168	185
Telephone & Data Systems Inc.	6,973	185
Tanger Factory Outlet Centers	5,700	185
* Zebra Technologies Corp.	4,000	185
* Alnylam Pharmaceuticals Inc.	4,000	185
Community Bank System Inc.	5,500	184
* Popular Inc.	5,598	184

Wintrust Financial Corp.	4,500	184
Lexmark International Inc. Class A	4,900	184
* Magellan Health Services Inc.	3,200	183
Tidewater Inc.	3,100	183
Susquehanna Bancshares Inc.	13,700	182
Kennametal Inc.	4,200	182
* PDC Energy Inc.	3,300	182
* QLIK Technologies Inc.	5,800	182
National Health Investors Inc.	2,900	182
CubeSmart	11,200	181
Highwoods Properties Inc.	5,000	181
Loral Space & Communications Inc.	2,900	181
* Hittite Microwave Corp.	2,900	181
* Infinera Corp.	16,600	181
Brinker International Inc.	4,500	181
* Steven Madden Ltd.	3,500	180
EnerSys Inc.	3,400	180
Laclede Group Inc.	3,900	179
Chimera Investment Corp.	60,000	179
* Ciena Corp.	8,100	179
Fulton Financial Corp.	14,100	178
First Horizon National Corp.	14,376	177
* MBIA Inc.	13,100	177
Broadridge Financial Solutions Inc.	6,095	176
Owens & Minor Inc.	4,900	176
* C&J Energy Services Inc.	9,100	176
* Unit Corp.	3,900	176
First Niagara Financial Group Inc.	16,400	175
Trustmark Corp.	6,500	175
Guess? Inc.	5,200	175
World Fuel Services Corp.	4,500	174
Hill-Rom Holdings Inc.	4,700	174
* Allied Nevada Gold Corp.	26,100	174
Diebold Inc.	5,326	174
* WebMD Health Corp.	5,257	174
* Sourcefire Inc.	2,300	173
Cathay General Bancorp	7,300	173
* HealthSouth Corp.	5,320	173
* CST Brands Inc.	5,284	172
Prosperity Bancshares Inc.	2,900	171
* Rofin-Sinar Technologies Inc.	7,400	171
Sotheby's	3,800	171
Iberiabank Corp.	2,900	171
* DigitalGlobe Inc.	5,254	170
WGL Holdings Inc.	3,700	170
Mine Safety Appliances Co.	3,200	170
Interval Leisure Group Inc.	7,900	170
* Kodiak Oil & Gas Corp.	17,500	170
Mid-America Apartment Communities Inc.	2,500	169
* Charles River Laboratories International Inc.	3,700	169
Intersil Corp. Class A	16,500	168
MDC Holdings Inc.	5,300	168
Thor Industries Inc.	3,100	168
* SunEdison Inc.	16,600	167
* Semtech Corp.	5,500	166
* ValueClick Inc.	6,800	166
Webster Financial Corp.	6,100	166

Con-way Inc.	4,000	166
* Stifel Financial Corp.	4,400	166
Cheesecake Factory Inc.	3,900	166
Glacier Bancorp Inc.	6,800	166
Regis Corp.	9,500	165
* MasTec Inc.	5,000	165
CLARCOR Inc.	3,000	165
* Alexander & Baldwin Inc.	3,700	164
Corporate Executive Board Co.	2,400	162
Equity Lifestyle Properties Inc.	4,200	162
* Sunstone Hotel Investors Inc.	12,439	161
National Instruments Corp.	5,700	161
* Hub Group Inc. Class A	4,200	161
Dillard's Inc. Class A	1,900	160
Erie Indemnity Co. Class A	1,995	160
Manitowoc Co. Inc.	7,800	160
* CACI International Inc. Class A	2,400	159
* InvenSense Inc.	9,000	159
* Manhattan Associates Inc.	1,800	159
* McDermott International Inc.	18,377	159
* SandRidge Energy Inc.	29,300	159
* Mobile Mini Inc.	4,600	159
El Paso Electric Co.	4,200	159
* DreamWorks Animation SKG Inc. Class A	6,400	158
Validus Holdings Ltd.	4,465	158
* Enstar Group Ltd.	1,100	158
Blackbaud Inc.	4,500	158
* ViroPharma Inc.	4,600	158
* SunPower Corp. Class A	5,700	158
AAON Inc.	7,300	157
* Medidata Solutions Inc.	1,700	157
Carpenter Technology Corp.	3,000	157
Watts Water Technologies Inc. Class A	3,000	157
* PMC - Sierra Inc.	23,700	157
* TreeHouse Foods Inc.	2,200	156
Generac Holdings Inc.	3,600	156
* Select Comfort Corp.	6,800	155
* QLogic Corp.	14,100	155
* NuVasive Inc.	6,800	155
Pier 1 Imports Inc.	6,600	155
FEI Co.	2,000	155
Aaron's Inc.	5,400	155
DiamondRock Hospitality Co.	15,900	154
Potlatch Corp.	3,500	154
Mentor Graphics Corp.	7,500	154
Otter Tail Corp.	5,000	153
Group 1 Automotive Inc.	2,100	153
ABM Industries Inc.	5,900	153
Regal Entertainment Group Class A	8,100	153
Arbitron Inc.	3,300	152
Woodward Inc.	3,700	151
Olin Corp.	6,200	151
Syntel Inc.	2,100	151
* Silicon Image Inc.	26,200	150
Park National Corp.	1,900	150
* Helix Energy Solutions Group Inc.	5,900	150
Burger King Worldwide Inc.	7,800	150

* Cosan Ltd.	9,300	150
ITT Corp.	4,767	149
Cogent Communications Group Inc.	5,200	149
* Silicon Laboratories Inc.	3,800	148
Lender Processing Services Inc.	4,533	148
Wendy's Co.	20,828	148
Ryder System Inc.	2,387	148
* HomeAway Inc.	4,900	148
* Health Net Inc.	4,800	147
* ARRIS Group Inc.	9,768	147
* Itron Inc.	3,400	147
* NII Holdings Inc.	20,387	146
* Sears Holdings Corp.	3,194	146
* ExlService Holdings Inc.	5,200	146
* Swift Energy Co.	11,400	145
Barnes Group Inc.	4,400	145
LPL Financial Holdings Inc.	3,800	145
DSW Inc. Class A	1,900	144
Symetra Financial Corp.	8,000	144
* Tech Data Corp.	2,800	144
UTi Worldwide Inc.	8,700	144
Cognex Corp.	2,700	143
* MannKind Corp.	18,500	143
* MWI Veterinary Supply Inc.	1,000	142
* SUPERVALU Inc.	17,697	142
First Industrial Realty Trust Inc.	8,651	142
* II-VI Inc.	8,000	141
* Parker Drilling Co.	23,300	141
* InterXion Holding NV	5,600	141
Exelis Inc.	9,535	141
* OSI Systems Inc.	2,000	141
Forrester Research Inc.	4,000	140
Techne Corp.	1,900	140
* American Axle & Manufacturing Holdings Inc.	7,200	140
* Gran Tierra Energy Inc.	22,700	140
Werner Enterprises Inc.	5,800	140
B&G Foods Inc.	4,000	139
* ScanSource Inc.	3,900	139
* Beacon Roofing Supply Inc.	3,400	139
* Atlas Air Worldwide Holdings Inc.	3,100	138
Greif Inc. Class A	2,500	138
Piedmont Natural Gas Co. Inc.	4,000	138
Monro Muffler Brake Inc.	3,200	138
HNI Corp.	3,600	137
* Insulet Corp.	4,300	137
Targa Resources Corp.	2,000	136
SemGroup Corp. Class A	2,400	135
CVB Financial Corp.	10,300	135
LaSalle Hotel Properties	5,000	135
* Buffalo Wild Wings Inc.	1,300	135
PrivateBancorp Inc.	5,700	134
PNM Resources Inc.	5,700	134
* WhiteWave Foods Co. Class B	7,239	134
* Sapient Corp.	9,700	133
Federated Investors Inc. Class B	4,579	133
* Foster Wheeler AG	6,175	132
ADTRAN Inc.	5,000	132

Pool Corp.	2,500	132
* OmniVision Technologies Inc.	8,100	132
* Basic Energy Services Inc.	11,500	132
* Zynga Inc. Class A	44,000	131
* Green Dot Corp. Class A	5,600	130
MKS Instruments Inc.	4,800	130
Schweitzer-Mauduit International Inc.	2,400	130
New Jersey Resources Corp.	2,900	130
* Orbital Sciences Corp.	7,000	130
Advent Software Inc.	4,400	129
Quanex Building Products Corp.	7,600	129
* Advisory Board Co.	2,200	129
* AerCap Holdings NV	7,365	129
* Hibbett Sports Inc.	2,200	129
* Cepheid Inc.	3,700	129
* Rovi Corp.	5,699	128
* VistaPrint NV	2,500	127
UniFirst Corp.	1,300	127
Chemed Corp.	1,800	127
* Medicines Co.	4,100	127
Herman Miller Inc.	4,500	126
Umpqua Holdings Corp.	7,500	126
Mueller Industries Inc.	2,300	126
Energy XXI Bermuda Ltd.	4,700	126
* Integrated Device Technology Inc.	14,000	126
* Deckers Outdoor Corp.	2,300	126
Healthcare Services Group Inc.	5,100	126
Commercial Metals Co.	8,100	125
Balchem Corp.	2,500	124
AMERCO	746	124
Hyster-Yale Materials Handling Inc.	1,900	124
Home BancShares Inc.	4,500	123
Buckeye Technologies Inc.	3,300	123
Compuware Corp.	10,822	123
Pebblebrook Hotel Trust	4,600	123
Hatteras Financial Corp.	6,100	123
KAR Auction Services Inc.	4,800	122
* Alpha Natural Resources Inc.	22,390	122
IPG Photonics Corp.	2,000	122
FNB Corp.	9,600	121
ManTech International Corp. Class A	4,100	121
Comstock Resources Inc.	7,200	121
* Orient-Express Hotels Ltd. Class A	9,600	120
Sanderson Farms Inc.	1,700	120
BancorpSouth Inc.	6,100	120
General Cable Corp.	3,800	120
Old National Bancorp	8,300	120
Independent Bank Corp.	3,200	119
KapStone Paper and Packaging Corp.	2,700	119
Consolidated Communications Holdings Inc.	6,800	119
* ANN Inc.	3,500	119
Pennsylvania REIT	5,714	118
* Texas Capital Bancshares Inc.	2,600	118
* Impax Laboratories Inc.	5,700	118
New Residential Investment Corp.	17,800	118
* Forest City Enterprises Inc. Class A	6,727	118
* Bio-Reference Labs Inc.	4,400	118

National Penn Bancshares Inc.	10,900	118
* First Cash Financial Services Inc.	2,200	117
* Exelixis Inc.	23,018	117
* Hornbeck Offshore Services Inc.	2,200	116
Chemical Financial Corp.	3,900	116
* Chemtura Corp.	5,200	116
Men's Wearhouse Inc.	2,900	116
* Big Lots Inc.	3,200	116
* Newpark Resources Inc.	10,100	116
Granite Construction Inc.	3,800	115
Westlake Chemical Corp.	1,100	114
Berry Petroleum Co. Class A	2,800	114
MTS Systems Corp.	1,800	113
* On Assignment Inc.	3,700	113
Mercury General Corp.	2,555	113
Gold Resource Corp.	14,200	113
Selective Insurance Group Inc.	4,600	112
Delek US Holdings Inc.	3,700	112
* Rexnord Corp.	5,900	112
Dolby Laboratories Inc. Class A	3,400	112
ARMOUR Residential REIT Inc.	25,000	112
Micrel Inc.	10,500	111
* Accuray Inc.	17,900	111
* Liquidity Services Inc.	3,900	111
* Verint Systems Inc.	3,100	111
* Carrizo Oil & Gas Inc.	3,500	111
NACCO Industries Inc. Class A	1,800	110
* Navigant Consulting Inc.	8,200	110
* Office Depot Inc.	25,400	110
Fair Isaac Corp.	2,200	110
* Conn's Inc.	1,700	110
First Financial Bancorp	6,800	110
* Cyberonics Inc.	2,100	109
* Arena Pharmaceuticals Inc.	15,700	109
NorthStar Realty Finance Corp.	11,100	109
* Take-Two Interactive Software Inc.	6,200	109
National CineMedia Inc.	6,000	109
* OpenTable Inc.	1,700	108
* Electronics for Imaging Inc.	3,600	108
* Strategic Hotels & Resorts Inc.	12,200	108
* FTI Consulting Inc.	2,900	108
Stepan Co.	1,800	108
Gulf Island Fabrication Inc.	4,351	108
* Walter Investment Management Corp.	2,700	107
* Trimas Corp.	2,900	107
Aircastle Ltd.	6,100	107
United States Cellular Corp.	2,700	107
* TriQuint Semiconductor Inc.	13,400	107
Brown Shoe Co. Inc.	4,500	107
* ATMI Inc.	4,300	107
HEICO Corp.	1,875	107
* Pioneer Energy Services Corp.	15,700	106
* Western Alliance Bancorp	6,000	106
Buckle Inc.	1,900	106
City Holding Co.	2,400	106
Seaspan Corp.	5,000	106
WesBanco Inc.	3,600	106

* Vitamin Shoppe Inc.	2,200	106
Molex Inc.	3,541	106
* Move Inc.	7,600	106
DeVry Inc.	3,500	105
* Thoratec Corp.	3,200	105
* Plexus Corp.	3,000	105
Masimo Corp.	4,500	105
Matson Inc.	3,700	105
* Matrix Service Co.	6,600	105
Tronox Ltd. Class A	4,800	104
* Synaptics Inc.	2,600	104
* TFS Financial Corp.	8,900	104
NBT Bancorp Inc.	4,600	104
Dorman Products Inc.	2,200	104
* Alliance One International Inc.	27,100	103
Newcastle Investment Corp.	17,800	103
* Elizabeth Arden Inc.	2,500	103
Tower Group International Ltd.	4,688	103
* Finisar Corp.	5,300	102
* Resolute Forest Products Inc.	6,700	102
Kaman Corp.	2,700	102
Coherent Inc.	1,800	102
* Amsurg Corp. Class A	2,600	102
* Express Inc.	4,500	101
* Universal Display Corp.	3,500	101
Andersons Inc.	1,700	101
* Polypore International Inc.	2,400	101
j2 Global Inc.	2,200	101
Tessera Technologies Inc.	5,000	100
G&K Services Inc. Class A	1,900	100
* Halcon Resources Corp.	18,300	100
* Cadence Pharmaceuticals Inc.	13,400	100
* Pinnacle Financial Partners Inc.	3,500	100
* Acadia Healthcare Co. Inc.	2,700	100
* Credit Acceptance Corp.	883	99
Simpson Manufacturing Co. Inc.	3,000	99
RLI Corp.	1,200	99
Meridian Bioscience Inc.	4,000	99
* RBC Bearings Inc.	1,800	99
Gulfmark Offshore Inc.	2,000	99
* Meritor Inc.	12,100	98
Mueller Water Products Inc. Class A	12,700	98
EXCO Resources Inc.	11,300	98
S&T Bancorp Inc.	4,000	98
* WMS Industries Inc.	3,800	98
* Accretive Health Inc.	9,800	98
* Helen of Troy Ltd.	2,300	98
* KCG Holdings Inc. Class A	10,584	98
Cousins Properties Inc.	9,506	97
Molex Inc. Class A	3,861	97
Cash America International Inc.	2,300	97
* SunCoke Energy Inc.	6,100	96
American States Water Co.	1,500	96
* Entegris Inc.	10,100	96
* Lattice Semiconductor Corp.	18,600	96
Finish Line Inc. Class A	4,300	96
PacWest Bancorp	2,700	96

Bank of the Ozarks Inc.	2,000	96
* Auxilium Pharmaceuticals Inc.	5,200	95
* Cavium Inc.	2,600	95
* WhiteWave Foods Co. Class A	5,083	95
Oxford Industries Inc.	1,400	95
* ArthroCare Corp.	2,600	94
* Aruba Networks Inc.	5,300	94
American Assets Trust Inc.	2,900	94
Shenandoah Telecommunications Co.	4,875	94
California Water Service Group	4,300	94
BBCN Bancorp Inc.	6,400	94
* Vivus Inc.	6,300	93
* Virtus Investment Partners Inc.	500	93
MarketAxess Holdings Inc.	1,800	93
* Bottomline Technologies de Inc.	3,200	93
* Skechers U.S.A. Inc. Class A	3,400	93
* Volcano Corp.	4,600	92
Monolithic Power Systems Inc.	3,500	92
* Genesco Inc.	1,300	91
InterDigital Inc.	2,300	91
* Clayton Williams Energy Inc.	1,600	91
* GenCorp Inc.	5,200	91
Interactive Brokers Group Inc.	5,600	91
Spartan Stores Inc.	4,600	90
* First BanCorp	12,000	90
* RF Micro Devices Inc.	17,400	90
RPC Inc.	6,300	90
John Bean Technologies Corp.	3,800	90
1st Source Corp.	3,300	90
Schnitzer Steel Industries Inc.	3,500	90
* Stillwater Mining Co.	7,400	90
* Boston Beer Co. Inc. Class A	500	89
Oritani Financial Corp.	5,500	89
* NETGEAR Inc.	3,000	89
CIRCOR International Inc.	1,700	89
Air Lease Corp. Class A	3,200	89
CYS Investments Inc.	10,700	89
CTC Media Inc.	8,000	89
* Vantiv Inc. Class A	3,400	89
Ship Finance International Ltd.	5,513	89
* Cirrus Logic Inc.	4,600	89
TAL International Group Inc.	2,200	89
* Zumiez Inc.	3,200	88
Tennant Co.	1,700	88
* ImmunoGen Inc.	4,600	88
Home Loan Servicing Solutions Ltd.	3,500	88
Amtrust Financial Services Inc.	2,100	87
* TiVo Inc.	7,900	87
* MedAssets Inc.	4,000	87
* Papa John's International Inc.	1,300	87
Quality Systems Inc.	3,800	87
Cypress Semiconductor Corp.	6,800	87
* Forum Energy Technologies Inc.	3,000	87
* Children's Place Retail Stores Inc.	1,600	86
* PHH Corp.	3,800	86
Financial Engines Inc.	1,800	86
Raven Industries Inc.	2,800	86

* Rambus Inc.	8,800	86
* IPC The Hospitalist Co. Inc.	1,700	86
* AMAG Pharmaceuticals Inc.	3,800	86
* TETRA Technologies Inc.	8,400	85
* Ruby Tuesday Inc.	11,600	85
Innophos Holdings Inc.	1,700	85
* Tejon Ranch Co.	2,500	84
* Fresh Market Inc.	1,600	84
* Winnebago Industries Inc.	3,500	84
Provident New York Bancorp	7,700	84
AZZ Inc.	2,200	83
* HeartWare International Inc.	900	83
* Unisys Corp.	3,200	83
Janus Capital Group Inc.	8,842	83
* Calgon Carbon Corp.	4,600	82
United Bankshares Inc.	2,900	82
Weight Watchers International Inc.	1,711	81
Contango Oil & Gas Co.	2,100	81
Government Properties Income Trust	3,200	81
* K12 Inc.	2,600	81
* InterMune Inc.	5,200	81
Air Methods Corp.	2,400	81
Globe Specialty Metals Inc.	6,700	80
CNH Global NV	1,700	80
Franklin Street Properties Corp.	6,000	80
* GrafTech International Ltd.	10,600	80
ESCO Technologies Inc.	2,300	80
Education Realty Trust Inc.	8,400	79
American Science & Engineering Inc.	1,300	79
* ACCO Brands Corp.	11,942	79
Analogic Corp.	1,100	79
* Bill Barrett Corp.	3,500	78
Deltic Timber Corp.	1,300	78
* Stone Energy Corp.	3,200	78
* Spansion Inc. Class A	6,600	78
* Forestar Group Inc.	3,600	78
* Marriott Vacations Worldwide Corp.	1,763	78
Hersha Hospitality Trust Class A	13,200	77
* Premiere Global Services Inc.	7,000	77
Ameristar Casinos Inc.	2,900	77
Allison Transmission Holdings Inc.	3,200	76
* Blucora Inc.	3,800	76
* Ultratech Inc.	2,600	76
* Lexicon Pharmaceuticals Inc.	30,600	76
Abaxis Inc.	1,800	76
* Aeropostale Inc.	5,000	76
* Bruker Corp.	4,200	75
PennyMac Mortgage Investment Trust	3,400	75
* Kosmos Energy Ltd.	7,100	75
* Norwegian Cruise Line Holdings Ltd.	2,461	74
* Geospace Technologies Corp.	1,000	74
* Tumi Holdings Inc.	3,100	74
* Jos A Bank Clothiers Inc.	1,800	74
Hecla Mining Co.	22,712	73
H&E Equipment Services Inc.	3,200	73
Acacia Research Corp.	3,200	73
Cohen & Steers Inc.	2,100	72

* Francesca's Holdings Corp.	2,900	72
* Global Indemnity plc	2,770	72
* Cincinnati Bell Inc.	20,800	72
* Hercules Offshore Inc.	10,400	72
Tellabs Inc.	32,000	72
DuPont Fabros Technology Inc.	3,100	71
* Scientific Games Corp. Class A	5,200	71
Sabra Health Care REIT Inc.	2,700	71
* ION Geophysical Corp.	11,500	71
* Monster Worldwide Inc.	12,300	70
* Cabot Microelectronics Corp.	1,900	70
* Exterran Holdings Inc.	2,200	70
* Halozyme Therapeutics Inc.	8,200	70
Colony Financial Inc.	3,400	69
CSG Systems International Inc.	2,900	69
Intrepid Potash Inc.	5,300	68
* Grand Canyon Education Inc.	2,000	68
Lindsay Corp.	900	68
* DryShips Inc.	35,100	67
* Quiksilver Inc.	10,600	67
* Crocs Inc.	4,900	67
* Ezcorp Inc. Class A	3,700	67
Investors Bancorp Inc.	3,000	67
* Applied Micro Circuits Corp.	5,600	66
* Freescale Semiconductor Ltd.	4,200	66
* Synchronoss Technologies Inc.	1,900	66
Greenhill & Co. Inc.	1,300	65
* Emeritus Corp.	2,800	65
* Steiner Leisure Ltd.	1,120	65
* Beneficial Mutual Bancorp Inc.	7,500	65
Crosstex Energy Inc.	3,200	64
Titan International Inc.	3,700	64
* Pinnacle Entertainment Inc.	3,000	64
* Netscout Systems Inc.	2,400	64
* Fusion-io Inc.	4,400	63
AAR Corp.	2,600	63
Briggs & Stratton Corp.	3,100	63
* Team Inc.	1,600	63
* Post Holdings Inc.	1,350	63
* Synageva BioPharma Corp.	1,300	63
* FARO Technologies Inc.	1,700	62
* LogMeIn Inc.	2,100	62
* Rigel Pharmaceuticals Inc.	16,365	62
Spectrum Brands Holdings Inc.	1,100	62
OfficeMax Inc.	5,400	62
* Molycorp Inc.	8,200	61
Alexander's Inc.	200	60
* FelCor Lodging Trust Inc.	10,000	60
* ITT Educational Services Inc.	2,300	60
* Perficient Inc.	4,400	60
* Comverse Inc.	1,900	60
* Higher One Holdings Inc.	5,500	59
* Omnicell Inc.	2,800	59
* Quidel Corp.	2,200	59
* Era Group Inc.	2,400	59
Steelcase Inc. Class A	3,800	58
* AsiaInfo-Linkage Inc.	4,900	57

* BJ's Restaurants Inc.	1,600	57
* MicroStrategy Inc. Class A	600	57
Interface Inc. Class A	3,000	57
* Quicksilver Resources Inc.	38,900	56
DineEquity Inc.	800	56
Arcos Dorados Holdings Inc. Class A	4,500	54
* Ixia	3,900	54
Apogee Enterprises Inc.	2,000	54
EPIQ Systems Inc.	4,000	52
Scholastic Corp.	1,700	52
* American Public Education Inc.	1,300	51
Griffon Corp.	4,200	50
* Taser International Inc.	5,600	50
Nordic American Tankers Ltd.	5,236	50
Universal Forest Products Inc.	1,200	50
Arch Coal Inc.	12,500	49
* Infinity Pharmaceuticals Inc.	2,300	49
First Financial Corp.	1,448	48
Daktronics Inc.	4,400	48
* General Communication Inc. Class A	5,400	48
* VirnetX Holding Corp.	2,500	48
Badger Meter Inc.	1,000	48
* BPZ Resources Inc.	19,600	47
* Clean Energy Fuels Corp.	3,600	46
* Sanmina Corp.	2,800	46
* Northern Oil and Gas Inc.	3,200	42
* Entropic Communications Inc.	9,500	42
Walter Energy Inc.	3,700	41
* Cardtronics Inc.	1,400	41
QLT Inc.	9,400	41
* Huron Consulting Group Inc.	800	41
* Nuverra Environmental Solutions Inc.	13,800	41
* Kraton Performance Polymers Inc.	2,000	41
* Avid Technology Inc.	6,800	41
Strayer Education Inc.	900	40
* Vocus Inc.	3,800	39
* Adecoagro SA	5,900	39
* Forest Oil Corp.	6,900	35
* Citizens Inc. Class A	4,800	34
* Barnes & Noble Inc.	1,900	34
* Molina Healthcare Inc.	900	33
* Dendreon Corp.	7,205	33
Heartland Payment Systems Inc.	800	30
* Sequenom Inc.	9,800	29
Seaboard Corp.	10	28
NAM TAI Electronics Inc.	3,600	28
Computer Programs & Systems Inc.	500	28
* Central European Media Enterprises Ltd. Class A	8,100	27
QLT Inc.	6,200	27
* Akorn Inc.	1,800	26
* Engility Holdings Inc.	673	22
* Cloud Peak Energy Inc.	1,300	21
Primerica Inc.	400	16
		1,780,650
Total Common Stocks (Cost $3,049,952)		3,608,028

	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[4,5] Vanguard Market Liquidity Fund	0.124%		50,953,754	50,954

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[6,7] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	500	500
[7,8] Freddie Mac Discount Notes	0.130%	9/16/13	950	950
				1,450
Total Temporary Cash Investments (Cost $52,403)				52,404
Total Investments (100.7%) (Cost $3,102,355)				3,660,432
Other Assets and Liabilities-Net (-0.7%)[5]				(25,708)
Net Assets (100%)				3,634,724

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,215,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $13,416,000, representing 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $20,458,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $1,350,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Total World Stock Index Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	1,780,650	—	—
Common Stocks—International	220,640	1,606,645	93
Temporary Cash Investments	50,954	1,450	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(76)	—	—
Forward Currency Contracts—Liabilities	—	(161)	—
Total	2,052,170	1,607,934	93
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to

Total World Stock Index Fund

fulfill their obligations under the contracts. The fund mitigates its counterparty risk by, entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	23	9,663	254
E-mini S&P 500 Index	September 2013	45	3,781	81
Dow Jones EURO STOXX 50 Index	September 2013	99	3,623	96
FTSE 100 Index	September 2013	32	3,184	118
Topix Index	September 2013	22	2,518	45
E-mini S&P Mid-Cap 400 Index	September 2013	17	2,090	88

Unrealized appreciation (depreciation) on open S&P 500 Index, E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P Mid-Cap 400 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total World Stock Index Fund

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	9/25/13	EUR	2,669	USD	3,579	(28)
UBS AG	9/25/13	GBP	2,026	USD	3,171	(90)
UBS AG	9/18/13	JPY	243,580	USD	2,532	(43)
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2013, the cost of investment securities for tax purposes was $3,105,626,000. Net unrealized appreciation of investment securities for tax purposes was $554,806,000, consisting of unrealized gains of $683,185,000 on securities that had risen in value since their purchase and $128,379,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (5.7%)
Commonwealth Bank of Australia	1,649,257	109,932
BHP Billiton Ltd.	3,289,105	102,833
Westpac Banking Corp.	3,156,714	87,570
Australia & New Zealand Banking Group Ltd.	2,783,622	74,372
National Australia Bank Ltd.	2,351,471	65,982
Woolworths Ltd.	1,255,804	37,607
Wesfarmers Ltd.	1,021,374	37,227
CSL Ltd.	522,405	31,002
Rio Tinto Ltd.	446,253	23,079
Westfield Group	2,120,467	21,387
Woodside Petroleum Ltd.	630,231	21,282
Telstra Corp. Ltd.	4,494,131	20,137
QBE Insurance Group Ltd.	1,214,297	17,934
Suncorp Group Ltd.	1,318,643	15,169
Macquarie Group Ltd.	347,537	13,698
Brambles Ltd.	1,574,859	12,840
AMP Ltd.	2,973,290	12,073
Santos Ltd.	969,136	11,892
Origin Energy Ltd.	1,098,121	11,785
Amcor Ltd.	1,228,894	11,679
Insurance Australia Group Ltd.	2,117,908	11,057
Transurban Group	1,494,489	9,102
Newcrest Mining Ltd.	769,453	8,475
Oil Search Ltd.	1,153,800	8,394
Aurizon Holdings Ltd.	1,983,349	8,090
Westfield Retail Trust	2,957,608	7,994
Stockland	2,342,202	7,534
Goodman Group	1,755,901	7,444
AGL Energy Ltd.	558,808	7,305
Coca-Cola Amatil Ltd.	564,095	6,511
ASX Ltd.	196,625	6,151
Orica Ltd.	371,085	6,029
Wesfarmers Ltd. Price Protected Shares	155,773	5,764
Mirvac Group	3,721,399	5,483
Fortescue Metals Group Ltd.	1,630,931	5,355
GPT Group	1,605,322	5,278
Sonic Healthcare Ltd.	389,938	5,018
Crown Ltd.	414,868	4,770
Ramsay Health Care Ltd.	143,918	4,761
WorleyParsons Ltd.	236,900	4,687
Asciano Ltd.	988,229	4,508
Computershare Ltd.	505,242	4,442
APA Group	821,220	4,429
Dexus Property Group	4,522,590	4,263
Lend Lease Group	537,815	4,236
Iluka Resources Ltd.	425,550	4,208
Tatts Group Ltd.	1,409,769	4,041
Bendigo and Adelaide Bank Ltd.	409,677	3,930
Incitec Pivot Ltd.	1,659,319	3,921

	CFS Retail Property Trust Group	2,048,402	3,773
	James Hardie Industries plc	446,279	3,707
	Toll Holdings Ltd.	752,924	3,604
	Cochlear Ltd.	59,327	3,255
	Boral Ltd.	767,841	2,924
	Metcash Ltd.	925,003	2,867
^	ALS Ltd.	355,693	2,711
	Treasury Wine Estates Ltd.	626,060	2,683
	Federation Centres Ltd.	1,270,857	2,675
	Bank of Queensland Ltd.	311,975	2,667
	Leighton Holdings Ltd.	179,578	2,664
	Flight Centre Ltd.	64,555	2,632
*	BlueScope Steel Ltd.	538,389	2,597
	Commonwealth Property Office Fund	2,381,717	2,473
	Sydney Airport	752,718	2,429
	Tabcorp Holdings Ltd.	811,704	2,384
	Caltex Australia Ltd.	137,362	2,309
	Ansell Ltd.	132,574	2,209
	Challenger Ltd.	552,904	2,121
*	Alumina Ltd.	2,416,762	2,104
	Echo Entertainment Group Ltd.	846,973	1,997
	Aristocrat Leisure Ltd.	477,681	1,864
	Perpetual Ltd.	50,072	1,803
	SP AusNet	1,690,545	1,792
*	Goodman Fielder Ltd.	2,368,712	1,627
	IOOF Holdings Ltd.	207,575	1,545
*	Qantas Airways Ltd.	1,317,434	1,492
	DuluxGroup Ltd.	371,598	1,489
	Downer EDI Ltd.	436,120	1,477
	Adelaide Brighton Ltd.	482,811	1,423
	Sims Metal Management Ltd.	176,287	1,419
	Seven West Media Ltd.	698,180	1,342
	Platinum Asset Management Ltd.	227,501	1,293
	CSR Ltd.	649,749	1,278
	Harvey Norman Holdings Ltd.	528,730	1,263
	Arrium Ltd.	1,387,634	1,239
	Whitehaven Coal Ltd.	645,761	1,141
	GWA Group Ltd.	492,565	1,089
	OZ Minerals Ltd.	288,990	1,058
	Envestra Ltd.	1,016,218	1,014
^,* Paladin Energy Ltd.		1,095,266	984
	Shopping Centres Australasia Property Group	563,726	818
	Australand Property Group	260,411	808
^	Fairfax Media Ltd.	1,860,283	802
	Macquarie Atlas Roads Group	380,603	769
	New Hope Corp. Ltd.	199,489	674
	Nufarm Ltd.	161,974	655
^,* Lynas Corp. Ltd.		1,651,832	601
	Atlas Iron Ltd.	756,096	554
*	Ten Network Holdings Ltd.	1,482,444	367
*	Aquila Resources Ltd.	132,264	248
*	Energy Resources of Australia Ltd.	146,975	194
*	Gunns Ltd.	649,105	93
			1,003,660
Austria (0.2%)
^	Erste Group Bank AG	301,889	9,153
	OMV AG	146,208	6,468

Voestalpine AG	113,578	4,357
IMMOFINANZ AG	987,764	4,046
Andritz AG	69,637	3,764
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,783	2,054
Telekom Austria AG	223,388	1,552
^ Raiffeisen Bank International AG	43,438	1,318
Verbund AG	66,357	1,307
Strabag SE	26,268	589
		34,608
Belgium (0.8%)
Anheuser-Busch InBev NV	817,496	78,612
KBC Groep NV	258,439	10,404
Ageas	216,672	8,679
Solvay SA Class A	57,942	7,854
Delhaize Group SA	103,453	6,826
Groupe Bruxelles Lambert SA	79,546	6,456
UCB SA	110,086	6,339
Umicore SA	115,359	5,193
Colruyt SA	73,387	4,185
Belgacom SA	128,313	3,141
Telenet Group Holding NV	53,851	2,605
		140,294
Brazil (2.4%)
Itau Unibanco Holding SA ADR	2,395,691	30,545
Petroleo Brasileiro SA ADR	2,004,120	28,739
Banco Bradesco SA ADR	2,138,809	26,136
Cia de Bebidas das Americas ADR	588,875	22,248
Petroleo Brasileiro SA ADR	1,488,955	20,309
BRF SA	837,562	17,843
Vale SA Class B ADR	1,364,080	16,792
Vale SA Class B ADR	977,622	13,413
Banco do Brasil SA	1,159,086	11,518
Itausa - Investimentos Itau SA Prior Pfd.	2,863,595	10,506
BM&FBovespa SA	1,927,829	10,394
Banco Bradesco SA	725,723	9,830
Ultrapar Participacoes SA	388,737	9,227
Cielo SA	370,592	9,136
Vale SA Prior Pfd.	712,646	8,793
Cia de Bebidas das Americas	195,006	7,350
Cia de Bebidas das Americas Prior Pfd.	185,475	6,993
CCR SA	886,653	6,957
Petroleo Brasileiro SA	851,132	5,738
Banco Santander Brasil SA	935,076	5,578
Vale SA	391,790	5,327
Embraer SA ADR	156,215	5,307
* BB Seguridade Participacoes SA	597,928	4,833
Souza Cruz SA	376,372	4,534
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	97,322	4,341
Cia Energetica de Minas Gerais ADR	434,741	4,026
Telefonica Brasil SA Prior Pfd.	185,591	3,930
Gerdau SA ADR	619,243	3,926
BR Malls Participacoes SA	416,113	3,688
Cia de Saneamento Basico do Estado de Sao Paulo	346,817	3,557
Natura Cosmeticos SA	168,431	3,392
Lojas Renner SA	125,982	3,335
Tractebel Energia SA	205,808	3,284

Itau Unibanco Holding SA	255,490	3,221
Grupo BTG Pactual	256,789	3,102
Hypermarcas SA	428,433	3,101
Petroleo Brasileiro SA Prior Pfd.	433,739	3,097
Lojas Americanas SA Prior Pfd.	421,312	2,938
WEG SA	225,456	2,767
Klabin SA Prior Pfd.	548,384	2,663
CPFL Energia SA	274,034	2,536
* Fibria Celulose SA	226,900	2,526
Cosan SA Industria e Comercio	130,234	2,470
Telefonica Brasil SA ADR	114,284	2,454
CETIP SA - Mercados Organizados	242,720	2,447
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,330	2,410
Itau Unibanco Holding SA Prior Pfd.	184,228	2,353
JBS SA	838,274	2,341
Localiza Rent a Car SA	151,213	2,154
Metalurgica Gerdau SA Prior Pfd. Class A	259,329	2,072
Bradespar SA Prior Pfd.	210,168	2,064
Raia Drogasil SA	243,870	2,063
Cyrela Brazil Realty SA Empreendimentos e Participacoes	268,671	1,918
Cia Hering	142,614	1,913
M Dias Branco SA	44,662	1,811
Gerdau SA Prior Pfd.	282,486	1,807
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	460,554	1,758
ALL - America Latina Logistica SA	433,416	1,676
Cia Energetica de Sao Paulo Prior Pfd.	185,534	1,634
BR Properties SA	195,147	1,617
Totvs SA	100,162	1,581
Cia Siderurgica Nacional SA ADR	531,848	1,542
Tim Participacoes SA ADR	81,069	1,522
Multiplan Empreendimentos Imobiliarios SA	68,400	1,510
Duratex SA	251,878	1,442
Cia Paranaense de Energia ADR	106,400	1,326
Arteris SA	135,598	1,289
Oi SA ADR	656,070	1,214
BRF SA ADR	56,593	1,213
* Braskem SA ADR	77,554	1,193
Porto Seguro SA	103,512	1,166
AES Tiete SA Prior Pfd.	112,916	1,116
EDP - Energias do Brasil SA	205,100	1,062
EcoRodovias Infraestrutura e Logistica SA	140,900	991
Lojas Americanas SA	157,396	962
* PDG Realty SA Empreendimentos e Participacoes	1,155,400	932
Centrais Eletricas Brasileiras SA	452,199	908
Embraer SA	101,400	862
MRV Engenharia e Participacoes SA	292,300	831
Centrais Eletricas Brasileiras SA Prior Pfd.	225,876	824
Gerdau SA	147,684	810
Sul America SA	131,788	789
Tim Participacoes SA	200,830	746
Oi SA Prior Pfd.	399,425	734
Multiplus SA	47,623	644
Cia Energetica de Minas Gerais	69,069	630
Light SA	81,164	630
Cia Siderurgica Nacional SA	217,400	626
* Usinas Siderurgicas de Minas Gerais SA	161,520	621
* MPX Energia SA	154,629	471

AES Tiete SA	50,500	466
Oi SA	225,021	443
* Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	29,200	434
* OGX Petroleo e Gas Participacoes SA	1,088,092	315
Cia de Gas de Sao Paulo Prior Pfd. Class A	12,751	312
Cia Energetica de Minas Gerais Prior Pfd.	31,809	291
Guararapes Confeccoes SA	7,677	287
* Braskem SA Prior Pfd.	33,000	254
* MMX Mineracao e Metalicos SA	301,637	218
Banco Bradesco SA Prior Pfd.	9,198	112
Oi SA ADR	46,556	90
Cia Paranaense de Energia Prior Pfd.	4,200	51
		427,898
Canada (6.6%)
Royal Bank of Canada	1,474,053	92,080
Toronto-Dominion Bank	945,328	79,669
Bank of Nova Scotia	1,221,584	68,994
Suncor Energy Inc.	1,545,079	48,830
^ Bank of Montreal	666,766	41,463
Canadian National Railway Co.	387,919	38,773
Enbridge Inc.	843,287	37,415
Canadian Natural Resources Ltd.	1,123,659	34,822
Manulife Financial Corp.	1,878,462	33,085
TransCanada Corp.	720,757	32,933
Canadian Imperial Bank of Commerce	409,917	31,102
* Valeant Pharmaceuticals International Inc.	288,958	26,811
Potash Corp. of Saskatchewan Inc.	886,351	25,716
Goldcorp Inc.	827,132	23,330
Cenovus Energy Inc.	768,477	22,760
^ Brookfield Asset Management Inc. Class A	582,109	21,542
Sun Life Financial Inc.	616,969	19,979
Canadian Pacific Railway Ltd.	152,978	18,786
Magna International Inc.	230,144	17,601
Barrick Gold Corp.	1,025,186	16,968
Rogers Communications Inc. Class B	370,529	14,805
^ Crescent Point Energy Corp.	390,277	14,800
Encana Corp.	757,967	13,298
Agrium Inc.	152,689	12,954
Thomson Reuters Corp.	378,631	12,902
National Bank of Canada	165,715	12,748
Shoppers Drug Mart Corp.	213,776	12,723
Talisman Energy Inc.	1,051,711	11,919
Imperial Oil Ltd.	269,762	11,575
Teck Resources Ltd. Class B	487,165	11,412
* Catamaran Corp.	209,032	11,010
BCE Inc.	264,466	10,956
Power Corp. of Canada	354,998	10,206
Shaw Communications Inc. Class B	406,500	10,104
^ Pembina Pipeline Corp.	315,383	9,878
First Quantum Minerals Ltd.	603,705	9,698
Canadian Oil Sands Ltd.	492,941	9,570
* CGI Group Inc. Class A	268,378	9,276
Tim Hortons Inc.	156,628	9,069
Husky Energy Inc.	300,597	8,663
Great-West Lifeco Inc.	289,797	8,394
Silver Wheaton Corp.	361,628	8,316
Cameco Corp.	401,510	8,155

	Alimentation Couche Tard Inc. Class B	133,033	8,153
	Fairfax Financial Holdings Ltd.	20,428	8,115
	Yamana Gold Inc.	770,244	8,047
^	ARC Resources Ltd.	318,860	8,041
	Intact Financial Corp.	136,129	8,007
	Power Financial Corp.	237,870	7,469
	Bombardier Inc. Class B	1,466,965	7,084
	Metro Inc.	97,300	6,979
	Fortis Inc.	218,100	6,857
	Canadian Utilities Ltd. Class A	181,142	6,746
^	Canadian Tire Corp. Ltd. Class A	80,502	6,625
	SNC-Lavalin Group Inc.	154,912	6,440
	Saputo Inc.	137,590	6,366
	Pacific Rubiales Energy Corp.	327,216	6,362
	Franco-Nevada Corp.	147,809	6,295
	TELUS Corp.	201,640	6,127
	Kinross Gold Corp.	1,156,451	6,012
	Penn West Petroleum Ltd.	492,062	5,821
	Eldorado Gold Corp.	728,594	5,753
	Agnico Eagle Mines Ltd.	175,479	4,990
^	Loblaw Cos. Ltd.	103,312	4,930
	George Weston Ltd.	57,231	4,851
	IGM Financial Inc.	100,666	4,784
*	MEG Energy Corp.	155,300	4,743
	CI Financial Corp.	152,600	4,610
^,* Blackberry Ltd.		509,763	4,477
	Brookfield Office Properties Inc.	259,290	4,390
	Finning International Inc.	173,760	3,739
	TransAlta Corp.	260,543	3,589
^	RioCan REIT	149,783	3,550
^	Bell Aliant Inc.	77,073	2,087
	IAMGOLD Corp.	384,759	1,985
^,* Turquoise Hill Resources Ltd.		401,806	1,608
	Bombardier Inc. Class A	47,233	229
			1,170,951
Chile (0.4%)
	Cencosud SA	1,165,483	5,296
	Banco de Chile	36,740,577	5,241
	Empresas COPEC SA	386,346	5,015
	SACI Falabella	481,940	4,924
	Empresas CMPC SA	1,611,564	4,704
	Empresa Nacional de Electricidad SA ADR	104,105	4,135
	Enersis SA ADR	225,127	3,422
	Latam Airlines Group SA	236,625	3,187
	Banco Santander Chile ADR	122,045	2,753
	Sociedad Quimica y Minera de Chile SA ADR	94,346	2,732
	Enersis SA	8,755,222	2,638
	Banco de Credito e Inversiones	43,266	2,362
	Aguas Andinas SA Class A	2,859,543	2,003
	Colbun SA	7,121,889	1,837
	ENTEL Chile SA	110,398	1,824
	Cia Cervecerias Unidas SA	129,271	1,747
	Sociedad Matriz Banco de Chile Class B	4,677,214	1,630
	AES Gener SA	2,456,444	1,602
	Corpbanca SA	147,803,827	1,467
	CAP SA	73,591	1,318
	Embotelladora Andina SA Prior Pfd.	220,195	1,157

Latam Airlines Group SA	72,072	957
Banco Santander Chile	15,222,058	852
Empresa Nacional de Electricidad SA	350,630	463
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,990	57
		63,323
China (3.7%)
China Mobile Ltd.	5,334,704	56,750
China Construction Bank Corp.	73,921,277	55,116
Industrial & Commercial Bank of China Ltd.	73,833,500	48,495
Tencent Holdings Ltd.	940,472	42,573
Bank of China Ltd.	77,134,541	32,297
CNOOC Ltd.	16,459,536	29,748
PetroChina Co. Ltd.	21,544,000	25,166
China Petroleum & Chemical Corp.	26,039,400	19,340
China Life Insurance Co. Ltd.	7,603,000	18,237
Ping An Insurance Group Co. of China Ltd.	1,951,938	12,626
China Overseas Land & Investment Ltd.	4,171,760	12,008
China Shenhua Energy Co. Ltd.	3,465,500	10,003
Agricultural Bank of China Ltd.	23,528,715	9,513
Hengan International Group Co. Ltd.	747,017	8,201
China Telecom Corp. Ltd.	16,498,000	8,193
Belle International Holdings Ltd.	5,312,839	7,661
China Pacific Insurance Group Co. Ltd.	2,260,720	7,557
China Unicom Hong Kong Ltd.	4,644,123	6,834
China Merchants Bank Co. Ltd.	3,997,946	6,714
Lenovo Group Ltd.	6,209,966	5,655
Bank of Communications Co. Ltd.	8,208,220	5,339
China Resources Land Ltd.	1,942,883	5,331
^ China Minsheng Banking Corp. Ltd.	5,193,300	5,244
Great Wall Motor Co. Ltd.	1,052,250	4,911
China Resources Power Holdings Co. Ltd.	1,944,400	4,530
Kunlun Energy Co. Ltd.	3,028,000	4,455
ENN Energy Holdings Ltd.	748,000	4,140
China Resources Enterprise Ltd.	1,290,000	3,982
Dongfeng Motor Group Co. Ltd.	2,962,000	3,969
China Merchants Holdings International Co. Ltd.	1,176,893	3,675
Anhui Conch Cement Co. Ltd.	1,230,000	3,635
China Communications Construction Co. Ltd.	4,719,000	3,604
China CITIC Bank Corp. Ltd.	7,739,843	3,580
China Oilfield Services Ltd.	1,558,000	3,503
PICC Property & Casualty Co. Ltd.	3,061,523	3,408
* Brilliance China Automotive Holdings Ltd.	2,794,000	3,336
Huaneng Power International Inc.	3,150,000	3,285
Beijing Enterprises Holdings Ltd.	487,300	3,253
China Gas Holdings Ltd.	2,865,592	3,237
Shimao Property Holdings Ltd.	1,411,094	2,965
Tsingtao Brewery Co. Ltd.	384,000	2,932
Sinopharm Group Co. Ltd.	988,400	2,699
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,181,012	2,696
China National Building Material Co. Ltd.	2,970,400	2,677
China Longyuan Power Group Corp.	2,475,000	2,603
China State Construction International Holdings Ltd.	1,578,000	2,512
COSCO Pacific Ltd.	1,724,578	2,420
China Vanke Co. Ltd. Class B	1,334,838	2,419
^,* Byd Co. Ltd.	616,100	2,405
^,* GCL-Poly Energy Holdings Ltd.	8,795,000	2,241
China Coal Energy Co. Ltd.	4,166,000	2,222

Jiangxi Copper Co. Ltd.	1,311,000	2,209
Guangzhou Automobile Group Co. Ltd.	2,247,558	2,181
China Railway Group Ltd.	3,960,000	2,127
Country Garden Holdings Co. Ltd.	3,701,287	2,092
^,* Evergrande Real Estate Group Ltd.	5,097,336	2,022
China Railway Construction Corp. Ltd.	1,976,574	2,009
Geely Automobile Holdings Ltd.	4,525,000	1,889
Haitong Securities Co. Ltd.	1,428,400	1,843
Guangdong Investment Ltd.	2,184,000	1,768
^,2 People's Insurance Co. Group of China Ltd.	3,876,000	1,738
Shandong Weigao Group Medical Polymer Co. Ltd.	1,804,000	1,704
China Resources Gas Group Ltd.	678,000	1,693
CITIC Securities Co. Ltd.	897,000	1,690
Longfor Properties Co. Ltd.	1,102,000	1,684
China Communications Services Corp. Ltd.	2,590,800	1,683
Weichai Power Co. Ltd.	494,200	1,636
Sino-Ocean Land Holdings Ltd.	3,194,185	1,632
* GOME Electrical Appliances Holding Ltd.	15,788,357	1,586
New China Life Insurance Co. Ltd.	587,000	1,578
Kingboard Chemical Holdings Ltd.	704,600	1,549
Guangzhou R&F Properties Co. Ltd.	990,800	1,537
Greentown China Holdings Ltd.	755,121	1,499
SOHO China Ltd.	1,805,000	1,478
*,2 Sinopec Engineering Group Co. Ltd.	1,119,093	1,475
Shanghai Industrial Holdings Ltd.	472,000	1,465
^,* Aluminum Corp. of China Ltd.	4,746,000	1,460
^,* China Yurun Food Group Ltd.	2,075,000	1,451
Shenzhen International Holdings Ltd.	11,030,000	1,421
Fosun International Ltd.	1,838,500	1,393
Agile Property Holdings Ltd.	1,310,000	1,375
^ CITIC Pacific Ltd.	1,243,000	1,348
Haier Electronics Group Co. Ltd.	747,215	1,347
Datang International Power Generation Co. Ltd.	2,986,000	1,346
Shanghai Electric Group Co. Ltd.	3,986,000	1,340
^ Yanzhou Coal Mining Co. Ltd.	1,932,910	1,326
^ Zijin Mining Group Co. Ltd.	6,100,000	1,307
Zhejiang Expressway Co. Ltd.	1,512,000	1,285
Air China Ltd.	1,884,000	1,274
CSR Corp. Ltd.	1,913,000	1,274
Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,268
China Everbright Ltd.	874,000	1,240
Shanghai Pharmaceuticals Holding Co. Ltd.	583,100	1,211
Jiangsu Expressway Co. Ltd.	1,164,000	1,209
Yuexiu Property Co. Ltd.	4,760,000	1,202
Franshion Properties China Ltd.	3,720,000	1,189
^ Golden Eagle Retail Group Ltd.	803,000	1,180
* China Taiping Insurance Holdings Co. Ltd.	802,400	1,114
Chongqing Rural Commercial Bank	2,656,000	1,084
Lee & Man Paper Manufacturing Ltd.	1,665,200	1,083
^,* China COSCO Holdings Co. Ltd.	2,619,800	1,080
Shenzhou International Group Holdings Ltd.	380,944	1,078
China Resources Cement Holdings Ltd.	1,986,000	1,074
Chongqing Changan Automobile Co. Ltd. Class B	929,261	1,053
^,* ZTE Corp.	592,226	1,029
Far East Horizon Ltd.	1,560,445	1,021
Nine Dragons Paper Holdings Ltd.	1,598,331	1,010
Poly Property Group Co. Ltd.	1,850,000	1,004

	Wumart Stores Inc.	531,094	993
^	Anta Sports Products Ltd.	877,000	990
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,348,205	965
	China International Marine Containers Group Co. Ltd.	577,220	937
	China Agri-Industries Holdings Ltd.	1,999,200	927
	Beijing Capital International Airport Co. Ltd.	1,466,000	908
	Shenzhen Investment Ltd.	2,414,808	889
^,* China Shipping Container Lines Co. Ltd.		3,570,700	864
	China BlueChemical Ltd.	1,872,000	863
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	235,484	857
	Travelsky Technology Ltd.	1,041,000	812
*	Guangzhou Pharmaceutical Co. Ltd.	212,000	811
*	Hopson Development Holdings Ltd.	656,000	766
	BBMG Corp.	1,203,500	756
	China Southern Airlines Co. Ltd.	1,995,000	737
*,2 China Galaxy Securities Co. Ltd.		1,137,500	667
*	Sinopec Shanghai Petrochemical Co. Ltd.	2,106,000	648
*	Renhe Commercial Holdings Co. Ltd.	10,734,000	637
	Huadian Power International Corp. Ltd.	1,358,000	630
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	472,990	624
^,* Li Ning Co. Ltd.		1,003,750	621
*	Angang Steel Co. Ltd.	1,104,000	611
^	China National Materials Co. Ltd.	2,975,000	609
	Zhongsheng Group Holdings Ltd.	581,000	602
	KWG Property Holding Ltd.	1,037,500	595
	Bosideng International Holdings Ltd.	2,846,000	590
^,* China Shipping Development Co. Ltd.		1,316,000	573
	Guangshen Railway Co. Ltd.	1,274,000	565
	CSG Holding Co. Ltd. Class B	717,312	554
	Zhaojin Mining Industry Co. Ltd.	776,000	521
	China Dongxiang Group Co.	2,813,000	500
*	Zhejiang Southeast Electric Power Co. Class B	632,700	492
	Dongfang Electric Corp. Ltd.	348,400	484
*	China Eastern Airlines Corp. Ltd.	1,440,000	441
	China Molybdenum Co. Ltd.	1,139,000	433
	China Merchants Property Development Co. Ltd. Class B	144,550	430
	Harbin Electric Co. Ltd.	698,000	429
*	China Zhongwang Holdings Ltd.	1,482,800	424
	Kingboard Laminates Holdings Ltd.	1,035,500	414
^,* Metallurgical Corp. of China Ltd.		2,242,000	396
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	368
^	China Foods Ltd.	934,000	367
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	360
	Weifu High-Technology Group Co. Ltd. Class B	147,300	352
	Dazhong Transportation Group Co. Ltd. Class B	547,900	351
^,* Maanshan Iron & Steel		1,428,000	338
*	BOE Technology Group Co. Ltd. Class B	1,358,920	322
^,* Sinopec Yizheng Chemical Fibre Co. Ltd.		1,148,000	316
	Sinotruk Hong Kong Ltd.	631,500	312
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	292
*	Shanghai Haixin Group Co. Class B	462,434	263
*	CITIC Resources Holdings Ltd.	1,886,690	258
	Sinofert Holdings Ltd.	1,623,153	253
	Sinotrans Ltd.	1,258,000	237
	Shandong Chenming Paper Holdings Ltd. Class B	476,500	224
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	221
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	218

	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	218
	Xinjiang Goldwind Science & Technology Co. Ltd.	378,400	212
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	210
^	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	209
	Anhui Gujing Distillery Co. Ltd. Class B	95,400	206
	Shenzhen Expressway Co. Ltd.	552,000	186
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	180
	Jiangling Motors Corp. Ltd. Class B	69,000	178
	Anhui Expressway Co.	376,000	169
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	169
	Sichuan Expressway Co. Ltd.	674,000	165
	Lianhua Supermarket Holdings Co. Ltd.	340,200	160
	Guangzhou Shipyard International Co. Ltd.	176,800	147
	Shanghai Friendship Group Inc. Co. Class B	139,590	143
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	139
	Beijing North Star Co. Ltd.	620,000	137
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	124
	Shandong Chenming Paper Holdings Ltd.	311,500	119
	Bengang Steel Plates Co. Class B	372,700	114
	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	112
	Double Coin Holdings Ltd. Class B	132,000	91
	* Huadian Energy Co. Ltd. Class B	299,100	88
	Jinzhou Port Co. Ltd. Class B	211,860	78
			647,909
	Colombia (0.2%)
	Ecopetrol SA	4,855,955	11,110
	Bancolombia SA ADR	154,916	8,900
	Grupo de Inversiones Suramericana SA	231,866	4,574
	Almacenes Exito SA	221,271	3,637
	Grupo de Inversiones Suramericana SA Prior Pfd.	88,153	1,762
	Corp Financiera Colombiana SA	77,428	1,512
*	Cemex Latam Holdings SA	175,787	1,420
	Grupo Aval Acciones y Valores Prior Pfd.	1,962,655	1,419
	Cementos Argos SA	284,328	1,298
	Interconexion Electrica SA ESP	261,622	1,110
*	Isagen SA ESP	687,241	987
	Grupo Argos SA Prior Pfd.	88,141	956
			38,685
	Czech Republic (0.1%)
	CEZ AS	162,225	3,851
	Komercni Banka AS	16,302	3,168
	Telefonica Czech Republic AS	124,664	1,864
			8,883
	Denmark (0.8%)
	Novo Nordisk A/S Class B	408,167	69,252
*	Danske Bank A/S	802,771	14,777
	AP Moeller - Maersk A/S Class B	1,378	10,806
	Carlsberg A/S Class B	107,902	10,687
	Novozymes A/S	234,670	8,044
	TDC A/S	745,078	6,521
	Coloplast A/S Class B	98,576	5,758
	AP Moeller - Maersk A/S Class A	714	5,280
	DSV A/S	182,607	4,786
	Chr Hansen Holding A/S	94,854	3,144
	FLSmidth & Co. A/S	52,793	2,505
	Tryg A/S	24,351	2,207

*	William Demant Holding A/S	21,734	1,914
	H Lundbeck A/S	60,537	1,218
	Rockwool International A/S Class B	6,226	984
			147,883
Egypt (0.0%)
	Commercial International Bank Egypt SAE	600,045	3,002
*	Orascom Telecom Holding SAE GDR	518,384	1,524
	Telecom Egypt Co.	362,333	697
	Egyptian Kuwaiti Holding Co. SAE	792,753	586
*	Egyptian Financial Group-Hermes Holding	451,182	565
*	Ezz Steel	349,074	522
	Sidi Kerir Petrochemicals Co.	165,354	357
*	Talaat Moustafa Group	503,614	344
	ElSwedy Electric Co.	90,127	277
	Alexandria Mineral Oils Co.	21,413	211
*	Orascom Construction Industries GDR	202	7
			8,092

Exchange-Traded Fund (0.1%)
3	Vanguard FTSE Emerging Markets ETF	677,583	26,480

Finland (0.5%)
	Sampo	482,124	21,115
^,* Nokia Oyj		3,841,654	15,188
	Kone Oyj Class B	193,182	14,388
	Fortum Oyj	452,066	8,942
	Wartsila OYJ Abp	170,558	7,732
	Nokian Renkaat Oyj	134,953	5,994
	UPM-Kymmene Oyj	524,393	5,838
	Metso Oyj	136,846	4,821
	Stora Enso Oyj	583,772	4,331
	Neste Oil Oyj	158,347	2,288
	Kesko Oyj Class B	67,420	2,120
			92,757
France (6.7%)
	Sanofi	1,160,532	121,489
	Total SA	2,081,969	110,945
	BNP Paribas SA	999,652	64,815
	LVMH Moet Hennessy Louis Vuitton SA	253,569	46,157
	Danone SA	571,615	45,269
	Schneider Electric SA	537,353	42,806
	Air Liquide SA	318,580	42,292
	L'Oreal SA	239,190	40,096
	AXA SA	1,771,273	39,041
	European Aeronautic Defence and Space Co. NV	573,685	34,355
	Vivendi SA	1,355,007	28,974
	GDF Suez	1,334,607	27,993
	Societe Generale SA	671,349	27,010
	Vinci SA	473,697	25,623
	Pernod-Ricard SA	200,983	23,981
	Unibail-Rodamco SE	97,121	23,597
	Essilor International SA	200,759	22,468
	Carrefour SA	610,822	18,714
	Cie Generale des Etablissements Michelin	186,500	18,702
	Orange SA	1,835,872	18,107
	Cie de St-Gobain	383,969	17,835

	Kering	75,281	17,265
	Safran SA	230,912	13,560
	Renault SA	170,464	13,431
	Publicis Groupe SA	157,251	12,686
	Legrand SA	236,155	12,237
	Technip SA	108,303	11,950
	Lafarge SA	186,011	11,899
*	Credit Agricole SA	1,012,481	9,665
	Christian Dior SA	53,755	9,526
	SES SA	304,184	8,953
	Gemalto NV	82,236	8,612
	Sodexo	91,442	8,351
	Dassault Systemes SA	63,195	8,307
	Cap Gemini SA	151,345	8,278
	Electricite de France SA	263,777	7,732
	Alstom SA	221,510	7,496
	Vallourec SA	118,313	6,988
	Bureau Veritas SA	223,568	6,636
	Accor SA	175,810	6,627
	Edenred	203,058	6,508
	Valeo SA	79,574	6,301
^,* Alcatel-Lucent		2,272,950	5,737
	STMicroelectronics NV	655,864	5,619
	Zodiac Aerospace	38,526	5,597
	Thales SA	106,093	5,463
	Iliad SA	23,152	5,462
	Casino Guichard Perrachon SA	52,534	5,410
	Arkema SA	52,134	5,225
	Veolia Environnement SA	379,806	5,113
	Natixis	941,410	4,811
	Bouygues SA	163,633	4,792
	SCOR SE	140,798	4,487
	Rexel SA	183,751	4,469
*	CGG	176,607	4,459
	Klepierre	99,686	4,325
	Aeroports de Paris	39,458	4,077
	AtoS	53,690	4,039
	Wendel SA	34,571	3,997
	Lagardere SCA	121,597	3,853
	Groupe Eurotunnel SA	472,625	3,708
	Suez Environnement Co.	260,646	3,698
	Eutelsat Communications SA	128,706	3,597
^,* Peugeot SA		251,978	3,218
	Hermes International	9,215	3,131
	Societe BIC SA	27,759	3,084
	ICADE	31,960	2,890
	Bollore SA	5,633	2,701
	CNP Assurances	156,626	2,649
	Remy Cointreau SA	25,070	2,596
	Fonciere Des Regions	31,546	2,588
	Imerys SA	35,536	2,350
	Gecina SA	18,285	2,239
	SEB SA	26,727	2,223
	Eiffage SA	40,299	2,162
	Eurazeo	33,376	2,144
	JCDecaux SA	66,268	2,122
	BioMerieux	17,989	1,838

	Societe Television Francaise 1	106,561	1,578
	Euler Hermes SA	13,356	1,495
*	Air France-KLM	164,267	1,328
	Ipsen SA	31,005	1,244
	Eramet	12,867	1,133
*	Groupe Fnac	9,318	210
			1,186,138
Germany (6.1%)
	Bayer AG	847,543	98,514
	Siemens AG	812,458	89,234
	BASF SE	946,119	83,853
	Allianz SE	466,639	72,717
	Daimler AG	1,022,541	70,935
	SAP AG	916,061	67,121
	Deutsche Bank AG	1,042,846	47,046
	Deutsche Telekom AG	3,084,154	37,503
	Linde AG	189,608	36,525
	Volkswagen AG Prior Pfd.	148,223	35,164
	Bayerische Motoren Werke AG	333,173	32,611
	Muenchener Rueckversicherungs AG	163,589	32,484
	E.ON SE	1,871,257	31,772
	Deutsche Post AG	863,382	24,144
	Adidas AG	213,906	23,843
	Henkel AG & Co. KGaA Prior Pfd.	176,599	17,262
	Fresenius SE & Co. KGaA	133,943	16,862
	Continental AG	101,945	16,053
	RWE AG	493,274	14,857
	Fresenius Medical Care AG & Co. KGaA	219,515	13,861
	Deutsche Boerse AG	190,774	13,515
	Porsche Automobil Holding SE Prior Pfd.	156,425	13,263
	HeidelbergCement AG	142,209	10,956
	Merck KGaA	65,934	10,894
	Kabel Deutschland Holding AG	90,382	10,176
	Infineon Technologies AG	1,109,738	9,848
	Henkel AG & Co. KGaA	116,247	9,634
	Beiersdorf AG	101,847	9,418
	Brenntag AG	52,544	8,648
*	ThyssenKrupp AG	390,523	8,484
*	Commerzbank AG	964,054	8,207
	GEA Group AG	188,102	7,774
	Volkswagen AG	30,061	6,831
	Lanxess AG	84,123	5,266
*	QIAGEN NV	242,759	4,988
^	K&S AG	195,635	4,832
*	Deutsche Lufthansa AG	239,290	4,795
	Metro AG	135,956	4,691
	Hannover Rueckversicherung SE	61,481	4,566
	MAN SE	35,848	4,087
	Hugo Boss AG	30,716	3,566
	Bilfinger SE	37,494	3,565
*	Osram Licht AG	86,691	3,379
	United Internet AG	96,601	3,155
	MTU Aero Engines AG	33,265	3,022
	Fuchs Petrolub SE Prior Pfd.	35,787	2,671
	Fraport AG Frankfurt Airport Services Worldwide	40,024	2,591
	Hochtief AG	31,072	2,367
^,* Suedzucker AG		70,317	2,297

	Axel Springer AG	42,687	2,235
	Celesio AG	98,283	2,221
	Software AG	66,022	2,007
	Telefonica Deutschland Holding AG	270,312	1,852
*	TUI AG	143,003	1,804
^	Wacker Chemie AG	17,761	1,733
	Salzgitter AG	44,577	1,659
	Puma SE	5,172	1,444
^	Fielmann AG	12,800	1,335
	Talanx AG	38,191	1,205
	Fuchs Petrolub SE	17,537	1,152
	Deutsche Postbank AG	15,065	663
^	Generali Deutschland Holding AG	3,698	537
			1,069,694
	Greece (0.0%)
*	Hellenic Telecommunications Organization SA	249,352	2,252
	Hellenic Petroleum SA	92,718	911
			3,163
	Hong Kong (2.6%)
	AIA Group Ltd.	12,330,881	58,366
	Hutchison Whampoa Ltd.	2,437,722	27,495
	Sun Hung Kai Properties Ltd.	1,579,639	21,057
	Cheung Kong Holdings Ltd.	1,353,331	18,996
	Hong Kong Exchanges and Clearing Ltd.	1,178,400	18,309
	Hong Kong & China Gas Co. Ltd.	5,722,586	14,661
	Sands China Ltd.	2,460,800	13,300
	Wharf Holdings Ltd.	1,543,275	13,260
	Jardine Matheson Holdings Ltd.	240,746	13,179
	CLP Holdings Ltd.	1,570,757	13,022
	Power Assets Holdings Ltd.	1,356,312	12,176
	Hang Seng Bank Ltd.	781,900	11,959
	BOC Hong Kong Holdings Ltd.	3,645,882	11,438
	Link REIT	2,317,843	11,318
*	Galaxy Entertainment Group Ltd.	2,118,000	11,148
	Want Want China Holdings Ltd.	6,766,805	9,156
	Swire Pacific Ltd. Class A	695,441	8,203
	Hongkong Land Holdings Ltd.	1,209,265	8,169
	Li & Fung Ltd.	6,147,555	8,124
	Jardine Strategic Holdings Ltd.	227,000	7,808
	Hang Lung Properties Ltd.	2,300,000	7,445
	Henderson Land Development Co. Ltd.	1,071,032	6,671
	China Mengniu Dairy Co. Ltd.	1,415,000	5,661
	New World Development Co. Ltd.	3,809,705	5,557
	MTR Corp. Ltd.	1,368,000	5,086
	Bank of East Asia Ltd.	1,341,807	5,030
	Tingyi Cayman Islands Holding Corp.	1,959,667	4,846
	Prada SPA	516,006	4,811
	SJM Holdings Ltd.	1,905,000	4,770
	Sino Land Co. Ltd.	3,043,600	4,294
	Hang Lung Group Ltd.	833,741	4,292
	Wheelock & Co. Ltd.	791,000	4,114
	Cheung Kong Infrastructure Holdings Ltd.	512,000	3,535
	Samsonite International SA	1,271,720	3,481
	Swire Properties Ltd.	1,184,500	3,479
	Esprit Holdings Ltd.	2,079,244	3,385
	AAC Technologies Holdings Inc.	706,000	3,285

	Techtronic Industries Co.	1,295,500	3,164
	Sun Art Retail Group Ltd.	2,256,555	3,135
	Wynn Macau Ltd.	1,063,700	3,013
	Kerry Properties Ltd.	680,000	2,795
	Hysan Development Co. Ltd.	632,000	2,682
	First Pacific Co. Ltd.	2,314,350	2,616
	ASM Pacific Technology Ltd.	236,900	2,573
	VTech Holdings Ltd.	158,600	2,428
	Shangri-La Asia Ltd.	1,522,390	2,393
	Yue Yuen Industrial Holdings Ltd.	844,330	2,323
	MGM China Holdings Ltd.	772,576	2,226
	PCCW Ltd.	4,786,000	2,178
	Xinyi Glass Holdings Ltd.	2,366,000	2,164
	NWS Holdings Ltd.	1,368,500	2,098
	Melco International Development Ltd.	999,000	2,011
	Television Broadcasts Ltd.	282,000	1,911
	Cathay Pacific Airways Ltd.	1,031,015	1,906
	Hopewell Holdings Ltd.	560,500	1,776
	Wing Hang Bank Ltd.	183,500	1,700
*	FIH Mobile Ltd.	3,124,000	1,684
*	Semiconductor Manufacturing International Corp.	21,778,000	1,604
^	Chow Tai Fook Jewellery Group Ltd.	1,127,400	1,437
	Lifestyle International Holdings Ltd.	574,500	1,367
^	Shougang Fushan Resources Group Ltd.	3,658,000	1,197
	Orient Overseas International Ltd.	206,500	1,144
	Cafe de Coral Holdings Ltd.	348,000	1,131
	New World China Land Ltd.	2,631,400	1,091
	Champion REIT	2,463,000	1,081
	Shui On Land Ltd.	3,459,200	1,035
^	Uni-President China Holdings Ltd.	1,062,752	969
	Great Eagle Holdings Ltd.	253,000	959
	Johnson Electric Holdings Ltd.	1,503,500	893
^	Huabao International Holdings Ltd.	2,073,000	892
	L'Occitane International SA	376,500	844
	Shun Tak Holdings Ltd.	1,791,625	769
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	723
^,* United Co. RUSAL plc		1,684,876	576
	Parkson Retail Group Ltd.	1,438,000	571
	Texwinca Holdings Ltd.	548,000	533
	Dah Sing Financial Holdings Ltd.	108,900	454
	China Travel International Inv HK	2,418,000	443
	Dah Sing Banking Group Ltd.	366,120	425
	Hopewell Highway Infrastructure Ltd.	855,100	406
*	Brightoil Petroleum Holdings Ltd.	2,197,000	382
	Kowloon Development Co. Ltd.	311,000	375
^,* China Rongsheng Heavy Industries Group Holdings Ltd.		2,784,229	294
	Hutchison Harbour Ring Ltd.	2,988,000	243
^,* Mongolian Mining Corp.		884,200	184
			459,684
Hungary (0.1%)
	OTP Bank plc	255,311	5,138
	MOL Hungarian Oil & Gas plc	46,197	3,470
	Richter Gedeon Nyrt	154,800	2,380
	Magyar Telekom Telecommunications plc	440,019	603
			11,591

	India (1.6%)
	Infosys Ltd. ADR	476,740	23,684
	Housing Development Finance Corp.	1,168,244	15,415
2	Reliance Industries Ltd. GDR	523,393	14,969
	Tata Consultancy Services Ltd.	481,432	14,375
	HDFC Bank Ltd. ADR	375,791	12,364
	ITC Ltd.	1,930,136	10,852
	Oil & Natural Gas Corp. Ltd.	2,083,484	9,954
	ICICI Bank Ltd. ADR	273,641	8,970
	Reliance Industries Ltd.	573,555	8,218
	Hindustan Unilever Ltd.	723,143	7,292
	Sun Pharmaceutical Industries Ltd.	777,936	7,225
	Bharti Airtel Ltd.	1,223,272	6,939
	Mahindra & Mahindra Ltd.	303,945	4,556
	Tata Motors Ltd.	949,866	4,537
	NTPC Ltd.	2,008,879	4,320
	Wipro Ltd. ADR	475,810	4,101
	State Bank of India GDR	72,265	4,061
	Axis Bank Ltd.	231,542	3,937
	United Spirits Ltd.	86,994	3,410
	HCL Technologies Ltd.	209,331	3,227
	Larsen & Toubro Ltd.	222,205	3,096
	Dr Reddy's Laboratories Ltd. ADR	79,531	2,964
	Coal India Ltd.	636,927	2,950
	Kotak Mahindra Bank Ltd.	262,217	2,814
	Asian Paints Ltd.	290,170	2,421
	Hero MotoCorp Ltd.	80,544	2,407
	Bajaj Auto Ltd.	70,030	2,228
	Cairn India Ltd.	458,471	2,227
*	Idea Cellular Ltd.	798,637	2,217
	Cipla Ltd.	323,859	2,132
	Lupin Ltd.	148,271	2,124
	Nestle India Ltd.	23,723	2,066
	IDFC Ltd.	1,136,174	2,048
	Ultratech Cement Ltd.	66,317	2,004
	Zee Entertainment Enterprises Ltd.	476,912	1,939
	Power Grid Corp. of India Ltd.	1,120,441	1,865
	Maruti Suzuki India Ltd.	82,514	1,800
	Ambuja Cements Ltd.	619,209	1,705
	IndusInd Bank Ltd.	251,693	1,603
	Bharat Heavy Electricals Ltd.	592,344	1,541
	Godrej Consumer Products Ltd.	117,220	1,535
	GAIL India Ltd.	309,045	1,531
	Reliance Communications Ltd.	622,673	1,428
	Shriram Transport Finance Co. Ltd.	122,421	1,269
	NMDC Ltd.	780,400	1,257
	Jindal Steel & Power Ltd.	379,234	1,247
	Tata Power Co. Ltd.	843,153	1,220
	DLF Ltd.	486,907	1,201
*	Tech Mahindra Ltd.	56,031	1,147
	Hindalco Industries Ltd.	771,783	1,142
	JSW Steel Ltd.	120,182	1,119
	Dabur India Ltd.	406,340	1,078
	Indian Oil Corp. Ltd.	312,064	1,051
	Oil India Ltd.	122,048	1,037
*	Oracle Financial Services Software Ltd.	21,224	1,034
	Adani Ports and Special Economic Zone Ltd.	500,974	1,031

	Sterlite Industries India Ltd.	818,906	1,011
	Glenmark Pharmaceuticals Ltd.	106,346	1,010
	Grasim Industries Ltd.	22,549	982
	Yes Bank Ltd.	171,993	915
	Rural Electrification Corp. Ltd.	350,844	914
	Titan Industries Ltd.	209,699	909
*	Bharat Petroleum Corp. Ltd.	170,224	906
	ACC Ltd.	45,469	879
	Tata Steel Ltd.	236,621	840
	Sesa Goa Ltd.	397,494	837
	Cummins India Ltd.	116,736	823
	GlaxoSmithKline Pharmaceuticals Ltd.	20,637	804
	Piramal Enterprises Ltd.	85,836	782
	Bank of Baroda	83,470	772
	Adani Enterprises Ltd.	267,952	771
	United Breweries Ltd.	67,658	766
	Colgate-Palmolive India Ltd.	32,913	743
	Reliance Infrastructure Ltd.	130,856	735
	Exide Industries Ltd.	359,584	727
	Siemens Ltd.	85,767	723
	GlaxoSmithKline Consumer Healthcare Ltd.	9,237	709
	Reliance Capital Ltd.	122,183	689
*	Reliance Power Ltd.	569,512	684
	Punjab National Bank	71,765	673
	Infosys Ltd.	13,464	661
	Indiabulls Housing Finance Ltd.	190,150	656
	Divi's Laboratories Ltd.	40,503	624
	Castrol India Ltd.	120,359	622
*	Ranbaxy Laboratories Ltd.	128,021	603
	Jaiprakash Associates Ltd.	1,013,297	603
	Cadila Healthcare Ltd.	49,884	603
	ICICI Bank Ltd.	40,295	602
	Shree Cement Ltd.	8,229	589
	HDFC Bank Ltd.	57,827	580
	Power Finance Corp. Ltd.	321,581	573
	Steel Authority of India Ltd.	820,447	563
	Aditya Birla Nuvo Ltd.	29,284	562
	Mphasis Ltd.	82,000	540
	Wipro Ltd.	75,365	535
	Dr Reddy's Laboratories Ltd.	14,261	533
	Sun TV Network Ltd.	80,010	532
	Container Corp. Of India	29,845	488
	Hindustan Petroleum Corp. Ltd.	133,397	464
	Hindustan Zinc Ltd.	259,833	433
	ABB India Ltd.	51,284	422
	Union Bank of India	188,519	412
*	Unitech Ltd.	1,523,516	412
	Canara Bank	89,942	406
	NHPC Ltd.	1,427,030	390
	Bharti Infratel Ltd.	155,141	379
	Bajaj Holdings and Investment Ltd.	26,935	362
	Bharat Electronics Ltd.	19,420	351
	Great Eastern Shipping Co. Ltd.	93,331	339
*	Adani Power Ltd.	582,769	337
	Godrej Industries Ltd.	73,817	318
	JSW Energy Ltd.	404,030	277
	Bank of India	86,945	264

	Tata Chemicals Ltd.	61,655	262
	Bharat Forge Ltd.	77,196	259
*	Wockhardt Ltd.	32,119	248
	IDBI Bank Ltd.	221,181	237
*	GMR Infrastructure Ltd.	972,021	205
	Ashok Leyland Ltd.	808,985	181
	Crompton Greaves Ltd.	127,634	177
	Tata Communications Ltd. ADR	37,981	175
	Torrent Power Ltd.	100,414	123
	Oriental Bank of Commerce	45,577	117
	Corp Bank	22,522	106
*	Essar Oil Ltd.	117,332	99
*	Mangalore Refinery & Petrochemicals Ltd.	149,186	80
	Tata Communications Ltd.	25,747	62
			273,854
	Indonesia (0.6%)
	Astra International Tbk PT	20,437,358	12,933
	Bank Central Asia Tbk PT	12,481,000	12,615
	Telekomunikasi Indonesia Persero Tbk PT	10,269,000	11,880
	Bank Rakyat Indonesia Persero Tbk PT	11,480,000	9,200
	Bank Mandiri Persero Tbk PT	9,499,478	8,222
	Perusahaan Gas Negara Persero Tbk PT	10,748,000	6,172
	Semen Indonesia Persero Tbk PT	3,105,000	4,593
	Unilever Indonesia Tbk PT	1,227,000	3,789
	Charoen Pokphand Indonesia Tbk PT	7,939,000	3,319
	Bank Negara Indonesia Persero Tbk PT	7,422,644	3,083
	Kalbe Farma Tbk PT	20,798,481	2,889
	Indofood Sukses Makmur Tbk PT	4,408,000	2,782
	Indocement Tunggal Prakarsa Tbk PT	1,337,000	2,711
	United Tractors Tbk PT	1,576,358	2,577
	Gudang Garam Tbk PT	582,000	2,395
	Bank Danamon Indonesia Tbk PT	3,126,894	1,581
	Indofood CBP Sukses Makmur Tbk PT	1,157,000	1,259
*	Bumi Resources Tbk PT	20,414,500	1,011
	Adaro Energy Tbk PT	13,995,458	951
	Indosat Tbk PT	1,944,000	945
	Indo Tambangraya Megah Tbk PT	399,000	939
	Jasa Marga Persero Tbk PT	1,796,500	935
*	Global Mediacom Tbk PT	4,108,500	918
*	Media Nusantara Citra Tbk PT	3,019,500	910
	Tambang Batubara Bukit Asam Persero Tbk PT	805,000	779
	XL Axiata Tbk PT	1,762,000	771
	Astra Agro Lestari Tbk PT	400,000	604
	Aneka Tambang Persero Tbk PT	3,116,500	352
	Vale Indonesia Tbk PT	1,600,000	275
			101,390
	Ireland (0.1%)
	Kerry Group plc Class A	147,871	9,085
*	Elan Corp. plc	565,006	8,640
	Ryanair Holdings plc ADR	131,943	6,798
	Ryanair Holdings plc	58,749	544
			25,067
	Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	878,785	34,926
	Bank Hapoalim BM	1,007,159	4,816
*	Bank Leumi Le-Israel BM	1,278,266	4,289

	Israel Chemicals Ltd.	453,539	3,617
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,967,453	3,178
	NICE Systems Ltd.	56,233	2,176
*	Mellanox Technologies Ltd.	43,845	1,977
*	Israel Discount Bank Ltd. Class A	814,960	1,387
	Delek Group Ltd.	4,682	1,315
*	Mizrahi Tefahot Bank Ltd.	115,691	1,234
*	Israel Corp. Ltd.	2,344	1,099
	Azrieli Group	35,183	1,095
	Elbit Systems Ltd.	24,537	1,082
	Gazit-Globe Ltd.	73,135	995
*	EZchip Semiconductor Ltd.	29,223	925
	Osem Investments Ltd.	40,567	905
*	Paz Oil Co. Ltd.	4,811	782
	Partner Communications Co. Ltd.	91,767	697
	Harel Insurance Investments & Financial Services Ltd.	11,192	622
*	Cellcom Israel Ltd. (Registered)	50,556	564
	Strauss Group Ltd.	29,498	509
	Shikun & Binui Ltd.	213,409	507
	Clal Insurance Enterprises Holdings Ltd.	22,729	426
*	Oil Refineries Ltd.	897,312	385
*	Delek Energy Systems Ltd.	709	376
	First International Bank Of Israel Ltd.	22,480	355
*	Ormat Industries	53,230	319
	Delek Automotive Systems Ltd.	29,330	299
	Migdal Insurance & Financial Holding Ltd.	171,429	280
	Shufersal Ltd.	56,514	222
*	Koor Industries Ltd.	11,063	180
			71,539
Italy (1.5%)
	Eni SPA	2,510,792	55,456
	UniCredit SPA	4,567,016	24,946
	Assicurazioni Generali SPA	1,260,827	24,942
	Enel SPA	6,701,614	22,425
	Intesa Sanpaolo SPA (Registered)	11,192,266	21,350
	Fiat Industrial SPA	848,012	10,470
	Snam SPA	2,117,648	10,008
	Luxottica Group SPA	177,534	9,406
*	Fiat SPA	905,080	7,217
	Telecom Italia SPA (Registered)	10,467,608	7,181
	Terna Rete Elettrica Nazionale SPA	1,453,454	6,492
	Tenaris SA ADR	137,850	6,127
	Atlantia SPA	313,517	5,969
	Saipem SPA	250,320	5,336
	Tenaris SA	204,265	4,557
	Prysmian SPA	207,145	4,211
	Unione di Banche Italiane SCPA	879,627	3,750
	Enel Green Power SPA	1,572,796	3,501
	Exor SPA	104,327	3,439
	Pirelli & C. SPA	259,680	3,410
	Telecom Italia SPA (Bearer)	5,820,987	3,067
*	Mediaset SPA	678,767	2,965
	Mediobanca SPA	473,786	2,919
	Davide Campari-Milano SPA	292,025	2,261
*	Banco Popolare SC	1,766,633	2,255
^,* Finmeccanica SPA		393,410	2,058
*	Autogrill SPA	132,858	2,029

Gtech SPA	72,395	2,010
^,* Banca Monte dei Paschi di Siena SPA	5,661,670	1,552
Mediolanum SPA	185,033	1,410
Buzzi Unicem SPA	73,614	1,088
Parmalat SPA	313,745	1,026
		264,833
Japan (16.4%)
Toyota Motor Corp.	2,714,949	165,207
Mitsubishi UFJ Financial Group Inc.	14,500,807	89,949
Honda Motor Co. Ltd.	1,836,146	68,013
Sumitomo Mitsui Financial Group Inc.	1,376,814	62,901
Softbank Corp.	964,754	61,239
Mizuho Financial Group Inc.	24,492,091	50,939
Japan Tobacco Inc.	1,192,200	41,621
Canon Inc.	1,159,177	35,754
Takeda Pharmaceutical Co. Ltd.	791,831	35,311
Mitsubishi Estate Co. Ltd.	1,295,247	32,833
Hitachi Ltd.	4,752,658	31,839
East Japan Railway Co.	389,026	31,298
KDDI Corp.	560,794	31,028
FANUC Corp.	201,490	30,508
Seven & I Holdings Co. Ltd.	799,529	30,119
Nomura Holdings Inc.	3,603,000	27,373
Nissan Motor Co. Ltd.	2,600,825	27,158
Mitsubishi Corp.	1,474,394	26,862
Shin-Etsu Chemical Co. Ltd.	422,373	26,314
Mitsui Fudosan Co. Ltd.	867,500	26,148
Astellas Pharma Inc.	474,856	25,397
Nippon Steel & Sumitomo Metal Corp.	8,668,069	25,148
Bridgestone Corp.	683,597	24,204
Mitsui & Co. Ltd.	1,773,618	23,757
Central Japan Railway Co.	186,112	22,799
Denso Corp.	489,945	22,239
Tokio Marine Holdings Inc.	692,127	22,091
NTT DOCOMO Inc.	14,435	21,986
Komatsu Ltd.	976,500	21,740
Sony Corp.	1,021,700	21,451
Nippon Telegraph & Telephone Corp.	407,857	20,577
Sumitomo Realty & Development Co. Ltd.	490,700	20,502
Mitsubishi Electric Corp.	2,026,148	19,648
* Panasonic Corp.	2,180,220	19,342
ITOCHU Corp.	1,589,970	18,883
Kubota Corp.	1,292,266	18,812
ORIX Corp.	1,252,400	18,587
Fast Retailing Co. Ltd.	54,400	18,579
Toshiba Corp.	4,212,452	18,222
Sumitomo Mitsui Trust Holdings Inc.	3,921,168	18,034
Mitsubishi Heavy Industries Ltd.	3,285,000	17,638
Kao Corp.	539,400	17,273
Kyocera Corp.	166,512	16,874
Fuji Heavy Industries Ltd.	647,200	15,935
Sumitomo Corp.	1,153,038	15,410
Keyence Corp.	46,721	15,234
Daiwa Securities Group Inc.	1,789,500	15,181
MS&AD Insurance Group Holdings	555,975	14,389
Murata Manufacturing Co. Ltd.	205,900	14,141
Tokyo Gas Co. Ltd.	2,572,242	14,139

	Nintendo Co. Ltd.	108,600	13,837
	Kirin Holdings Co. Ltd.	912,756	13,495
	SMC Corp.	63,553	13,440
	Dai-ichi Life Insurance Co. Ltd.	9,815	13,360
	JX Holdings Inc.	2,482,530	13,177
	Otsuka Holdings Co. Ltd.	392,500	12,670
	Eisai Co. Ltd.	281,911	11,916
	Marubeni Corp.	1,701,174	11,811
	Secom Co. Ltd.	211,744	11,654
	Daiichi Sankyo Co. Ltd.	712,340	11,592
	Daiwa House Industry Co. Ltd.	626,006	11,497
*	Mazda Motor Corp.	2,727,000	11,362
	Daikin Industries Ltd.	273,014	11,343
	Asahi Group Holdings Ltd.	439,683	11,200
	JFE Holdings Inc.	474,700	10,707
	Sumitomo Electric Industries Ltd.	782,294	10,557
	Inpex Corp.	2,361	10,323
	FUJIFILM Holdings Corp.	467,772	10,249
	Suzuki Motor Corp.	425,900	10,183
	Toray Industries Inc.	1,583,390	10,080
	Chubu Electric Power Co. Inc.	724,565	10,046
	NKSJ Holdings Inc.	396,300	9,942
*	Kansai Electric Power Co. Inc.	793,600	9,702
	Hoya Corp.	447,300	9,640
	Isuzu Motors Ltd.	1,355,200	9,609
	Resona Holdings Inc.	1,930,473	9,579
	Nitto Denko Corp.	169,559	9,552
	Terumo Corp.	186,701	9,440
^	Nidec Corp.	113,596	9,329
	Ajinomoto Co. Inc.	658,697	9,188
*	Tokyo Electric Power Co. Inc.	1,496,563	9,132
	Yamato Holdings Co. Ltd.	413,058	9,055
*	Olympus Corp.	294,237	8,993
	Oriental Land Co. Ltd.	54,101	8,803
	Asahi Kasei Corp.	1,359,407	8,597
	Osaka Gas Co. Ltd.	2,025,921	8,575
	T&D Holdings Inc.	676,779	8,548
	Tokyu Corp.	1,289,537	8,375
	Aeon Co. Ltd.	608,500	8,363
	West Japan Railway Co.	194,694	8,221
	JGC Corp.	228,604	8,058
	Ricoh Co. Ltd.	716,141	8,040
	Tokyo Electron Ltd.	176,466	8,028
	Aisin Seiki Co. Ltd.	202,209	8,010
	Hankyu Hanshin Holdings Inc.	1,329,700	7,607
	Sekisui House Ltd.	584,589	7,543
	Daito Trust Construction Co. Ltd.	82,200	7,511
	Nikon Corp.	359,520	7,505
	Kintetsu Corp.	1,714,500	7,361
	Dentsu Inc.	228,618	7,280
	Shimano Inc.	80,600	7,266
	Yahoo Japan Corp.	13,641	7,249
	Toyota Industries Corp.	172,157	7,067
	Sumitomo Metal Mining Co. Ltd.	540,700	7,048
	Bank of Yokohama Ltd.	1,278,869	7,009
	Shizuoka Bank Ltd.	641,877	6,941
	Fujitsu Ltd.	1,806,055	6,914

	LIXIL Group Corp.	292,673	6,863
	Makita Corp.	129,400	6,732
	Shionogi & Co. Ltd.	326,700	6,627
*	Kyushu Electric Power Co. Inc.	474,948	6,606
	Omron Corp.	213,100	6,590
	Mitsubishi Chemical Holdings Corp.	1,374,715	6,450
	Unicharm Corp.	119,693	6,372
	Asahi Glass Co. Ltd.	966,300	6,250
	Shiseido Co. Ltd.	403,099	6,193
	IHI Corp.	1,460,000	6,142
	Toyota Tsusho Corp.	230,802	6,120
	Ono Pharmaceutical Co. Ltd.	94,700	6,070
	Odakyu Electric Railway Co. Ltd.	635,210	6,030
	NEC Corp.	2,644,000	5,975
	Kawasaki Heavy Industries Ltd.	1,576,037	5,757
*	Tohoku Electric Power Co. Inc.	491,700	5,738
	Tobu Railway Co. Ltd.	1,098,690	5,667
	Dai Nippon Printing Co. Ltd.	632,566	5,629
	Lawson Inc.	70,400	5,517
	Chiba Bank Ltd.	791,500	5,476
	Yakult Honsha Co. Ltd.	112,740	5,252
	Sumitomo Chemical Co. Ltd.	1,575,500	5,179
*	Mitsubishi Motors Corp.	388,020	5,110
	Isetan Mitsukoshi Holdings Ltd.	369,640	5,098
	Electric Power Development Co. Ltd.	150,000	4,961
	Sega Sammy Holdings Inc.	211,700	4,922
	Kuraray Co. Ltd.	356,800	4,866
	Sysmex Corp.	73,510	4,741
	Chugoku Electric Power Co. Inc.	319,900	4,699
	NTT Data Corp.	1,303	4,669
	Daihatsu Motor Co. Ltd.	212,200	4,664
	Nippon Yusen KK	1,650,700	4,570
	Chugai Pharmaceutical Co. Ltd.	230,000	4,560
	Mitsubishi Materials Corp.	1,283,000	4,513
	NSK Ltd.	482,000	4,506
	TDK Corp.	124,400	4,479
	Keikyu Corp.	531,657	4,436
	Nippon Express Co. Ltd.	936,500	4,420
	NGK Spark Plug Co. Ltd.	222,608	4,416
	Hisamitsu Pharmaceutical Co. Inc.	79,501	4,376
	Mitsui OSK Lines Ltd.	1,134,500	4,363
	Sekisui Chemical Co. Ltd.	434,000	4,351
	Keio Corp.	615,031	4,327
	Konica Minolta Inc.	526,289	4,306
	Taisei Corp.	1,102,700	4,292
	Tokyu Land Corp.	448,200	4,266
	Hirose Electric Co. Ltd.	31,900	4,253
	Hino Motors Ltd.	274,000	4,199
	Toppan Printing Co. Ltd.	618,000	4,194
	Taiheiyo Cement Corp.	1,241,000	4,171
*	Kobe Steel Ltd.	2,625,000	4,142
	Oji Holdings Corp.	962,200	4,099
*	Sharp Corp.	995,500	4,092
	J Front Retailing Co. Ltd.	513,400	4,079
	Yamaha Motor Co. Ltd.	293,000	3,925
	Fukuoka Financial Group Inc.	869,700	3,918
	Joyo Bank Ltd.	724,072	3,895

	NGK Insulators Ltd.	285,000	3,798
	Rohm Co. Ltd.	97,200	3,747
	JSR Corp.	207,200	3,740
	Suruga Bank Ltd.	209,000	3,709
	Obayashi Corp.	688,700	3,676
	Credit Saison Co. Ltd.	162,984	3,648
	Hulic Co. Ltd.	304,243	3,641
	Yamada Denki Co. Ltd.	89,290	3,613
	Tokyo Tatemono Co. Ltd.	435,000	3,603
	Santen Pharmaceutical Co. Ltd.	81,600	3,555
	TOTO Ltd.	348,000	3,548
	Trend Micro Inc.	105,300	3,497
	Aozora Bank Ltd.	1,123,488	3,471
	Shinsei Bank Ltd.	1,558,000	3,455
	MEIJI Holdings Co. Ltd.	72,345	3,394
	Kansai Paint Co. Ltd.	261,000	3,382
	Yokogawa Electric Corp.	258,100	3,338
	Nitori Holdings Co. Ltd.	38,841	3,314
	Nomura Research Institute Ltd.	100,900	3,302
	Kajima Corp.	928,200	3,262
	Japan Airlines Co. Ltd.	61,394	3,256
	Namco Bandai Holdings Inc.	201,000	3,252
	Nissin Foods Holdings Co. Ltd.	81,600	3,243
	Taisho Pharmaceutical Holdings Co. Ltd.	47,300	3,222
	Mitsubishi Gas Chemical Co. Inc.	433,000	3,201
	Nippon Meat Packers Inc.	207,000	3,185
	Shimamura Co. Ltd.	27,432	3,145
	Toyo Suisan Kaisha Ltd.	100,000	3,126
	Kikkoman Corp.	181,000	3,114
	Toho Co. Ltd.	148,700	3,099
	Mitsubishi Tanabe Pharma Corp.	229,100	3,086
	FamilyMart Co. Ltd.	69,700	3,076
	Yaskawa Electric Corp.	258,000	3,074
	Stanley Electric Co. Ltd.	157,400	3,047
	Sumitomo Rubber Industries Ltd.	182,400	3,035
	Iyo Bank Ltd.	317,200	3,026
	Yokohama Rubber Co. Ltd.	304,000	2,993
	Nippon Paint Co. Ltd.	235,000	2,991
	Asics Corp.	177,300	2,978
	Bank of Kyoto Ltd.	371,000	2,963
	THK Co. Ltd.	141,600	2,949
	Hachijuni Bank Ltd.	500,000	2,933
	JTEKT Corp.	233,200	2,924
	Sony Financial Holdings Inc.	178,000	2,920
	Brother Industries Ltd.	260,200	2,889
	Miraca Holdings Inc.	59,800	2,884
	Toyo Seikan Group Holdings Ltd.	174,100	2,877
	Nomura Real Estate Holdings Inc.	122,300	2,845
	Takashimaya Co. Ltd.	289,000	2,840
	Keisei Electric Railway Co. Ltd.	295,000	2,838
*	Shikoku Electric Power Co. Inc.	158,572	2,836
	Rinnai Corp.	38,700	2,834
	Sanrio Co. Ltd.	57,688	2,810
	Shimizu Corp.	674,000	2,803
	Hokuriku Electric Power Co.	193,500	2,791
	Aeon Mall Co. Ltd.	111,980	2,785
^	AEON Financial Service Co. Ltd.	95,200	2,776

	Kyowa Hakko Kirin Co. Ltd.	277,000	2,761
	Alfresa Holdings Corp.	55,200	2,738
	Don Quijote Co. Ltd.	52,300	2,735
	Marui Group Co. Ltd.	280,900	2,732
	TonenGeneral Sekiyu KK	282,000	2,727
	Amada Co. Ltd.	377,000	2,705
	Sumitomo Heavy Industries Ltd.	582,200	2,701
	Daicel Corp.	311,000	2,677
	Mitsubishi UFJ Lease & Finance Co. Ltd.	520,400	2,661
	Toho Gas Co. Ltd.	527,000	2,633
	Hokuhoku Financial Group Inc.	1,386,000	2,612
	Nisshin Seifun Group Inc.	225,500	2,612
	Air Water Inc.	178,000	2,608
	Gunma Bank Ltd.	461,000	2,606
	Benesse Holdings Inc.	75,200	2,593
	USS Co. Ltd.	21,530	2,572
	Konami Corp.	115,700	2,560
	Chugoku Bank Ltd.	194,500	2,525
	Nagoya Railroad Co. Ltd.	898,000	2,509
	Ebara Corp.	457,000	2,508
	Seven Bank Ltd.	677,760	2,508
*	Hokkaido Electric Power Co. Inc.	190,800	2,491
	Hamamatsu Photonics KK	71,700	2,489
^	ANA Holdings Inc.	1,195,258	2,461
	MISUMI Group Inc.	90,084	2,449
	Dowa Holdings Co. Ltd.	267,000	2,438
	Seiko Epson Corp.	194,500	2,430
	Yamaguchi Financial Group Inc.	255,000	2,427
	Suzuken Co. Ltd.	77,625	2,426
	Nabtesco Corp.	115,400	2,416
	Hiroshima Bank Ltd.	581,200	2,416
	Sankyo Co. Ltd.	54,600	2,411
	Shimadzu Corp.	306,000	2,410
	Kurita Water Industries Ltd.	118,100	2,408
	SBI Holdings Inc.	229,760	2,404
	Yamaha Corp.	187,200	2,398
	MediPal Holdings Corp.	191,400	2,374
^	Dena Co. Ltd.	125,000	2,372
	Nippon Kayaku Co. Ltd.	183,000	2,359
	Kakaku.com Inc.	67,844	2,348
	Keihan Electric Railway Co. Ltd.	574,000	2,337
	Nissan Chemical Industries Ltd.	168,200	2,327
	Nippon Electric Glass Co. Ltd.	428,500	2,302
^	Casio Computer Co. Ltd.	258,226	2,301
	Koito Manufacturing Co. Ltd.	119,000	2,295
	Kaneka Corp.	336,000	2,272
	Advantest Corp.	173,700	2,263
	Zeon Corp.	208,000	2,255
	Mitsui Chemicals Inc.	965,000	2,229
	Mitsubishi Logistics Corp.	153,000	2,229
	Kamigumi Co. Ltd.	267,000	2,213
	Chiyoda Corp.	186,000	2,207
	Sojitz Corp.	1,296,800	2,205
	Teijin Ltd.	1,001,000	2,170
	Taiyo Nippon Sanso Corp.	308,000	2,170
	Dainippon Sumitomo Pharma Co. Ltd.	163,300	2,166
	Fuji Electric Co. Ltd.	566,000	2,115

	Tosoh Corp.	596,000	2,110
	Japan Steel Works Ltd.	374,500	2,101
	Hitachi Construction Machinery Co. Ltd.	106,700	2,099
	Ryohin Keikaku Co. Ltd.	23,900	2,094
	Idemitsu Kosan Co. Ltd.	25,000	2,082
	Showa Denko KK	1,532,200	2,060
	M3 Inc.	745	2,051
	DIC Corp.	784,700	2,045
	Hitachi Metals Ltd.	168,000	2,017
	Tsumura & Co.	70,600	2,011
	NHK Spring Co. Ltd.	169,700	1,968
	Park24 Co. Ltd.	106,300	1,957
	Nishi-Nippon City Bank Ltd.	745,700	1,922
	Otsuka Corp.	16,900	1,908
	Ube Industries Ltd.	1,002,000	1,900
	Daido Steel Co. Ltd.	327,700	1,898
	Citizen Holdings Co. Ltd.	332,100	1,896
	Obic Co. Ltd.	6,720	1,885
	Showa Shell Sekiyu KK	204,200	1,881
	NOK Corp.	114,800	1,826
	Ibiden Co. Ltd.	120,900	1,802
	Toyoda Gosei Co. Ltd.	73,400	1,802
	Hitachi Chemical Co. Ltd.	105,100	1,768
	77 Bank Ltd.	365,000	1,763
	Kewpie Corp.	113,900	1,754
*	Haseko Corp.	1,408,000	1,748
	Hakuhodo DY Holdings Inc.	25,020	1,722
	Denki Kagaku Kogyo KK	467,000	1,721
^	GS Yuasa Corp.	386,000	1,700
	Yamazaki Baking Co. Ltd.	144,000	1,698
	NTN Corp.	518,000	1,696
	Sawai Pharmaceutical Co. Ltd.	13,900	1,683
	Nippon Shokubai Co. Ltd.	162,000	1,674
	Furukawa Electric Co. Ltd.	679,000	1,639
	Taiyo Yuden Co. Ltd.	122,200	1,632
	Maruichi Steel Tube Ltd.	67,800	1,631
^	Nippon Paper Industries Co. Ltd.	111,700	1,626
	Takara Holdings Inc.	190,000	1,610
	Sugi Holdings Co. Ltd.	41,465	1,610
	Hoshizaki Electric Co. Ltd.	46,193	1,606
	Sotetsu Holdings Inc.	438,000	1,589
	COMSYS Holdings Corp.	124,600	1,582
	Ushio Inc.	127,500	1,564
	Nagase & Co. Ltd.	120,400	1,563
	Azbil Corp.	72,300	1,552
	K's Holdings Corp.	44,344	1,510
	Yamato Kogyo Co. Ltd.	45,900	1,487
	Kagome Co. Ltd.	86,100	1,463
	Sundrug Co. Ltd.	33,900	1,458
	Kobayashi Pharmaceutical Co. Ltd.	27,900	1,454
	Shiga Bank Ltd.	255,000	1,453
	Lion Corp.	258,000	1,450
	Mabuchi Motor Co. Ltd.	27,900	1,447
	Nishi-Nippon Railroad Co. Ltd.	378,000	1,438
	Nexon Co. Ltd.	113,638	1,435
	Sumitomo Forestry Co. Ltd.	134,400	1,422
	Aoyama Trading Co. Ltd.	56,900	1,420

	Disco Corp.	23,900	1,413
	Nichirei Corp.	293,000	1,410
	Seino Holdings Co. Ltd.	157,000	1,408
	Toyobo Co. Ltd.	900,000	1,402
	Ito En Ltd.	59,800	1,401
	Hitachi High-Technologies Corp.	64,100	1,397
	Alps Electric Co. Ltd.	186,000	1,394
	UNY Group Holdings Co. Ltd.	216,100	1,388
	NTT Urban Development Corp.	1,151	1,388
	Rohto Pharmaceutical Co. Ltd.	100,000	1,380
	Glory Ltd.	58,800	1,378
	Minebea Co. Ltd.	348,000	1,364
	Sapporo Holdings Ltd.	375,200	1,350
	Japan Petroleum Exploration Co.	31,200	1,339
	Keiyo Bank Ltd.	255,000	1,338
	Mitsui Engineering & Shipbuilding Co. Ltd.	750,700	1,330
	Mori Seiki Co. Ltd.	102,300	1,325
^,* Aiful Corp.		140,946	1,319
	Kinden Corp.	135,000	1,312
	Kawasaki Kisen Kaisha Ltd.	640,000	1,308
	Century Tokyo Leasing Corp.	47,444	1,303
	Juroku Bank Ltd.	354,000	1,299
	Calbee Inc.	13,451	1,295
	Sumitomo Osaka Cement Co. Ltd.	399,000	1,293
	Oracle Corp. Japan	33,100	1,289
	Shimachu Co. Ltd.	52,200	1,283
*	Acom Co. Ltd.	41,450	1,271
	Wacoal Holdings Corp.	125,000	1,267
	Fujikura Ltd.	344,000	1,254
	Mitsui Mining & Smelting Co. Ltd.	558,000	1,250
	Coca-Cola West Co. Ltd.	64,200	1,247
	Onward Holdings Co. Ltd.	138,000	1,247
	Senshu Ikeda Holdings Inc.	243,440	1,228
	Hikari Tsushin Inc.	19,800	1,216
	Rengo Co. Ltd.	238,000	1,206
	Sohgo Security Services Co. Ltd.	67,400	1,202
^	Nipro Corp.	124,900	1,198
	KYORIN Holdings Inc.	54,820	1,195
*	Dainippon Screen Manufacturing Co. Ltd.	216,000	1,194
	San-In Godo Bank Ltd.	158,000	1,193
	Nisshinbo Holdings Inc.	154,000	1,185
*	Orient Corp.	432,545	1,178
	Jafco Co. Ltd.	32,300	1,173
	Higo Bank Ltd.	199,200	1,169
	Kaken Pharmaceutical Co. Ltd.	75,201	1,166
	OKUMA Corp.	158,000	1,165
	Musashino Bank Ltd.	32,800	1,165
	House Foods Corp.	72,100	1,158
	Daishi Bank Ltd.	341,000	1,154
	Izumi Co. Ltd.	38,200	1,152
*	Cosmo Oil Co. Ltd.	611,000	1,134
	Autobacs Seven Co. Ltd.	76,600	1,123
	Hitachi Capital Corp.	46,900	1,118
	Tokai Rika Co. Ltd.	50,500	1,088
	H2O Retailing Corp.	123,000	1,082
	Fukuyama Transporting Co. Ltd.	177,000	1,078
	SKY Perfect JSAT Holdings Inc.	2,052	1,076

	North Pacific Bank Ltd.	275,500	1,064
	Kagoshima Bank Ltd.	160,500	1,049
	ABC-Mart Inc.	22,900	1,033
	Nanto Bank Ltd.	270,000	1,030
	Hokkoku Bank Ltd.	301,000	1,019
	Itochu Techno-Solutions Corp.	25,400	1,006
	Matsui Securities Co. Ltd.	109,300	1,004
	Matsumotokiyoshi Holdings Co. Ltd.	33,100	998
	Lintec Corp.	52,400	988
	Ogaki Kyoritsu Bank Ltd.	337,000	986
	Sumco Corp.	111,500	983
	Hyakugo Bank Ltd.	246,000	975
	Anritsu Corp.	77,579	973
	Nippon Television Holdings Inc.	53,400	966
	Square Enix Holdings Co. Ltd.	70,000	962
*	Nippon Sheet Glass Co. Ltd.	917,344	962
	Toyota Boshoku Corp.	66,000	955
	Ezaki Glico Co. Ltd.	91,000	941
	KYB Co. Ltd.	179,476	932
	Awa Bank Ltd.	176,500	923
	Capcom Co. Ltd.	51,600	917
	Exedy Corp.	33,726	907
	Mochida Pharmaceutical Co. Ltd.	71,000	892
	Kose Corp.	31,400	889
	SCSK Corp.	43,576	888
	Fuji Media Holdings Inc.	480	867
	Komeri Co. Ltd.	35,100	864
	Nippo Corp.	50,531	860
	FP Corp.	12,203	859
	Maeda Road Construction Co. Ltd.	51,895	851
	Hyakujushi Bank Ltd.	271,500	838
	Shochiku Co. Ltd.	83,676	833
	Calsonic Kansei Corp.	154,700	811
	Point Inc.	15,950	799
	Canon Marketing Japan Inc.	62,500	799
	Asatsu-DK Inc.	30,400	797
^	Gree Inc.	93,600	758
	Toshiba TEC Corp.	129,000	743
	Tsuruha Holdings Inc.	7,904	727
	Kokuyo Co. Ltd.	97,600	716
	Sumitomo Bakelite Co. Ltd.	186,200	700
	Takata Corp.	33,500	700
	Toda Corp.	246,000	699
	Heiwa Corp.	40,500	697
	Nisshin Steel Holdings Co. Ltd.	78,100	681
	Pola Orbis Holdings Inc.	19,168	671
	Kissei Pharmaceutical Co. Ltd.	34,000	660
	Shinko Electric Industries Co. Ltd.	68,600	659
	Pacific Metals Co. Ltd.	145,819	649
	Cosmos Pharmaceutical Corp.	6,102	648
	Hitachi Transport System Ltd.	44,100	633
	Tokai Carbon Co. Ltd.	209,000	601
	Nissan Shatai Co. Ltd.	46,426	595
	Kandenko Co. Ltd.	106,000	533
	Tokyo Broadcasting System Holdings Inc.	38,600	510
	PanaHome Corp.	75,000	464
	TV Asahi Corp.	20,400	447

	Sumitomo Real Estate Sales Co. Ltd.	7,810	422
	Toppan Forms Co. Ltd.	44,600	385
^	OSAKA Titanium Technologies Co.	18,700	364
	Mitsubishi Shokuhin Co. Ltd.	14,302	361
	Kansai Urban Banking Corp.	299,000	329
	NS Solutions Corp.	17,200	321
	Hitachi Koki Co. Ltd.	43,300	319
	Tokai Rubber Industries Ltd.	29,300	253
*	Renesas Electronics Corp.	36,947	147
			2,883,256
	Malaysia (0.9%)
	Malayan Banking Bhd.	4,411,674	13,946
	CIMB Group Holdings Bhd.	5,005,200	12,132
	Axiata Group Bhd.	5,106,724	10,683
	Sime Darby Bhd.	3,196,597	9,342
	Genting Bhd.	2,271,700	6,877
	IOI Corp. Bhd.	3,812,465	6,427
	Petronas Chemicals Group Bhd.	3,072,368	6,269
	Maxis Bhd.	2,692,500	5,904
	Public Bank Bhd. (Foreign)	1,058,969	5,630
	DiGi.Com Bhd.	3,788,466	5,428
	Petronas Gas Bhd.	813,500	5,226
*	Sapurakencana Petroleum Bhd.	3,685,800	4,382
	AMMB Holdings Bhd.	1,762,900	4,256
	Tenaga Nasional Bhd.	1,420,200	3,893
	Genting Malaysia Bhd.	3,012,600	3,862
	Kuala Lumpur Kepong Bhd.	542,500	3,545
*	IHH Healthcare Bhd.	2,762,400	3,404
	Gamuda Bhd.	2,035,600	2,985
	UMW Holdings Bhd.	668,000	2,856
	YTL Corp. Bhd.	5,450,153	2,804
	PPB Group Bhd.	601,700	2,763
	British American Tobacco Malaysia Bhd.	144,900	2,736
	Felda Global Ventures Holdings Bhd.	1,906,900	2,587
	Petronas Dagangan Bhd.	301,400	2,489
	Hong Leong Bank Bhd.	577,460	2,452
	IJM Corp. Bhd.	1,315,620	2,346
	Alliance Financial Group Bhd.	1,131,800	1,869
	RHB Capital Bhd.	719,900	1,829
	Telekom Malaysia Bhd.	1,111,400	1,806
	YTL Power International Bhd.	3,326,502	1,661
	Bumi Armada Bhd.	1,327,900	1,617
	Lafarge Malaysia Bhd.	414,810	1,321
	Berjaya Sports Toto Bhd.	988,773	1,274
	UEM Sunrise Bhd.	1,525,700	1,259
3	Astro Malaysia Holdings Bhd.	1,344,568	1,242
	AirAsia Bhd.	1,251,300	1,217
	MMC Corp. Bhd.	1,124,000	931
	Hong Leong Financial Group Bhd.	207,200	892
	Parkson Holdings Bhd.	599,456	666
	SP Setia Bhd.	630,600	649
	Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	580
	Public Bank Bhd. (Local)	28,231	150
			154,187
	Mexico (1.0%)
	America Movil SAB de CV	33,207,394	34,942

	Fomento Economico Mexicano SAB de CV	2,215,934	22,099
	Wal-Mart de Mexico SAB de CV	5,836,453	15,970
	Grupo Financiero Banorte SAB de CV	2,288,160	14,538
	Grupo Televisa SAB	2,667,800	14,426
	Grupo Mexico SAB de CV Class B	3,989,355	12,290
*	Cemex SAB de CV ADR	798,614	9,192
	Alfa SAB de CV Class A	2,927,998	7,517
	Grupo Bimbo SAB de CV Class A	1,921,428	6,499
	Coca-Cola Femsa SAB de CV	425,524	6,010
	Mexichem SAB de CV	1,132,141	5,298
	Grupo Financiero Inbursa SAB de CV	2,104,500	4,935
	Grupo Financiero Santander Mexico SAB de CV Class B	1,564,650	4,537
*	Cemex SAB de CV	3,667,062	4,226
	Industrias Penoles SAB de CV	129,634	4,074
	Kimberly-Clark de Mexico SAB de CV Class A	878,040	2,887
	Grupo Aeroportuario del Sureste SAB de CV Class B	229,461	2,721
	Grupo Carso SAB de CV	487,600	2,428
	Arca Continental SAB de CV	285,783	2,140
*	OHL Mexico SAB de CV	618,100	1,638
	Grupo Elektra SAB DE CV	35,865	1,300
*	Minera Frisco SAB de CV	553,351	1,215
*	Industrias CH SAB de CV Class B	171,867	1,103
	Organizacion Soriana SAB de CV Class B	289,100	969
	Grupo Sanborns SA de CV	405,640	939
	Alpek SA de CV	333,545	755
			184,648
	Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	142,052	747

	Netherlands (1.9%)
	Unilever NV	1,577,277	63,283
*	ING Groep NV	3,928,452	40,097
	Koninklijke Philips NV	973,609	31,135
	ASML Holding NV	341,573	30,769
	Heineken NV	291,602	20,483
	Koninklijke Ahold NV	962,430	15,856
	Akzo Nobel NV	240,670	14,673
	Aegon NV	1,828,202	14,087
	Reed Elsevier NV	718,932	13,773
	ArcelorMittal	1,015,503	13,267
	Koninklijke DSM NV	185,004	13,002
*	DE Master Blenders 1753 NV	603,726	9,968
*	Koninklijke KPN NV	3,153,326	8,304
	Wolters Kluwer NV	307,360	7,424
	Heineken Holding NV	105,986	6,648
	Ziggo NV	166,445	6,625
	Randstad Holding NV	117,956	5,706
	Fugro NV	79,123	4,826
	Koninklijke Vopak NV	68,024	3,918
*	OCI NV	103,091	3,858
*	SBM Offshore NV	196,142	3,796
	TNT Express NV	374,302	2,946
	Koninklijke Boskalis Westminster NV	77,328	2,910
	Corio NV	63,861	2,784
			340,138

	New Zealand (0.1%)
	Fletcher Building Ltd.		700,546	4,547
	Telecom Corp. of New Zealand Ltd.		1,851,086	3,329
	Auckland International Airport Ltd.		1,138,643	2,861
	SKYCITY Entertainment Group Ltd.		690,085	2,307
^	Sky Network Television Ltd.		381,377	1,630
	Fisher & Paykel Healthcare Corp. Ltd.		542,603	1,507
	Contact Energy Ltd.		350,831	1,504
	Kiwi Income Property Trust		928,432	841
	Chorus Ltd.		336,346	725
	Vector Ltd.		226,009	478
	Warehouse Group Ltd.		112,293	352
	Air New Zealand Ltd.		205,295	238
				20,319
	Norway (0.6%)
	Statoil ASA		977,235	21,213
	DNB ASA		1,089,427	18,123
	Seadrill Ltd.		358,516	15,325
	Telenor ASA		636,394	14,094
	Yara International ASA		162,167	7,278
	Orkla ASA		781,202	6,033
	Subsea 7 SA		309,459	5,885
	Schibsted ASA		82,256	4,190
	Norsk Hydro ASA		811,414	3,449
	Gjensidige Forsikring ASA		173,704	2,688
	Aker Solutions ASA		175,045	2,638
				100,916
	Other (0.0%)
*	Bank of Ireland		25,748,824	5,802
*	Arabtec Holding Co. Rights 06/23/13		757,010	156
*	Cathay Financial Holding Co. Ltd. Rights Exp.	9/2/2013	184,269	47
				6,005
	Peru (0.1%)
	Credicorp Ltd.		55,248	6,575
	Cia de Minas Buenaventura SAA ADR		223,100	3,190
	Volcan Cia Minera SAA Class B		1,938,868	811
				10,576
	Philippines (0.3%)
	SM Investments Corp.		316,586	6,924
	Philippine Long Distance Telephone Co.		86,170	6,019
	Ayala Land Inc.		5,736,148	3,969
	Bank of the Philippine Islands		1,472,362	3,190
	SM Prime Holdings Inc.		7,769,077	3,139
	Ayala Corp.		203,488	2,829
	BDO Unibank Inc.		1,460,138	2,723
	Universal Robina Corp.		906,650	2,595
	Aboitiz Equity Ventures Inc.		2,187,510	2,534
*	Alliance Global Group Inc.		3,984,500	2,411
	Metropolitan Bank & Trust		828,731	2,026
	San Miguel Corp.		897,580	1,777
	Aboitiz Power Corp.		2,128,280	1,713
	International Container Terminal Services Inc.		787,710	1,662
	Jollibee Foods Corp.		394,600	1,408
	DMCI Holdings Inc.		1,012,210	1,240
	Globe Telecom Inc.		31,915	1,199
	Manila Electric Co.		155,420	1,025

	Energy Development Corp.	6,651,600	925
*	Bloomberry Resorts Corp.	2,084,400	571
			49,879
Poland (0.3%)
^,* Powszechna Kasa Oszczednosci Bank Polski SA		886,798	10,322
	Powszechny Zaklad Ubezpieczen SA	57,326	8,138
	Bank Pekao SA	132,645	6,809
^	KGHM Polska Miedz SA	140,873	4,881
^	Polski Koncern Naftowy Orlen SA	334,253	4,537
	PGE SA	743,513	3,516
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,796,804	3,483
^	BRE Bank SA	12,775	1,716
	Tauron Polska Energia SA	1,155,094	1,588
	Telekomunikacja Polska SA	663,715	1,571
^	Jastrzebska Spolka Weglowa SA	52,814	1,104
*	ING Bank Slaski SA	34,249	1,064
	Bank Handlowy w Warszawie SA	34,156	1,029
^,* Getin Noble Bank SA		1,205,721	772
	Synthos SA	482,862	664
	Enea SA	129,485	547
			51,741
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,675,740	5,957
	Jeronimo Martins SGPS SA	255,403	5,046
	Galp Energia SGPS SA	308,720	4,931
^	Portugal Telecom SGPS SA	544,838	2,079
*	Banco Espirito Santo SA	1,836,968	1,789
	EDP Renovaveis SA	234,597	1,204
			21,006
Russia (1.2%)
	Gazprom OAO ADR	4,762,561	36,803
	Lukoil OAO ADR	601,505	35,395
	Sberbank of Russia	9,523,286	27,403
	Magnit OJSC GDR	284,538	16,370
	Tatneft OAO ADR	248,493	9,133
	Rosneft OAO GDR	1,206,669	8,525
	Gazprom OAO	2,104,535	8,185
	NovaTek OAO	684,626	7,394
	Mobile Telesystems OJSC	873,470	7,245
	MMC Norilsk Nickel OJSC ADR	486,528	6,506
	Uralkali OJSC	1,341,216	5,863
	Surgutneftegas OAO ADR	730,936	5,761
	Sberbank of Russia ADR	384,750	4,417
	VTB Bank OJSC	2,763,538,867	3,883
	AK Transneft OAO Prior Pfd.	1,568	3,716
	VTB Bank OJSC GDR	1,258,611	3,535
	Sistema JSFC GDR	145,962	3,207
	MegaFon OAO GDR	94,377	2,999
	Rostelecom OJSC ADR	132,634	2,683
	RusHydro JSC	112,856,634	1,949
	Mobile Telesystems OJSC ADR	92,735	1,807
	Rostelecom OJSC	496,700	1,667
	E.ON Russia JSC	16,417,100	1,325
	Novolipetsk Steel OJSC	906,513	1,309
	Severstal OAO GDR	170,081	1,278
	LSR Group GDR	208,724	881

*	Pharmstandard OJSC GDR	62,661	869
*	Federal Grid Co. Unified Energy System JSC	255,816,667	861
	Aeroflot - Russian Airlines OJSC	451,014	783
*	Inter Rao UES OJSC	2,119,630,009	781
	TMK OAO GDR	53,058	716
*	Russian Grids OAO	19,438,627	640
*	NOMOS-BANK GDR	46,403	621
	Polyus Gold OJSC	15,009	389
	Mosenergo OAO	10,297,820	351
	Magnitogorsk Iron & Steel Works	1,378,448	321
*	Mechel	102,421	297
	Phosagro OAO GDR	29,402	277
*	Raspadskaya OAO	180,826	174
2	Yenisei Territorial Generating Co. GDR	5,021	1
			216,320
Singapore (1.2%)
	DBS Group Holdings Ltd.	1,774,459	23,286
	Singapore Telecommunications Ltd.	7,453,200	23,015
	Oversea-Chinese Banking Corp. Ltd.	2,770,266	22,999
	United Overseas Bank Ltd.	1,194,460	20,150
	Keppel Corp. Ltd.	1,460,883	11,891
	Global Logistic Properties Ltd.	3,071,717	6,850
	CapitaLand Ltd.	2,604,750	6,608
	Genting Singapore plc	6,197,212	6,464
^	Singapore Press Holdings Ltd.	1,590,121	5,489
	Singapore Technologies Engineering Ltd.	1,582,151	5,328
	Wilmar International Ltd.	2,143,754	5,306
	Singapore Exchange Ltd.	864,174	5,181
	City Developments Ltd.	606,498	5,068
	CapitaMall Trust	2,645,800	4,217
	Singapore Airlines Ltd.	518,670	4,124
	Ascendas REIT	2,157,000	3,899
	Hutchison Port Holdings Trust	5,181,000	3,829
	Sembcorp Industries Ltd.	905,000	3,613
	ComfortDelGro Corp. Ltd.	2,278,424	3,586
	Jardine Cycle & Carriage Ltd.	98,016	3,104
^	SembCorp Marine Ltd.	844,600	3,020
	UOL Group Ltd.	534,000	2,933
	Golden Agri-Resources Ltd.	6,571,407	2,711
	Noble Group Ltd.	3,789,072	2,662
	StarHub Ltd.	758,840	2,627
	Suntec REIT	2,025,495	2,532
	Keppel Land Ltd.	783,724	2,271
	CapitaMalls Asia Ltd.	1,445,000	2,264
^	Olam International Ltd.	1,675,726	2,235
	CapitaCommercial Trust	1,957,235	2,160
^	Yangzijiang Shipbuilding Holdings Ltd.	2,102,964	1,546
	Singapore Post Ltd.	1,342,000	1,388
	Venture Corp. Ltd.	236,000	1,359
	Wing Tai Holdings Ltd.	551,811	923
	SIA Engineering Co. Ltd.	225,000	862
	M1 Ltd.	294,900	749
^,* Neptune Orient Lines Ltd.		817,750	690
	SMRT Corp. Ltd.	615,000	685
	Yanlord Land Group Ltd.	673,000	653
^	Cosco Corp. Singapore Ltd.	998,000	588

	Indofood Agri Resources Ltd.	331,000	231
			209,096
	South Africa (1.6%)
	Naspers Ltd.	399,435	33,406
	MTN Group Ltd.	1,709,445	32,004
	Sasol Ltd.	558,053	25,640
	Standard Bank Group Ltd.	1,234,959	13,809
	Remgro Ltd.	494,458	9,444
	Sanlam Ltd.	1,912,064	9,189
	FirstRand Ltd.	2,951,747	8,855
	Shoprite Holdings Ltd.	439,067	7,425
	Bidvest Group Ltd.	272,200	6,724
	Aspen Pharmacare Holdings Ltd.	281,196	6,233
	Steinhoff International Holdings Ltd.	1,963,555	5,199
	Impala Platinum Holdings Ltd.	526,521	5,172
	AngloGold Ashanti Ltd.	389,692	5,113
	Woolworths Holdings Ltd.	738,191	5,036
	Tiger Brands Ltd.	158,922	4,942
	ABSA Group Ltd.	332,419	4,802
	Growthpoint Properties Ltd.	1,797,309	4,528
	Gold Fields Ltd.	730,584	4,378
	Truworths International Ltd.	477,318	4,041
	Vodacom Group Ltd.	334,072	3,944
	Life Healthcare Group Holdings Ltd.	995,051	3,626
	Nedbank Group Ltd.	201,198	3,623
	Imperial Holdings Ltd.	171,626	3,577
	Netcare Ltd.	1,496,587	3,556
	Mr Price Group Ltd.	239,073	3,116
	RMB Holdings Ltd.	756,521	3,110
	Mediclinic International Ltd.	418,069	2,915
	Discovery Ltd.	298,829	2,697
	Kumba Iron Ore Ltd.	58,159	2,575
	MMI Holdings Ltd.	1,037,834	2,257
	Massmart Holdings Ltd.	132,966	2,251
	Exxaro Resources Ltd.	144,125	2,222
*	Anglo American Platinum Ltd.	61,563	2,178
	Spar Group Ltd.	174,264	2,024
	Foschini Group Ltd.	192,071	1,955
	Nampak Ltd.	598,137	1,935
	Coronation Fund Managers Ltd.	272,403	1,812
	Mondi Ltd.	120,103	1,775
	Barloworld Ltd.	210,491	1,745
*	Sappi Ltd.	646,864	1,726
	AVI Ltd.	294,784	1,718
	Investec Ltd.	242,872	1,627
	Hyprop Investments Ltd.	205,934	1,568
	Liberty Holdings Ltd.	122,148	1,514
	Capital Property Fund	1,422,486	1,509
	Aveng Ltd.	507,634	1,507
	Clicks Group Ltd.	257,295	1,494
	Harmony Gold Mining Co. Ltd.	391,101	1,476
	Aeci Ltd.	119,038	1,404
	Brait SE	316,925	1,344
	PPC Ltd.	447,143	1,307
	African Rainbow Minerals Ltd.	72,917	1,198
	Assore Ltd.	34,721	1,171
	Reunert Ltd.	172,055	1,166

^	African Bank Investments Ltd.	767,006	1,130
^	Capitec Bank Holdings Ltd.	61,563	1,125
	Grindrod Ltd.	455,897	1,058
	Adcock Ingram Holdings Ltd.	152,934	1,048
	DataTec Ltd.	180,481	1,033
	Omnia Holdings Ltd.	55,596	992
	Sun International Ltd.	99,332	986
*	Northam Platinum Ltd.	267,320	980
	Tongaat Hulett Ltd.	72,662	930
*	Murray & Roberts Holdings Ltd.	368,460	885
	Santam Ltd.	42,023	789
*	Telkom SA SOC Ltd.	395,635	775
	Pick n Pay Stores Ltd.	192,821	738
	Acucap Properties Ltd.	155,748	697
	Illovo Sugar Ltd.	201,183	666
	Wilson Bayly Holmes-Ovcon Ltd.	40,864	645
*	ArcelorMittal South Africa Ltd.	189,691	640
	Fountainhead Property Trust	773,925	607
	JSE Ltd.	71,646	587
^,* Sibanye Gold Ltd.		704,056	547
	Lewis Group Ltd.	80,519	475
	Pick'n Pay Holdings Ltd.	204,912	365
*	Royal Bafokeng Platinum Ltd.	62,127	319
	JD Group Ltd.	91,065	280
*	Palabora Mining Co. Ltd.	12,022	140
			288,999
South Korea (3.1%)
2	Samsung Electronics Co. Ltd. GDR	193,809	110,783
	Hyundai Motor Co.	157,182	32,501
*	POSCO ADR	302,792	21,704
*	Shinhan Financial Group Co. Ltd. ADR	461,704	16,838
	Hyundai Mobis	67,998	16,576
	Samsung Electronics Co. Ltd.	13,063	14,886
	Kia Motors Corp.	260,789	14,766
*	SK Hynix Inc.	526,270	12,731
*	KB Financial Group Inc. ADR	389,444	12,314
	LG Chem Ltd.	44,401	11,136
	NHN Corp.	40,316	10,533
	Samsung Life Insurance Co. Ltd.	101,106	9,670
	Hana Financial Group Inc.	295,147	9,452
*	SK Telecom Co. Ltd. ADR	396,394	8,558
	SK Innovation Co. Ltd.	62,547	8,457
	Hyundai Heavy Industries Co. Ltd.	45,178	8,433
	Samsung Fire & Marine Insurance Co. Ltd.	39,174	8,361
	KT&G Corp.	120,371	8,111
	LG Electronics Inc.	106,370	6,900
	Samsung Heavy Industries Co. Ltd.	174,955	6,214
*	Korea Electric Power Corp. ADR	487,863	6,162
	Samsung C&T Corp.	122,382	6,052
*	LG Display Co. Ltd.	227,310	5,639
	LG Corp.	90,722	5,273
	Samsung SDI Co. Ltd.	34,455	4,992
	LG Household & Health Care Ltd.	9,231	4,861
*	KT Corp. ADR	294,203	4,713
	Hankook Tire Co. Ltd.	77,805	4,162
	Samsung Electro-Mechanics Co. Ltd.	56,240	4,045
	SK Holdings Co. Ltd.	25,419	3,993

	Hyundai Engineering & Construction Co. Ltd.	75,719	3,986
^	Celltrion Inc.	68,472	3,978
	E-Mart Co. Ltd.	21,082	3,968
	Cheil Industries Inc.	47,861	3,785
	Orion Corp.	4,066	3,692
	Woori Finance Holdings Co. Ltd.	367,830	3,681
	Lotte Shopping Co. Ltd.	11,208	3,503
	Hyundai Steel Co.	54,344	3,309
	Coway Co. Ltd.	54,700	2,916
	Samsung Securities Co. Ltd.	69,763	2,856
	Kangwon Land Inc.	111,680	2,843
	S-Oil Corp.	40,998	2,754
^	OCI Co. Ltd.	18,278	2,705
	Hyundai Glovis Co. Ltd.	15,503	2,671
	Korea Zinc Co. Ltd.	10,409	2,662
^	Amorepacific Corp.	3,111	2,624
	BS Financial Group Inc.	180,730	2,580
	Hyundai Wia Corp.	17,613	2,571
	GS Holdings	51,854	2,546
	Daelim Industrial Co. Ltd.	32,004	2,530
	Samsung Techwin Co. Ltd.	40,182	2,517
	LG Uplus Corp.	206,010	2,512
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	93,200	2,456
	Dongbu Insurance Co. Ltd.	54,470	2,306
	Lotte Chemical Corp.	15,226	2,301
	CJ CheilJedang Corp.	8,941	2,255
	Hyundai Department Store Co. Ltd.	15,444	2,219
	NCSoft Corp.	13,693	2,075
	Samsung Engineering Co. Ltd.	29,153	2,039
	SK C&C Co. Ltd.	22,243	2,009
	Cheil Worldwide Inc.	87,000	1,994
	Daewoo Securities Co. Ltd.	223,639	1,980
	Yuhan Corp.	10,429	1,956
	Hyosung Corp.	29,390	1,762
	Doosan Heavy Industries & Construction Co. Ltd.	42,885	1,759
	Kumho Petro chemical Co. Ltd.	21,754	1,737
	Hanwha Corp.	62,430	1,707
	DGB Financial Group Inc.	112,560	1,686
	Industrial Bank of Korea	165,560	1,679
	Korea Investment Holdings Co. Ltd.	46,250	1,672
	Hyundai Marine & Fire Insurance Co. Ltd.	57,310	1,572
	LS Corp.	23,494	1,506
	Samsung Card Co. Ltd.	44,757	1,504
	Hyundai Mipo Dockyard	12,722	1,504
	CJ Corp.	14,597	1,487
	S-1 Corp.	22,710	1,405
	KCC Corp.	4,504	1,398
^,* Daewoo Engineering & Construction Co. Ltd.		197,239	1,354
	Daewoo International Corp.	38,713	1,323
	Woori Investment & Securities Co. Ltd.	125,536	1,307
	Lotte Confectionery Co. Ltd.	919	1,297
	Hanwha Life Insurance Co. Ltd.	213,270	1,278
	Mando Corp.	11,547	1,212
	Shinsegae Co. Ltd.	5,897	1,147
	Korea Gas Corp.	20,060	1,114
	Halla Visteon Climate Control Corp.	37,180	1,102
	Doosan Corp.	8,590	1,089

	Hyundai Development Co-Engineering & Construction	60,050	1,065
^,* Doosan Infracore Co. Ltd.		95,600	1,049
	Lotte Chilsung Beverage Co. Ltd.	798	1,045
	AMOREPACIFIC Group	2,985	1,032
	Hyundai Hysco Co. Ltd.	28,530	1,001
	Hanwha Chemical Corp.	55,690	931
*	Hyundai Merchant Marine Co. Ltd.	64,542	921
^,* CJ Korea Express Co. Ltd.		10,480	917
	Mirae Asset Securities Co. Ltd.	24,234	895
	SK Networks Co. Ltd.	153,070	885
	Shinhan Financial Group Co. Ltd.	24,159	881
	GS Engineering & Construction Corp.	31,285	848
	Daum Communications Corp.	10,720	836
	NongShim Co. Ltd.	3,516	815
*	Korean Air Lines Co. Ltd.	30,360	762
^	Samsung Fine Chemicals Co. Ltd.	16,750	712
	LG Hausys Ltd.	5,600	636
	Hite Jinro Co. Ltd.	23,079	565
^,* Hanjin Shipping Co. Ltd.		74,420	534
	Hyundai Securities Co. Ltd.	93,140	516
	KB Financial Group Inc.	16,202	512
^	Dongkuk Steel Mill Co. Ltd.	37,240	409
	KEPCO Engineering & Construction Co. Inc.	5,831	376
	Daishin Securities Co. Ltd.	38,520	306
	SKC Co. Ltd.	11,170	290
	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	262
	POSCO	699	201
*	Korea Electric Power Corp.	7,298	186
	STX Pan Ocean Co. Ltd.	76,430	163
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	120
	KT Corp.	135	4
	SK Telecom Co. Ltd.	21	4
			543,875
Spain (2.1%)
*	Banco Santander SA	11,009,899	80,548
*	Telefonica SA	4,078,967	58,298
	Banco Bilbao Vizcaya Argentaria SA	5,629,821	53,388
	Inditex SA	217,017	28,969
	Iberdrola SA	4,824,428	26,697
	Repsol SA	891,561	21,368
	Amadeus IT Holding SA	402,630	13,847
	Abertis Infraestructuras SA	481,120	8,934
	Grifols SA	166,314	7,024
	Ferrovial SA	409,540	6,987
	Gas Natural SDG SA	315,863	6,431
	Red Electrica Corp. SA	111,347	6,209
^	Banco de Sabadell SA	2,599,012	5,322
	Distribuidora Internacional de Alimentacion SA	624,988	5,172
*	Banco Popular Espanol SA	1,173,086	5,156
	Enagas SA	207,528	5,128
*	ACS Actividades de Construccion y Servicios SA	176,241	5,075
*	CaixaBank	1,218,079	4,493
	Bankinter SA	606,875	2,767
	Zardoya Otis SA	176,521	2,572
	Mapfre SA	652,124	2,387
*	Endesa SA	85,983	1,996
*	Mediaset Espana Comunicacion SA	161,518	1,682

^	Acerinox SA	124,341	1,275
^	Acciona SA	26,209	1,236
	Corp Financiera Alba SA	17,731	880
			363,841
	Sweden (2.3%)
	Nordea Bank AB	2,967,124	37,610
	Hennes & Mauritz AB Class B	973,082	36,366
	Telefonaktiebolaget LM Ericsson Class B	3,051,290	36,067
	Swedbank AB Class A	1,069,155	25,772
	Volvo AB Class B	1,542,374	22,721
	Svenska Handelsbanken AB Class A	491,043	22,277
	Atlas Copco AB Class A	632,983	16,512
	Skandinaviska Enskilda Banken AB Class A	1,485,107	16,381
	TeliaSonera AB	2,212,969	16,006
	Svenska Cellulosa AB Class B	587,162	15,532
	Assa Abloy AB Class B	321,410	14,250
	Sandvik AB	1,102,892	13,961
	Investor AB Class B	463,108	13,905
	SKF AB	421,408	11,696
	Atlas Copco AB Class B	401,610	9,408
	Hexagon AB Class B	259,005	7,913
	Swedish Match AB	208,733	7,807
	Alfa Laval AB	319,521	7,251
	Skanska AB Class B	373,323	7,044
	Getinge AB	186,540	6,898
	Electrolux AB Class B	227,974	6,647
	Scania AB Class B	308,604	6,438
	Elekta AB Class B	359,772	6,161
	Investment AB Kinnevik	202,402	6,093
*	Lundin Petroleum AB	202,106	4,439
	Tele2 AB	319,724	4,098
	Boliden AB	282,792	3,993
	Industrivarden AB Class A	194,975	3,719
	Securitas AB Class B	314,780	3,068
	Modern Times Group AB Class B	53,382	2,513
	Husqvarna AB	394,310	2,370
	Industrivarden AB	114,726	2,061
	Ratos AB	209,097	1,865
	Holmen AB	54,362	1,577
^	SSAB AB Class A	193,632	1,259
	SSAB AB Class B	84,530	472
			402,150
	Switzerland (6.4%)
	Nestle SA	3,305,112	223,699
	Roche Holding AG	720,098	177,208
	Novartis AG	2,386,700	171,572
	UBS AG	3,609,379	71,072
	ABB Ltd.	2,369,322	52,234
	Cie Financiere Richemont SA	509,922	49,882
	Credit Suisse Group AG	1,550,288	45,538
	Zurich Insurance Group AG	150,969	40,666
	Syngenta AG	95,340	37,699
	Swiss Re AG	379,933	30,293
	Swatch Group AG (Bearer)	31,608	18,783
	Transocean Ltd.	353,037	16,649
	Holcim Ltd.	228,576	16,536

	SGS SA	5,389	12,198
	Givaudan SA	8,365	11,643
	Swisscom AG	23,361	10,443
	Julius Baer Group Ltd.	228,432	10,398
	Geberit AG	38,701	10,383
	Adecco SA	129,714	8,247
	Sonova Holding AG	67,394	7,438
	Actelion Ltd.	108,466	7,208
	Schindler Holding AG	47,583	6,808
	Kuehne & Nagel International AG	51,140	6,189
	Sika AG	2,108	5,871
	Aryzta AG	92,194	5,693
	Swiss Life Holding AG	29,833	5,354
	Swatch Group AG (Registered)	51,272	5,294
	Coca-Cola HBC AG	198,124	5,218
	Baloise Holding AG	47,302	5,135
	Lindt & Spruengli AG	106	4,817
	Partners Group Holding AG	17,729	4,695
	Clariant AG	276,669	4,325
	Swiss Prime Site AG	58,265	4,285
	Lonza Group AG	53,246	4,098
	Lindt & Spruengli AG	929	3,650
	Sulzer AG	23,824	3,561
	PSP Swiss Property AG	39,868	3,519
	Schindler Holding AG (Registered)	24,522	3,419
	GAM Holding AG	188,181	3,002
	EMS-Chemie Holding AG	7,573	2,658
	DKSH Holding AG	26,737	2,390
	Pargesa Holding SA	32,393	2,326
^	Barry Callebaut AG	1,847	1,790
	Banque Cantonale Vaudoise	2,894	1,490
			1,125,376
	Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,342,433	73,735
	Hon Hai Precision Industry Co. Ltd.	10,553,318	27,326
	MediaTek Inc.	1,286,019	15,439
	Formosa Plastics Corp.	4,975,873	12,503
	Chunghwa Telecom Co. Ltd. ADR	381,038	12,220
*	Nan Ya Plastics Corp.	5,739,223	12,053
	Formosa Chemicals & Fibre Corp.	4,505,306	11,207
	China Steel Corp.	12,369,504	10,222
	Cathay Financial Holding Co. Ltd.	6,959,301	10,111
	Delta Electronics Inc.	2,047,818	9,933
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,834,973	9,641
	Fubon Financial Holding Co. Ltd.	6,863,861	9,635
	Uni-President Enterprises Corp.	4,167,936	8,501
	CTBC Financial Holding Co. Ltd.	12,307,196	8,118
	Mega Financial Holding Co. Ltd.	7,929,184	6,622
	Asustek Computer Inc.	721,023	6,288
	Taiwan Mobile Co. Ltd.	1,690,648	6,142
	Cheng Shin Rubber Industry Co. Ltd.	1,620,192	5,360
	United Microelectronics Corp. ADR	2,401,950	5,284
	Yuanta Financial Holding Co. Ltd.	9,695,708	5,057
	Formosa Petrochemical Corp.	1,913,580	4,974
	Quanta Computer Inc.	1,963,598	4,567
	Hotai Motor Co. Ltd.	413,000	4,564
	Far Eastern New Century Corp.	3,815,241	4,305

	President Chain Store Corp.	565,904	4,217
	HTC Corp.	777,570	4,126
	Taiwan Cement Corp.	3,369,768	4,116
	Far EasTone Telecommunications Co. Ltd.	1,609,643	4,096
	China Development Financial Holding Corp.	14,229,318	4,026
	First Financial Holding Co. Ltd.	6,473,218	4,012
	Advanced Semiconductor Engineering Inc. ADR	998,116	4,002
	Hua Nan Financial Holdings Co. Ltd.	6,566,286	3,821
	Lite-On Technology Corp.	2,117,264	3,604
*	SinoPac Financial Holdings Co. Ltd.	7,157,610	3,604
	Largan Precision Co. Ltd.	101,068	3,510
*	Innolux Corp.	7,907,580	3,503
	Taiwan Cooperative Financial Holding Co. Ltd.	5,597,468	3,200
	Siliconware Precision Industries Co. ADR	546,244	3,114
	Catcher Technology Co. Ltd.	715,153	3,093
*	AU Optronics Corp. ADR	848,889	3,090
	Taishin Financial Holding Co. Ltd.	6,601,883	3,071
	TPK Holding Co. Ltd.	258,422	3,033
	E.Sun Financial Holding Co. Ltd.	4,507,975	3,006
	Compal Electronics Inc.	4,190,510	2,903
	Asia Cement Corp.	2,247,328	2,817
	MStar Semiconductor Inc.	340,539	2,695
	Foxconn Technology Co. Ltd.	1,025,394	2,543
*	Pegatron Corp.	1,604,038	2,368
	Inventec Corp.	3,095,064	2,334
*	Novatek Microelectronics Corp.	521,916	2,307
*	Shin Kong Financial Holding Co. Ltd.	6,677,946	2,261
	Giant Manufacturing Co. Ltd.	283,625	2,144
*	Wistron Corp.	2,216,375	2,111
	Chang Hwa Commercial Bank	3,524,408	2,020
*	Acer Inc.	2,704,822	1,997
	Synnex Technology International Corp.	1,504,990	1,890
	Taiwan Fertilizer Co. Ltd.	746,000	1,822
	Teco Electric and Machinery Co. Ltd.	1,577,000	1,718
	Advantech Co. Ltd.	342,105	1,654
*	Yulon Motor Co. Ltd.	985,898	1,591
	Advanced Semiconductor Engineering Inc.	1,785,847	1,464
	Epistar Corp.	861,000	1,434
	Taiwan Glass Industry Corp.	1,513,701	1,420
	Chicony Electronics Co. Ltd.	534,401	1,281
	Pou Chen Corp.	1,216,125	1,245
	Unimicron Technology Corp.	1,314,975	1,207
	Realtek Semiconductor Corp.	415,612	993
	Formosa Taffeta Co. Ltd.	1,026,000	961
*	Evergreen Marine Corp. Taiwan Ltd.	1,674,993	938
*	Eva Airways Corp.	1,654,221	922
*	Taiwan Business Bank	3,033,340	922
*	Walsin Lihwa Corp.	3,122,000	913
	Far Eastern International Bank	2,071,032	862
	Ton Yi Industrial Corp.	978,600	858
*	China Airlines Ltd.	2,305,913	854
	Feng Hsin Iron & Steel Co.	474,790	836
	Transcend Information Inc.	286,455	831
	Siliconware Precision Industries Co.	697,000	808
	Chunghwa Telecom Co. Ltd.	251,207	803
	Waterland Financial Holdings Co. Ltd.	2,347,427	787
	Cheng Uei Precision Industry Co. Ltd.	374,591	760

*	Yageo Corp.	2,231,000	748
	Vanguard International Semiconductor Corp.	734,466	733
	Oriental Union Chemical Corp.	739,191	723
*	Macronix International	2,973,748	716
	YFY Inc.	1,389,451	678
	U-Ming Marine Transport Corp.	436,000	660
	Cathay Real Estate Development Co. Ltd.	897,000	641
	United Microelectronics Corp.	1,411,978	632
	Taiwan Secom Co. Ltd.	271,000	611
	Capital Securities Corp.	1,826,231	609
*	Yang Ming Marine Transport Corp.	1,418,305	603
	Wan Hai Lines Ltd.	1,108,702	593
	Eternal Chemical Co. Ltd.	665,056	537
	China Motor Corp.	570,105	480
	President Securities Corp.	750,349	435
*	AU Optronics Corp.	929,000	335
*	Compal Communications Inc.	222,520	316
*	Nan Ya Printed Circuit Board Corp.	191,395	239
			420,614
	Thailand (0.6%)
	Advanced Info Service PCL (Foreign)	1,214,850	10,775
	PTT Exploration & Production PCL (Foreign)	1,428,678	7,098
	Kasikornbank PCL (Foreign)	1,181,316	7,059
	PTT PCL (Foreign)	539,900	5,708
	Siam Commercial Bank PCL (Foreign)	995,486	4,951
	CP ALL PCL (Foreign)	4,192,000	4,792
	Siam Cement PCL (Foreign)	313,548	4,602
	Shin Corp. PCL	1,470,004	4,086
	Bangkok Bank PCL (Foreign)	527,229	3,522
*	PTT PCL	333,072	3,522
*	Siam Commercial Bank PCL (Local)	594,400	3,010
	PTT Global Chemical PCL	1,264,212	2,694
	Bank of Ayudhya PCL (Foreign)	1,981,253	2,360
	Airports of Thailand PCL (Foreign)	324,200	1,860
*	Total Access Communication PCL (Local)	474,300	1,780
	TMB Bank PCL	22,094,000	1,721
^	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,713
^	Siam Makro PCL (Foreign)	74,500	1,632
	Big C Supercenter PCL	254,900	1,609
	Thai Oil PCL (Foreign)	828,400	1,601
	Krung Thai Bank PCL (Foreign)	2,716,125	1,528
	Bangkok Dusit Medical Services PCL	313,800	1,401
	Central Pattana PCL	903,200	1,236
^	BEC World PCL (Foreign)	573,400	1,118
*	Bank of Ayudhya PCL (Local)	909,800	1,083
*	Charoen Pokphand Foods PCL	1,196,800	1,072
*	Land and Houses PCL	3,053,300	986
	Glow Energy PCL (Foreign)	465,500	981
	Total Access Communication PCL (Foreign)	246,500	925
*	PTT Global Chemical PCL	413,700	873
	Thai Union Frozen Products PCL (Foreign)	475,636	855
*	Indorama Ventures PCL	1,466,100	833
*	BEC World PCL	421,400	828
*	Banpu PCL (Local)	110,300	814
	Siam City Cement PCL (Foreign)	57,200	767
*	Airports of Thailand PCL	110,900	630
^	IRPC PCL (Foreign)	5,950,900	616

	Central Pattana PCL	423,300	582
	Electricity Generating PCL (Foreign)	130,500	565
*	Berli Jucker PCL	406,300	561
	Delta Electronics Thai PCL (Foreign)	339,900	519
*	Krung Thai Bank PCL	834,200	472
*	Electricity Generating PCL	108,000	469
*	IRPC PCL	4,212,800	428
*	Siam Makro PCL	16,900	419
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	303
*	CP ALL PCL (Local)	248,200	278
	Thai Airways International PCL (Foreign)	364,302	265
*	Ratchaburi Electricity Generating Holding PCL (Local)	153,200	250
*	Thai Airways International PCL	311,700	227
*	Delta Electronics Thailand PCL	139,800	200
*	Big C Supercenter PCL	31,700	196
*	Siam City Cement PCL (Local)	12,900	176
	Shin Corp. PCL	8,800	24
			98,575
	Turkey (0.4%)
	Turkiye Garanti Bankasi AS	2,136,057	8,336
	Akbank TAS	1,680,802	6,435
	BIM Birlesik Magazalar AS	225,322	5,184
	Turkiye Halk Bankasi AS	637,825	4,791
*	Turkcell Iletisim Hizmetleri AS	825,843	4,790
	Haci Omer Sabanci Holding AS (Bearer)	828,517	4,142
	Turkiye Is Bankasi	1,376,579	3,646
	Anadolu Efes Biracilik Ve Malt Sanayii AS	201,455	2,773
	KOC Holding AS	624,252	2,753
	Tupras Turkiye Petrol Rafinerileri AS	121,318	2,597
	Turkiye Vakiflar Bankasi Tao	1,174,313	2,556
	Turk Hava Yollari	573,443	2,408
	Enka Insaat ve Sanayi AS	742,175	2,046
	Coca-Cola Icecek AS	69,147	1,943
	Yapi ve Kredi Bankasi AS	880,618	1,916
	Turk Telekomunikasyon AS	511,238	1,831
	Arcelik AS	252,114	1,680
	Eregli Demir ve Celik Fabrikalari TAS	1,134,381	1,125
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	733,755	1,017
	Ford Otomotiv Sanayi AS	68,566	984
	Tofas Turk Otomobil Fabrikasi AS	142,802	944
	Turkiye Sise ve Cam Fabrikalari AS	478,436	687
	Koza Altin Isletmeleri AS	48,627	670
	Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	357
*	Dogan Sirketler Grubu Holding AS	692,262	338
			65,949
	United Arab Emirates (0.1%)
	Emaar Properties PJSC	3,100,059	5,043
	First Gulf Bank PJSC	762,270	3,427
	DP World Ltd.	169,528	2,692
	Aldar Properties PJSC	3,031,228	2,223
	Air Arabia PJSC	2,250,511	853
	* Dubai Financial Market	1,574,690	848
	* Arabtec Holding Co.	920,254	565
	Dubai Islamic Bank PJSC	560,770	547
	* Dana Gas PJSC	3,182,843	546
			16,744

	United Kingdom (15.3%)
	HSBC Holdings plc	19,088,258	216,719
	Vodafone Group plc	49,917,988	149,509
	BP plc	19,510,353	134,795
	Royal Dutch Shell plc Class A	3,892,562	132,820
	GlaxoSmithKline plc	5,048,297	129,155
	British American Tobacco plc	1,966,362	104,900
	Royal Dutch Shell plc Class B	2,629,166	92,995
	Diageo plc	2,581,443	80,900
	AstraZeneca plc	1,276,863	64,770
	BG Group plc	3,488,090	62,898
	BHP Billiton plc	2,164,672	61,963
	Barclays plc	13,180,953	57,588
	Rio Tinto plc	1,277,089	57,470
	Unilever plc	1,233,952	50,109
	SABMiller plc	966,148	47,357
	Reckitt Benckiser Group plc	660,329	47,010
	Standard Chartered plc	2,023,699	46,937
	Prudential plc	2,611,912	46,387
	Tesco plc	8,224,100	45,972
*	Lloyds Banking Group plc	42,884,403	44,650
	National Grid plc	3,723,830	44,505
	BT Group plc	8,069,957	41,756
	Glencore Xstrata plc	8,912,690	37,640
	Rolls-Royce Holdings plc	1,918,371	34,203
	Imperial Tobacco Group plc	998,538	33,516
	Centrica plc	5,280,342	31,393
	Anglo American plc London Shares	1,339,220	28,727
	Compass Group plc	1,863,780	25,482
	SSE plc	980,498	23,473
	WPP plc	1,287,520	23,245
	BAE Systems plc	3,321,491	22,526
	Shire plc	572,910	20,901
	Experian plc	1,033,127	19,372
	ARM Holdings plc	1,427,136	19,150
	Legal & General Group plc	6,003,232	17,617
	Pearson plc	833,351	17,109
	Aviva plc	3,016,258	17,019
	Reed Elsevier plc	1,219,359	15,783
	CRH plc	735,650	15,482
	Old Mutual plc	5,008,917	14,793
	Kingfisher plc	2,427,792	14,688
	Tullow Oil plc	926,357	14,654
	Standard Life plc	2,412,211	13,930
	Wolseley plc	279,734	13,392
	British Sky Broadcasting Group plc	1,010,388	12,729
	Marks & Spencer Group plc	1,633,461	11,944
	Next plc	156,897	11,909
	Land Securities Group plc	790,167	11,422
	Smith & Nephew plc	909,086	10,832
	Capita plc	667,679	10,607
	Associated British Foods plc	354,447	10,486
	Burberry Group plc	449,604	10,481
*	Royal Bank of Scotland Group	2,116,118	10,219
	ITV plc	3,774,683	9,708
	WM Morrison Supermarkets plc	2,201,325	9,689
	British Land Co. plc	996,437	9,059

	Johnson Matthey plc	207,771	8,965
	GKN plc	1,665,007	8,855
	Whitbread plc	179,807	8,843
	J Sainsbury plc	1,418,293	8,499
	Smiths Group plc	398,240	8,376
	InterContinental Hotels Group plc	269,787	7,829
	United Utilities Group plc	691,295	7,582
	Intertek Group plc	163,515	7,528
	Bunzl plc	338,882	7,274
	Carnival plc	186,111	7,164
	RSA Insurance Group plc	3,746,112	7,136
	Weir Group plc	217,795	7,126
	Aggreko plc	260,637	7,066
	Randgold Resources Ltd.	94,365	6,953
	Resolution Ltd.	1,395,289	6,866
	IMI plc	328,640	6,864
	Meggitt plc	801,256	6,681
	Severn Trent plc	241,205	6,497
	William Hill plc	874,289	6,469
	Babcock International Group plc	360,150	6,445
	Tate & Lyle plc	475,913	6,080
	Sage Group plc	1,137,712	6,065
	Rexam plc	805,160	6,023
	Hammerson plc	720,285	5,808
	3i Group plc	983,565	5,727
	Melrose Industries plc	1,287,988	5,532
	Aberdeen Asset Management plc	942,154	5,514
	Petrofac Ltd.	262,156	5,231
	Invensys plc	688,280	5,214
	Croda International plc	135,184	5,163
	John Wood Group plc	369,955	5,080
	Antofagasta plc	374,078	5,018
	Cobham plc	1,140,307	4,996
	AMEC plc	304,337	4,986
	Serco Group plc	509,577	4,873
	Informa plc	607,079	4,849
	G4S plc	1,403,698	4,830
	easyJet plc	222,012	4,771
	Inmarsat plc	450,642	4,689
	London Stock Exchange Group plc	193,940	4,628
	Admiral Group plc	207,771	4,436
	Schroders plc (Voting Shares)	115,572	4,304
*	International Consolidated Airlines Group SA (London Shares)	941,303	4,163
	Drax Group plc	411,951	4,025
	Investec plc	574,208	3,842
	Segro plc	753,315	3,558
	Intu Properties plc	682,732	3,495
	Hargreaves Lansdown plc	229,690	3,426
	Daily Mail & General Trust plc	278,003	3,416
	ICAP plc	547,676	3,386
	TUI Travel plc	539,281	3,132
	Fresnillo plc	194,887	3,060
	Ladbrokes plc	940,570	3,047
	Rentokil Initial plc	1,820,832	2,708
*	Cairn Energy plc	655,470	2,683
^,* Lonmin plc		531,464	2,523
	Ashmore Group plc	403,513	2,275

Man Group plc			1,815,923	2,209
Vedanta Resources plc			124,283	2,200
Polyus Gold International Ltd.			695,857	2,111
Polymetal International plc			196,520	1,937
Schroders plc			49,484	1,443
Eurasian Natural Resources Corp. plc			253,631	841
^ Kazakhmys plc			192,699	765
Evraz plc			508,869	726
* Essar Energy plc			350,120	708
Ferrexpo plc			137,551	354
African Barrick Gold plc			108,410	187
CRH plc			2,650	56
				2,689,456
Total Common Stocks (Cost $16,020,334)				17,542,789
	Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[4,5] Vanguard Market Liquidity Fund	0.124%		335,478,167	335,478

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[6,7] Fannie Mae Discount Notes	0.110%	8/21/13	1,800	1,800
[7,8] Federal Home Loan Bank Discount Notes	0.110%	9/20/13	700	700
[7,8] Federal Home Loan Bank Discount Notes	0.100%	1/15/14	2,000	1,998
[6,7] Freddie Mac Discount Notes	0.110%	10/16/13	1,000	1,000
				5,498
Total Temporary Cash Investments (Cost $340,976)				340,976
Total Investments (101.5%) (Cost $16,361,310)				17,883,765
Other Assets and Liabilities-Net (-1.5%)[5]				(270,752)
Net Assets (100%)				17,613,013

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $231,572,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $130,875,000, representing 0.7% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $246,407,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $3,798,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,920,931	1,630	—
Common Stocks—Other	241,408	15,378,679	141
Temporary Cash Investments	335,478	5,498	—
Futures Contracts—Liabilities[1]	(201)	—	—
Forward Currency Contracts—Liabilities	—	(890)	—
Total	2,497,616	15,384,917	141
1 Represents variation margin on the last day of the reporting period.

FTSE All-World ex-US Index Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

FTSE All-World ex-US Index Fund

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	September 2013	210	20,897	799
Eurostoxx 50 Index	September 2013	524	19,176	508
Topix Index	September 2013	117	13,389	263
S&P ASX 200 Index	September 2013	78	8,767	396

Unrealized appreciation (depreciation) on open FTSE 100 and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	9/25/13	GBP	13,526USD	21,057	(488)
UBS AG	9/25/13	EUR	14,434USD	19,280	(74)
UBS AG	9/24/13	AUD	9,473USD	8,760	(277)
UBS AG	9/18/13	JPY	736,495 USD	7,512	12
UBS AG	9/18/13	JPY	554,772 USD	5,731	(63)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2013, the cost of investment securities for tax purposes was $16,387,977,000. Net unrealized appreciation of investment securities for tax purposes was $1,495,788,000, consisting of unrealized gains of $3,118,407,000 on securities that had risen in value since their purchase and $1,622,619,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of July 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Australia (4.3%)
	Seek Ltd.	307,954	2,610
	GrainCorp Ltd. Class A	206,676	2,297
	Primary Health Care Ltd.	429,168	1,961
*	DUET Group	1,008,811	1,959
	Spark Infrastructure Group	1,216,280	1,951
	carsales.com Ltd.	193,868	1,733
^	JB Hi-Fi Ltd.	91,911	1,534
	Investa Office Fund	553,739	1,468
	REA Group Ltd.	47,225	1,391
	Beach Energy Ltd.	1,155,486	1,390
	Navitas Ltd.	253,618	1,368
	Myer Holdings Ltd.	525,875	1,266
	Charter Hall Retail REIT	362,981	1,259
	Super Retail Group Ltd.	109,752	1,245
^	Monadelphous Group Ltd.	82,327	1,217
*	Aurora Oil & Gas Ltd.	417,439	1,211
*	Regis Resources Ltd.	375,581	1,197
	Invocare Ltd.	111,715	1,169
	David Jones Ltd.	481,354	1,168
	BWP Trust	496,418	1,099
	Mineral Resources Ltd.	127,494	1,088
	UGL Ltd.	153,287	1,001
	PanAust Ltd.	555,050	977
*	Karoon Gas Australia Ltd.	182,047	926
	Charter Hall Group	262,099	907
*	Transpacific Industries Group Ltd.	1,170,760	899
*,^ Mesoblast Ltd.		163,790	864
	iiNET Ltd.	157,278	858
	TPG Telecom Ltd.	256,077	849
	M2 Telecommunications Group Ltd.	148,906	838
	Abacus Property Group	385,773	767
	Iress Ltd.	102,479	762
	Qube Holdings Ltd.	476,843	758
	Automotive Holdings Group Ltd.	222,161	757
	FlexiGroup Ltd.	175,785	720
*	Senex Energy Ltd.	1,018,749	695
^	Bradken Ltd.	154,338	684
	Mermaid Marine Australia Ltd.	192,424	679
*	AWE Ltd.	549,380	666
*	Sandfire Resources NL	134,783	663
	Pacific Brands Ltd.	892,567	662
	SAI Global Ltd.	187,964	640
*	Energy World Corp. Ltd.	1,178,478	635
	ARB Corp. Ltd.	51,809	629
	Sigma Pharmaceuticals Ltd.	1,050,581	623
	Seven Group Holdings Ltd.	93,436	582
	Independence Group NL	198,348	578
	Cardno Ltd.	114,710	564
	Southern Cross Media Group Ltd.	424,378	563

	Cabcharge Australia Ltd.	143,860	560
	Premier Investments Ltd.	78,088	547
*	Virgin Australia Holdings Ltd.	1,310,555	536
	Breville Group Ltd.	79,101	536
	Wotif.com Holdings Ltd.	118,664	528
	Ardent Leisure Group	319,183	511
	Resolute Mining Ltd.	635,170	466
*,^ Linc Energy Ltd.		318,328	462
*,^ Drillsearch Energy Ltd.		367,514	452
*	Beadell Resources Ltd.	664,172	448
	Sirtex Medical Ltd.	39,337	441
	STW Communications Group Ltd.	280,187	413
*	Roc Oil Co. Ltd.	915,937	411
	Western Areas Ltd.	147,314	410
*	Evolution Mining Ltd.	517,497	406
	Skilled Group Ltd.	150,298	400
	Acrux Ltd.	130,179	394
	Mount Gibson Iron Ltd.	735,553	370
	Transfield Services Ltd.	453,728	363
	Ainsworth Game Technology Ltd.	110,730	358
	Medusa Mining Ltd.	171,116	356
*	Horizon Oil Ltd.	1,034,882	345
	Clough Ltd.	266,498	342
*	Sirius Resources NL	146,072	341
*	Silex Systems Ltd.	142,245	334
	Amcom Telecommunications Ltd.	193,528	323
^	Reject Shop Ltd.	21,920	322
^	GUD Holdings Ltd.	55,803	321
	McMillan Shakespeare Ltd.	43,871	320
	Miclyn Express Offshore Ltd.	183,288	320
	Ausdrill Ltd.	326,358	316
	FKP Property Group	216,988	294
*,^ Buru Energy Ltd.		178,676	279
	Credit Corp. Group Ltd.	32,005	275
	Challenger Diversified Property Group	117,338	263
	Northern Star Resources Ltd.	335,525	261
	UXC Ltd.	249,891	259
^	NRW Holdings Ltd.	286,797	251
	Hills Holdings Ltd.	224,358	246
*,^ Cudeco Ltd.		169,624	239
*	Papillon Resources Ltd.	240,176	233
	Programmed Maintenance Services Ltd.	105,223	233
	Webjet Ltd.	54,639	228
*	Infigen Energy Ltd.	826,496	227
	Cash Converters International Ltd.	212,154	225
*,^ Silver Lake Resources Ltd.		302,468	220
	Forge Group Ltd.	55,592	220
*	Perseus Mining Ltd.	411,748	217
*	Australian Agricultural Co. Ltd.	209,868	217
	Astro Japan Property Group	67,032	210
	Thorn Group Ltd.	107,826	208
	Australian Pharmaceutical Industries Ltd.	513,011	205
	SMS Management & Technology Ltd.	43,059	205
	Decmil Group Ltd.	108,517	205
^	Tox Free Solutions Ltd.	69,666	204
*	St. Barbara Ltd.	437,342	195
^	Troy Resources Ltd.	151,728	193

^	Fleetwood Corp. Ltd.	51,400	184
	Kingsgate Consolidated Ltd.	126,668	182
	Sunland Group Ltd.	131,850	172
*	Sundance Resources Ltd.	2,340,229	171
*	Mineral Deposits Ltd.	86,501	167
^	Boart Longyear Ltd.	358,815	166
	Macmahon Holdings Ltd.	1,238,493	161
*	Starpharma Holdings Ltd.	180,901	157
*	Indophil Resources NL	761,380	148
	Oakton Ltd.	140,790	147
*	OM Holdings Ltd.	458,309	146
	Emeco Holdings Ltd.	645,767	145
	Aspen Group	762,809	123
*,^ Billabong International Ltd.		333,081	121
*	Nexus Energy Ltd.	1,566,090	120
*	Saracen Mineral Holdings Ltd.	794,011	115
	WHK Group Ltd.	152,276	107
*,^ Gindalbie Metals Ltd.		703,895	104
	Imdex Ltd.	139,048	95
	APN News & Media Ltd.	355,100	94
*	Tap Oil Ltd.	186,680	89
*	Carnarvon Petroleum Ltd.	1,734,218	89
	Ausenco Ltd.	64,831	89
*,^ Coalspur Mines Ltd.		334,093	89
*	Bathurst Resources New Zealand Ltd.	434,735	76
*	Tiger Resources Ltd.	419,327	75
*	Kingsrose Mining Ltd.	197,107	73
*,^ Intrepid Mines Ltd.		297,788	72
*	Watpac Ltd.	150,993	72
*	AJ Lucas Group Ltd.	51,562	71
	Panoramic Resources Ltd.	286,822	68
*	Cape Lambert Resources Ltd.	447,421	66
*	Rex Minerals Ltd.	127,504	66
	Mincor Resources NL	114,012	53
*	Galaxy Resources Ltd.	254,475	53
*	Flinders Mines Ltd.	1,165,279	49
*	Discovery Metals Ltd.	332,226	48
*	Mirabela Nickel Ltd.	669,289	46
*,^ Dart Energy Ltd.		359,795	44
*	Equatorial Resources Ltd.	71,238	42
*,^ Gryphon Minerals Ltd.		219,135	37
*	Pharmaxis Ltd.	234,181	35
*	Coffey International Ltd.	279,023	34
*	Kagara Ltd.	274,560	30
*	Inova Resources Ltd.	160,044	25
*	Cockatoo Coal Ltd.	458,230	24
*,^ Ramelius Resources Ltd.		180,600	23
*	Arafura Resources Ltd.	165,728	16
*	Ampella Mining Ltd.	90,130	11
*,^ White Energy Co. Ltd.		80,089	10
*	Deep Yellow Ltd.	217,865	8
*	Hastie Group Ltd.	88	—
			75,399
Austria (0.6%)
	Schoeller-Bleckmann Oilfield Equipment AG	11,905	1,403
	Oesterreichische Post AG	31,869	1,358
	Wienerberger AG	93,348	1,220

	Atrium European Real Estate Ltd.	165,349	928
	CA Immobilien Anlagen AG	71,369	898
	Mayr Melnhof Karton AG	7,169	785
	RHI AG	24,210	762
	Conwert Immobilien Invest SE	56,666	611
	Flughafen Wien AG	9,302	591
	Lenzing AG	6,852	520
2	AMAG Austria Metall AG	16,684	445
	EVN AG	26,305	337
	S IMMO AG	48,753	299
	Palfinger AG	6,867	215
^	BWT AG	10,084	172
	Kapsch TrafficCom AG	3,047	130
	Zumtobel AG	8,459	104
			10,778
Belgium (1.1%)
	Ackermans & van Haaren NV	23,109	2,094
	Cofinimmo	14,141	1,621
	Sofina SA	15,597	1,468
	NV Bekaert SA	33,325	1,172
*,^ ThromboGenics NV		26,940	1,107
	D'ieteren SA/NV	24,241	1,100
	Befimmo	14,663	1,004
	Elia System Operator SA/NV	23,745	1,003
^	Gimv NV	15,460	782
	Warehouses De Pauw SCA	10,517	704
^	Nyrstar (Voting Shares)	157,721	696
	EVS Broadcast Equipment SA	8,005	579
	Cie Maritime Belge SA	28,295	563
	Barco NV	7,256	543
	Melexis NV	22,610	531
	Tessenderlo Chemie NV (Voting Shares)	17,952	486
^	Sipef SA	6,888	468
	Cie d'Entreprises CFE	6,867	417
*	RHJ International	73,533	372
	Mobistar SA	22,715	324
*	AGFA-Gevaert NV	152,786	304
	Van de Velde NV	5,762	273
*	KBC Ancora	10,860	226
	Wereldhave Belgium NV	1,621	181
*,^ Euronav NV		24,047	118
	Recticel SA	15,464	110
*	Ion Beam Applications	13,429	107
	Intervest Offices & Warehouses	4,222	104
			18,457
Brazil (2.0%)
	Kroton Educacional SA	161,400	2,299
	Anhanguera Educacional Participacoes SA	295,608	1,792
	Estacio Participacoes SA	216,000	1,668
	Marcopolo SA Prior Pfd.	237,708	1,349
*	Qualicorp SA	175,800	1,287
	Diagnosticos da America SA	219,320	1,149
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	158,746	1,060
	Odontoprev SA	222,727	913
	Suzano Papel e Celulose SA Prior Pfd. Class A	261,352	891
	Mills Estruturas e Servicos de Engenharia SA	71,078	888

	Equatorial Energia SA	107,800	881
	Cia de Saneamento de Minas Gerais-COPASA	54,598	866
*	Marfrig Alimentos SA	230,912	730
	Alpargatas SA Prior Pfd.	118,184	726
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao S.A	47,100	714
	Iochpe-Maxion SA	63,150	695
	Grendene SA	72,764	679
	Even Construtora e Incorporadora SA	182,522	679
	Aliansce Shopping Centers SA	70,479	650
	Randon Participacoes SA Prior Pfd.	122,876	635
*	Brasil Pharma SA	138,900	603
	Arezzo Industria e Comercio SA	38,400	599
	Fleury SA	69,830	594
	Iguatemi Empresa de Shopping Centers SA	53,600	540
	Ez Tec Empreendimentos e Participacoes SA	42,900	517
	Magnesita Refratarios SA	172,201	512
	Brasil Insurance Participacoes e Administracao SA	52,727	508
	Santos Brasil Participacoes SA	42,946	480
	QGEP Participacoes SA	91,500	475
*	Gafisa SA	380,582	460
*	Sao Martinho SA	41,400	450
	LPS Brasil Consultoria de Imoveis SA	54,406	441
	JSL SA	67,100	433
	Direcional Engenharia SA	70,500	417
	Cia Energetica do Ceara Prior Pfd.	22,600	405
	Brasil Brokers Participacoes SA	156,600	397
	Marisa Lojas SA	41,600	388
	Helbor Empreendimentos SA	102,700	383
	Mahle-Metal Leve SA Industria e Comercio	33,100	377
	SLC Agricola SA	43,900	367
*	International Meal Co. Holdings SA	44,100	348
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	91,800	315
*	Tecnisa SA	78,100	314
*	B2W Cia Digital	63,527	295
	Tereos Internacional SA	239,159	288
*	Rossi Residencial SA	233,215	272
*	Paranapanema SA	136,200	271
*	Contax Participacoes SA	34,353	257
	Abril Educacao SA	16,200	249
	JHSF Participacoes SA	95,400	236
	Sonae Sierra Brasil SA	22,400	226
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	78,018	209
*	HRT Participacoes em Petroleo SA	266,030	197
	Tegma Gestao Logistica	19,900	194
*	Brookfield Incorporacoes SA	238,607	174
*	LLX Logistica SA	335,952	141
*	Magazine Luiza SA	56,100	126
*	OSX Brasil SA	58,000	33
			34,042
Canada (13.5%)
*	Tourmaline Oil Corp.	151,763	5,850
	Gildan Activewear Inc.	110,986	4,953
^	Baytex Energy Corp.	112,082	4,551
	Vermilion Energy Inc.	81,875	4,392
	Dollarama Inc.	58,812	4,245
	Methanex Corp.	88,077	4,206

	Onex Corp.	86,749	4,130
	Keyera Corp.	71,130	3,979
	AltaGas Ltd.	108,656	3,807
	Open Text Corp.	53,288	3,766
	Industrial Alliance Insurance & Financial Services Inc.	90,362	3,635
^	Peyto Exploration & Development Corp.	118,911	3,420
^	Atco Ltd.	70,990	3,217
*	New Gold Inc.	436,004	3,167
^	Enerplus Corp.	181,442	2,948
	CAE Inc.	239,671	2,730
^	Pengrowth Energy Corp.	463,399	2,671
	Progressive Waste Solutions Ltd.	107,542	2,581
^	Precision Drilling Corp.	252,537	2,574
	Gibson Energy Inc.	110,150	2,538
*	Athabasca Oil Corp.	358,465	2,516
	MacDonald Dettwiler & Associates Ltd.	33,153	2,479
	West Fraser Timber Co. Ltd.	27,151	2,475
	H&R REIT	117,037	2,462
	Aimia Inc.	160,476	2,426
	ShawCor Ltd.	52,707	2,368
	Empire Co. Ltd.	28,573	2,246
^	Veresen Inc.	180,125	2,113
^	Cineplex Inc.	58,171	2,104
	Constellation Software Inc.	14,386	2,099
	Ensign Energy Services Inc.	120,472	2,096
^	Canadian Western Bank	72,895	2,053
^	Bonavista Energy Corp.	161,916	2,030
	Mullen Group Ltd.	81,397	2,026
	Trican Well Service Ltd.	137,634	2,026
	CCL Industries Inc. Class B	29,069	1,970
^	Home Capital Group Inc. Class B	31,092	1,895
^	TransForce Inc.	87,476	1,808
	Pan American Silver Corp.	140,388	1,781
	Jean Coutu Group PJC Inc. Class A	96,974	1,775
	Corus Entertainment Inc. Class B	73,314	1,774
	Stantec Inc.	37,955	1,755
	Alamos Gold Inc.	118,087	1,740
^	Quebecor Inc. Class B	37,751	1,733
*	Canfor Corp.	81,188	1,713
*	B2Gold Corp.	580,751	1,696
*,^ Westport Innovations Inc.		49,928	1,643
*	Osisko Mining Corp.	390,000	1,625
*	Celestica Inc.	152,331	1,614
	Toromont Industries Ltd.	70,077	1,591
^	Ritchie Bros Auctioneers Inc.	82,500	1,590
*	Lundin Mining Corp.	396,967	1,565
	Trilogy Energy Corp.	54,479	1,541
*	Imax Corp.	60,568	1,524
^	Lightstream Resources Ltd.	186,197	1,519
	Linamar Corp.	48,635	1,511
	Westshore Terminals Investment Corp.	53,774	1,499
	TMX Group Ltd.	33,830	1,489
*	Paramount Resources Ltd. Class A	43,538	1,479
	Canadian REIT	36,439	1,461
	Dundee REIT Class A	46,720	1,403
*	First Majestic Silver Corp.	107,191	1,400
^	Whitecap Resources Inc.	128,248	1,379

	Calloway REIT	56,008	1,378
	Russel Metals Inc.	54,633	1,361
	Laurentian Bank of Canada	30,914	1,356
	Superior Plus Corp.	111,142	1,312
	RONA Inc.	117,609	1,311
	Davis & Henderson Corp.	53,736	1,303
	Capital Power Corp.	63,241	1,283
*	Detour Gold Corp.	126,710	1,258
	Genworth MI Canada Inc.	44,049	1,227
	First Capital Realty Inc.	73,574	1,224
	Secure Energy Services Inc.	88,454	1,209
*	Tahoe Resources Inc.	79,400	1,201
	Northland Power Inc.	72,534	1,192
	Cogeco Cable Inc.	24,301	1,169
	Boardwalk REIT	20,780	1,166
	Bonterra Energy Corp.	23,850	1,142
^	Canexus Corp.	137,365	1,141
	Manitoba Telecom Services Inc.	33,516	1,115
	Genivar Inc.	45,054	1,075
*	Uranium One Inc.	411,725	1,066
	Cominar REIT	54,048	1,061
^	AGF Management Ltd. Class B	90,483	1,057
	Pason Systems Inc.	55,287	1,048
	Trinidad Drilling Ltd.	114,346	1,044
^	Calfrac Well Services Ltd.	31,458	1,043
	HudBay Minerals Inc.	154,483	1,041
^	Emera Inc.	32,563	1,036
	Sherritt International Corp.	268,605	1,028
^	AuRico Gold Inc.	220,633	1,018
*	Coastal Energy Co.	72,666	1,009
	Enerflex Ltd.	70,611	1,003
*	Dominion Diamond Corp.	70,853	1,002
	Maple Leaf Foods Inc.	71,155	994
	North West Co. Inc.	42,507	987
^	Parkland Fuel Corp.	56,603	946
	Algonquin Power & Utilities Corp.	136,237	926
	Martinrea International Inc.	78,838	921
	Canadian Apartment Properties REIT	43,820	910
*	ATS Automation Tooling Systems Inc.	80,883	902
^	FirstService Corp.	23,647	880
*	Argonaut Gold Inc.	131,840	874
	Stella-Jones Inc.	9,000	870
*	Dundee Corp. Class A	39,330	841
	Allied Properties REIT	27,466	840
	Dorel Industries Inc. Class B	22,606	827
	Artis REIT	58,290	827
^	Just Energy Group Inc.	116,502	826
*	Legacy Oil & Gas Inc.	134,700	805
	CML HealthCare Inc.	77,305	801
	Chartwell Retirement Residences	80,098	762
*	Birchcliff Energy Ltd.	101,584	760
	Norbord Inc.	23,334	737
	Cott Corp.	85,094	712
	Transcontinental Inc. Class A	58,133	706
	Savanna Energy Services Corp.	94,970	682
*	Bankers Petroleum Ltd.	233,410	677
	Innergex Renewable Energy Inc.	80,124	676

*	Torex Gold Resources Inc.	524,410	674
*	NuVista Energy Ltd.	101,794	674
	Granite REIT	19,800	662
*,^ NovaGold Resources Inc.		227,337	660
*	Imperial Metals Corp.	66,102	656
*	Capstone Mining Corp.	344,477	651
	Centerra Gold Inc.	145,482	645
*	China Gold International Resources Corp. Ltd.	243,000	632
	Alacer Gold Corp.	264,259	625
	Aecon Group Inc.	52,939	611
*	Paladin Labs Inc.	10,706	579
	Canaccord Financial Inc.	91,549	573
*	Crew Energy Inc.	110,379	567
*	Dundee Precious Metals Inc.	113,076	562
^	Nevsun Resources Ltd.	166,431	561
*	Pretium Resources Inc.	65,600	552
*	Silver Standard Resources Inc.	71,060	545
*	Advantage Oil & Gas Ltd.	150,553	544
*	Kelt Exploration Ltd.	68,630	538
	Major Drilling Group International Inc.	74,372	506
*	Endeavour Silver Corp.	126,516	503
^	Extendicare Inc.	74,575	498
	Morguard REIT	31,288	489
*	Great Canadian Gaming Corp.	50,530	477
^	Atlantic Power Corp.	111,274	476
*	Dream Unlimited Corp.	39,330	471
*	Seabridge Gold Inc.	41,525	462
*	Nordion Inc.	63,080	460
	Silvercorp Metals Inc.	141,993	441
*	Denison Mines Corp.	345,667	438
	Reitmans Canada Ltd. Class A	42,877	422
	Petrominerales Ltd.	76,900	419
*,^ Thompson Creek Metals Co. Inc.		138,775	416
*	OceanaGold Corp.	252,309	400
	SEMAFO Inc.	220,089	388
*,^ Niko Resources Ltd.		54,400	383
*	BlackPearl Resources Inc.	230,724	359
	Northern Property REIT	13,500	358
	Wi-Lan Inc.	97,900	353
*	Continental Gold Ltd.	87,900	348
*	Rubicon Minerals Corp.	237,112	314
*	Atrium Innovations Inc.	21,765	313
	Torstar Corp. Class B	55,359	305
*	Taseko Mines Ltd.	143,270	296
	GMP Capital Inc.	47,000	288
	Cascades Inc.	45,566	260
*,^ Kirkland Lake Gold Inc.		70,572	239
*	Gabriel Resources Ltd.	149,410	236
*	Katanga Mining Ltd.	388,391	231
	First National Financial Corp.	12,400	217
*	Endeavour Mining Corp.	317,009	210
*,^ Northern Dynasty Minerals Ltd.		73,467	173
	InnVest REIT	39,343	155
*	Chinook Energy Inc.	140,594	138
*,^ Banro Corp.		150,600	133
*	Lake Shore Gold Corp.	390,420	129
^	Sprott Inc.	36,800	96

*,^ Golden Star Resources Ltd.		173,100	86
*	SouthGobi Resources Ltd.	47,800	47
			234,364
Chile (0.5%)
	Sonda SA	426,649	1,112
	Vina Concha y Toro SA	521,237	943
	Administradora de Fondos de Pensiones Provida SA	153,418	896
	Parque Arauco SA	416,832	891
	Inversiones Aguas Metropolitanas SA	379,299	717
	E.CL SA	453,033	701
	Ripley Corp. SA	834,041	632
	Administradora de Fondos de Pensiones Habitat SA	283,869	436
	Besalco SA	351,875	428
	CFR Pharmaceuticals SA	1,915,306	418
	Sociedad Matriz SAAM SA	4,629,182	408
	Sigdo Koppers SA	221,934	384
	Inversiones La Construccion SA	28,734	370
	Salfacorp SA	348,027	343
*	Cia Sud Americana de Vapores SA	4,722,373	253
	Masisa SA	2,159,349	174
	Norte Grande SA	21,271,562	130
			9,236
China (3.1%)
	China Everbright International Ltd.	1,984,456	1,807
	Sino Biopharmaceutical	2,225,648	1,617
^	Beijing Enterprises Water Group Ltd.	3,400,950	1,375
*	Hunan Nonferrous Metal Corp. Ltd.	3,603,223	1,129
	AviChina Industry & Technology Co. Ltd.	1,975,841	1,057
	Sunac China Holdings Ltd.	1,418,000	1,021
	Skyworth Digital Holdings Ltd.	1,948,497	993
	Haitian International Holdings Ltd.	556,867	940
^	Kingsoft Corp. Ltd.	516,555	889
	Sihuan Pharmaceutical Holdings Group Ltd.	1,203,000	869
^	China Power International Development Ltd.	2,003,320	842
	Dah Chong Hong Holdings Ltd.	1,089,236	824
	Sinopec Kantons Holdings Ltd.	902,610	822
	Digital China Holdings Ltd.	744,671	817
	Tong Ren Tang Technologies Co. Ltd.	227,291	791
	CIMC Enric Holdings Ltd.	620,000	785
*	Hanergy Solar Group Ltd.	9,332,000	769
	China Shanshui Cement Group Ltd.	1,923,735	765
	Intime Retail Group Co. Ltd.	648,967	670
*	BYD Electronic International Co. Ltd.	1,259,500	660
	China Medical System Holdings Ltd.	724,800	654
^	Daphne International Holdings Ltd.	875,996	624
^	Biostime International Holdings Ltd.	121,000	584
^	China Overseas Grand Oceans Group Ltd.	488,000	579
	China Oil & Gas Group Ltd.	3,200,000	577
	China Wireless Technologies Ltd.	1,683,978	542
*,^ China High Speed Transmission Equipment Group Co. Ltd.		1,183,000	533
*	China Resources and Transportation Group Ltd.	12,100,000	515
	Phoenix Satellite Television Holdings Ltd.	1,331,783	497
*	Interchina Holdings Co.	6,155,000	484
	Tibet 5100 Water Resources Holdings Ltd.	1,260,000	472
^	Vinda International Holdings Ltd.	475,000	471
*,^ Kaisa Group Holdings Ltd.		2,070,000	469

*,^ China Precious Metal Resources Holdings Co. Ltd.		2,844,000	469
*	Fufeng Group Ltd.	1,146,606	462
^	CSPC Pharmaceutical Group Ltd.	864,000	454
^	NetDragon Websoft Inc.	195,500	453
*	VODone Ltd.	5,537,566	449
*	China Modern Dairy Holdings Ltd.	1,404,000	423
^	China Singyes Solar Technologies Holdings Ltd.	417,600	420
	Anxin-China Holdings Ltd.	1,336,000	406
*,^ China Metal Recycling Holdings Ltd.		332,400	404
	China Lesso Group Holdings Ltd.	785,000	401
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	229,000	400
^	Ajisen China Holdings Ltd.	450,408	394
^	Huaneng Renewables Corp. Ltd.	1,068,000	378
*,^ China Lumena New Materials Corp.		2,020,000	377
^	Dongyue Group	970,000	375
*,^ China ZhengTong Auto Services Holdings Ltd.		757,000	373
^	Sunny Optical Technology Group Co. Ltd.	370,000	370
	Jiangsu Future Land Co. Ltd. Class B	564,050	366
	Shenguan Holdings Group Ltd.	856,000	364
	Beijing Capital Land Ltd.	1,000,000	362
^	First Tractor Co. Ltd.	612,832	361
	China Shineway Pharmaceutical Group Ltd.	220,000	360
	Lao Feng Xiang Co. Ltd. Class B	177,120	354
	Tianneng Power International Ltd.	710,000	347
	TCL Multimedia Technology Holdings Ltd.	609,842	346
	West China Cement Ltd.	2,448,000	344
^	Baoxin Auto Group Ltd.	440,000	323
*	MMG Ltd.	1,320,127	318
*	Glorious Property Holdings Ltd.	2,200,000	318
	C C Land Holdings Ltd.	1,173,000	302
	China Water Affairs Group Ltd.	876,000	299
	Luthai Textile Co. Ltd. Class B	249,700	295
*	Hangzhou Steam Turbine Co. Class B	237,812	294
^	China South City Holdings Ltd.	1,198,000	293
*	Tech Pro Technology Development Ltd.	662,000	286
*	China Power New Energy Development Co. Ltd.	5,340,000	285
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	279
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	274
	China Datang Corp. Renewable Power Co. Ltd.	1,189,000	274
^	Hengdeli Holdings Ltd.	1,053,765	272
^	XTEP International Holdings	591,879	268
	Lijun International Pharmaceutical Holding Ltd.	804,000	268
	Tiangong International Co. Ltd.	996,000	268
*	North Mining Shares Co. Ltd.	6,390,000	268
	Tianjin Port Development Holdings Ltd.	2,021,976	266
	Wasion Group Holdings Ltd.	400,000	261
*	Kingdee International Software Group Co. Ltd.	1,235,200	259
	Yuexiu Transport Infrastructure Ltd.	494,000	253
	Welling Holding Ltd.	1,203,600	251
*	Chinasoft International Ltd.	920,000	248
	Sinotrans Shipping Ltd.	1,022,690	245
^	Billion Industrial Holdings Ltd.	400,500	243
	Cosco International Holdings Ltd.	626,000	243
*,^ Mingfa Group International Co. Ltd.		868,000	241
	Powerlong Real Estate Holdings Ltd.	1,193,000	235
	Weiqiao Textile Co.	390,500	235
	Dalian Port PDA Co. Ltd.	1,172,538	234

	NVC Lighting Holdings Ltd.	887,000	234
	MIE Holdings Corp.	1,070,000	234
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,445,417	233
	Livzon Pharmaceutical Group Inc. Class B	51,500	230
*,^ Shougang Concord International Enterprises Co. Ltd.		4,959,116	230
	Fantasia Holdings Group Co. Ltd.	1,371,000	228
*	China WindPower Group Ltd.	5,470,000	211
	Xingda International Holdings Ltd.	432,000	208
	China National Accord Medicines Corp. Ltd. Class B	52,900	205
*	China Huiyuan Juice Group Ltd.	455,000	188
*,^ Comba Telecom Systems Holdings Ltd.		517,675	185
	CIFI Holdings Group Co. Ltd.	1,000,000	177
*,^ Lonking Holdings Ltd.		869,313	176
	Minmetals Land Ltd.	1,184,000	171
*	Tianjin Development Hldgs Ltd.	300,000	168
	China Fangda Group Co. Ltd. Class B	436,800	164
*	Shanghai Diesel Engine Co. Ltd. Class B	204,000	163
	Hainan Meilan International Airport Co. Ltd.	166,000	157
	Maoye International Holdings Ltd.	923,459	156
	Xiamen International Port Co. Ltd.	1,177,000	149
	Huaxin Cement Co. Ltd. Class B	109,100	148
^	China Lilang Ltd.	269,000	147
*	Winsway Coking Coal Holdings Ltd.	2,608,870	146
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	143
	Lingbao Gold Co. Ltd.	652,558	137
	Shanghai Baosight Software Co. Ltd. Class B	90,870	134
*,^ Hidili Industry International Development Ltd.		815,000	133
	Eastern Communications Co. Ltd. Class B	269,950	131
*	Sinolink Worldwide Holdings Ltd.	1,446,000	130
*	China ITS Holdings Co. Ltd.	531,000	129
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	127
*	SRE Group Ltd.	3,789,142	124
^	361 Degrees International Ltd.	552,000	124
	Hubei Sanonda Co. Ltd. Class B	178,600	120
*	Chongqing Iron & Steel Co. Ltd.	885,236	120
	Shandong Airlines Co. Ltd.	90,400	119
*	Jinchuan Group International Resources Co. Ltd.	644,000	114
	Qingling Motors Co. Ltd.	476,929	113
*	China Rare Earth Holdings Ltd.	770,000	113
	Yuanda China Holdings Ltd.	1,756,000	112
	China Automation Group Ltd.	566,670	112
	Wafangdian Bearing Co. Ltd. Class B	150,200	106
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	102
*,^ Boshiwa International Holding Ltd.		469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	102
*	INESA Electron Co. Ltd. Class B	268,933	101
	Changchai Co. Ltd. Class B	179,100	99
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	99
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	96
	Chen Hsong Holdings	322,000	95
	Huangshan Tourism Development Co. Ltd. Class B	77,300	95
^	Peak Sport Products Co. Ltd.	523,756	95
	HKC Holdings Ltd.	3,000,460	95
	Chongqing Machinery & Electric Co. Ltd.	758,000	87
	Real Nutriceutical Group Ltd.	314,000	85
	Sparkle Roll Group Ltd.	1,392,000	84
*	Kama Co. Ltd. Class B	171,000	84

	Hefei Meiling Co. Ltd. Class B	184,160	81
	Shanghai Highly Group Co. Ltd. Class B	147,000	80
	O-Net Communications Group Ltd.	397,000	77
	Jingwei Textile Machinery	120,000	72
*,^ China Green Holdings Ltd.		681,928	70
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	70
*	SGSB Group Co. Ltd. Class B	153,400	69
	SYP Glass Group Co. Ltd.	139,400	65
	China High Precision Automation Group Ltd.	401,000	63
*	Xinjiang Xinxin Mining Industry Co. Ltd.	436,000	62
*	Shenzhen International Enterprise Class B	38,200	59
*	China Textile Machinery Class B	80,200	58
*	Fiyta Holdings Ltd. Class B	73,309	57
*	China Mining Resources Group Ltd.	3,384,000	52
*	Great Wall Technology Co. Ltd.	252,000	49
	Shanghai Potevio Co. Ltd. Class B	83,300	47
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	47
*	Shenzhen Nanshan Power Co. Ltd. Class B	132,150	44
	Dalian Refrigeration Co. Ltd. Class B	57,600	42
*	China Tontine Wines Group Ltd.	952,000	41
*	BaWang International Group Holding Ltd.	788,000	39
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	38
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	33
*	Chigo Holding Ltd.	1,038,000	27
*	Real Gold Mining Ltd.	239,476	26
			54,491
Colombia (0.1%)
	Banco Davivienda SA Prior Pfd.	71,781	874

Denmark (1.3%)
*,^ Vestas Wind Systems A/S		185,714	3,728
	GN Store Nord A/S	180,214	3,726
*	Jyske Bank A/S	58,834	2,577
^	Pandora A/S	64,392	2,562
*	Topdanmark A/S	86,480	2,429
*	Sydbank A/S	66,824	1,495
*	Genmab A/S	43,741	1,259
	SimCorp A/S	34,110	1,091
	NKT Holding A/S	17,205	697
	Royal UNIBREW A/S	6,728	649
	ALK-Abello A/S	5,864	483
	Schouw & Co.	10,765	404
*	Alm Brand A/S	88,949	299
	D/S Norden A/S	8,002	293
*	East Asiatic Co. Ltd. A/S	14,244	228
*	Auriga Industries Class B	7,220	207
	Solar A/S Class B	4,444	205
*	Bang & Olufsen A/S	17,280	165
*	Bavarian Nordic A/S	11,876	127
			22,624
Egypt (0.1%)
*	Six of October Development & Investment	66,991	182
*	Palm Hills Developments SAE	435,649	147
	Orascom Telecom Media And Technology Holding SAE	1,850,079	145
*	Medinet Nasr Housing	44,069	142
	Arab Cotton Ginning	184,483	85

	Heliopolis Co. for Housing and Construction SAE	26,698	84
*	Maridive & Oil Services SAE	71,848	75
	Amer Group Holding	1,017,108	73
	Oriental Weavers	23,058	65
*	Egyptian Resorts Co.	494,654	65
*	Egyptian Financial & Industrial Co.	43,090	62
*	Abu Dhabi Islamic Bank	53,172	56
*	Nile Cotton Ginning	31,192	29
			1,210
Finland (1.8%)
	Elisa Oyj	154,751	3,332
	Pohjola Bank plc Class A	173,472	3,005
	Amer Sports Oyj	112,606	2,235
	Orion Oyj Class B	89,710	2,196
^	Outotec Oyj	166,820	2,024
	Huhtamaki Oyj	99,709	1,900
	Konecranes Oyj	58,358	1,711
	YIT Oyj	117,657	1,600
	Cargotec Oyj Class B	38,748	1,377
	Tieto Oyj	66,505	1,271
	Sponda Oyj	226,116	1,162
	Kemira Oyj	71,336	1,110
	Uponor Oyj	51,141	890
	Lassila & Tikanoja Oyj	36,077	679
	Citycon Oyj	211,899	670
^	Sanoma Oyj	89,413	650
*	Caverion Corp.	115,836	644
	Ramirent Oyj	68,345	639
	Metsa Board Oyj	182,003	618
*,^ Outokumpu Oyj		947,547	586
	Raisio plc	108,006	481
	Rautaruukki Oyj	69,281	406
	Stockmann OYJ Abp Class B	26,536	401
	Oriola-KD Oyj	81,211	257
	Cramo Oyj	19,606	243
	Finnair Oyj	57,715	223
*	Poyry Oyj	31,862	160
	HKScan Oyj	22,851	112
	F-Secure Oyj	41,102	93
			30,675
France (2.4%)
	Ingenico	38,568	2,882
	Teleperformance	51,384	2,491
^	Neopost SA	31,183	2,240
	Havas SA	235,310	1,780
	Rubis SCA	25,066	1,601
	Eurofins Scientific	7,248	1,588
	Orpea	32,958	1,556
*	UBISOFT Entertainment	86,849	1,325
	Etablissements Maurel et Prom	78,577	1,282
	Plastic Omnium SA	17,735	1,210
	Metropole Television SA	60,398	1,190
	Bourbon SA	42,629	1,158
*	Technicolor SA	230,505	1,157
	Nexans SA	20,953	1,115
	IPSOS	30,643	1,089

*	Faurecia	40,824	1,078
	SA des Ciments Vicat	14,386	970
	Nexity SA	22,131	874
	Virbac SA	4,246	849
	Medica SA	36,181	744
	Rallye SA	19,373	716
	Alten SA	18,990	707
	Mercialys SA	35,579	695
	Altran Technologies SA	96,754	693
	Vilmorin & Cie	5,072	611
*	GameLoft SE	74,504	604
	Sartorius Stedim Biotech	3,809	575
	Saft Groupe SA	19,285	476
	LISI	3,423	450
	Societe d'Edition de Canal &	62,415	443
*	Beneteau SA	32,760	438
*	Derichebourg SA	117,206	405
	Faiveley Transport SA	5,908	398
	April	18,967	385
	Boiron SA	6,914	370
*	Club Mediterranee SA	15,827	367
	ALBIOMA	16,354	332
	Bonduelle S.C.A.	13,152	326
*,^ SOITEC		141,693	316
*	FFP	5,767	307
	Sopra Group SA	3,992	293
	Ciments Francais SA	4,617	280
	Groupe Steria SCA	18,949	267
	Mersen	11,269	256
	Societe de la Tour Eiffel	3,899	255
	Esso SA Francaise	4,153	252
*	Euro Disney SCA	41,353	250
	MPI	51,127	240
*,^ Solocal Group		107,918	235
*	Bull	64,342	213
*	Parrot SA	7,881	212
	Jacquet Metal Service	16,469	208
	Stallergenes SA	2,818	207
*	Boursorama	18,049	170
	Assystem	7,796	167
*	Trigano SA	8,932	128
	Seche Environnement SA	3,636	125
	Manitou BF SA	9,233	119
	Guerbet	1,046	118
	GL Events	5,304	118
*	Haulotte Group SA	9,244	82
^	Maisons France Confort	2,157	71
	Union Financiere de France BQE SA	3,200	71
*	Sequana SA	6,758	52
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	69,628	37
			42,219
Germany (4.1%)
	Symrise AG	102,414	4,423
^	ProSiebenSat.1 Media AG Prior Pfd.	94,744	3,880
*	Sky Deutschland AG	437,880	3,428
	Wirecard AG	94,269	2,908
	Deutsche Wohnen AG	155,323	2,738

	Stada Arzneimittel AG	54,614	2,561
	Freenet AG	101,593	2,423
	Aurubis AG	41,626	2,342
^	GSW Immobilien AG	45,673	1,852
	Deutsche Euroshop AG	43,595	1,838
	Wincor Nixdorf AG	27,465	1,742
	Gerresheimer AG	28,188	1,642
	Rhoen Klinikum AG	66,938	1,623
	Leoni AG	30,062	1,497
*	Morphosys AG	20,437	1,395
^	SGL Carbon SE	41,250	1,347
	TAG Immobilien AG	109,987	1,304
	KUKA AG	27,104	1,196
*	GAGFAH SA	103,257	1,191
	Norma Group SE	27,870	1,183
	LEG Immobilien AG	23,500	1,179
*,^ Aixtron SE		74,558	1,171
	Gildemeister AG	48,561	1,129
	Gerry Weber International AG	24,901	1,114
*	Aareal Bank AG	39,597	1,094
	ElringKlinger AG	29,273	1,083
	Krones AG	12,820	1,082
*	Dialog Semiconductor plc	65,265	1,079
*	Kloeckner & Co. SE	82,405	1,030
	Rational AG	3,463	1,005
	Pfeiffer Vacuum Technology AG	9,076	989
	Alstria Office REIT-AG	71,370	834
	Duerr AG	11,906	797
*	Deutz AG	109,849	763
	KWS Saat AG	2,179	728
	Vossloh AG	8,517	710
	CTS Eventim AG	15,482	697
^	Draegerwerk AG & Co. KGaA Prior Pfd.	5,080	681
	Jungheinrich AG Prior Pfd.	13,763	654
	BayWa AG	12,842	634
	Grenkeleasing AG	6,323	582
^	Bechtle AG	11,221	551
*,^ Nordex SE		65,384	547
^	KSB AG Prior Pfd.	953	542
	Jenoptik AG	40,538	507
	Rheinmetall AG	10,584	490
^	DIC Asset AG	47,881	486
^	Indus Holding AG	14,340	479
	Bertrandt AG	4,101	472
	GFK SE	9,411	464
^	Sixt AG Prior Pfd.	20,303	417
	Hamburger Hafen und Logistik AG	16,872	404
	Carl Zeiss Meditec AG	11,257	382
^	Biotest AG Prior Pfd.	5,206	378
*,^ Heidelberger Druckmaschinen AG		146,928	362
	CAT Oil AG	17,146	324
^	Bauer AG	12,705	324
	Draegerwerk AG & Co. KGaA	2,797	309
^	SMA Solar Technology AG	8,955	306
	Takkt AG	16,932	287
^	Sixt AG	11,452	284
*	Patrizia Immobilien AG	25,654	281

	Kontron AG	51,611	243
	Deutsche Beteiligungs AG	9,994	241
	QSC AG	56,381	229
*	H&R AG	18,900	219
	Delticom AG	3,695	181
	Comdirect Bank AG	17,837	174
*,^ Air Berlin plc		63,732	161
	CropEnergies AG	10,226	87
*,^ IVG Immobilien AG		159,415	35
			71,714
Greece (0.7%)
	OPAP SA	189,280	1,699
*	National Bank of Greece SA	364,955	1,271
*	Piraeus Bank SA	883,260	1,125
	Public Power Corp. SA	91,801	950
*	Titan Cement Co. SA	49,623	903
	JUMBO SA	81,859	869
*	Alpha Bank AE Warrants	807,365	773
*	Alpha Bank AE	1,222,579	727
*	Folli Follie SA	28,795	675
	Hellenic Exchanges SA	63,027	504
	Motor Oil Hellas Corinth Refineries SA	49,038	496
*	Viohalco Hellenic Copper and Aluminum Industry SA	82,549	483
*	Mytilineos Holdings SA	76,853	444
	Metka SA	23,455	347
*	Ellaktor SA	107,389	313
	Intralot SA-Integrated Lottery Systems & Services	99,887	229
	Athens Water Supply & Sewage Co. SA	28,026	222
*	Marfin Investment Group Holdings SA	476,822	182
*	Frigoglass SA	21,251	135
*	Eurobank Properties Real Estate Investment Co.	11,421	105
*	TT Hellenic Postbank SA	44,448	10
			12,462
Hong Kong (1.4%)
^	Giordano International Ltd.	1,151,287	1,141
	Minth Group Ltd.	626,219	1,113
	Pacific Basin Shipping Ltd.	1,818,766	982
	Yuexiu REIT	1,615,000	841
^	Luk Fook Holdings International Ltd.	297,000	830
	Vitasoy International Holdings Ltd.	658,708	807
	NagaCorp Ltd.	991,585	774
	Yingde Gases Group Co. Ltd.	841,000	765
	SA SA International Holdings Ltd.	729,747	727
	SmarTone Telecommunications Holdings Ltd.	454,500	724
	Stella International Holdings Ltd.	254,091	623
	Chow Sang Sang Holdings International Ltd.	248,533	576
*	G-Resources Group Ltd.	15,314,279	542
	Towngas China Co. Ltd.	519,000	504
*,^ Sinopoly Battery Ltd.		14,070,960	498
^	Anton Oilfield Services Group	772,000	480
^	Truly International Holdings	983,000	442
^	Honghua Group Ltd.	1,473,000	423
	China Aerospace International Holdings Ltd.	3,642,000	412
	Sunlight REIT	1,000,000	407
^	REXLot Holdings Ltd.	6,229,448	401
	Pacific Textile Holdings Ltd.	324,000	387

	K Wah International Holdings Ltd.	833,000	380
	Newocean Energy Holdings Ltd.	674,000	362
	Ju Teng International Holdings Ltd.	742,000	360
^	Trinity Ltd.	1,106,000	356
	Emperor Watch & Jewellery Ltd.	4,290,000	326
	Value Partners Group Ltd.	577,000	319
	New World Department Store China Ltd.	622,966	318
	CITIC Telecom International Holdings Ltd.	971,004	299
	Prosperity REIT	944,000	292
	Singamas Container Holdings Ltd.	1,307,960	281
	AMVIG Holdings Ltd.	620,000	274
*	Citic 21CN Co. Ltd.	4,990,000	267
*	Lai Sun Development	8,974,000	262
	TCL Communication Technology Holdings Ltd.	655,254	262
	HKR International Ltd.	510,400	254
*,^ Sino Oil And Gas Holdings Ltd.		8,770,000	246
*	Yanchang Petroleum International Ltd.	5,230,000	246
	Ports Design Ltd.	377,232	246
	Yip's Chemical Holdings Ltd.	272,000	244
	Varitronix International Ltd.	386,000	239
	Far East Consortium International Ltd.	693,546	234
^	Microport Scientific Corp.	270,000	217
	Man Wah Holdings Ltd.	190,000	213
	Dickson Concepts International Ltd.	372,742	208
	Midland Holdings Ltd.	514,000	207
	Regal Hotels International Holdings Ltd.	414,000	207
	YGM Trading Ltd.	85,000	204
^	Silver base Group Holdings Ltd.	1,030,475	202
	Road King Infrastructure Ltd.	189,346	185
	TCC International Holdings Ltd.	739,000	179
*	CST Mining Group Ltd.	15,432,000	156
	Inspur International Ltd.	3,680,000	149
	SOCAM Development Ltd.	124,725	143
*	United Laboratories International Holdings Ltd.	322,500	124
	Polytec Asset Holdings Ltd.	940,000	111
	IT Ltd.	412,000	110
*	Mongolia Energy Corp. Ltd.	3,603,000	109
*	Neo-Neon Holdings Ltd.	591,500	103
	Henderson Investment Ltd.	1,405,000	101
	EVA Precision Industrial Holdings Ltd.	696,000	101
	TPV Technology Ltd.	436,000	86
*	Pou Sheng International Holdings Ltd.	2,032,500	76
*,^ Heng Tai Consumables Group Ltd.		3,480,750	69
*	PetroAsian Energy Holdings Ltd.	3,380,000	66
*	L'sea Resources International Holdings Ltd.	1,390,000	52
	Hong Kong Television Network Ltd.	129,000	41
	Regent Pacific Group Ltd.	3,190,000	41
	Oriental Press Group	262,000	31
			23,957
Hungary (0.0%)
	EGIS Pharmaceuticals plc	4,386	407

India (1.2%)
	Apollo Hospitals Enterprise Ltd.	67,020	1,033
	Mahindra & Mahindra Financial Services Ltd.	176,233	677
	Marico Ltd.	194,051	668
	LIC Housing Finance Ltd.	229,321	625

*	Jubilant Foodworks Ltd.	27,494	509
*	Tech Mahindra Ltd.	23,854	488
	Federal Bank Ltd.	72,078	414
	Motherson Sumi Systems Ltd.	121,470	410
	United Phosphorus Ltd.	194,652	408
	Bhushan Steel Ltd.	51,363	390
	MindTree Ltd.	24,212	382
	Emami Ltd.	48,223	371
	Jammu & Kashmir Bank Ltd.	18,934	350
	MAX India Ltd.	111,917	349
	Bajaj Finserv Ltd.	34,801	337
	Tata Global Beverages Ltd.	127,669	335
	ING Vysya Bank Ltd.	39,688	334
	Aurobindo Pharma Ltd.	115,191	321
	Eicher Motors Ltd.	5,574	320
	Petronet LNG Ltd.	161,848	308
	Biocon Ltd.	57,919	300
	Ipca Laboratories Ltd.	26,037	285
	Hexaware Technologies Ltd.	145,401	278
*	Hathway Cable & Datacom Ltd.	60,302	270
	CESC Ltd.	50,595	267
*	IFCI Ltd.	715,531	259
	Havells India Ltd.	25,401	254
	Thermax Ltd.	26,379	253
*	Videocon Industries Ltd.	88,639	250
	Torrent Pharmaceuticals Ltd.	34,950	246
	Bajaj Finance Ltd.	12,793	240
	Strides Arcolab Ltd.	24,786	240
	McLeod Russel India Ltd.	45,274	213
	Syndicate Bank	144,831	209
	L&T Finance Holdings Ltd.	206,503	209
	Jain Irrigation Systems Ltd.	249,031	206
	South Indian Bank Ltd.	555,816	206
	Indian Hotels Co. Ltd.	277,839	202
*	Dish TV India Ltd.	243,226	200
*	Sun Pharma Advanced Research Co. Ltd.	80,312	165
	Financial Technologies India Ltd.	18,072	161
	Sobha Developers Ltd.	33,742	160
	Engineers India Ltd.	69,398	157
*	Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	155
	Central Bank Of India	158,386	146
	Apollo Tyres Ltd.	130,071	144
	Coromandel International Ltd.	51,348	143
	India Infoline Ltd.	157,859	131
	IRB Infrastructure Developers Ltd.	108,643	130
	Madras Cements Ltd.	49,129	129
*	Housing Development & Infrastructure Ltd.	236,582	129
	Amtek Auto Ltd.	121,519	127
*	Indraprastha Gas Ltd.	28,904	125
	UCO Bank	125,897	124
	CMC Ltd.	6,256	124
	Andhra Bank	115,901	123
	Era Infra Engineering Ltd.	48,735	120
	Jindal Saw Ltd.	166,808	116
	Karnataka Bank Ltd.	86,492	115
	PTC India Ltd.	152,703	112
	Arvind Ltd.	86,337	112

	Gujarat State Petronet Ltd.	128,117	104
*	Shree Renuka Sugars Ltd.	360,673	100
	Aban Offshore Ltd.	23,690	100
	Gujarat Mineral Development Corp. Ltd.	69,409	99
	Gateway Distriparks Ltd.	59,349	98
	Indian Overseas Bank	142,349	98
	Indiabulls Real Estate Ltd.	92,521	97
	Indian Bank	72,586	96
*	Jindal Stainless Ltd.	128,147	94
	Alstom India Ltd.	17,227	94
	Multi Commodity Exchange of India Ltd.	8,774	92
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	75,373	91
	Allahabad Bank	77,424	91
	India Cements Ltd.	105,695	90
	Rolta India Ltd.	93,332	87
*	Suzlon Energy Ltd.	749,163	86
	Voltas Ltd.	66,516	85
	Sintex Industries Ltd.	191,650	83
	Chambal Fertilizers & Chemicals Ltd.	133,715	77
	Alstom T&D India Ltd.	32,561	75
	Gujarat State Fertilisers & Chemicals Ltd.	82,282	74
	Balrampur Chini Mills Ltd.	122,782	73
	Bajaj Hindusthan Ltd.	325,470	72
	Ruchi Soya Industries Ltd.	81,978	71
*	Punj Lloyd Ltd.	166,563	71
*	Jet Airways India Ltd.	12,043	70
	Century Textiles & Industries Ltd.	19,210	69
	Vijaya Bank	99,615	66
	Raymond Ltd.	20,579	63
	TVS Motor Co. Ltd.	121,091	62
*	HCL Infosystems Ltd.	123,214	60
	SRF Ltd.	27,443	60
	Gujarat NRE Coke Ltd.	249,119	57
	SREI Infrastructure Finance Ltd.	177,118	57
	Gujarat Gas Co. Ltd.	18,581	53
*	Schneider Electric Infrastructure Ltd.	50,828	53
*	Hotel Leela Venture Ltd.	185,110	51
*	GVK Power & Infrastructure Ltd.	520,176	50
	JSW Steel Ltd.	5,331	50
	Chennai Petroleum Corp. Ltd.	41,815	50
*	IVRCL Ltd.	254,830	49
	NCC Ltd.	128,432	49
	Gitanjali Gems Ltd.	39,598	47
*	Parsvnath Developers Ltd.	98,992	47
	Radico Khaitan Ltd.	30,378	46
	Welspun Corp. Ltd.	76,049	45
	Polaris Financial Technology Ltd.	24,967	41
*	Lanco Infratech Ltd.	462,657	39
	Monnet Ispat & Energy Ltd.	22,411	39
*	Mahanagar Telephone Nigam	167,604	39
	Ballarpur Industries Ltd.	207,599	36
*	Indiabulls Infrastructure and Power Ltd.	774,196	35
	Bombay Dyeing & Manufacturing Co. Ltd.	42,640	33
*	Shipping Corp. of India Ltd.	62,424	30
*	Mercator Ltd.	183,014	30
	BEML Ltd.	12,338	29
	Manappuram Finance Ltd.	136,432	29

*	Tata Teleservices Maharashtra Ltd.	243,494	27
	Future Retail Ltd.	19,527	26
*	Hindustan Construction Co. Ltd.	199,564	26
*	Hindustan Oil Exploration Co. Ltd.	63,403	26
	Opto Circuits India Ltd.	64,365	25
	Educomp Solutions Ltd.	61,014	25
	Core Education & Technologies Ltd.	53,152	20
	Sterlite Technologies Ltd.	63,039	19
*	GTL Ltd.	77,614	16
			20,506
	Indonesia (0.9%)
	Lippo Karawaci Tbk PT	17,513,818	2,179
	Ciputra Development Tbk PT	9,790,000	1,096
	Summarecon Agung Tbk PT	9,797,168	953
	Bumi Serpong Damai PT	6,165,890	945
	Alam Sutera Realty Tbk PT	12,864,500	875
	Bhakti Investama Tbk PT	19,049,470	813
*	Trada Maritime Tbk PT	4,847,500	641
	Pakuwon Jati Tbk PT	15,769,068	583
	AKR Corporindo Tbk PT	1,312,000	551
*	Citra Marga Nusaphala Persada Tbk PT	1,421,500	425
	Ramayana Lestari Sentosa Tbk PT	3,183,500	408
	Holcim Indonesia Tbk PT	1,515,977	387
	Mitra Adiperkasa Tbk PT	662,500	374
*	Tower Bersama Infrastructure Tbk PT	660,000	366
	Wijaya Karya Persero Tbk PT	1,775,000	358
*	Energi Mega Persada Tbk PT	34,693,500	354
	Bank Tabungan Negara Persero Tbk PT	3,480,170	353
	Gajah Tunggal Tbk PT	1,340,000	342
	Surya Semesta Internusa Tbk PT	3,429,500	313
	Medco Energi Internasional Tbk PT	1,752,671	305
*	Garuda Indonesia Persero Tbk PT	6,048,000	294
*	Bakrieland Development Tbk PT	57,263,466	278
	Agung Podomoro Land Tbk PT	6,369,500	204
*	Bakrie and Brothers Tbk PT	40,927,001	199
	Intiland Development Tbk PT	4,902,000	190
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	189
	Bisi International PT	2,970,980	179
*	Agis Tbk PT	4,733,000	175
	Timah Persero Tbk PT	1,460,907	163
	Harum Energy Tbk PT	587,500	149
	Salim Ivomas Pratama Tbk PT	2,119,500	142
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,302,525	142
*	Krakatau Steel Persero Tbk PT	2,114,000	100
	Bakrie Sumatera Plantations Tbk PT	17,796,000	90
	Sampoerna Agro PT	545,500	83
	Indika Energy Tbk PT	1,327,939	80
*	Bakrie Telecom Tbk PT	13,034,573	63
*	Delta Dunia Makmur Tbk PT	3,162,000	36
			15,377
Ireland (1.0%)
	DCC plc	76,286	3,095
	Paddy Power plc	35,112	2,841
	Smurfit Kappa Group plc	133,525	2,700
	Kingspan Group plc	151,162	2,122
	Glanbia plc	157,668	2,062

	Grafton Group plc	234,097	1,910
	C&C Group plc	293,727	1,638
	FBD Holdings plc	19,566	418
	Aer Lingus Group plc	136,095	301
	Smurfit Kappa Group plc	6,094	123
	C&C Group plc	11,196	62
			17,272
Israel (0.4%)
	Frutarom Industries Ltd.	30,760	523
	Clal Industries Ltd.	89,509	376
*	Nova Measuring Instruments Ltd.	36,867	337
	Alony Hetz Properties & Investments Ltd.	50,153	330
*	Nitsba Holdings 1995 Ltd.	24,755	316
	Ituran Location and Control Ltd.	17,446	314
	Melisron Ltd.	10,705	265
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,986	257
*	Allot Communications Ltd.	17,299	256
*	Given Imaging Ltd.	16,300	254
	Phoenix Holdings Ltd.	68,324	250
*	Jerusalem Oil Exploration	7,103	228
	Norstar Holdings Inc.	7,407	216
*	Kamada Ltd.	16,994	211
*	Elco Holdings Ltd.	16,380	180
*	AudioCodes Ltd.	35,741	177
	Babylon Ltd.	23,335	168
	Jerusalem Economy Ltd.	21,043	163
*	Menorah Mivtachim Holdings Ltd.	14,000	159
	Amot Investments Ltd.	54,583	151
	Electra Ltd.	1,217	151
*	Gilat Satellite Networks Ltd.	25,869	134
*	Hadera Paper Ltd.	1,743	112
*	Africa Israel Investments Ltd.	47,429	91
*	Tower Semiconductor Ltd.	18,625	82
*	Discount Investment Corp.	17,081	82
	FMS Enterprises Migun Ltd.	7,791	79
	Property & Building Corp.	1,263	73
*	Ceragon Networks Ltd.	20,084	68
*	Africa Israel Properties Ltd.	4,458	57
*	Modiin - LP Warrants Exp. 11/17/2013	280,383	1
*	Africa Israel Investments Ltd. Warrants	6,775	—
			6,061
Italy (2.2%)
	Tod's SPA	12,369	2,015
	Azimut Holding SPA	80,799	1,815
*	Banca Popolare dell'Emilia Romagna Scrl	302,899	1,814
*,^ Banca Popolare di Milano Scarl		3,013,003	1,479
	Banca Popolare di Sondrio SCARL	279,288	1,465
	Salvatore Ferragamo SPA	42,050	1,441
	Banca Generali SPA	48,815	1,227
	Societa Cattolica di Assicurazioni SCRL	53,316	1,199
*	Yoox SPA	44,141	1,160
^	DiaSorin SPA	27,251	1,148
	A2A SPA	1,233,335	1,074
	Recordati SPA	90,245	1,068
	Ansaldo STS SPA	105,394	989
	Hera SPA	437,544	883

*,^ Fondiaria-Sai SPA		421,898	874
	Unipol Gruppo Finanziario SPA	197,057	758
	Unipol Gruppo Finanziario SPA Prior Pfd.	220,727	745
	Danieli & C Officine Meccaniche SPA	42,702	744
*	Gemina SPA	342,163	713
	Interpump Group SPA	65,562	650
*	Sorin SPA	233,181	635
*	Safilo Group SPA	30,305	624
	Brunello Cucinelli SPA	20,473	555
*,^ Cam Finanziaria SPA		508,529	537
	Beni Stabili SPA	817,322	529
	ACEA SPA	56,293	520
*	Milano Assicurazioni SPA	755,818	510
	Brembo SPA	22,710	494
	Piaggio & C SPA	175,472	490
*	Banca Piccolo Credito Valtellinese Scarl	398,706	485
	Credito Emiliano SPA	87,044	479
	De'Longhi SPA	29,279	468
	ERG SPA	46,288	451
	Societa Iniziative Autostradali e Servizi SPA	48,856	428
	Astaldi SPA	58,722	422
^	Italcementi SPA	55,958	416
	Iren SPA	352,006	396
*	CIR-Compagnie Industriali Riunite SPA	301,472	395
*	ASTM SPA	34,325	391
	Amplifon SPA	76,629	384
*	Italmobiliare SPA	24,272	379
	MARR SPA	28,323	370
*,^ Banca Carige SPA		646,219	362
*	Cofide SPA	527,062	330
*,^ Saras SPA		245,561	301
	Italcementi SPA RSP	77,771	292
	Indesit Co. SPA	37,126	275
	Danieli & C Officine Meccaniche SPA	10,325	270
	Ei Towers SPA	6,757	252
	Industria Macchine Automatiche SPA	10,241	252
	Trevi Finanziaria Industriale SPA	23,660	198
*	Arnoldo Mondadori Editore SPA	113,190	150
	Banco di Desio e della Brianza SPA	59,161	149
^	Geox SPA	53,289	139
	Zignago Vetro SPA	20,621	123
*	Gruppo Editoriale L'Espresso SPA	95,893	117
*	Falck Renewables SPA	97,198	112
	Esprinet SPA	24,928	108
*,^ RCS MediaGroup SPA		62,720	107
*	Italmobiliare SPA	3,975	95
*	DeA Capital SPA	54,287	92
	Cementir Holding SPA	27,624	91
*	Juventus Football Club SPA	290,159	76
	Sogefi SPA	18,986	75
	Immobiliare Grande Distribuzione	62,539	66
*	Landi Renzo SPA	47,712	65
*	IMMSI SPA	102,006	59
*,^ Telecom Italia Media SPA		446,009	49
*	Fiera Milano SPA	8,283	49
			37,873

Japan (11.8%)
	Tadano Ltd.	85,807	1,252
	United Arrows Ltd.	26,151	1,182
	Wacom Co. Ltd.	146,400	1,179
	Nihon Kohden Corp.	26,781	1,125
	Duskin Co. Ltd.	59,272	1,104
	Toho Holdings Co. Ltd.	63,118	1,093
	Japan Airport Terminal Co. Ltd.	58,127	1,087
	Tokuyama Corp.	301,050	1,075
	Tokai Tokyo Financial Holdings Inc.	140,956	1,045
	Nifco Inc.	37,508	1,020
	TS Tech Co. Ltd.	29,985	983
	Enplas Corp.	12,200	976
^	Coca-Cola East Japan Co. Ltd.	71,282	952
	Hitachi Zosen Corp.	622,150	951
	Accordia Golf Co. Ltd.	849	926
	OSG Corp.	59,894	918
	GMO internet Inc.	78,914	894
	Start Today Co. Ltd.	42,500	878
*	Kenedix Inc.	191,600	877
	Kiyo Holdings Inc.	615,965	854
	Sanwa Holdings Corp.	152,637	840
*	Oki Electric Industry Co. Ltd.	435,856	837
^	Resorttrust Inc.	27,528	836
	Pigeon Corp.	17,400	819
	Tokyo Dome Corp.	131,000	813
	Okumura Corp.	208,213	807
	Horiba Ltd.	22,014	803
	Temp Holdings Co. Ltd.	30,400	777
	Toyo Ink SC Holdings Co. Ltd.	152,151	767
	Fuji Oil Co. Ltd.	45,498	762
	Sumitomo Warehouse Co. Ltd.	133,208	761
	Topcon Corp.	68,646	755
	HIS Co. Ltd.	15,400	750
	Toyo Tire & Rubber Co. Ltd.	130,000	748
	Ship Healthcare Holdings Inc.	20,200	746
*	Leopalace21 Corp.	154,700	735
	Noritz Corp.	43,135	728
	Kyowa Exeo Corp.	65,190	719
	Hanwa Co. Ltd.	172,415	710
	Nikkiso Co. Ltd.	56,565	709
	Daifuku Co. Ltd.	76,461	698
	Toagosei Co. Ltd.	161,584	692
	Daibiru Corp.	65,925	691
	NOF Corp.	113,202	683
	Okasan Securities Group Inc.	79,000	681
	Fuyo General Lease Co. Ltd.	19,449	676
	Toshiba Plant Systems & Services Corp.	41,524	675
	Aica Kogyo Co. Ltd.	34,844	673
^	Inaba Denki Sangyo Co. Ltd.	24,315	668
	Avex Group Holdings Inc.	19,100	655
	Tokyo Ohka Kogyo Co. Ltd.	30,473	654
	Megmilk Snow Brand Co. Ltd.	44,762	646
	Welcia Holdings Co. Ltd.	12,000	644
	Tsubakimoto Chain Co.	103,250	638
	Nippon Soda Co. Ltd.	111,587	637
	Miyazaki Bank Ltd.	219,932	630

	Heiwa Real Estate Co. Ltd.	39,244	628
	Furukawa Co. Ltd.	314,000	627
	Miura Co. Ltd.	23,018	626
	TSI Holdings Co. Ltd.	86,700	623
	Mizuno Corp.	99,782	620
	ADEKA Corp.	61,055	616
	Arcs Co. Ltd.	33,400	615
	MOS Food Services Inc.	32,110	614
	SHO-BOND Holdings Co. Ltd.	15,700	613
^	Zensho Holdings Co. Ltd.	51,361	612
	Fuji Soft Inc.	32,421	610
	Mandom Corp.	16,999	603
	Meitec Corp.	22,146	598
	Jaccs Co. Ltd.	116,000	597
	Nichicon Corp.	59,587	596
	IBJ Leasing Co. Ltd.	19,901	588
	Nichi-iko Pharmaceutical Co. Ltd.	27,100	583
	Nissin Kogyo Co. Ltd.	30,797	577
	Sankyu Inc.	165,014	576
	Hitachi Kokusai Electric Inc.	57,542	574
	Bank of Okinawa Ltd.	14,004	573
	Yodogawa Steel Works Ltd.	137,113	572
	Maruha Nichiro Holdings Inc.	280,716	570
	MonotaRO Co. Ltd.	24,600	569
	Nishimatsu Construction Co. Ltd.	243,000	569
	Nihon Parkerizing Co. Ltd.	28,596	567
	FCC Co. Ltd.	24,243	564
	Nachi-Fujikoshi Corp.	128,742	564
	Valor Co. Ltd.	34,000	564
	Showa Corp.	41,800	561
	Fujitec Co. Ltd.	59,000	560
	Sangetsu Co. Ltd.	22,132	550
	IT Holdings Corp.	47,100	548
*,^ Nissha Printing Co. Ltd.		30,600	548
	TOC Co. Ltd.	77,300	545
	Aderans Co. Ltd.	37,909	544
	Xebio Co. Ltd.	25,908	543
*	Mitsumi Electric Co. Ltd.	75,300	543
	Cocokara fine Inc.	17,389	541
	Musashi Seimitsu Industry Co. Ltd.	21,415	539
	Hogy Medical Co. Ltd.	9,450	539
	Nippon Shinyaku Co. Ltd.	31,571	537
	Taikisha Ltd.	22,063	533
	Sanyo Chemical Industries Ltd.	83,274	531
^	Iseki & Co. Ltd.	154,000	530
	Tokyo Seimitsu Co. Ltd.	26,823	524
	Okinawa Electric Power Co. Inc.	13,740	520
	Maeda Corp.	98,306	515
	Ryosan Co. Ltd.	30,479	514
	Komori Corp.	40,900	513
	Amano Corp.	47,556	509
	Nitto Boseki Co. Ltd.	146,634	509
	Itoham Foods Inc.	117,000	501
^	Kadokawa Corp.	13,550	501
	Sanken Electric Co. Ltd.	118,469	498
	Bank of Iwate Ltd.	11,324	498
	Mirait Holdings Corp.	53,800	498

	Seiko Holdings Corp.	119,291	498
^	Akebono Brake Industry Co. Ltd.	104,857	498
	Doutor Nichires Holdings Co. Ltd.	32,137	496
	Chiyoda Co. Ltd.	19,200	495
	Sanyo Special Steel Co. Ltd.	103,472	492
^	Colowide Co. Ltd.	48,500	487
	Central Glass Co. Ltd.	152,015	479
	Daikyo Inc.	159,000	478
	Okabe Co. Ltd.	44,000	473
	Daihen Corp.	119,759	472
*	Sumitomo Mitsui Construction Co. Ltd.	578,300	471
	Makino Milling Machine Co. Ltd.	80,901	471
	Shima Seiki Manufacturing Ltd.	23,600	470
	Monex Group Inc.	1,166	470
	Daiseki Co. Ltd.	26,787	469
	Earth Chemical Co. Ltd.	13,143	469
	Keihin Corp.	30,749	466
	Nippon Flour Mills Co. Ltd.	89,459	465
	Fancl Corp.	37,504	465
	Pilot Corp.	13,800	464
	Ichiyoshi Securities Co. Ltd.	35,200	462
	Shinmaywa Industries Ltd.	56,000	461
	Penta-Ocean Construction Co. Ltd.	189,000	458
	Nihon M&A Center Inc.	6,900	458
	Toei Co. Ltd.	73,648	457
	AOKI Holdings Inc.	14,310	456
	Iwatani Corp.	123,740	454
	Daio Paper Corp.	75,454	454
	Tokyo Steel Manufacturing Co. Ltd.	89,400	449
^	Bic Camera Inc.	885	449
	Morinaga Milk Industry Co. Ltd.	154,678	448
	Toho Bank Ltd.	151,664	447
	Relo Holdings Inc.	9,100	445
	Saizeriya Co. Ltd.	31,321	441
	Yachiyo Bank Ltd.	15,400	439
	Nitto Kogyo Corp.	26,387	437
	Yamanashi Chuo Bank Ltd.	109,311	437
	Ariake Japan Co. Ltd.	18,600	436
	Aichi Steel Corp.	91,029	435
	Yamagata Bank Ltd.	101,426	434
	Hokuto Corp.	24,224	432
	Kyoei Steel Ltd.	25,600	432
	NSD Co. Ltd.	39,000	429
	Bank of the Ryukyus Ltd.	32,619	420
	Sakata Seed Corp.	30,456	419
	Japan Securities Finance Co. Ltd.	59,141	418
	Kitz Corp.	87,232	417
	Towa Pharmaceutical Co. Ltd.	9,766	412
	Takuma Co. Ltd.	54,000	412
	Akita Bank Ltd.	153,000	412
	Takara Standard Co. Ltd.	56,098	411
	Asahi Diamond Industrial Co. Ltd.	39,722	410
	Ain Pharmaciez Inc.	9,400	409
	Unipres Corp.	20,800	408
	Japan Wool Textile Co. Ltd.	56,189	407
	Fuji Seal International Inc.	14,000	406
	Sumitomo Light Metal Industries Ltd.	447,000	405

	Takasago Thermal Engineering Co. Ltd.	47,016	405
	Joshin Denki Co. Ltd.	48,653	402
	Nippon Konpo Unyu Soko Co. Ltd.	25,100	401
	Aomori Bank Ltd.	153,000	399
	Aida Engineering Ltd.	50,600	399
	Ricoh Leasing Co. Ltd.	14,406	396
	Seikagaku Corp.	28,964	395
	Kisoji Co. Ltd.	21,100	394
	CKD Corp.	51,600	393
	Meidensha Corp.	121,919	392
	Alpine Electronics Inc.	39,874	391
^	Dwango Co. Ltd.	93	391
	Bank of Nagoya Ltd.	112,121	390
	Toyo Engineering Corp.	84,000	388
	Moshi Moshi Hotline Inc.	30,900	385
	Nichias Corp.	58,855	385
	Nippon Light Metal Holdings Co. Ltd.	287,023	383
	NET One Systems Co. Ltd.	48,800	380
	San-A Co. Ltd.	7,822	379
	Chudenko Corp.	30,500	378
	Heiwado Co. Ltd.	23,100	378
	Internet Initiative Japan Inc.	11,000	378
	Nihon Nohyaku Co. Ltd.	38,000	377
	Mitsuba Corp.	23,000	376
*,^ Pioneer Corp.		197,513	376
	Oiles Corp.	18,590	374
^	Fuji Kyuko Co. Ltd.	35,000	374
	Tokyotokeiba Co. Ltd.	102,000	373
	Mitsui-Soko Co. Ltd.	80,762	372
	Hokuetsu Kishu Paper Co. Ltd.	86,221	371
	Hosiden Corp.	67,067	370
	Nippon Synthetic Chemical Industry Co. Ltd.	34,000	369
	Paltac Corp.	26,900	369
	Saibu Gas Co. Ltd.	156,734	368
	Senshukai Co. Ltd.	43,200	367
	Transcosmos Inc.	22,700	367
	Sintokogio Ltd.	46,600	366
	Paramount Bed Holdings Co. Ltd.	10,900	363
	Yoshinoya Holdings Co. Ltd.	307	363
	Nihon Unisys Ltd.	51,785	361
	Kanamoto Co. Ltd.	17,000	358
	EDION Corp.	62,733	358
	Futaba Corp.	30,480	357
	Totetsu Kogyo Co. Ltd.	19,300	353
	Aeon Delight Co. Ltd.	19,300	352
	Shikoku Bank Ltd.	152,003	347
	Misawa Homes Co. Ltd.	21,200	344
	Fujitsu General Ltd.	30,000	344
	Nagaileben Co. Ltd.	20,600	343
	Asahi Intecc Co. Ltd.	6,500	343
	Tomy Co. Ltd.	71,017	341
	Tamron Co. Ltd.	17,000	340
*	Nippon Chemi-Con Corp.	76,696	340
	DCM Holdings Co. Ltd.	47,400	339
^	Japan Drilling Co. Ltd.	5,000	338
	Kyokuto Securities Co. Ltd.	19,800	337
	Nisshin Oillio Group Ltd.	94,262	337

	Morinaga & Co. Ltd.	162,518	337
	TPR Co. Ltd.	20,100	336
	Star Micronics Co. Ltd.	33,100	335
	Nippon Densetsu Kogyo Co. Ltd.	34,403	332
	Marudai Food Co. Ltd.	104,591	332
	Nippon Signal Co. Ltd.	46,000	331
	Kato Sangyo Co. Ltd.	15,700	330
	Ehime Bank Ltd.	137,000	330
	Tokai Corp.	11,800	325
*	Ulvac Inc.	41,600	324
	Seiren Co. Ltd.	47,500	324
	Kurimoto Ltd.	122,000	323
	Chofu Seisakusho Co. Ltd.	15,500	322
	Oita Bank Ltd.	106,435	317
	Tokyo Tomin Bank Ltd.	30,700	317
	Sankyo Tateyama Inc.	15,300	315
	Nichiden Corp.	13,800	313
	Wakita & Co. Ltd.	29,000	313
	Kureha Corp.	93,338	312
	TOMONY Holdings Inc.	87,200	311
	TOKAI Holdings Corp.	91,100	310
	Osaka Steel Co. Ltd.	17,600	307
	Toho Zinc Co. Ltd.	105,758	307
	Token Corp.	5,814	306
	Max Co. Ltd.	26,000	303
	Hokuetsu Bank Ltd.	154,000	303
^	JCR Pharmaceuticals Co. Ltd.	15,100	302
	Descente Ltd.	40,000	298
	Alpen Co. Ltd.	15,400	297
	Japan Aviation Electronics Industry Ltd.	32,000	297
	NEC Networks & System Integration Corp.	13,600	297
	Daiwabo Holdings Co. Ltd.	182,761	295
	Kato Works Co. Ltd.	69,205	294
	Kurabo Industries Ltd.	181,000	293
	Canon Electronics Inc.	15,494	292
	Sekisui Jushi Corp.	22,000	291
	Nitto Kohki Co. Ltd.	15,600	289
	Nitta Corp.	14,800	289
	ASKUL Corp.	15,700	288
	Shinko Plantech Co. Ltd.	36,800	288
	PGM Holdings K K	31,500	286
	T-Gaia Corp.	31,400	286
	kabu.com Securities Co. Ltd.	52,900	284
	Nippon Denko Co. Ltd.	95,990	283
	Kuroda Electric Co. Ltd.	20,300	283
	Ichibanya Co. Ltd.	7,796	282
	WATAMI Co. Ltd.	16,300	281
	DTS Corp.	20,000	280
	Yorozu Corp.	16,200	280
	Kumiai Chemical Industry Co. Ltd.	47,000	280
	Okamura Corp.	41,000	279
	Modec Inc.	9,500	278
	Iino Kaiun Kaisha Ltd.	52,700	278
	Yokogawa Bridge Holdings Corp.	23,000	277
	Riso Kagaku Corp.	12,600	277
	Hazama Ando Corp.	127,600	277
	Geo Holdings Corp.	300	276

	Minato Bank Ltd.	163,000	276
	Noritake Co. Ltd.	106,000	275
	Denki Kogyo Co. Ltd.	50,400	273
	Takara Leben Co. Ltd.	78,000	273
	Prima Meat Packers Ltd.	140,000	271
	Izumiya Co. Ltd.	59,969	270
	Sanki Engineering Co. Ltd.	47,767	269
	Mitsui Sugar Co. Ltd.	83,000	269
	Fujimori Kogyo Co. Ltd.	8,800	268
	Inabata & Co. Ltd.	32,600	267
	Mitsuboshi Belting Co. Ltd.	57,000	266
	Fujimi Inc.	22,947	266
^	Sato Holdings Corp.	14,900	265
	Kintetsu World Express Inc.	7,000	265
^	Gun-Ei Chemical Industry Co. Ltd.	48,000	263
*	Kanematsu Corp.	241,000	263
	Eighteenth Bank Ltd.	115,000	263
	Torii Pharmaceutical Co. Ltd.	10,300	262
	ZERIA Pharmaceutical Co. Ltd.	17,000	261
	Kyudenko Corp.	58,000	260
	Gunze Ltd.	105,079	260
	Ai Holdings Corp.	30,200	258
	Ryobi Ltd.	80,435	258
	Nippon Suisan Kaisha Ltd.	125,862	255
	Nichii Gakkan Co.	28,600	255
	Gulliver International Co. Ltd.	40,700	254
	JVC Kenwood Corp.	110,440	253
	Daisan Bank Ltd.	163,037	253
	Tachi-S Co. Ltd.	17,600	253
	Topy Industries Ltd.	121,795	252
	Aiphone Co. Ltd.	15,700	251
	Obara Group Inc.	8,300	251
	Fukui Bank Ltd.	112,769	251
	Megachips Corp.	15,947	249
^	Toyo Tanso Co. Ltd.	15,210	248
	Goldcrest Co. Ltd.	10,280	247
	Taiyo Holdings Co. Ltd.	7,900	247
	Marusan Securities Co. Ltd.	34,295	244
	Japan Pure Chemical Co. Ltd.	119	244
	Godo Steel Ltd.	146,000	244
	Shibusawa Warehouse Co. Ltd.	55,549	243
	Tecmo Koei Holdings Co. Ltd.	24,100	242
*	Toa Corp.	179,000	241
	Ministop Co. Ltd.	14,700	241
	Itochu Enex Co. Ltd.	47,600	240
	Showa Sangyo Co. Ltd.	79,000	239
	Nippon Gas Co. Ltd.	20,800	239
^	Mani Inc.	6,300	236
	Tokyu Livable Inc.	11,700	235
	Oyo Corp.	16,000	235
	Senko Co. Ltd.	45,000	235
	Fuji Co. Ltd.	12,900	233
*	Noevir Holdings Co. Ltd.	14,200	231
^	Toho Titanium Co. Ltd.	30,700	231
	Wood One Co. Ltd.	75,000	230
	Touei Housing Corp.	12,300	229
	FIDEA Holdings Co. Ltd.	109,100	229

	Mitsubishi Pencil Co. Ltd.	10,600	225
^	COOKPAD Inc.	8,200	224
	Royal Holdings Co. Ltd.	14,600	224
	Sanden Corp.	63,000	223
	Sumikin Bussan Corp.	74,000	223
	Morita Holdings Corp.	26,154	223
	Toshiba Machine Co. Ltd.	48,000	222
	Jeol Ltd.	43,000	221
	Michinoku Bank Ltd.	116,000	221
	Round One Corp.	36,800	219
	Asahi Holdings Inc.	12,300	218
	Sakai Chemical Industry Co. Ltd.	68,514	217
	Bunka Shutter Co. Ltd.	38,000	216
	Koa Corp.	21,300	210
	Atsugi Co. Ltd.	194,000	210
	Yokohama Reito Co. Ltd.	26,800	210
^	Kappa Create Holdings Co. Ltd.	11,294	209
	Sanyo Denki Co. Ltd.	28,000	208
	Yamazen Corp.	33,500	208
	CREATE SD HOLDINGS Co. Ltd.	5,706	207
	Meiko Network Japan Co. Ltd.	16,263	207
	Trusco Nakayama Corp.	10,200	207
	Zenkoku Hosho Co. Ltd.	5,900	206
*	Chiba Kogyo Bank Ltd.	28,100	206
	Higashi-Nippon Bank Ltd.	96,652	206
*	Unitika Ltd.	395,000	205
	Fujibo Holdings Inc.	96,000	204
	Press Kogyo Co. Ltd.	48,000	203
	Milbon Co. Ltd.	6,050	203
^	Dr Ci:Labo Co. Ltd.	76	203
	Riken Corp.	48,000	202
	Arcland Sakamoto Co. Ltd.	13,000	202
	Toyo Kanetsu KK	80,000	202
	Tokushu Tokai Paper Co. Ltd.	100,000	202
	Towa Bank Ltd.	216,000	200
	Sanyo Shokai Ltd.	81,423	200
	Japan Vilene Co. Ltd.	41,889	200
	Nihon Dempa Kogyo Co. Ltd.	22,250	200
	Tsukui Corp.	20,000	200
	Ryoyo Electro Corp.	24,742	199
*,^ Tokyo Rope Manufacturing Co. Ltd.		146,000	199
	Vital KSK Holdings Inc.	27,600	199
	Okamoto Industries Inc.	63,000	198
	Kusuri No Aoki Co. Ltd.	2,600	197
	Daikokutenbussan Co. Ltd.	6,700	197
	Endo Lighting Corp.	7,100	196
*	Matsuya Co. Ltd.	16,700	196
	Sakata INX Corp.	21,000	195
	Nomura Co. Ltd.	21,000	194
^	Foster Electric Co. Ltd.	11,285	194
	Chugoku Marine Paints Ltd.	37,000	192
	Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	192
	Nippon Seiki Co. Ltd.	13,000	192
	Sumitomo Densetsu Co. Ltd.	14,100	192
	Goldwin Inc.	40,000	190
	Tsukuba Bank Ltd.	57,100	190
	Bando Chemical Industries Ltd.	53,000	189

	TKC Corp.	10,949	186
	Kanto Natural Gas Development Ltd.	22,000	186
	Mitsubishi Paper Mills Ltd.	199,000	185
	Arnest One Corp.	9,700	183
	Takasago International Corp.	36,000	183
	Yuasa Trading Co. Ltd.	102,000	181
	Konishi Co. Ltd.	9,000	181
	Doshisha Co. Ltd.	12,800	180
	Arata Corp.	49,797	179
*	Toko Inc.	58,000	179
	Tatsuta Electric Wire and Cable Co. Ltd.	23,000	178
^	Yomiuri Land Co. Ltd.	21,000	178
	Mars Engineering Corp.	9,500	177
*	Daiei Inc.	53,500	177
	Bank of Saga Ltd.	87,000	176
	Paris Miki Holdings Inc.	35,800	176
^	Furukawa-Sky Aluminum Corp.	66,000	175
	Eizo Corp.	7,800	175
*,^ Japan Bridge Corp.		105,388	175
*	Japan Radio Co. Ltd.	53,000	175
	Shimizu Bank Ltd.	6,500	174
^	Atom Corp.	28,400	174
	Mie Bank Ltd.	84,104	173
	Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	173
	Tsutsumi Jewelry Co. Ltd.	7,500	173
	Idec Corp.	19,100	172
	Nippon Thompson Co. Ltd.	36,000	172
	Tsukishima Kikai Co. Ltd.	16,000	171
	Tsugami Corp.	35,000	170
	Sodick Co. Ltd.	34,900	169
	OBIC Business Consultants Ltd.	2,650	168
	Aichi Bank Ltd.	3,700	168
	T RAD Co. Ltd.	47,000	168
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	168
	Raito Kogyo Co. Ltd.	22,500	166
	Dydo Drinco Inc.	4,244	165
	Eagle Industry Co. Ltd.	12,000	163
	Mitsui Matsushima Co. Ltd.	115,000	163
	Macnica Inc.	6,500	163
	Kohnan Shoji Co. Ltd.	14,200	161
	Ines Corp.	26,500	161
	Nippon Coke & Engineering Co. Ltd.	143,000	160
	Kinugawa Rubber Industrial Co. Ltd.	30,000	160
	Nippon Koei Co. Ltd.	44,000	160
	Hosokawa Micron Corp.	23,000	160
	Nishio Rent All Co. Ltd.	7,600	159
	Denyo Co. Ltd.	11,200	159
	ITC Networks Corp.	18,800	159
	Pressance Corp.	4,787	158
	UKC Holdings Corp.	9,500	157
	Cosel Co. Ltd.	13,600	157
	Daido Metal Co. Ltd.	24,000	157
	Nippon Road Co. Ltd.	29,000	156
^	Nippon Steel Trading Co. Ltd.	54,000	155
	Ohsho Food Service Corp.	4,474	155
^	Melco Holdings Inc.	11,300	155
	Sankyo Seiko Co. Ltd.	45,097	155

^	Weathernews Inc.	6,400	154
	Hibiya Engineering Ltd.	14,300	153
	Takaoka Toko Holdings Co. Ltd.	8,400	153
	SMK Corp.	47,000	153
*,^ Clarion Co. Ltd.		124,000	153
*	SWCC Showa Holdings Co. Ltd.	193,000	151
	Belluna Co. Ltd.	14,900	151
	Kasumi Co. Ltd.	23,700	150
	Toyo Corp.	12,617	149
	Mitsubishi Research Institute Inc.	6,800	146
^	Riso Kyoiku Co. Ltd.	1,835	145
	Nissin Electric Co. Ltd.	24,000	144
	Nippon Carbon Co. Ltd.	80,000	144
	Gurunavi Inc.	13,400	144
	Fujiya Co. Ltd.	74,000	143
	Parco Co. Ltd.	14,400	143
	Japan Cash Machine Co. Ltd.	10,700	142
	Toyo Construction Co. Ltd.	58,400	142
	Yellow Hat Ltd.	7,500	142
	Tenma Corp.	11,000	141
	Nohmi Bosai Ltd.	17,000	141
	Toyo Securities Co. Ltd.	43,000	140
^	Osaki Electric Co. Ltd.	26,000	140
*	Sasebo Heavy Industries Co. Ltd.	154,000	140
	Toli Corp.	73,101	139
	Gakken Holdings Co. Ltd.	47,000	139
	Nichiha Corp.	9,400	139
^	Ringer Hut Co. Ltd.	9,300	138
	Shikoku Chemicals Corp.	18,000	137
	Nippon Chemiphar Co. Ltd.	26,000	137
	Krosaki Harima Corp.	68,000	136
	Kura Corp.	8,000	136
^	Macromill Inc.	23,000	136
	Kitagawa Iron Works Co. Ltd.	87,000	136
	YAMABIKO Corp.	5,000	135
	Warabeya Nichiyo Co. Ltd.	8,700	135
	France Bed Holdings Co. Ltd.	68,000	134
	Toa Corp.	17,000	133
	NEC Capital Solutions Ltd.	5,000	133
	Aisan Industry Co. Ltd.	13,200	133
^	Roland DG Corp.	4,700	132
*	Ishihara Sangyo Kaisha Ltd.	177,000	132
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	131
	Funai Electric Co. Ltd.	13,300	131
	St. Marc Holdings Co. Ltd.	2,800	131
	Fujicco Co. Ltd.	11,205	130
	Daiwa Industries Ltd.	21,000	130
	Katakura Industries Co. Ltd.	11,000	129
*,^ Juki Corp.		85,000	128
	Taihei Dengyo Kaisha Ltd.	18,000	128
	Nidec-Tosok Corp.	12,700	128
	Ohara Inc.	19,250	125
	Piolax Inc.	4,500	124
	Tsurumi Manufacturing Co. Ltd.	13,000	124
	Rock Field Co. Ltd.	6,434	122
	Takiron Co. Ltd.	28,000	120
	EPS Corp.	102	120

	Toridoll.corp	11,600	120
	Shizuoka Gas Co. Ltd.	17,000	120
	Pronexus Inc.	18,735	118
	Eiken Chemical Co. Ltd.	7,100	118
*	Tekken Corp.	103,000	118
	AOC Holdings Inc.	35,900	117
	Kyodo Printing Co. Ltd.	42,000	116
	Yaoko Co. Ltd.	3,100	116
*,^ Yamada SxL Home Co. Ltd.		81,000	116
	Kyoritsu Maintenance Co. Ltd.	3,000	115
	Hamakyorex Co. Ltd.	3,500	115
	Shin-Etsu Polymer Co. Ltd.	36,000	115
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,000	114
	Kyokuyo Co. Ltd.	43,000	114
	Asahi Co. Ltd.	7,100	114
	Shinwa Co. Ltd.	9,300	113
	Plenus Co. Ltd.	6,600	113
^	Iida Home Max	7,000	113
	Pacific Industrial Co. Ltd.	15,000	113
	JSP Corp.	6,900	113
	KEY Coffee Inc.	7,193	113
	As One Corp.	4,800	112
	Union Tool Co.	5,800	111
	Japan Transcity Corp.	32,192	111
	Tokyo Rakutenchi Co. Ltd.	23,000	111
	Kamei Corp.	15,000	110
	Komatsu Seiren Co. Ltd.	21,000	110
	Tocalo Co. Ltd.	8,300	110
	Zenrin Co. Ltd.	10,000	109
	Roland Corp.	12,200	109
	Hitachi Medical Corp.	9,000	109
	ASKA Pharmaceutical Co. Ltd.	16,000	109
	Seika Corp.	45,000	108
	Nishimatsuya Chain Co. Ltd.	12,200	107
	Tochigi Bank Ltd.	28,000	106
	Ryoden Trading Co. Ltd.	15,000	105
*	Janome Sewing Machine Co. Ltd.	133,000	104
	Sagami Chain Co. Ltd.	12,000	104
	Achilles Corp.	82,000	104
	GCA Savvian Corp.	11,300	103
	Tomoku Co. Ltd.	35,000	103
	Futaba Industrial Co. Ltd.	23,600	103
	Maruwa Co. Ltd.	3,100	103
	Shindengen Electric Manufacturing Co. Ltd.	25,000	102
	Cawachi Ltd.	5,100	102
	Rhythm Watch Co. Ltd.	70,000	101
	Pal Co. Ltd.	3,600	100
	Shiroki Corp.	47,265	100
	J-Oil Mills Inc.	33,000	100
	Sanoh Industrial Co. Ltd.	13,800	99
	T Hasegawa Co. Ltd.	7,200	99
	Organo Corp.	19,000	99
	Maezawa Kasei Industries Co. Ltd.	9,600	98
	Fuso Pharmaceutical Industries Ltd.	31,000	97
	Fujita Kanko Inc.	24,000	97
	Topre Corp.	9,400	96
	BML Inc.	3,700	96

	Kanaden Corp.	15,000	96
	Toenec Corp.	18,000	95
	Nissin Corp.	33,000	95
	Namura Shipbuilding Co. Ltd.	11,700	95
	Daiso Co. Ltd.	33,000	95
	Okuwa Co. Ltd.	10,000	94
	Onoken Co. Ltd.	10,000	94
	Stella Chemifa Corp.	6,200	94
	Siix Corp.	8,100	94
	Riken Technos Corp.	30,000	94
	Neturen Co. Ltd.	12,700	94
	Yushin Precision Equipment Co. Ltd.	5,100	94
	Hisaka Works Ltd.	11,000	93
	Kita-Nippon Bank Ltd.	4,000	93
	Advan Co. Ltd.	8,000	91
	Taiho Kogyo Co. Ltd.	6,600	91
	Tokyu Community Corp.	2,000	91
*	Uniden Corp.	41,000	91
	Axell Corp.	4,700	91
	Takamatsu Construction Group Co. Ltd.	5,900	90
	Arakawa Chemical Industries Ltd.	10,700	90
*	Fudo Tetra Corp.	57,900	89
	Nippon Ceramic Co. Ltd.	7,000	89
	Nippon Sharyo Ltd.	16,000	89
	Kanematsu Electronics Ltd.	7,000	89
	Jimoto Holdings Inc.	43,082	88
	Toyo Kohan Co. Ltd.	24,000	88
^	Nippon Parking Development Co. Ltd.	1,142	88
*	Tokyu Construction Co. Ltd.	37,000	88
	Daiichi Jitsugyo Co. Ltd.	22,000	88
	ESPEC Corp.	11,408	87
	Fuji Electronics Co. Ltd.	6,700	87
	CAC Corp.	10,000	87
	Tokyo Tekko Co. Ltd.	23,000	86
	Koatsu Gas Kogyo Co. Ltd.	16,000	86
	NEC Fielding Ltd.	7,300	86
	Information Services International-Dentsu Ltd.	8,000	86
	Maruzen Showa Unyu Co. Ltd.	25,000	86
	Chiyoda Integre Co. Ltd.	6,000	85
	CMK Corp.	25,700	85
	Nidec Copal Corp.	8,500	84
	Pack Corp.	5,000	84
	Tv Tokyo Holdings Corp.	4,800	84
	Chori Co. Ltd.	8,200	83
	Airport Facilities Co. Ltd.	14,000	83
	Dunlop Sports Co. Ltd.	7,000	82
	Daisyo Corp.	6,000	82
	Nagatanien Co. Ltd.	9,000	82
	Mitsui Home Co. Ltd.	17,000	82
	Honeys Co. Ltd.	7,390	81
^	U-Shin Ltd.	12,600	81
	Matsuda Sangyo Co. Ltd.	6,200	81
	Kitano Construction Corp.	38,000	81
	Daidoh Ltd.	12,000	80
	Future Architect Inc.	15,900	79
	Pocket Card Co. Ltd.	10,600	79
	Nippon Valqua Industries Ltd.	31,000	79

	Mitsui High-Tec Inc.	13,000	79
	Maruetsu Inc.	25,000	78
	Takihyo Co. Ltd.	18,000	78
	Nittetsu Mining Co. Ltd.	20,000	78
	Matsuya Foods Co. Ltd.	5,000	77
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	77
*	Kanto Denka Kogyo Co. Ltd.	32,000	77
	Chugai Ro Co. Ltd.	31,000	77
	ST Corp.	7,500	77
	Mitsuuroko Holdings Co. Ltd.	15,700	77
	Kyoto Kimono Yuzen Co. Ltd.	7,000	76
*,^ Daiichi Chuo KK		75,000	76
	Cleanup Corp.	9,400	76
*	Best Denki Co. Ltd.	46,000	76
	Sinfonia Technology Co. Ltd.	48,000	76
	Maezawa Kyuso Industries Co. Ltd.	5,900	75
	Fujikura Kasei Co. Ltd.	16,000	75
	Japan Pulp & Paper Co. Ltd.	24,000	75
	Dai Nippon Toryo Co. Ltd.	49,000	75
	Nihon Yamamura Glass Co. Ltd.	44,000	75
	Furuno Electric Co. Ltd.	10,600	74
	Yushiro Chemical Industry Co. Ltd.	7,700	74
	NIFTY Corp.	65	73
	Optex Co. Ltd.	4,500	73
	Starzen Co. Ltd.	28,000	73
^	Keiyo Co. Ltd.	15,000	73
	Nidec Copal Electronics Corp.	15,200	73
	San-Ai Oil Co. Ltd.	19,000	73
	Mory Industries Inc.	21,000	73
	Oenon Holdings Inc.	32,000	72
^	Hokkaido Gas Co. Ltd.	28,000	72
	Japan Digital Laboratory Co. Ltd.	7,500	72
	Shinko Shoji Co. Ltd.	8,800	71
	Yonekyu Corp.	9,100	71
	Right On Co. Ltd.	7,000	71
	Chukyo Bank Ltd.	39,000	70
*	Nippon Yakin Kogyo Co. Ltd.	57,000	70
	Taihei Kogyo Co. Ltd.	20,000	70
	Sinanen Co. Ltd.	19,000	70
	Tosho Printing Co. Ltd.	28,000	70
	Icom Inc.	3,000	70
*	NS United Kaiun Kaisha Ltd.	41,000	68
	Keihanshin Building Co. Ltd.	12,200	67
	Nissen Holdings Co. Ltd.	20,700	67
	Itochu-Shokuhin Co. Ltd.	2,000	67
	Zuken Inc.	7,600	66
	Kaga Electronics Co. Ltd.	8,200	65
	Toho Co. Ltd.	18,000	65
	Nice Holdings Inc.	30,000	65
	Noritsu Koki Co. Ltd.	9,600	65
	Hakuto Co. Ltd.	7,000	64
	Uchida Yoko Co. Ltd.	25,000	64
	Hokkan Holdings Ltd.	21,000	64
	Aichi Corp.	12,200	64
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	64
	Okura Industrial Co. Ltd.	19,000	64
	Sanshin Electronics Co. Ltd.	10,400	63

	Mimasu Semiconductor Industry Co. Ltd.	7,100	62
*	Kumagai Gumi Co. Ltd.	63,000	62
	Meisei Industrial Co. Ltd.	15,000	61
	Sekisui Plastics Co. Ltd.	24,000	60
	Dai-ichi Seiko Co. Ltd.	4,600	60
	Teikoku Electric Manufacturing Co. Ltd.	2,300	59
	Tokyo Energy & Systems Inc.	12,000	59
	Mitsui Knowledge Industry Co. Ltd.	395	59
	NDS Co. Ltd.	21,000	59
	Kinki Sharyo Co. Ltd.	18,000	58
	Tamura Corp.	23,000	58
	Aeon Fantasy Co. Ltd.	3,600	58
*	Iwasaki Electric Co. Ltd.	29,000	57
	Tomen Electronics Corp.	5,000	57
	Pasona Group Inc.	84	56
	Tonami Holdings Co. Ltd.	26,000	56
	Asunaro Aoki Construction Co. Ltd.	9,500	56
	Shimojima Co. Ltd.	5,600	55
	Daikoku Denki Co. Ltd.	2,900	55
	Kyosan Electric Manufacturing Co. Ltd.	16,000	55
	Simplex Holdings Inc.	118	55
	Chuetsu Pulp & Paper Co. Ltd.	38,000	55
	Corona Corp. Class A	5,000	54
	Olympic Group Corp.	7,800	54
	Tokyo Electron Device Ltd.	35	53
	Toda Kogyo Corp.	20,000	52
	Chuo Spring Co. Ltd.	16,000	52
	Yusen Logistics Co. Ltd.	5,700	51
	Inaba Seisakusho Co. Ltd.	3,500	51
	Cybozu Inc.	176	50
*	Ichikoh Industries Ltd.	32,000	50
	Shoko Co. Ltd.	37,000	50
^	Kourakuen Corp.	4,000	49
	Sumitomo Precision Products Co. Ltd.	11,000	47
	CMIC Holdings Co. Ltd.	2,400	46
	Kojima Co. Ltd.	15,100	46
	Alpha Systems Inc.	4,000	46
	Mr Max Corp.	13,200	45
	Torishima Pump Manufacturing Co. Ltd.	5,000	44
	Studio Alice Co. Ltd.	3,400	44
	Daiken Corp.	16,000	42
	Gecoss Corp.	7,300	41
	Fujitsu Frontech Ltd.	6,400	40
	Taisei Lamick Co. Ltd.	1,600	40
*	Mitsubishi Kakoki Kaisha Ltd.	22,000	39
	Hioki EE Corp.	2,700	38
	Chuo Denki Kogyo Co. Ltd.	10,500	37
	Elematec Corp.	2,800	35
	Toa Oil Co. Ltd.	33,000	34
	Sumitomo Seika Chemicals Co. Ltd.	9,000	34
	Panasonic Information Systems	1,400	34
	Yurtec Corp.	11,000	34
	Hodogaya Chemical Co. Ltd.	16,000	30
*	FDK Corp.	33,000	29
	Nippon Kasei Chemical Co. Ltd.	21,000	27
	Yahagi Construction Co. Ltd.	5,200	22
			203,826

Malaysia (1.3%)
	Dialog Group Bhd.	1,552,243	1,334
	Malaysia Airports Holdings Bhd.	556,177	1,156
	Magnum Bhd.	818,744	974
	Genting Plantations Bhd.	292,573	889
	KLCC Property Holdings Bhd.	413,499	836
	Media Prima Bhd.	943,640	789
	Affin Holdings Bhd.	562,500	733
	Bursa Malaysia Bhd.	302,336	725
	KPJ Healthcare Bhd.	318,700	647
	Top Glove Corp. Bhd.	349,579	635
	IGB Corp. Bhd.	807,273	630
	DRB-Hicom Bhd.	794,427	622
	Carlsberg Brewery Malaysia Bhd.	137,100	621
	Mah Sing Group Bhd.	784,440	590
	Boustead Holdings Bhd.	363,042	588
	Hartalega Holdings Bhd.	264,700	530
*	Malaysian Airline System Bhd.	5,263,000	494
	Kulim Malaysia Bhd.	446,536	490
	POS Malaysia Bhd.	321,400	485
	IGB REIT	1,219,900	473
	HAP Seng Consolidated Bhd.	696,700	425
	Berjaya Corp. Bhd.	2,377,671	425
	WCT Holdings Bhd.	534,349	405
	Eastern & Oriental Bhd.	648,400	398
	BIMB Holdings Bhd.	321,200	398
	CapitaMalls Malaysia Trust	790,900	380
	IJM Land Bhd.	418,400	366
	Malaysian Resources Corp. Bhd.	759,069	341
	Pavilion REIT	774,200	336
*	Time dotCom Bhd.	280,500	323
	OSK Holdings Bhd.	594,281	310
	Gas Malaysia Bhd.	287,200	297
	QL Resources Bhd.	259,200	276
	TSH Resources Bhd.	383,500	267
	MSM Malaysia Holdings Bhd.	169,000	262
*	Perdana Petroleum Bhd.	413,500	236
	IJM Plantations Bhd.	252,900	234
	Wah Seong Corp. Bhd.	395,297	233
	Supermax Corp. Bhd.	354,950	227
	Mudajaya Group Bhd.	269,500	220
*	Mulpha International Bhd.	1,519,700	199
	Puncak Niaga Holding Bhd.	252,500	188
*	Muhibbah Engineering M Bhd.	235,900	171
*	Scomi Group Bhd.	1,394,300	168
	Malaysian Bulk Carriers Bhd.	238,100	136
	Lion Industries Corp. Bhd.	425,900	131
*	KNM Group Bhd.	868,669	119
	Unisem M Bhd.	394,680	109
	DiGi.Com Bhd.	67,320	96
*	Mah Sing Group Bhd. Warrants	119,880	24
*	Dialog Group Bhd. Warrants	91,395	19
*	Hartalega Holdings Bhd. Warrants Expire 05/29/2015	22,560	17
*	WCT Holdings Bhd. Warrants	82,009	12
*	Sunway Bhd. Warrants Exp. 08/17/2016	42,781	12
*	WCT Holdings Bhd. Warrants	73,268	11
*	Kulim Malaysia Bhd. Warrants EXP 2/27/2016	46,729	11

*	KNM Group Bhd. Warrants	178,323	7
*	Perdana Petroleum Bhd. Warrants Exp. 10/26/2015	25,612	7
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
			22,039
Mexico (1.1%)
	Fibra Uno Administracion SA de CV	1,389,400	4,435
	Compartamos SAB de CV	1,042,832	1,888
*	Genomma Lab Internacional SAB de CV Class B	765,713	1,795
	Grupo Aeroportuario del Pacifico SAB de CV Class B	312,394	1,626
	Controladora Comercial Mexicana SAB de CV	354,300	1,499
	Bolsa Mexicana de Valores SAB de CV	536,716	1,440
*	Empresas ICA SAB de CV	497,200	1,051
	Mexico Real Estate Management SA de CV	466,500	941
	Grupo Comercial Chedraui SA de CV	268,331	870
*	Gruma SAB de CV Class B	161,000	853
	TV Azteca SAB de CV	1,414,162	664
	Alsea SAB de CV	242,600	663
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	165,026	569
	Grupo Herdez SAB de CV	110,500	355
*	Grupo Simec SAB de CV Class B	84,915	336
*	Consorcio ARA SAB de CV	630,510	240
*	Desarrolladora Homex SAB de CV	213,000	63
*	Corp GEO SAB de CV	412,100	57
*	Urbi Desarrollos Urbanos SAB de CV	313,585	39
			19,384
Netherlands (1.6%)
	Delta Lloyd NV	160,773	3,474
	Nutreco NV	64,608	3,034
	Aalberts Industries NV	100,443	2,531
	ASM International NV	47,825	1,506
	CSM	64,173	1,472
	Wereldhave NV	19,671	1,391
*	PostNL NV	379,093	1,364
	Arcadis NV	49,293	1,279
	Eurocommercial Properties NV	32,854	1,250
*,^ Royal Imtech NV		422,085	1,027
	TKH Group NV	36,098	994
	Koninklijke BAM Groep NV	155,233	887
	Unit4 NV	25,249	854
	Vastned Retail NV	17,303	737
	Sligro Food Group NV	19,916	720
	Koninklijke Ten Cate NV	27,343	661
	USG People NV	70,485	525
	APERAM	40,281	497
	BinckBank NV	53,998	478
	Nieuwe Steen Investments NV	63,925	456
	Brunel International NV	8,219	397
	Koninklijke Wessanen NV	102,827	382
*	Grontmij	74,562	338
	Accell Group	13,673	252
*,^ TomTom NV		41,202	241
^	Beter Bed Holding NV	12,085	234
*	AMG Advanced Metallurgical Group NV	14,017	118
*,^ SNS REAAL NV		96,364	—
			27,099

New Zealand (0.5%)
	Ryman Healthcare Ltd.	372,589	2,115
^	Trade Me Group Ltd.	354,695	1,353
	Infratil Ltd.	422,699	839
	Freightways Ltd.	199,810	648
	Goodman Property Trust	753,202	616
	Precinct Properties New Zealand Ltd.	594,181	486
	Nuplex Industries Ltd.	169,275	421
	Kathmandu Holdings Ltd.	170,505	365
	Mainfreight Ltd.	41,927	360
	New Zealand Oil & Gas Ltd.	511,006	341
	Vital Healthcare Property Trust	190,327	210
	Tower Ltd.	134,630	201
*	Vital Healthcare Property Trust Rights	19,032	2
			7,957
Norway (1.7%)
	TGS Nopec Geophysical Co. ASA	96,024	3,080
	Petroleum Geo-Services ASA	199,659	2,683
	Marine Harvest ASA	2,489,572	2,512
*	DNO International ASA	962,062	2,080
*	Algeta ASA	42,211	1,725
*	Storebrand ASA	295,334	1,698
	Prosafe SE	161,672	1,621
	Tomra Systems ASA	135,308	1,236
	Fred Olsen Energy ASA	23,341	1,126
	SpareBank 1 SR Bank ASA	132,057	1,117
*	Det Norske Oljeselskap ASA	68,247	999
	SpareBank 1 SMN	116,360	960
	Cermaq ASA	50,633	933
	Atea ASA	83,714	880
	Aker ASA	20,545	655
	Opera Software ASA	80,233	652
	Norwegian Property ASA	432,006	604
*,^ Renewable Energy Corp. ASA		1,150,702	593
	BW Offshore Ltd.	424,983	559
	Wilh Wilhelmsen ASA	56,774	459
	Stolt-Nielsen Ltd.	17,994	420
*,^ Nordic Semiconductor ASA		126,745	411
*	Norwegian Air Shuttle AS	9,032	402
	Austevoll Seafood ASA	62,894	356
	Leroy Seafood Group ASA	11,238	299
*	Golden Ocean Group Ltd.	256,431	276
	Kvaerner ASA	136,524	233
*,^ Songa Offshore		122,283	153
*,^ Frontline Ltd.		50,862	132
*,^ Archer Ltd.		114,026	92
			28,946
Other (0.0%)
*	Nagarjuna Fertilizers & Chemicals Ltd.	233,445	43
*	Puncak Niaga Holding Bhd. Warrants	25,250	13
*	Italian-Thai Development PCL Rights	186,602	10
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	9
*	Virgin Australia Holdings Pvt Ltd	1,276,415	6
*	CUROCOM Co. Ltd. Rights 08/07/13	6,013	3
*	Future Lifestyle Fashions Ltd.	6,509	2
*	SSCP Co. Ltd.	20,873	1

*	Petroplus Holdings AG	36,495	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
*	ASTM SPA Warrants Exp. 08/23/2013	34,325	—
			89
Peru (0.0%)
*	InRetail Peru Corp.	19,000	317

Philippines (0.6%)
	Metro Pacific Investments Corp.	10,498,900	1,305
	GT Capital Holdings Inc.	62,014	1,165
	Semirara Mining Corp. Class A	150,540	863
	Robinsons Land Corp.	1,449,779	760
	Megaworld Corp.	10,058,322	749
	Security Bank Corp.	196,048	650
*	Philippine National Bank	331,200	620
	Manila Water Co. Inc.	781,785	586
	Petron Corp.	1,776,416	580
	Puregold Price Club Inc.	594,900	561
	First Gen Corp.	1,277,430	541
	Philex Mining Corp.	2,086,781	522
*	Belle Corp.	3,633,300	430
	Filinvest Land Inc.	10,282,400	421
	Vista Land & Lifescapes Inc.	2,821,000	373
	First Philippine Holdings Corp.	182,460	361
	Cebu Air Inc.	162,410	235
	Lopez Holdings Corp.	1,853,100	217
	Atlas Consolidated Mining & Development	555,500	184
			11,123
Poland (0.5%)
	Eurocash SA	66,225	1,233
*	Cyfrowy Polsat SA	163,687	1,087
*	Lubelski Wegiel Bogdanka SA	30,379	1,000
	Asseco Poland SA	65,746	937
*	Bank Millennium SA	388,790	755
*	Grupa Lotos SA	71,280	735
*	Kernel Holding SA	46,891	732
*	Globe Trade Centre SA	200,551	507
*	Netia SA	336,064	479
	TVN SA	134,863	455
	Budimex SA	8,493	254
	Warsaw Stock Exchange	20,805	239
*	Ciech SA	29,620	231
	Getin Holding SA	234,401	231
*	Boryszew SA	1,277,768	183
*	Bioton SA	11,624,254	145
*	Agora SA	24,003	59
*	Polimex-Mostostal SA	356,606	18
			9,280
Portugal (0.3%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	223,983	1,310
*,^ Banco Comercial Portugues SA		10,038,871	1,252
	Sonae	783,971	813
	Portucel SA	198,063	701
	Semapa-Sociedade de Investimento e Gestao	59,618	528
	Mota-Engil SGPS SA	142,742	521
	Altri SGPS SA	126,542	327

	Sonaecom - SGPS SA	78,082	186
	REN - Redes Energeticas Nacionais SGPS SA	55,936	165
			5,803
Russia (0.1%)
*	PIK Group	224,880	488
	Acron JSC	9,423	305
	Sollers OJSC	13,560	297
*	OGK-2 OAO	18,997,639	158
	TGK-1 OAO	762,600,000	145
			1,393
Singapore (1.8%)
	SATS Ltd.	570,514	1,489
	Ezion Holdings Ltd.	675,704	1,178
^	Keppel REIT	1,174,891	1,175
	Mapletree Logistics Trust	1,392,978	1,168
	Mapletree Commercial Trust	1,180,000	1,104
	Mapletree Industrial Trust	966,000	1,025
^	Fortune REIT	1,146,836	1,010
*,^ Blumont Group Ltd.		919,885	999
^	Biosensors International Group Ltd.	1,113,886	911
	CDL Hospitality Trusts	597,066	781
^	Starhill Global REIT	1,203,772	777
	Cambridge Industrial Trust	1,450,260	764
	Raffles Medical Group Ltd.	290,000	734
^	Super Group Ltd.	191,404	724
*,^ LionGold Corp. Ltd.		787,691	723
	Frasers Centrepoint Trust	444,610	671
^	Hyflux Ltd.	616,286	633
	Cache Logistics Trust	629,241	596
	Parkway Life REIT	303,485	596
^	OSIM International Ltd.	363,000	585
	Ascott Residence Trust	590,378	583
	AIMS AMP Capital Industrial REIT	460,400	576
	Frasers Commercial Trust	551,200	565
	First REIT	573,000	547
	First Resources Ltd.	408,629	540
^	Ho Bee Investment Ltd.	310,635	535
^	Overseas Union Enterprise Ltd.	235,000	523
	Lippo Malls Indonesia Retail Trust	1,326,000	516
^	Far East Hospitality Trust	676,000	497
^	Sabana Shari'ah Compliant Industrial REIT	532,000	487
	Ascendas India Trust	861,662	484
	CapitaRetail China Trust	401,000	482
2	ARA Asset Management Ltd.	331,210	479
*,^ Sound Global Ltd.		968,222	459
*,^ Yoma Strategic Holdings Ltd.		577,000	392
*,^ Ezra Holdings Ltd.		525,902	357
	Cityspring Infrastructure Trust	925,000	356
	Religare Health Trust	500,000	334
	Vard Holdings Ltd.	508,000	329
	Hi-P International Ltd.	482,000	314
	Ascendas Hospitality Trust	460,000	305
	United Engineers Ltd.	162,000	300
*,^ Asiasons Capital Ltd.		364,000	269
^	Metro Holdings Ltd.	379,000	267
*	Gallant Venture Ltd.	1,095,435	263

	CSE Global Ltd.	398,759	258
	Far East Orchard Ltd.	162,000	258
	UOB-Kay Hian Holdings Ltd.	194,000	257
^	GuocoLeisure Ltd.	415,000	256
^	Perennial China Retail Trust	573,000	255
	Midas Holdings Ltd.	666,847	251
*,^ Ying Li International Real Estate Ltd.		717,000	242
*	Raffles Education Corp. Ltd.	984,839	228
^	Tat Hong Holdings Ltd.	244,000	223
*,^ Tiger Airways Holdings Ltd.		466,800	220
	GMG Global Ltd.	2,444,000	200
^	Swiber Holdings Ltd.	306,000	178
*	Synear Food Holdings Ltd.	1,042,000	151
	Pacific Andes Resources Development Ltd.	1,357,500	137
^	China Fishery Group Ltd.	428,729	126
*,^ Oceanus Group Ltd.		4,182,000	95
	Keppel Telecommunications & Transportation Ltd.	73,000	84
	Hong Leong Asia Ltd.	45,000	55
*	China Hongxing Sports Ltd.	831,000	38
			31,914
South Africa (0.4%)
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,740,630	684
	Emira Property Fund	422,397	626
*	Super Group Ltd.	255,581	605
	Vukile Property Fund Ltd.	370,784	600
	EOH Holdings Ltd.	80,996	485
	Blue Label Telecoms Ltd.	544,381	453
	City Lodge Hotels Ltd.	32,451	427
	Mpact Ltd.	132,530	346
	Pinnacle Technology Holdings Ltd.	119,635	308
	Metair Investments Ltd.	78,949	287
^	Astral Foods Ltd.	30,497	287
	Raubex Group Ltd.	122,916	276
	Eqstra Holdings Ltd.	398,120	275
	Invicta Holdings Ltd.	25,501	243
	Cashbuild Ltd.	17,551	225
	Clover Industries Ltd.	132,036	221
	Group Five Ltd.	54,600	219
	Redefine Properties International Ltd.	272,535	188
	DRDGOLD Ltd.	257,096	140
*	Allied Technologies Ltd.	25,537	122
	Ellies Holdings Ltd.	143,593	111
*	Merafe Resources Ltd.	1,222,650	80
*	Great Basin Gold Ltd.	345,634	1
			7,209
South Korea (3.6%)
^	Hotel Shilla Co. Ltd.	35,233	2,086
*,^ Kumho Tire Co. Inc.		135,900	1,392
	Macquarie Korea Infrastructure Fund	196,595	1,192
^	Seoul Semiconductor Co. Ltd.	34,555	1,145
	Young Poong Corp.	748	1,028
^	LG International Corp.	35,601	973
	Hyundai Greenfood Co. Ltd.	59,315	937
	Youngone Corp.	27,754	859
	CJ O Shopping Co. Ltd.	2,610	850
	Hyundai Home Shopping Network Corp.	5,608	846

	Ottogi Corp.	2,307	807
	Korean Reinsurance Co.	80,268	794
^	LOTTE Himart Co. Ltd.	10,450	789
*,^ LG Innotek Co. Ltd.		8,900	723
	Daesang Corp.	21,600	678
*	LG Life Sciences Ltd.	12,993	668
	Taekwang Industrial Co. Ltd.	692	662
	Kolon Industries Inc.	14,481	651
*	Hanmi Pharm Co. Ltd.	4,347	650
^	Paradise Co. Ltd.	32,292	648
	LG Fashion Corp.	25,884	634
	GS Home Shopping Inc.	2,855	631
*	SK Broadband Co. Ltd.	129,874	618
	SK Chemicals Co. Ltd.	15,901	606
	LIG Insurance Co. Ltd.	27,360	601
	Chong Kun Dang Pharm Corp.	9,290	581
*	CJ E&M Corp.	16,736	573
	Poongsan Corp.	25,378	571
^	Dongsuh Co. Inc.	21,351	547
	SFA Engineering Corp.	10,783	545
	Nexen Tire Corp.	36,230	540
	Hana Tour Service Inc.	7,795	534
	CJ CGV Co. Ltd.	12,380	529
	Meritz Fire & Marine Insurance Co. Ltd.	41,590	517
	Partron Co. Ltd.	33,922	500
*	Dong-A ST Co. Ltd.	3,946	499
	KIWOOM Securities Co. Ltd.	9,371	474
^	Grand Korea Leisure Co. Ltd.	16,470	469
	iMarketKorea Inc.	19,790	451
	Lotte Food Co. Ltd.	845	450
*,^ SM Entertainment Co.		13,237	445
	Binggrae Co. Ltd.	4,662	438
	Samchully Co. Ltd.	3,906	436
	Fila Korea Ltd.	7,214	431
*,^ GemVax & Kael Co. Ltd.		22,193	424
	KT Skylife Co. Ltd.	14,950	423
	Green Cross Corp.	3,615	422
	KEPCO Plant Service & Engineering Co. Ltd.	8,649	421
	LS Industrial Systems Co. Ltd.	7,037	420
	E1 Corp.	6,216	419
	Sung Kwang Bend Co. Ltd.	15,656	404
	Hyundai Elevator Co. Ltd.	7,494	403
*	CJ Hellovision Co. Ltd.	24,960	401
*	Chabio & Diostech Co. Ltd.	43,016	400
^	GSretail Co. Ltd.	13,240	397
	Hanssem Co. Ltd.	11,640	392
*	Seegene Inc.	7,956	390
	Hansol Paper Co.	35,760	388
	Kolao Holdings	13,870	385
	Medy-Tox Inc.	3,649	381
	Seah Besteel Corp.	13,433	379
	TONGYANG Securities Inc.	118,630	376
*	Medipost Co. Ltd.	6,192	368
	Samyang Holdings Corp.	4,763	363
	Daou Technology Inc.	24,310	360
	Posco ICT Co. Ltd.	41,454	355
	Sungwoo Hitech Co. Ltd.	25,740	342

	Namyang Dairy Products Co. Ltd.	436	341
	Korea Electric Terminal Co. Ltd.	10,270	340
	Hankook Tire Worldwide Co. Ltd.	14,860	338
^	Huchems Fine Chemical Corp.	18,948	335
	Daewoong Pharmaceutical Co. Ltd.	5,084	334
*,^ ViroMed Co. Ltd.		10,159	333
^	Cosmax Inc.	7,720	328
	Youngone Holdings Co. Ltd.	5,631	326
	Hanil Cement Co. Ltd.	6,249	317
	Green Cross Holdings Corp.	24,290	314
*	Asiana Airlines Inc.	72,562	310
	Tongyang Life Insurance	30,420	309
	Kwang Dong Pharmaceutical Co. Ltd.	40,400	306
^	Maeil Dairy Industry Co. Ltd.	8,952	303
	Dong-A Socio Holdings Co. Ltd.	2,330	303
	Daeduck Electronics Co.	36,100	302
*	Hanmi Science Co. ltd	21,110	301
	Soulbrain Co. Ltd.	7,385	300
^	Lock & Lock Co. Ltd.	13,809	292
*	JB Financial Group Co. Ltd.	49,128	289
*	Hanjin Heavy Industries & Construction Co. Ltd.	26,170	288
*	TK Corp.	12,870	287
	Dongwon Industries Co. Ltd.	926	284
	Handsome Co. Ltd.	11,138	275
*	Ssangyong Cement Industrial Co. Ltd.	47,830	274
^	Ilyang Pharmaceutical Co. Ltd.	10,358	272
*,^ Osstem Implant Co. Ltd.		9,948	267
*	Wonik IPS Co. Ltd.	41,340	266
	Taeyoung Engineering & Construction Co. Ltd.	47,440	263
*,^ Gamevil Inc.		3,690	262
*,^ Duksan Hi-Metal Co. Ltd.		12,136	257
*	Green Cross Cell Corp.	7,374	254
	Interpark Corp.	32,025	253
*	Ssangyong Motor Co.	32,520	245
	Daeduck GDS Co. Ltd.	14,590	244
	Sindoh Co. Ltd.	4,070	236
^	YG Entertainment Inc.	4,617	233
	Bukwang Pharmaceutical Co. Ltd.	18,760	230
	Hanjin Transportation Co. Ltd.	11,154	228
^	Able C&C Co. Ltd.	6,834	226
	S&T Dynamics Co. Ltd.	18,893	225
^	STX Offshore & Shipbuilding Co. Ltd.	45,730	222
^	Hansae Co. Ltd.	14,450	217
*	Woongjin Chemical Co. Ltd.	23,640	214
	POSCO Chemtech Co. Ltd.	1,825	213
	Meritz Securities Co. Ltd.	155,220	213
	Hancom Inc.	13,303	212
	SBS Media Holdings Co. Ltd.	45,730	206
	S&T Motiv Co. Ltd.	8,240	205
	DuzonBIzon Co. Ltd.	20,360	205
	Kolon Global Corp.	57,890	201
*,^ Seobu T&D		11,074	201
*	Foosung Co. Ltd.	47,710	198
	OCI Materials Co. Ltd.	5,853	198
*,^ 3S Korea Co. Ltd.		35,930	197
*	Neowiz Games Corp.	13,715	195
	Daekyo Co. Ltd.	29,480	194

*,^ Com2uSCorp		6,160	194
	MegaStudy Co. Ltd.	3,234	188
*,^ Taihan Electric Wire Co. Ltd.		78,662	185
	Interflex Co. Ltd.	4,811	185
	SL Corp.	12,420	184
*,^ Komipharm International Co. Ltd.		26,575	183
*	Hansol Technics Co. Ltd.	10,539	182
*	Dongbu HiTek Co. Ltd.	27,650	179
*,^ CNK International Co. Ltd.		35,374	178
	SK Gas Ltd.	2,653	178
	Iljin Display Co. Ltd.	12,970	178
^	Capro Corp.	24,640	174
	NEPES Corp.	16,272	172
^	Ahnlab Inc.	3,733	171
*,^ Jusung Engineering Co. Ltd.		27,644	164
	Humax Co. Ltd.	13,919	163
	Dongyang Mechatronics Corp.	17,040	160
^	Silicon Works Co. Ltd.	8,072	156
	Kumho Electric Co. Ltd.	5,290	156
^	Melfas Inc.	12,837	155
*,^ ICD Co. Ltd.		11,667	153
	Sam Young Electronics Co. Ltd.	18,620	149
	Youlchon Chemical Co. Ltd.	12,100	143
	Dae Han Flour Mills Co. Ltd.	990	139
	Meritz Finance Group Inc.	30,854	136
*,^ Doosan Engine Co. Ltd.		18,630	134
	Hanwha Investment & Securities Co. Ltd.	41,895	134
	INTOPS Co. Ltd.	6,332	133
	NH Investment & Securities Co. Ltd.	30,199	132
	SK Securities Co. Ltd.	160,880	130
*	KTB Investment & Securities Co. Ltd.	56,860	129
*,^ Pharmicell Co. Ltd.		33,200	128
*	Hanwha General Insurance Co. Ltd.	30,870	127
	Namhae Chemical Corp.	16,640	113
	STS Semiconductor & Telecommunications	25,428	112
	KISCO Corp.	4,626	111
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	111
	Woongjin Thinkbig Co. Ltd.	16,870	108
	Hitejinro Holdings Co. Ltd.	9,000	104
	STX Engine Co. Ltd.	16,747	103
*	Taewoong Co. Ltd.	5,121	102
*	Insun ENT Co. Ltd.	45,650	95
*,^ Unison Co. Ltd.		21,034	91
*	Hanjin Shipping Holdings Co. Ltd.	22,010	91
	STX Corp. Co. Ltd.	30,940	91
*	Tongyang Inc.	94,750	90
*	CUROCOM Co. Ltd.	46,740	77
*	Shinsung Solar Energy Co. Ltd.	62,650	76
	Dongbu Securities Co. Ltd.	21,320	74
	EG Corp.	3,452	73
*	Sewon Cellontech Co. Ltd.	23,930	72
*,^ Tera Resource Co. Ltd.		168,016	71
^	Agabang&Company	12,729	71
	Kolon Corp.	3,490	65
*	Dongbu Steel Co. Ltd.	25,318	65
*	Eugene Investment & Securities Co. Ltd.	31,930	64
*	China Ocean Resources Co. Ltd.	27,290	64

*	Dongbu Corp.	16,330	55
*,^ SK Communications Co. Ltd.		9,340	52
	Kyobo Securities Co.	12,060	50
	Hyunjin Materials Co. Ltd.	9,651	46
	Samyang Corp.	1,170	45
*,^ Woongjin Energy Co. Ltd.		18,200	40
*	Korea Line Corp.	512	26
			62,652
Spain (1.3%)
	Viscofan SA	43,254	2,227
^	Bolsas y Mercados Espanoles SA	77,709	2,146
	Ebro Foods SA	73,765	1,593
	Prosegur Cia de Seguridad SA	291,328	1,503
*	Gamesa Corp. Tecnologica SA	202,564	1,492
	Grupo Catalana Occidente SA	54,886	1,428
^	Indra Sistemas SA	104,306	1,414
	Obrascon Huarte Lain SA	36,298	1,385
	Tecnicas Reunidas SA	25,525	1,165
	Construcciones y Auxiliar de Ferrocarriles SA	2,494	1,076
^	Atresmedia Corp. de Medios de Comunicaion SA	74,091	773
*	Zeltia SA	201,536	616
*	Almirall SA	44,701	587
*	Faes Farma SA	192,681	568
*,^ Fomento de Construcciones y Contratas SA		39,433	544
*,^ Sacyr Vallehermoso SA		143,600	532
	Melia Hotels International SA	54,021	485
	Tubacex SA	128,158	458
^	Abengoa SA	150,623	359
	Ence Energia y Celulosa S.A	89,603	290
	Duro Felguera SA	40,027	259
*,^ NH Hoteles SA		63,167	254
	Tubos Reunidos SA	96,966	226
	Papeles y Cartones de Europa SA	37,021	163
*	Deoleo SA	342,442	130
	Abengoa SA	43,869	116
*,^ Realia Business SA		92,502	76
*,^ Promotora de Informaciones SA		250,479	62
*	Codere SA	5,989	10
			21,937
Sweden (2.5%)
	Trelleborg AB Class B	224,305	3,945
	Meda AB Class A	212,018	2,482
	Castellum AB	144,647	2,068
	NCC AB Class B	71,336	1,873
*	ICA Gruppen AB	58,206	1,628
	Hoganas AB Class B	32,754	1,621
	Hexpol AB	22,051	1,616
	JM AB	53,965	1,435
	Wallenstam AB	102,285	1,414
	Fabege AB	121,343	1,368
	AarhusKarlshamn AB	23,595	1,355
	Hufvudstaden AB Class A	104,687	1,329
	BillerudKorsnas AB	137,968	1,294
	Axfood AB	24,261	1,129
	Loomis AB Class B	50,759	1,088
	Wihlborgs Fastigheter AB	64,978	1,065

^	Axis Communications AB	37,088	1,058
*	Swedish Orphan Biovitrum AB	139,024	1,043
	Lundbergforetagen AB Class B	23,448	990
	Nibe Industrier AB Class B	56,934	971
	Kungsleden AB	143,681	920
	Intrum Justitia AB	35,414	899
	Peab AB	149,503	819
	AF AB	28,686	804
	Betsson AB	29,511	792
*	Fastighets AB Balder	77,821	624
	Saab AB Class B	34,233	619
	Avanza Bank Holding AB	24,866	574
*	Lindab International AB	61,827	558
*	SAS AB	232,476	460
	Nobia AB	63,160	458
	Concentric AB	37,712	444
*	Rezidor Hotel Group AB	75,403	411
^	Melker Schorling AB	9,173	372
	Mekonomen AB	11,452	351
	Clas Ohlson AB	23,141	333
	Klovern AB	79,202	332
*	Investment AB Oresund	18,290	322
*,^ Active Biotech AB		41,291	315
	SkiStar AB	25,963	307
	Haldex AB	33,534	293
*,^ CDON Group AB		86,782	266
	Bure Equity AB	71,476	256
*,^ Eniro AB		64,527	194
	Klovern AB Prior Pfd.	7,973	177
	Nordnet AB	46,846	143
*	KappAhl AB	21,651	108
			42,923
Switzerland (2.8%)
	Galenica AG	4,516	3,465
*	Dufry AG	24,206	3,168
	Helvetia Holding AG	4,905	2,190
	OC Oerlikon Corp. AG	161,447	2,122
	Georg Fischer AG	3,780	1,977
	Panalpina Welttransport Holding AG	12,830	1,870
	BB Biotech AG	12,663	1,718
	Valiant Holding	17,127	1,606
	Bucher Industries AG	6,339	1,594
	Flughafen Zuerich AG	2,809	1,519
	Kaba Holding AG Class B	3,468	1,390
	Nobel Biocare Holding AG	105,812	1,288
	Burckhardt Compression Holding AG	3,099	1,240
	Allreal Holding AG	8,617	1,199
	Mobimo Holding AG	5,647	1,186
	Temenos Group AG	40,618	1,064
	Belimo Holding AG	446	1,046
^	Straumann Holding AG	6,751	1,016
	Vontobel Holding AG	28,410	1,006
	Forbo Holding AG	1,376	994
	Tecan Group AG	10,170	980
^	Logitech International SA	136,217	968
	Kuoni Reisen Holding AG	2,536	914
	Rieter Holding AG	4,109	816

	ams AG	10,441	736
	St. Galler Kantonalbank AG	1,895	710
	Schweiter Technologies AG	1,003	643
	Valora Holding AG	3,075	623
	Huber & Suhner AG	13,173	600
	Kudelski SA	44,727	594
	Emmi AG	1,914	591
	Daetwyler Holding AG	5,419	591
*,^ Meyer Burger Technology AG		76,531	514
	Vetropack Holding AG	260	512
*	Gategroup Holding AG	21,459	485
	EFG International AG	35,981	473
*	AFG Arbonia-Forster Holding AG	13,408	420
	Basler Kantonalbank	4,902	402
	Liechtensteinische Landesbank AG	9,843	399
	Autoneum Holding AG	4,137	383
	Basilea Pharmaceutica	4,674	376
	Ascom Holding AG	27,953	362
	Schweizerische National-Versicherungs-Gesellschaft AG	7,018	328
	BKW AG	9,538	312
	Siegfried Holding AG	1,995	295
*,^ Schmolz & Bickenbach AG		89,926	294
	Alpiq Holding AG	2,339	290
	Zehnder Group AG	6,838	281
	Swissquote Group Holding SA	8,231	259
	Verwaltungs- und Privat-Bank AG	3,040	234
*	Acino Holding AG	2,789	221
*	Orascom Development Holding AG	7,199	69
*	Von Roll Holding AG	39,916	60
	Cie Financiere Tradition SA	1,060	55
^	Bachem Holding AG	1,133	53
			48,501
Taiwan (6.4%)
	China Life Insurance Co. Ltd.	2,132,548	2,187
	Chailease Holding Co. Ltd.	786,000	1,886
	WPG Holdings Ltd.	1,322,889	1,645
	Merida Industry Co. Ltd.	214,822	1,432
	Ruentex Development Co. Ltd.	728,292	1,423
	Eclat Textile Co. Ltd.	176,062	1,354
	Ruentex Industries Ltd.	575,629	1,317
*	Kenda Rubber Industrial Co. Ltd.	486,805	1,257
	Radiant Opto-Electronics Corp.	401,147	1,256
	Powertech Technology Inc.	640,662	1,227
	Simplo Technology Co. Ltd.	267,053	1,175
	Hiwin Technologies Corp.	180,447	1,127
	TSRC Corp.	620,711	1,125
	CTCI Corp.	617,667	1,111
	China Petrochemical Development Corp.	2,140,077	1,095
	Highwealth Construction Corp.	488,816	1,090
*	St. Shine Optical Co. Ltd.	38,419	1,075
	Clevo Co.	566,944	1,055
*	Chipbond Technology Corp.	452,852	998
	Far Eastern Department Stores Co. Ltd.	989,743	943
	Tripod Technology Corp.	447,327	931
	Kinsus Interconnect Technology Corp.	258,282	920
*	Phison Electronics Corp.	121,962	909
*	HannStar Display Corp.	2,257,000	897

	Standard Foods Corp.	292,865	885
	Zhen Ding Technology Holding Ltd.	386,400	871
	Nan Kang Rubber Tire Co. Ltd.	686,107	817
	Makalot Industrial Co. Ltd.	148,000	809
*	LCY Chemical Corp.	587,255	798
	Hermes Microvision Inc.	25,000	774
	China Steel Chemical Corp.	135,853	772
	Yungtay Engineering Co. Ltd.	311,993	753
	King's Town Bank	861,193	746
	Wowprime Corp.	51,700	712
	Wei Chuan Foods Corp.	375,835	695
	Airtac International Group	121,980	690
*	Sanyang Industry Co. Ltd.	680,037	686
	Huaku Development Co. Ltd.	211,499	682
	Jih Sun Financial Holdings Co. Ltd.	2,094,151	657
	Tong Yang Industry Co. Ltd.	454,556	647
	Chroma ATE Inc.	303,040	633
*	Chong Hong Construction Co.	152,160	632
	King Yuan Electronics Co. Ltd.	946,963	631
	FLEXium Interconnect Inc.	172,242	631
	Chin-Poon Industrial Co.	324,072	615
*	Wintek Corp.	1,471,962	599
	Tung Ho Steel Enterprise Corp.	700,150	593
	ScinoPharm Taiwan Ltd.	207,620	590
	Formosa International Hotels Corp.	44,881	577
	Elan Microelectronics Corp.	301,350	565
	Coretronic Corp.	633,000	545
	Prince Housing & Development Corp.	787,367	544
*	Hey Song Corp.	408,000	540
	Everlight Electronics Co. Ltd.	340,725	536
	USI Corp.	740,518	529
	AmTRAN Technology Co. Ltd.	749,692	525
*	Winbond Electronics Corp.	2,359,000	520
	Farglory Land Development Co. Ltd.	283,067	514
	Tong Hsing Electronic Industries Ltd.	105,056	511
*	Tatung Co. Ltd.	2,001,320	506
*	Tainan Spinning Co. Ltd.	1,039,763	506
	Kindom Construction Co.	329,000	505
	Taichung Commercial Bank	1,375,980	502
	Goldsun Development & Construction Co. Ltd.	1,267,591	501
	Grand Pacific Petrochemical	823,928	500
	TTY Biopharm Co. Ltd.	140,022	499
	Richtek Technology Corp.	122,155	496
	Kerry TJ Logistics Co. Ltd.	401,092	495
*	China Man-Made Fiber Corp.	1,113,778	489
*	Inotera Memories Inc.	1,306,000	488
	Lung Yen Life Service Corp.	158,000	487
*	Ta Chong Bank Ltd.	1,420,270	483
	Gigabyte Technology Co. Ltd.	531,271	480
*	Lien Hwa Industrial Corp.	711,356	471
	Sino-American Silicon Products Inc.	391,945	464
*	Win Semiconductors Corp.	425,000	460
*	Radium Life Tech Co. Ltd.	512,085	459
*	Ritek Corp.	2,388,000	456
*	Medigen Biotechnology Corp.	74,000	454
	King Slide Works Co. Ltd.	50,675	453
*	Casetek Holdings Ltd.	90,000	450

	China Synthetic Rubber Corp.	430,562	447
	Shihlin Electric & Engineering Corp.	372,239	437
	Compeq Manufacturing Co.	950,471	434
	Taiwan Hon Chuan Enterprise Co. Ltd.	193,258	429
	MIN AIK Technology Co. Ltd.	150,987	427
	Shinkong Synthetic Fibers Corp.	1,288,416	426
*	CMC Magnetics Corp.	2,346,000	411
	Great Wall Enterprise Co. Ltd.	447,839	403
	G Tech Optoelectronics Corp.	208,000	399
	Senao International Co. Ltd.	119,000	399
	Kinpo Electronics	1,294,196	397
	Micro-Star International Co. Ltd.	660,000	391
*	Motech Industries Inc.	301,311	390
*	Depo Auto Parts Ind Co. Ltd.	125,313	385
	Hung Sheng Construction Co. Ltd.	387,100	371
	Genius Electronic Optical Co. Ltd.	69,732	368
*	Mercuries Life Insurance Co. Ltd.	604,000	367
	BES Engineering Corp.	1,298,468	361
	E Ink Holdings Inc.	637,708	361
	China Bills Finance Corp.	937,800	357
	Taiwan Sogo Shin Kong SEC	295,000	350
	Cheng Loong Corp.	785,920	347
*	Shining Building Business Co. Ltd.	414,917	347
	CyberTAN Technology Inc.	329,571	347
*	China Metal Products	226,716	346
	TXC Corp.	251,877	338
	Huang Hsiang Construction Co.	141,051	335
	Dynapack International Technology Corp.	117,299	332
	Taiwan Surface Mounting Technology Co. Ltd.	237,468	327
	Mitac International Corp.	940,000	325
	Gourmet Master Co. Ltd.	55,650	324
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	323
	Wistron NeWeb Corp.	205,973	319
	Solar Applied Materials Technology Co.	348,201	319
	ITEQ Corp.	291,261	318
	Federal Corp.	399,798	315
	Test-Rite International Co. Ltd.	390,725	313
*	Mercuries & Associates Ltd.	388,894	312
	Sinyi Realty Co.	186,356	308
	Faraday Technology Corp.	268,000	306
*	TA Chen Stainless Pipe	598,482	306
	A-DATA Technology Co. Ltd.	163,000	304
*	Qisda Corp.	1,310,000	304
	UPC Technology Corp.	583,797	302
	Kuoyang Construction Co. Ltd.	434,000	298
	Microbio Co. Ltd.	282,231	298
*	Neo Solar Power Corp.	418,000	297
	King's Town Construction Co. Ltd.	305,712	295
	Namchow Chemical Industrial Ltd.	229,000	295
	Great China Metal Industry	271,000	295
	Formosan Rubber Group Inc.	371,888	293
	Lealea Enterprise Co. Ltd.	843,586	292
	Long Bon International Co. Ltd.	438,000	292
	Taiwan Paiho Ltd.	274,183	289
	Accton Technology Corp.	497,467	288
	Taiwan PCB Techvest Co. Ltd.	236,102	285
	D-Link Corp.	505,000	285

	San Shing Fastech Corp.	134,620	284
*	Shihlin Paper Corp.	187,428	279
	WT Microelectronics Co. Ltd.	253,601	275
	Evergreen International Storage & Transport Corp.	430,502	275
	YungShin Global Holding Corp.	184,617	272
	Shinkong Textile Co. Ltd.	210,338	272
	Career Technology MFG. Co. Ltd.	284,126	271
	Ardentec Corp.	419,444	269
*	Gintech Energy Corp.	283,800	265
	Ambassador Hotel	276,519	257
	Firich Enterprises Co. Ltd.	132,870	256
*	Taiwan Life Insurance Co. Ltd.	334,348	254
	Yieh Phui Enterprise Co. Ltd.	852,406	253
*	Li Peng Enterprise Co. Ltd.	663,218	252
	Johnson Health Tech Co. Ltd.	73,295	252
	Wah Lee Industrial Corp.	181,883	251
	Ability Enterprise Co. Ltd.	307,257	247
	Sigurd Microelectronics Corp.	288,000	245
	CSBC Corp. Taiwan	405,808	244
	Greatek Electronics Inc.	290,000	244
	Sincere Navigation Corp.	278,000	244
	GeoVision Inc.	44,345	243
	PChome Online Inc.	42,527	242
*	Ho Tung Chemical Corp.	542,001	242
	Visual Photonics Epitaxy Co. Ltd.	208,941	241
*	Pan-International Industrial	295,533	240
*	Taiwan TEA Corp.	377,293	239
	Global Unichip Corp.	74,649	238
	Shin Zu Shing Co. Ltd.	105,000	236
	CHC Healthcare Group	86,000	236
*	Formosa Epitaxy Inc.	367,000	235
*	Via Technologies Inc.	389,481	233
	China General Plastics Corp.	374,180	233
	Test Research Inc.	173,371	232
	Taiwan Semiconductor Co. Ltd.	304,000	231
	Gloria Material Technology Corp.	322,366	231
	KEE TAI Properties Co. Ltd.	320,740	230
*	Continental Holdings Corp.	620,000	229
	Aten International Co. Ltd.	124,260	229
*	Taiwan Land Development Corp.	629,542	229
	Sanyo Electric Taiwan Co. Ltd.	198,000	228
	AcBel Polytech Inc.	257,000	227
	Elite Material Co. Ltd.	246,519	223
*	Unitech Printed Circuit Board Corp.	583,738	219
	Kinik Co.	134,000	218
	Gemtek Technology Corp.	208,115	217
	Holy Stone Enterprise Co. Ltd.	206,672	214
	Alpha Networks Inc.	361,919	213
*	HannsTouch Solution Inc.	616,392	212
	Nien Hsing Textile Co. Ltd.	250,220	209
	Globe Union Industrial Corp.	289,000	209
	Elitegroup Computer Systems Co. Ltd.	539,000	207
*	Asia Optical Co. Inc.	188,000	206
	United Integrated Services Co. Ltd.	212,000	206
	Rechi Precision Co. Ltd.	237,600	206
	Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	203
*	Chung Hung Steel Corp.	721,047	202

	Long Chen Paper Co. Ltd.	537,245	201
	Lite-On Semiconductor Corp.	351,000	200
*	Newmax Technology Co. Ltd.	54,000	198
	ALI Corp.	206,358	196
	Merry Electronics Co. Ltd.	90,153	196
	Topco Scientific Co. Ltd.	120,456	195
*	Taiwan Styrene Monomer	336,980	194
	Asia Polymer Corp.	244,500	190
	HUA ENG Wire & Cable	539,000	190
	Cyberlink Corp.	57,619	188
	IEI Integration Corp.	157,578	187
*	E-Ton Solar Tech Co. Ltd.	468,603	186
	Quanta Storage Inc.	190,000	186
	National Petroleum Co. Ltd.	211,000	185
	Elite Semiconductor Memory Technology Inc.	174,000	183
	Lotes Co. Ltd.	69,000	181
	Everlight Chemical Industrial Corp.	267,702	181
	Pixart Imaging Inc.	92,920	180
	First Hotel	264,378	175
	Young Fast Optoelectronics Co. Ltd.	119,000	172
	Taiwan Acceptance Corp.	71,000	171
	Getac Technology Corp.	340,000	170
	AV Tech Corp.	57,053	169
	China Electric Manufacturing Corp.	343,000	169
	YC INOX Co. Ltd.	306,159	165
*	Unity Opto Technology Co. Ltd.	209,000	163
*	Syncmold Enterprise Corp.	92,000	162
*	Green Energy Technology Inc.	252,746	161
	Sampo Corp.	491,311	161
	Systex Corp.	132,000	159
*	Concord Securities Corp.	620,324	158
	OptoTech Corp.	400,000	153
	Global Mixed Mode Technology Inc.	57,199	153
	Ta Ya Electric Wire & Cable	650,440	152
	China Chemical & Pharmaceutical Co. Ltd.	213,000	152
	Taiflex Scientific Co. Ltd.	103,034	148
	Sonix Technology Co. Ltd.	112,000	147
	Parade Technologies Ltd.	20,000	146
	Great Taipei Gas Co. Ltd.	198,000	145
	Hung Poo Real Estate Development Corp.	147,195	145
	First Steamship Co. Ltd.	216,588	144
	Taiwan Fire & Marine Insurance Co.	198,840	143
	Altek Corp.	262,786	142
	Gigastorage Corp.	228,800	140
	L&K Engineering Co. Ltd.	159,000	140
*	Silicon Integrated Systems Corp.	420,592	138
	Taiyen Biotech Co. Ltd.	150,000	137
	TYC Brother Industrial Co. Ltd.	272,710	136
*	Gold Circuit Electronics Ltd.	586,280	135
	Shih Wei Navigation Co. Ltd.	195,986	135
	Holtek Semiconductor Inc.	107,279	134
	Young Optics Inc.	58,000	133
	Lingsen Precision Industries Ltd.	252,000	132
	Jentech Precision Industrial Co. Ltd.	71,698	131
	Tsann Kuen Enterprise Co. Ltd.	91,295	131
	WUS Printed Circuit Co. Ltd.	320,000	128
	Darfon Electronics Corp.	181,000	128

	Zinwell Corp.	146,099	127
	Chun Yuan Steel	344,676	126
	Phihong Technology Co. Ltd.	197,618	126
*	Microelectronics Technology Inc.	188,212	126
	Soft-World International Corp.	70,520	124
	Taiwan Mask Corp.	377,650	123
	Chia Hsin Cement Corp.	257,352	122
*	Bank of Kaohsiung	374,470	121
	Tong-Tai Machine & Tool Co. Ltd.	155,518	121
	Infortrend Technology Inc.	243,885	120
	Dynamic Electronics Co. Ltd.	366,468	120
*	Chung Hwa Pulp Corp.	373,890	119
	Unizyx Holding Corp.	260,000	119
*	Walsin Technology Corp.	463,408	118
	Weltrend Semiconductor	208,000	117
*	Chunghwa Picture Tubes Ltd.	2,241,000	116
*	Etron Technology Inc.	302,947	112
*	Jess-Link Products Co. Ltd.	131,800	111
*	Pan Jit International Inc.	293,000	111
*	Basso Industry Corp.	113,000	110
	Silitech Technology Corp.	72,419	109
*	J Touch Corp.	128,999	108
	Forhouse Corp.	246,000	106
	Hsin Kuang Steel Co. Ltd.	177,569	105
	Microlife Corp.	38,500	105
	Asia Vital Components Co. Ltd.	207,337	104
*	Sunplus Technology Co. Ltd.	301,000	104
	Global Brands Manufacture Ltd.	295,045	101
*	Pihsiang Machinery Manufacturing Co. Ltd.	118,000	101
	Wafer Works Corp.	225,570	100
	FSP Technology Inc.	114,254	99
*	Solartech Energy Corp.	166,000	98
*	Champion Building Materials Co. Ltd.	292,000	98
	Taiwan Cogeneration Corp.	150,903	98
	Advanced International Multitech Co. Ltd.	90,000	97
*	Genesis Photonics Inc.	155,283	94
	Sitronix Technology Corp.	79,282	93
	LES Enphants Co. Ltd.	145,059	87
	Entire Technology Co. Ltd.	85,000	86
*	AGV Products Corp.	250,000	83
	Avermedia Technologies	192,290	82
	Sunrex Technology Corp.	184,000	82
	KYE Systems Corp.	234,000	81
*	ITE Technology Inc.	102,000	79
*	Eastern Media International Corp.	473,000	77
*	International Games System Co. Ltd.	32,213	76
	Chinese Maritime Transport Ltd.	69,000	74
	Sheng Yu Steel Co. Ltd.	111,000	70
*	Mosel Vitelic Inc.	358,861	69
	ENG Electric Co. Ltd.	88,799	68
	O-TA Precision Industry Co. Ltd.	106,000	67
	Taiwan Navigation Co. Ltd.	80,178	62
*	Tyntek Corp.	290,003	60
	Chinese Gamer International Corp.	32,000	56
	Harvatek Corp.	123,030	47
	ACES Electronic Co. Ltd.	49,000	42
*	Powercom Co. Ltd.	213,450	36

*	Bright Led Electronics Corp.	51,000	23
*	Giantplus Technology Co. Ltd.	40,000	15
			110,692
Thailand (1.1%)
*	True Corp. PCL	4,546,000	1,138
	Jasmine International PCL	3,075,320	817
*	Robinson Department Store PCL	419,200	756
*	Siam Global House PCL	1,166,500	753
	BTS Group Holdings PCL	2,792,712	705
*	LPN Development PCL	957,432	652
	Bumrungrad Hospital PCL (Foreign)	248,413	646
	CPN Retail Growth Leasehold Property Fund	1,097,271	613
	Minor International PCL (Foreign)	774,443	568
*	Minor International PCL	768,400	564
^	Home Product Center PCL	1,425,500	547
*	Tisco Financial Group PCL	378,550	459
	Central Plaza Hotel PCL	464,500	448
	Kiatnakin Bank PCL	312,800	430
*	Thai Tap Water Supply PCL	1,201,300	415
*	Bangkokland PCL	8,596,000	401
	Sino Thai Engineering & Construction PCL	653,057	392
	Thanachart Capital PCL	368,600	383
*	Thaicom PCL	375,700	370
	Pruksa Real Estate PCL	560,500	342
*	Bangchak Petroleum PCL	295,100	326
	Bangkok Expressway PCL (Foreign)	278,700	325
	Bangkok Life Assurance PCL (Local)	164,100	309
*	Hemaraj Land and Development PCL	2,862,400	300
*	Hana Microelectronics PCL	459,900	298
*	Major Cineplex Group PCL	389,300	262
	VGI Global Media PCL	70,000	260
*	Thai Stanley Electric PCL	31,600	251
*	CalComp Electronics Thailand PCL	2,769,258	250
*	Sansiri PCL (Local)	2,806,100	240
	Home Product Center PCL	624,170	235
*	Esso Thailand PCL	1,046,600	232
	Bangkok Chain Hospital PCL	1,051,125	232
*	Dynasty Ceramic PCL	122,800	232
*	Thai Reinsurance PCL	1,480,500	226
*	Amata Corp. PCL	405,300	219
*	Thai Vegetable Oil PCL	342,400	204
	Univentures PCL	707,100	178
	Bangkok Life Assurance PCL (Foreign)	94,000	177
*	Italian-Thai Development PCL	1,173,600	176
*	Thanachart Capital PCL	163,480	175
*	Sri Trang Agro-Industry PCL	448,200	175
*	Pruksa Real Estate PCL	290,710	174
*	Bumrungrad Hospital PCL	64,240	167
*	Thoresen Thai Agencies PCL	337,800	165
	Hana Microelectronics PCL (Foreign)	241,710	165
	WHA Corp. PCL	100,000	161
^	Quality Houses PCL	1,828,934	156
	Maybank Kim Eng Securities Thailand PCL	197,500	151
*	TPI Polene PCL	418,700	148
*	Supalai PCL	285,300	141
^	Precious Shipping PCL	269,200	138
	Hemaraj Land and Development PCL	1,228,400	129

	Thoresen Thai Agencies PCL	245,052	129
	Khon Kaen Sugar Industry PCL (Foreign)	291,200	123
	Samart Corp. PCL	341,500	122
*	Quality Houses PCL	1,331,100	115
*	Sahaviriya Steel Industries PCL	9,411,500	115
	Supalai PCL	231,500	114
	Tisco Financial Group PCL (Foreign)	81,950	97
	AP Thailand PCL	471,200	88
	Home Product Center PCL	207,600	78
	CalComp Electronics Thailand PCL (Foreign)	863,700	75
	Bangkok Expressway PCL	63,300	74
*	G J Steel PCL	27,117,250	61
	Asian Property Development PCL (Foreign)	311,760	58
*	Khon Kaen Sugar Industry PCL	140,000	57
*	Samart Corp. PCL	92,200	56
*	Saha-Union PCL	40,000	52
*	Tata Steel Thailand PCL	1,725,500	41
*	Regional Container Lines PCL	204,800	39
*	Thoresen Thai Agencies PCL Warrants	120,721	17
	BTS Group Holdings PCL	59,724	15
*	Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
			19,903
Turkey (0.6%)
	TAV Havalimanlari Holding AS	128,917	806
*	Asya Katilim Bankasi AS	673,253	676
	Turkiye Sinai Kalkinma Bankasi AS	661,926	640
*	Petkim Petrokimya Holding AS	405,445	565
*	Gubre Fabrikalari TAS	71,827	564
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	876,035	528
	Dogus Otomotiv Servis ve Ticaret AS	80,260	456
	Yazicilar Holding AS Class A	34,613	398
	Ulker Biskuvi Sanayi AS	57,763	390
	Turk Traktor ve Ziraat Makineleri AS	11,562	360
*	Yapi Kredi Sigorta AS	35,062	334
	Trakya Cam Sanayi AS	250,773	324
	Tekfen Holding AS	102,370	323
*	Sekerbank TAS	303,343	300
	Aygaz AS	64,508	294
*	Koza Anadolu Metal Madencilik Isletmeleri AS	170,319	275
*	Ihlas Holding AS	631,611	269
*	Migros Ticaret AS	22,804	241
*	Zorlu Enerji Elektrik Uretim AS	345,505	235
	Aksigorta AS	175,747	222
*	Albaraka Turk Katilim Bankasi AS	229,944	217
	Cimsa Cimento Sanayi VE Tica	35,581	206
	Bizim Toptan Satis Magazalari AS	13,763	205
	Anadolu Cam Sanayii AS	142,269	193
*	Dogan Yayin Holding AS	527,028	190
	Torunlar Gayrimenkul Yatirim Ortakligi AS	96,069	169
*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	84,918	169
	Akfen Holding AS	74,550	165
	Konya Cimento Sanayii AS	1,260	163
*	Akenerji Elektrik Uretim AS	223,987	153
	Alarko Holding AS	44,146	130
	Aksa Akrilik Kimya Sanayii	33,380	127
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	120
	Is Gayrimenkul Yatirim Ortakligi AS	165,936	119

	Turcas Petrol AS	74,081	114
*	Vestel Elektronik Sanayi ve Ticaret AS	72,776	79
*	Hurriyet Gazetecilik AS	189,447	73
			10,792
United Arab Emirates (0.0%)
	Dubai Investments PJSC	500,000	257
*	Drake & Scull International	800,000	255
	RAK Properties PJSC	800,000	129
			641
United Kingdom (17.2%)
	Travis Perkins plc	227,728	5,893
	Persimmon plc	279,761	5,258
	Mondi plc	337,402	5,027
	Ashtead Group plc	463,065	4,968
	Taylor Wimpey plc	2,983,439	4,837
*	Barratt Developments plc	900,800	4,465
	Berkeley Group Holdings plc	118,042	4,055
	Pennon Group plc	355,585	3,761
	Inchcape plc	426,621	3,701
	DS Smith plc	920,167	3,623
	Provident Financial plc	136,108	3,495
	Capital & Counties Properties plc	631,444	3,473
	Hiscox Ltd.	347,295	3,439
	Spectris plc	107,389	3,439
	Rightmove plc	91,996	3,402
	St. James's Place plc	362,325	3,402
	Derwent London plc	91,892	3,370
	Rotork plc	79,402	3,204
*	Thomas Cook Group plc	1,336,803	3,115
	Spirax-Sarco Engineering plc	71,137	3,099
	IG Group Holdings plc	330,826	2,902
	Halma plc	342,583	2,898
	Amlin plc	452,253	2,769
	Intermediate Capital Group plc	365,015	2,695
	Booker Group plc	1,340,210	2,693
	Greene King plc	200,395	2,666
	Premier Oil plc	484,656	2,665
	Great Portland Estates plc	313,026	2,640
	Henderson Group plc	1,003,457	2,500
*	Ophir Energy plc	435,731	2,497
	Telecity Group plc	183,587	2,480
	Howden Joinery Group plc	562,657	2,476
	Essentra plc	209,493	2,472
	Direct Line Insurance Group plc	710,920	2,454
	UBM plc	223,633	2,423
	Catlin Group Ltd.	314,653	2,419
	Bellway plc	112,782	2,367
	Balfour Beatty plc	630,513	2,365
*	Dixons Retail plc	3,353,548	2,313
*	Sports Direct International plc	226,381	2,269
	International Personal Finance plc	232,351	2,243
	Shaftesbury plc	229,457	2,206
	Close Brothers Group plc	135,164	2,140
	Aveva Group plc	58,052	2,124
	Stagecoach Group plc	412,107	2,096
*	Afren plc	1,008,522	2,088

	Hikma Pharmaceuticals plc	123,154	2,081
	Hays plc	1,258,096	1,975
	Berendsen plc	158,689	1,973
	BBA Aviation plc	431,785	1,971
	Debenhams plc	1,168,990	1,928
	Victrex plc	83,680	1,920
	Lancashire Holdings Ltd.	153,151	1,878
	Carillion plc	402,682	1,827
*,^ Ocado Group plc		380,910	1,782
	Michael Page International plc	259,393	1,765
	TalkTalk Telecom Group plc	469,410	1,765
	Britvic plc	213,264	1,764
	Hunting plc	139,791	1,758
	Home Retail Group plc	760,132	1,741
*	BTG plc	298,828	1,723
	Ultra Electronics Holdings plc	62,144	1,716
*	Genel Energy plc	117,128	1,710
	QinetiQ Group plc	598,732	1,686
	Firstgroup plc	1,100,087	1,676
	SIG plc	606,138	1,675
	Regus plc	592,696	1,666
	WS Atkins plc	94,259	1,662
	Vesuvius plc	253,930	1,643
	Bodycote plc	174,318	1,641
	PZ Cussons plc	272,992	1,637
	AZ Electronic Materials SA	350,065	1,628
	Micro Focus International plc	132,905	1,607
	Beazley plc	476,703	1,601
	Phoenix Group Holdings	142,052	1,587
	Elementis plc	410,027	1,562
	National Express Group plc	396,859	1,532
	Restaurant Group plc	190,626	1,530
	Senior plc	372,398	1,507
	Electrocomponents plc	399,314	1,496
	Jardine Lloyd Thompson Group plc	109,086	1,483
	Jupiter Fund Management plc	296,245	1,462
	Bovis Homes Group plc	118,975	1,448
	Cable & Wireless Communications plc	2,287,412	1,408
	Mitie Group plc	340,301	1,402
	Playtech plc	131,815	1,395
	Bwin.Party Digital Entertainment plc	657,191	1,394
*	SVG Capital plc	232,635	1,385
	De La Rue plc	91,893	1,381
	Pace plc	283,634	1,346
*	Mitchells & Butlers plc	212,093	1,345
	Paragon Group of Cos. plc	270,749	1,325
	Galliford Try plc	86,200	1,307
	CSR plc	148,392	1,284
	WH Smith plc	107,378	1,271
	Dunelm Group plc	84,303	1,263
*	Soco International plc	223,746	1,251
	Dignity plc	55,308	1,243
*	EnQuest plc	646,530	1,218
	Morgan Advanced Materials plc	253,118	1,177
	Genus plc	56,037	1,173
	Domino's Pizza Group plc	135,013	1,172
	Domino Printing Sciences plc	120,743	1,164

	Marston's plc	491,736	1,162
	Spirent Communications plc	577,368	1,160
	Millennium & Copthorne Hotels plc	136,505	1,150
	Homeserve plc	283,831	1,142
	Premier Farnell plc	328,939	1,134
	Alent plc	202,151	1,128
	United Drug plc	210,808	1,128
^	APR Energy plc	69,545	1,109
	Betfair Group plc	78,665	1,100
	N Brown Group plc	138,658	1,092
	Kier Group plc	48,246	1,090
	Savills plc	111,406	1,069
	Oxford Instruments plc	48,059	1,047
	Rathbone Brothers plc	40,390	1,027
	Halfords Group plc	183,200	1,024
	Fidessa Group plc	33,522	1,021
	RPC Group plc	144,410	1,010
	Tullett Prebon plc	198,173	1,003
	Keller Group plc	58,134	982
	Londonmetric Property plc	567,622	981
	Dairy Crest Group plc	124,342	965
	Unite Group plc	158,469	943
	Dechra Pharmaceuticals plc	89,571	932
*	Redrow plc	248,504	930
	Moneysupermarket.com Group plc	338,460	929
	Go-Ahead Group plc	38,423	925
*	Kenmare Resources plc	2,296,940	922
	Fenner plc	174,546	913
	Telecom Plus plc	45,090	905
	JD Wetherspoon plc	82,247	891
	ITE Group plc	204,110	882
*	Enterprise Inns plc	448,743	881
	Brewin Dolphin Holdings plc	224,874	870
	Grainger plc	328,105	869
	Diploma plc	98,880	867
	ST Modwen Properties plc	179,722	863
	Interserve plc	110,120	855
	Carphone Warehouse Group plc	226,747	839
	Big Yellow Group plc	124,859	829
	Chemring Group plc	177,021	828
	Hansteen Holdings plc	571,249	816
	Cineworld Group plc	142,183	811
	Cranswick plc	45,873	804
	F&C Commercial Property Trust Ltd.	465,757	797
	Renishaw plc	32,922	786
	Synergy Health plc	43,938	743
	Greencore Group plc	313,008	699
	Workspace Group plc	98,540	677
	Devro plc	141,629	674
	Spirit Pub Co. plc	567,442	672
*	Imagination Technologies Group plc	183,666	656
	Laird plc	221,481	650
	RPS Group plc	185,038	637
	Speedy Hire plc	696,181	625
	Greggs plc	93,731	617
	Synthomer plc	204,295	612
*	Petra Diamonds Ltd.	327,607	597

*	Colt Group SA			372,573	587
	F&C Asset Management plc			372,507	567
	Kcom Group plc			440,900	557
	Euromoney Institutional Investor plc			31,785	515
	Sthree plc			96,967	509
*	Centamin plc			887,049	506
	Computacenter plc			66,352	491
	Darty plc			416,005	490
	Shanks Group plc			354,532	474
	Hochschild Mining plc			174,016	464
*	Mothercare plc			73,260	464
*	Heritage Oil plc			181,634	457
*	Perform Group plc			59,592	452
*	SuperGroup plc			26,828	440
	Smiths News plc			162,879	423
	Cape plc			109,315	422
	Xchanging plc			201,326	412
	Chesnara plc			104,111	409
*,^ Aquarius Platinum Ltd.				582,740	401
*	Salamander Energy plc			219,336	397
	Morgan Sindall Group plc			37,594	384
	SDL plc			73,436	371
	Mucklow A & J Group plc			60,331	368
	UK Commercial Property Trust Ltd.			315,379	365
	Helical Bar plc			79,161	360
*	Lamprell plc			160,804	355
^	Stobart Group Ltd.			236,848	351
	Schroder REIT Ltd.			484,821	329
	888 Holdings plc			124,984	324
	Development Securities plc			94,404	287
*	Bumi plc			81,487	274
*	Gem Diamonds Ltd.			126,777	271
*	Premier Foods plc			182,702	242
	Petropavlovsk plc			167,907	227
	Anglo Pacific Group plc			74,188	210
	Daejan Holdings plc			3,334	204
*,^ Talvivaara Mining Co. plc				1,128,309	180
	Picton Property Income Ltd.			210,306	157
^	New World Resources plc			78,873	66
*	JKX Oil & Gas plc			57,875	56
					297,884
Total Common Stocks (Cost $1,599,341)					1,732,302
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (5.8%)[1]
Money Market Fund (5.8%)
[3,4] Vanguard Market Liquidity Fund		0.124%		100,349,178	100,349

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Freddie Mac Discount Notes		0.095%	11/18/13	400	400
Total Temporary Cash Investments (Cost $100,749)					100,749

Total Investments (105.7%) (Cost $1,700,090)	1,833,051
Other Assets and Liabilities-Net (-5.7%)[3]	(98,841)
Net Assets (100%)	1,734,210

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $93,303,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of this security represented 0.0% of net assets.
3 Includes $99,823,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

FTSE All-World ex-US Small-Cap Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks— North America and South America	296,810	1,312	39
Common Stocks—Other	—	1,433,155	986
Temporary Cash Investments	100,349	400	—
Future Contracts—Liabilities[1]	(1)	—	—
Total	397,158	1,434,867	1,025
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
Futures Contracts	Expiration	Long (Short)	Settlement	Appreciation)

FTSE All-World ex-US Small-Cap Index Fund

		Contracts	Value (Depreciation
			Long (Short)
E-mini Russell 2000 Index	September 2013	20	2,086	73

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2013, the cost of investment securities for tax purposes was $1,711,731,000. Net unrealized appreciation of investment securities for tax purposes was $121,320,000, consisting of unrealized gains of $321,493,000 on securities that had risen in value since their purchase and $200,173,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (10.8%)
Westfield Group	3,090,000	31,165
Westfield Retail Trust	4,683,520	12,659
Stockland	3,536,115	11,375
Goodman Group	2,319,364	9,833
Mirvac Group	5,599,224	8,249
GPT Group	2,498,548	8,215
Dexus Property Group	7,419,933	6,994
CFS Retail Property Trust Group	3,597,099	6,626
Lend Lease Group	797,295	6,280
Federation Centres Ltd.	2,182,741	4,593
Commonwealth Property Office Fund	3,574,940	3,712
Investa Office Fund	944,872	2,505
^ Cromwell Property Group	1,996,586	1,758
Shopping Centres Australasia Property Group	1,003,281	1,456
Charter Hall Retail REIT	412,968	1,432
BWP Trust	646,993	1,432
Charter Hall Group	341,126	1,181
Australand Property Group	363,447	1,127
Abacus Property Group	407,500	810
^ ALE Property Group	305,958	748
* Peet Ltd.	378,075	397
Challenger Diversified Property Group	164,430	369
FKP Property Group	271,029	367
Astro Japan Property Group	105,742	332
Aspen Group	1,764,652	286
Sunland Group Ltd.	206,290	269
		124,170
Austria (1.0%)
IMMOFINANZ AG	1,625,124	6,656
Atrium European Real Estate Ltd.	270,606	1,519
CA Immobilien Anlagen AG	113,896	1,433
Conwert Immobilien Invest SE	98,946	1,066
S IMMO AG	82,516	506
		11,180
Belgium (0.6%)
Cofinimmo	23,866	2,735
Befimmo	26,808	1,835
Warehouses De Pauw SCA	16,948	1,135
^ Aedifica	13,957	900
		6,605
Brazil (1.4%)
BR Malls Participacoes SA	700,000	6,204
Multiplan Empreendimentos Imobiliarios SA	135,000	2,980
BR Properties SA	302,303	2,505
Aliansce Shopping Centers SA	102,529	946
Iguatemi Empresa de Shopping Centers SA	89,786	905
Sao Carlos Empreendimentos e Participacoes SA	43,650	699
Cyrela Commercial Properties SA Empreendimentos e Participacoes	43,300	394

	JHSF Participacoes SA	158,427	392
	Sonae Sierra Brasil SA	36,283	367
*	General Shopping Brasil SA	34,102	123
			15,515
Canada (3.8%)
^	Brookfield Office Properties Inc.	387,515	6,561
^	RioCan REIT	226,255	5,362
	H&R REIT	194,250	4,087
^	Dundee REIT Class A	81,862	2,458
	Boardwalk REIT	39,378	2,209
	First Capital Realty Inc.	130,221	2,165
	Calloway REIT	85,806	2,111
	Canadian REIT	51,140	2,050
^	Cominar REIT	93,986	1,846
	Canadian Apartment Properties REIT	78,363	1,628
	Allied Properties REIT	50,927	1,557
	Artis REIT	93,756	1,330
	Chartwell Retirement Residences	129,555	1,232
	Granite REIT	35,598	1,191
	Morguard Corp.	9,543	979
	Killam Properties Inc.	83,014	849
	Morguard REIT	50,117	783
^	Dundee International REIT	80,482	727
*	Dream Unlimited Corp.	57,800	692
	Northern Property REIT	25,049	663
	Brookfield Canada Office Properties	24,022	606
	Crombie REIT	41,009	537
	Melcor Developments Ltd.	17,560	333
^	NorthWest Healthcare Properties REIT	29,027	315
*	Mainstreet Equity Corp.	9,209	308
	InnVest REIT	67,838	268
^	Retrocom REIT	48,473	236
	InterRent REIT	39,796	217
			43,300
Chile (0.1%)
	Parque Arauco SA	788,197	1,684

China (7.3%)
	China Overseas Land & Investment Ltd.	5,885,550	16,942
	China Resources Land Ltd.	2,868,127	7,870
	Country Garden Holdings Co. Ltd.	10,342,908	5,845
	Shimao Property Holdings Ltd.	1,916,664	4,027
	China Vanke Co. Ltd. Class B	1,943,019	3,522
^,* Evergrande Real Estate Group Ltd.		7,801,921	3,095
	Longfor Properties Co. Ltd.	2,024,617	3,095
	Sino-Ocean Land Holdings Ltd.	5,636,891	2,881
	Guangzhou R&F Properties Co. Ltd.	1,578,209	2,448
	SOHO China Ltd.	2,680,045	2,194
	Agile Property Holdings Ltd.	1,988,586	2,088
	Yuexiu Property Co. Ltd.	7,766,241	1,961
	Greentown China Holdings Ltd.	889,737	1,767
	Sunac China Holdings Ltd.	2,423,378	1,745
	Shui On Land Ltd.	5,751,538	1,721
	New World China Land Ltd.	4,095,102	1,698
	Franshion Properties China Ltd.	5,160,054	1,650
	Poly Property Group Co. Ltd.	2,906,000	1,577

	Yuexiu REIT	2,686,516	1,399
^	China Overseas Grand Oceans Group Ltd.	1,083,386	1,284
*	Hopson Development Holdings Ltd.	997,710	1,164
	Shenzhen Investment Ltd.	3,142,077	1,157
	KWG Property Holding Ltd.	1,989,658	1,140
^	Tian An China Investment	1,366,761	1,021
*	Renhe Commercial Holdings Co. Ltd.	17,024,323	1,010
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	697,020	920
	China South City Holdings Ltd.	3,245,111	794
^,* Kaisa Group Holdings Ltd.		2,808,671	637
	Jiangsu Future Land Co. Ltd. Class B	949,350	616
	China Merchants Property Development Co. Ltd. Class B	200,896	598
*	Glorious Property Holdings Ltd.	3,917,036	565
	Beijing Capital Land Ltd.	1,495,034	542
	Fantasia Holdings Group Co. Ltd.	3,131,443	520
*	Shanghai Industrial Urban Development Group Ltd.	2,228,799	457
*	China SCE Property Holdings Ltd.	1,811,805	423
*	Mingfa Group International Co. Ltd.	1,518,363	422
	C C Land Holdings Ltd.	1,629,000	419
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	426,234	383
	Minmetals Land Ltd.	2,300,000	332
	Powerlong Real Estate Holdings Ltd.	1,654,139	326
	Zall Development Group Ltd.	851,858	309
*	Sinolink Worldwide Holdings Ltd.	3,258,643	294
	Silver Grant International	1,904,216	265
	Hutchison Harbour Ring Ltd.	2,944,000	239
*	SRE Group Ltd.	5,075,849	167
*	China Properties Group Ltd.	586,524	148
			83,677
Egypt (0.1%)
*	Talaat Moustafa Group	1,623,228	1,108
*	Six of October Development & Investment	116,698	316
*	Palm Hills Developments SAE	584,205	197
			1,621
Finland (0.3%)
	Sponda Oyj	377,225	1,939
	Citycon Oyj	356,317	1,126
*	Technopolis Oyj	117,255	753
			3,818
France (5.2%)
	Unibail-Rodamco SE	146,296	35,545
	Klepierre	149,647	6,492
	Gecina SA	40,246	4,929
	Fonciere Des Regions	56,628	4,645
	ICADE	34,882	3,154
	Mercialys SA	85,461	1,669
*	Societe Immobiliere de Location pour l'Industrie et le Commerce	13,048	1,294
	Altarea	5,035	776
	Societe de la Tour Eiffel	8,353	547
	ANF Immobilier	13,787	411
			59,462
Germany (1.6%)
	Deutsche Wohnen AG	258,845	4,562
	Deutsche Euroshop AG	70,228	2,961
	GSW Immobilien AG	72,502	2,940
	TAG Immobilien AG	202,932	2,406

*	GAGFAH SA	164,032	1,892
	Alstria Office REIT-AG	98,669	1,154
	Hamborner REIT AG	62,520	585
*	Patrizia Immobilien AG	44,232	484
	DIC Asset AG	46,552	472
*	Prime Office REIT-AG	81,159	360
^,* IVG Immobilien AG		209,735	46
			17,862
Guernsey (0.1%)
*	Etalon Group Ltd. GDR	183,152	732

Hong Kong (13.3%)
	Sun Hung Kai Properties Ltd.	2,371,441	31,613
	Cheung Kong Holdings Ltd.	2,020,375	28,358
	Link REIT	3,510,589	17,142
	Hongkong Land Holdings Ltd.	1,806,212	12,201
	Henderson Land Development Co. Ltd.	1,627,312	10,135
	Hang Lung Properties Ltd.	2,957,691	9,574
	Wheelock & Co. Ltd.	1,267,652	6,592
	Sino Land Co. Ltd.	4,468,605	6,304
	Hang Lung Group Ltd.	1,127,413	5,804
	Kerry Properties Ltd.	1,168,654	4,804
	Swire Properties Ltd.	1,611,200	4,732
	Hysan Development Co. Ltd.	947,422	4,020
	Champion REIT	4,582,969	2,012
^	Chinese Estates Holdings Ltd.	725,952	1,615
	Great Eagle Holdings Ltd.	404,697	1,534
*	Goldin Properties Holdings Ltd.	1,900,000	1,032
	K Wah International Holdings Ltd.	1,618,338	738
	Sunlight REIT	1,619,400	659
	Kowloon Development Co. Ltd.	500,414	603
	Prosperity REIT	1,751,649	542
	HKR International Ltd.	1,081,282	538
	Emperor International Holdings	1,757,832	494
*	Lai Sun Development	15,308,302	447
	TAI Cheung Holdings	507,131	402
	Regal REIT	1,331,815	397
	CSI Properties Ltd.	6,558,348	270
	Soundwill Holdings Ltd.	130,000	255
			152,817
India (0.2%)
	DLF Ltd.	552,065	1,361
*	Unitech Ltd.	1,986,737	537
	Indiabulls Real Estate Ltd.	370,462	387
*	Housing Development & Infrastructure Ltd.	453,710	248
*	Parsvnath Developers Ltd.	169,671	80
*	DB Realty Ltd.	84,149	74
			2,687
Indonesia (1.4%)
	Lippo Karawaci Tbk PT	29,054,500	3,614
	Bumi Serpong Damai PT	13,390,027	2,053
	Ciputra Development Tbk PT	16,307,000	1,825
	Summarecon Agung Tbk PT	15,101,000	1,468
	Pakuwon Jati Tbk PT	31,662,500	1,170
	Alam Sutera Realty Tbk PT	16,301,297	1,109
*	Sentul City Tbk PT	31,096,500	756

	Kawasan Industri Jababeka Tbk PT	23,510,582	662
*	Modernland Realty Tbk PT	5,560,500	444
	Ciputra Property Tbk PT	4,411,096	394
*	Lippo Cikarang Tbk PT	618,000	378
	Ciputra Surya Tbk PT	1,306,131	339
	Intiland Development Tbk PT	8,481,051	330
	Agung Podomoro Land Tbk PT	10,108,000	324
*	Bakrieland Development Tbk PT	58,593,000	285
	Metropolitan Land Tbk PT	4,470,785	209
	Bekasi Fajar Industrial Estate Tbk PT	2,787,082	165
			15,525
Israel (0.6%)
	Azrieli Group	55,270	1,721
	Gazit-Globe Ltd.	119,367	1,624
	Alony Hetz Properties & Investments Ltd.	98,950	651
	Norstar Holdings Inc.	19,082	556
*	Nitsba Holdings 1995 Ltd.	38,404	489
	Melisron Ltd.	19,341	478
	Amot Investments Ltd.	169,759	471
*	Jerusalem Oil Exploration	10,392	333
*	Airport City Ltd.	41,550	307
	Reit 1 Ltd.	121,359	282
*	Africa Israel Investments Ltd.	136,784	263
*	Africa Israel Investments Ltd. Warrants Exp 10/31/2013	15,916	1
			7,176
Italy (0.1%)
	Beni Stabili SPA	1,239,489	803
	Immobiliare Grande Distribuzione	271,890	286
^,* Prelios SPA		321,977	259
			1,348
Japan (24.1%)
	Mitsubishi Estate Co. Ltd.	2,129,353	53,977
	Mitsui Fudosan Co. Ltd.	1,353,057	40,784
	Sumitomo Realty & Development Co. Ltd.	728,967	30,457
	Daiwa House Industry Co. Ltd.	996,674	18,305
	Nippon Building Fund Inc.	1,060	11,522
	Daito Trust Construction Co. Ltd.	123,800	11,312
	Japan Real Estate Investment Corp.	908	9,575
	Tokyu Land Corp.	678,056	6,454
	Japan Retail Fund Investment Corp.	3,193	6,287
	Hulic Co. Ltd.	473,032	5,661
	Tokyo Tatemono Co. Ltd.	662,166	5,485
	United Urban Investment Corp.	3,537	4,393
	Nomura Real Estate Holdings Inc.	187,729	4,366
	Aeon Mall Co. Ltd.	170,783	4,247
	Advance Residence Investment Corp.	1,897	3,833
	Nippon Prologis REIT Inc.	415	3,599
	Japan Prime Realty Investment Corp.	1,258	3,440
	Frontier Real Estate Investment Corp.	380	3,229
	GLP J-Reit	2,802	2,745
	Orix JREIT Inc.	2,452	2,735
	Mori Trust Sogo Reit Inc.	279	2,392
^	Nomura Real Estate Office Fund Inc.	539	2,354
	Nippon Accommodations Fund Inc.	354	2,323
	Activia Properties Inc.	288	2,058
	Industrial & Infrastructure Fund Investment Corp.	227	2,029

Japan Logistics Fund Inc.	227	2,013
NTT Urban Development Corp.	1,669	2,012
Daiwahouse Residential Investment Corp.	482	1,861
^ Mori Hills REIT Investment Corp.	318	1,775
Kenedix Realty Investment Corp. Class A	445	1,769
Japan Excellent Inc.	319	1,694
Fukuoka REIT Co.	184	1,398
Daikyo Inc.	465,000	1,397
^ Japan Hotel REIT Investment Corp.	3,591	1,384
^ Tokyu REIT Inc.	239	1,242
^ Daiwa Office Investment Corp. Class A	331	1,211
Premier Investment Corp.	307	1,186
* Leopalace21 Corp.	247,950	1,178
Daiwa House REIT Investment Corp.	161	1,105
Nomura Real Estate Residential Fund Inc.	211	1,052
Sekisui House SI Investment Co.	225	1,031
Top REIT Inc.	237	1,005
TOC Co. Ltd.	142,129	1,001
Daibiru Corp.	89,557	939
Heiwa Real Estate Co. Ltd.	55,832	893
Global One Real Estate Investment Corp.	152	846
Heiwa Real Estate REIT Inc.	1,201	825
Japan Rental Housing Investments Inc. Class A	1,174	799
Hankyu Reit Inc.	158	780
Ichigo Real Estate Investment Corp.	1,212	742
Goldcrest Co. Ltd.	26,110	628
MID Reit Inc.	256	576
^ Iida Home Max	27,844	450
Takara Leben Co. Ltd.	128,052	448
Starts Proceed Investment Corp.	189	321
^ Kenedix Residential Investment Corp.	111	248
Tokyo Theatres Co. Inc.	116,017	176
		277,547
Malaysia (1.0%)
SP Setia Bhd.	1,543,800	1,589
UEM Sunrise Bhd.	1,903,165	1,571
Sunway Bhd.	1,451,285	1,474
KLCC Property Holdings Bhd.	683,800	1,383
IGB Corp. Bhd.	1,304,387	1,018
Sunway REIT	2,124,034	871
Eastern & Oriental Bhd.	1,309,900	803
CapitaMalls Malaysia Trust	1,291,900	621
Mah Sing Group Bhd.	815,280	613
Pavilion REIT	1,097,200	477
IJM Land Bhd.	514,041	450
UOA Development Bhd.	500,800	375
* YTL Land & Development Bhd.	515,100	170
* Mah Sing Group Bhd. Warrants Exp 03/18/2018	114,160	22
		11,437
Mexico (0.6%)
Fibra Uno Administracion SA de CV	1,995,078	6,368
Corp Inmobiliaria Vesta SAB de CV	370,467	771
		7,139
Morocco (0.1%)
Douja Promotion Groupe Addoha SA	204,967	1,078
* Alliances Developpement Immobilier SA	7,717	387

* Cie Generale Immobiliere	2,882	177
		1,642
Netherlands (1.1%)
Corio NV	147,246	6,420
Wereldhave NV	33,475	2,367
Eurocommercial Properties NV	54,470	2,073
Vastned Retail NV	29,129	1,241
Nieuwe Steen Investments NV	85,415	610
		12,711
New Zealand (0.5%)
Kiwi Income Property Trust	1,537,093	1,393
Goodman Property Trust	1,556,529	1,273
Precinct Properties New Zealand Ltd.	1,202,562	984
Argosy Property Ltd.	1,035,870	806
DNZ Property Fund Ltd.	432,659	572
Vital Healthcare Property Trust	398,724	441
Property for Industry Ltd.	335,395	368
* Vital Healthcare Property Trust Rights Exp 08/16/2013	38,913	3
		5,840
Norway (0.1%)
Norwegian Property ASA	831,708	1,163

Philippines (1.4%)
Ayala Land Inc.	8,676,100	6,003
SM Prime Holdings Inc.	10,697,732	4,323
Megaworld Corp.	18,324,000	1,365
Robinsons Land Corp.	2,433,050	1,275
SM Development Corp.	4,163,126	781
* Belle Corp.	6,369,000	754
Vista Land & Lifescapes Inc.	4,531,000	599
Filinvest Land Inc.	14,596,000	598
Century Properties Group Inc.	5,290,549	162
		15,860
Poland (0.2%)
* Globe Trade Centre SA	367,698	929
* Echo Investment SA	370,373	764
		1,693
Russia (0.1%)
LSR Group GDR	262,167	1,106

Singapore (7.7%)
CapitaLand Ltd.	3,917,110	9,937
Global Logistic Properties Ltd.	3,941,131	8,789
CapitaMall Trust	3,926,034	6,257
City Developments Ltd.	681,090	5,692
Ascendas REIT	3,006,521	5,434
UOL Group Ltd.	813,878	4,470
Suntec REIT	3,236,127	4,046
CapitaCommercial Trust	3,131,082	3,456
CapitaMalls Asia Ltd.	2,076,942	3,254
Keppel Land Ltd.	1,025,628	2,971
* Mapletree Greater China Commercial Trust	2,582,000	1,909
Mapletree Industrial Trust	1,783,934	1,893
Mapletree Logistics Trust	2,222,129	1,863
Mapletree Commercial Trust	1,805,705	1,689

^	Fortune REIT	1,765,861	1,578
	Starhill Global REIT	2,338,968	1,509
^	Keppel REIT	1,410,015	1,410
	CDL Hospitality Trusts	1,023,402	1,339
	United Industrial Corp. Ltd.	545,188	1,298
	Wing Tai Holdings Ltd.	751,410	1,256
	Bukit Sembawang Estates Ltd.	242,650	1,180
	Frasers Centrepoint Trust	777,341	1,174
	Parkway Life REIT	558,255	1,096
	Singapore Land Ltd.	141,227	1,014
	Ascott Residence Trust	1,019,463	1,006
	Cache Logistics Trust	1,061,405	1,006
	Lippo Malls Indonesia Retail Trust	2,494,706	971
	Cambridge Industrial Trust	1,804,409	951
	GuocoLand Ltd.	525,477	867
	Yanlord Land Group Ltd.	880,204	854
	First REIT	852,754	815
	Far East Hospitality Trust	1,082,000	796
^	Sabana Shari'ah Compliant Industrial REIT	860,000	787
	CapitaRetail China Trust	652,855	784
	AIMS AMP Capital Industrial REIT	615,428	770
	Frasers Commercial Trust	720,867	739
^	Wheelock Properties Singapore Ltd.	457,969	659
	Ho Bee Investment Ltd.	350,903	604
	Ascendas Hospitality Trust	893,000	593
	Ascendas India Trust	1,017,666	572
^,* Ying Li International Real Estate Ltd.		1,307,000	442
^	Perennial China Retail Trust	949,576	422
	Far East Orchard Ltd.	204,035	325
	Fragrance Group Ltd.	1,518,550	287
			88,764
South Africa (1.9%)
	Growthpoint Properties Ltd.	1,949,890	4,913
	Redefine Properties Ltd.	4,242,966	4,221
	Capital Property Fund	2,463,517	2,612
	Resilient Property Income Fund Ltd.	401,182	2,103
	Hyprop Investments Ltd.	226,062	1,721
	Fountainhead Property Trust	1,802,689	1,414
	Acucap Properties Ltd.	254,552	1,139
	Emira Property Fund	603,848	895
	SA Corporate Real Estate Fund Nominees Pty Ltd.	2,062,192	810
	Vukile Property Fund Ltd.	423,437	685
	Sycom Property Fund	215,255	544
	Rebosis Property Fund Ltd.	331,717	386
	Hospitality Property Fund Ltd. Class A	189,296	317
	Premium Properties Ltd.	138,467	252
	Octodec Investments Ltd.	106,331	220
			22,232
Spain (0.0%)
^,* Inmobiliaria Colonial SA		123,047	173

Sweden (1.4%)
	Castellum AB	263,111	3,762
	Fabege AB	218,529	2,464
	Wallenstam AB	167,870	2,320
	Hufvudstaden AB Class A	180,633	2,293

Wihlborgs Fastigheter AB	107,582	1,763
Kungsleden AB	205,109	1,314
* Fastighets AB Balder	102,559	822
Atrium Ljungberg AB	50,164	662
Klovern AB	153,209	643
		16,043
Switzerland (1.6%)
Swiss Prime Site AG	91,850	6,755
PSP Swiss Property AG	59,043	5,212
Mobimo Holding AG	9,529	2,001
Allreal Holding AG	12,802	1,782
Solvalor 61	5,903	1,423
Intershop Holdings	1,907	658
Zug Estates Holding AG Class B	398	497
		18,328
Taiwan (1.4%)
Ruentex Development Co. Ltd.	1,199,830	2,345
Highwealth Construction Corp.	669,800	1,493
Cathay Real Estate Development Co. Ltd.	2,008,000	1,436
* Chong Hong Construction Co.	321,000	1,334
Cathay No 1 REIT	1,655,310	1,112
Huaku Development Co. Ltd.	337,554	1,089
Prince Housing & Development Corp.	1,322,202	913
Kindom Construction Co.	518,000	795
* Radium Life Tech Co. Ltd.	871,171	782
Farglory Land Development Co. Ltd.	430,000	781
Hung Sheng Construction Co. Ltd.	707,000	677
Huang Hsiang Construction Co.	247,000	586
* Shining Building Business Co. Ltd.	540,580	452
KEE TAI Properties Co. Ltd.	564,869	404
Kuoyang Construction Co. Ltd.	561,000	385
Advancetek Enterprise Co. Ltd.	283,000	352
* Taiwan Land Development Corp.	770,906	281
Hung Poo Real Estate Development Corp.	273,194	268
King's Town Construction Co. Ltd.	231,352	224
Howarm Construction Co. Ltd.	241,871	140
		15,849
Thailand (1.1%)
Central Pattana PCL	2,104,900	2,895
* Land and Houses PCL	4,686,100	1,513
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,547,452	1,082
CPN Retail Growth Leasehold Property Fund	1,747,900	977
* Pruksa Real Estate PCL	1,290,500	774
* Hemaraj Land and Development PCL	7,322,678	768
* Bangkokland PCL	15,534,100	724
* LPN Development PCL	899,200	612
* MBK PCL	116,612	588
* Quality Houses PCL	5,320,400	462
* Supalai PCL	898,505	444
* Amata Corp. PCL	781,400	422
* Sansiri PCL (Local)	3,515,900	300
SC Asset Corp. PCL (Foreign)	2,245,967	279
AP Thailand PCL	1,316,200	246
Ticon Industrial Connection PCL (Foreign)	332,400	211
* Siam Future Development PCL	1,002,206	202
Ticon Industrial Connection PCL (Local)	305,761	194

* Rojana Industrial Park PCL (Local)		423,000	119
Sansiri PCL		1,383,900	118
Rojana Industrial Park PCL-NVDR		279,400	79
Sansiri PCL (Foreign)		901,132	77
Rojana Industrial Park PCL (Foreign)		225,393	63
SC Asset Corp. PCL (Local)		155,400	19
			13,168
Turkey (0.2%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS		952,372	1,320
Is Gayrimenkul Yatirim Ortakligi AS		555,484	399
Torunlar Gayrimenkul Yatirim Ortakligi AS		193,340	341
Akmerkez Gayrimenkul Yatirim Ortakligi AS		40,497	334
Sinpas Gayrimenkul Yatirim Ortakligi AS		376,086	204
			2,598
United Kingdom (7.6%)
Land Securities Group plc		1,196,335	17,294
British Land Co. plc		1,529,977	13,910
Hammerson plc		1,093,049	8,813
Segro plc		1,132,837	5,351
Intu Properties plc		1,029,258	5,269
Capital & Counties Properties plc		948,362	5,217
Derwent London plc		131,491	4,822
Great Portland Estates plc		524,835	4,426
Shaftesbury plc		388,582	3,736
Grainger plc		634,917	1,681
Londonmetric Property plc		965,497	1,668
Unite Group plc		267,988	1,596
Hansteen Holdings plc		998,944	1,426
F&C Commercial Property Trust Ltd.		807,765	1,382
ST Modwen Properties plc		275,533	1,323
Big Yellow Group plc		191,395	1,270
Workspace Group plc		167,565	1,151
* Quintain Estates & Development plc		749,906	1,000
* Raven Russia Ltd.		879,377	940
Helical Bar plc		155,981	709
UK Commercial Property Trust Ltd.		580,016	671
Primary Health Properties plc		127,172	656
Safestore Holdings plc		307,301	628
Development Securities plc		197,549	601
* CLS Holdings plc		25,698	438
Picton Property Income Ltd.		555,598	416
Schroder REIT Ltd.		545,253	370
Mucklow A & J Group plc		49,422	302
			87,066
Total Common Stocks (Cost $1,106,302)			1,149,538
	Coupon
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $27,147)	0.124%	27,146,739	27,147

Total Investments (102.3%) (Cost $1,133,449)			1,176,685
Other Assets and Liabilities-Net (-2.3%)[2]			(26,834)
Net Assets (100%)			1,149,851

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,429,000.
* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed
Vanguard. Rate shown is the 7-day yield.
2 Includes $27,147,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	66,945	1,082,593	—
Temporary Cash Investments	27,147	—	—
Total	94,092	1,082,593	—

D. At July 31, 2013, the cost of investment securities for tax purposes was $1,152,440,000. Net unrealized appreciation of investment securities for tax purposes was $24,245,000, consisting of

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

Global ex-U.S. Real Estate Index Fund

unrealized gains of $74,771,000 on securities that had risen in value since their purchase and $50,526,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.